Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.0%
Adient PLC *	46,567	1,064,522
Aptiv PLC *	125,854	8,550,521
Autoliv, Inc.	40,542	5,153,699
BorgWarner, Inc.	122,893	8,826,175
Dana, Inc.	66,629	2,359,333
Dauch Corp. *	138,346	918,617
Dorman Products, Inc. *	16,039	1,987,553
Ford Motor Co.	2,326,444	40,573,183
Fox Factory Holding Corp. *	26,000	469,040
Garrett Motion, Inc.	81,357	2,665,255
General Motors Co.	534,165	44,463,895
Gentex Corp.	128,586	3,106,638
Gentherm, Inc. *	18,964	657,861
Goodyear Tire & Rubber Co. *	168,918	1,030,400
Harley-Davidson, Inc.	61,916	1,497,129
Holley, Inc. *	37,361	101,996
Kodiak AI, Inc. *(a)	67,763	477,052
LCI Industries	14,021	1,528,569
Lear Corp.	30,109	4,309,200
Mobileye Global, Inc., Class A *	92,708	958,601
Patrick Industries, Inc.	19,599	1,774,101
Phinia, Inc.	23,292	1,799,540
QuantumScape Corp. *	278,876	2,504,306
Rivian Automotive, Inc., Class A *	482,615	7,866,625
Solid Power, Inc. *	99,711	330,043
Standard Motor Products, Inc.	14,195	556,302
Stoneridge, Inc. *	16,000	119,520
Tesla, Inc. *	1,665,560	725,834,392
Thor Industries, Inc.	31,326	2,477,260
Versigent PLC *	41,812	1,844,745
Visteon Corp.	16,245	1,921,621
Winnebago Industries, Inc.	16,587	492,468
XPEL, Inc. *	14,791	676,245
		878,896,407

Banks 3.4%
1st Source Corp.	9,726	717,973
Amalgamated Financial Corp.	12,143	503,692
Amerant Bancorp, Inc.	20,190	458,717
Ameris Bancorp	37,814	3,188,098
Arrow Financial Corp.	9,966	365,752
Associated Banc-Corp.	95,802	2,664,254
Atlantic Union Bankshares Corp.	84,732	3,187,618
Axos Financial, Inc. *	33,865	2,943,207
Banc of California, Inc.	77,302	1,485,744
BancFirst Corp.	11,584	1,277,599
Bancorp, Inc. *	25,213	1,390,749
Bank First Corp.	6,157	855,946
Bank of America Corp.	3,929,742	202,774,687
Bank of Hawaii Corp.	24,739	1,895,007
Bank of Marin Bancorp	7,905	204,265
Bank OZK	62,283	3,013,874
BankUnited, Inc.	43,437	2,015,042
Banner Corp.	19,245	1,250,925
Beacon Financial Corp.	48,762	1,418,487
BOK Financial Corp.	12,792	1,637,888
SECURITY	NUMBER OF SHARES	VALUE ($)
Burke & Herbert Financial Services Corp.	9,936	631,930
Business First Bancshares, Inc.	18,412	524,374
Byline Bancorp, Inc.	19,636	649,755
Camden National Corp.	10,417	521,163
Capital City Bank Group, Inc.	8,000	365,120
Capitol Federal Financial, Inc.	74,171	576,309
Cathay General Bancorp	39,603	2,283,509
Central BanCo, Inc.	18,356	521,310
Central Pacific Financial Corp.	14,712	505,504
Citigroup, Inc.	1,034,618	130,258,406
Citizens Financial Group, Inc.	252,143	15,698,423
Citizens Financial Services, Inc.	2,266	147,358
City Holding Co.	9,331	1,159,937
CNB Financial Corp.	17,211	527,861
Coastal Financial Corp. *	7,345	522,817
Columbia Banking System, Inc.	174,813	5,181,457
Columbia Financial, Inc. *	18,040	363,145
Commerce Bancshares, Inc.	81,536	4,257,810
Community Financial System, Inc.	31,802	2,023,879
Community Trust Bancorp, Inc.	8,318	556,141
ConnectOne Bancorp, Inc.	30,135	906,159
Cullen/Frost Bankers, Inc.	37,756	5,116,693
Customers Bancorp, Inc. *	18,729	1,407,297
CVB Financial Corp.	98,073	1,996,766
Dime Community Bancshares, Inc.	23,671	885,769
Eagle Bancorp, Inc.	17,500	477,575
East West Bancorp, Inc.	81,302	9,962,747
Eastern Bankshares, Inc.	127,725	2,520,014
Enterprise Financial Services Corp.	20,639	1,250,930
Equity Bancshares, Inc., Class A	7,993	368,477
Esquire Financial Holdings, Inc.	3,900	428,571
FB Financial Corp.	23,233	1,224,147
Fifth Third Bancorp	535,232	26,724,134
Financial Institutions, Inc.	12,266	444,397
First BanCorp	92,420	2,216,232
First Bancorp/Southern Pines NC	23,425	1,378,093
First Busey Corp.	52,751	1,443,795
First Citizens BancShares, Inc., Class A	5,815	11,574,816
First Commonwealth Financial Corp.	60,803	1,151,609
First Community Bankshares, Inc.	9,732	419,547
First Financial Bancorp	61,616	1,895,308
First Financial Bankshares, Inc.	75,784	2,476,621
First Financial Corp.	6,687	462,607
First Hawaiian, Inc.	74,443	2,008,472
First Horizon Corp.	285,476	6,917,084
First Interstate BancSystem, Inc., Class A	51,657	1,838,989
First Merchants Corp.	36,721	1,479,856
First Mid Bancshares, Inc.	11,727	516,574
Firstsun Capital Bancorp *	13,078	463,615
Five Star Bancorp	10,105	426,734
Flagstar Bank NA	181,745	2,555,335
Flushing Financial Corp.	21,896	349,679
FNB Corp.	212,919	3,721,824
Fulton Financial Corp.	112,904	2,448,888
GBank Financial Holdings, Inc. *	5,200	154,908
German American Bancorp, Inc.	21,475	938,887
Glacier Bancorp, Inc.	75,414	3,585,936
Great Southern Bancorp, Inc.	4,752	340,956

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hancock Whitney Corp.	48,368	3,294,828
Hanmi Financial Corp.	15,737	473,998
HBT Financial, Inc.	6,770	193,825
Heritage Financial Corp.	26,920	733,570
Hilltop Holdings, Inc.	24,721	932,476
Hingham Institution For Savings	1,200	347,268
Home BancShares, Inc.	109,877	2,940,309
HomeTrust Bancshares, Inc.	8,573	398,387
Hope Bancorp, Inc.	81,301	1,019,515
Horizon Bancorp, Inc.	31,330	581,172
Huntington Bancshares, Inc.	1,203,055	19,681,980
Independent Bank Corp.	12,311	422,514
Independent Bank Corp.	29,029	2,295,613
International Bancshares Corp.	31,584	2,279,101
JPMorgan Chase & Co.	1,596,952	477,983,703
Kearny Financial Corp.	41,777	344,242
KeyCorp	553,291	11,801,697
Lakeland Financial Corp.	14,570	883,379
Live Oak Bancshares, Inc.	19,301	734,017
M&T Bank Corp.	89,706	19,386,364
Mechanics Bancorp, Class A	27,964	411,630
Mercantile Bank Corp.	10,339	547,864
Metrocity Bankshares, Inc.	13,494	440,714
Metropolitan Bank Holding Corp.	6,457	578,031
Mid Penn Bancorp, Inc.	12,019	392,420
Midland States Bancorp, Inc.	11,502	319,756
National Bank Holdings Corp., Class A	26,859	1,123,512
NB Bancorp, Inc.	21,592	432,488
NBT Bancorp, Inc.	30,853	1,426,643
Nicolet Bankshares, Inc.	11,062	1,551,667
Northeast Bank	4,200	528,108
Northfield Bancorp, Inc.	23,206	329,061
Northpointe Bancshares, Inc.	5,900	100,772
Northwest Bancshares, Inc.	84,992	1,202,637
OceanFirst Financial Corp.	35,000	657,650
OFG Bancorp	25,842	1,177,362
Old National Bancorp	205,326	4,929,877
Old Second Bancorp, Inc.	32,956	702,622
Origin Bancorp, Inc.	16,455	784,245
Orrstown Financial Services, Inc.	11,541	428,517
Park National Corp.	9,540	1,636,682
Pathward Financial, Inc.	12,549	1,032,030
Peapack-Gladstone Financial Corp.	7,818	338,129
Peoples Bancorp, Inc.	20,702	720,016
Pinnacle Financial Partners, Inc.	90,242	8,820,253
PNC Financial Services Group, Inc.	239,390	52,933,917
Popular, Inc.	39,059	5,801,433
Preferred Bank	6,654	637,586
Prosperity Bancshares, Inc.	61,302	4,227,386
Provident Financial Services, Inc.	77,275	1,714,732
QCR Holdings, Inc.	9,564	881,323
Regions Financial Corp.	511,019	14,308,532
Renasant Corp.	57,166	2,327,800
Republic Bancorp, Inc., Class A	4,756	384,998
S&T Bancorp, Inc.	21,032	948,333
Seacoast Banking Corp. of Florida	56,041	1,698,603
ServisFirst Bancshares, Inc.	29,904	2,332,213
Simmons First National Corp., Class A	86,612	1,857,827
SmartFinancial, Inc.	8,370	349,029
South Plains Financial, Inc.	7,100	288,189
Southern Missouri Bancorp, Inc.	5,612	387,565
Southside Bancshares, Inc.	16,445	538,738
Southstate Bank Corp.	58,171	5,511,702
Stellar Bancorp, Inc.	25,611	956,315
Stock Yards Bancorp, Inc.	16,288	1,168,501
Texas Capital Bancshares, Inc. *	25,772	2,564,056
TFS Financial Corp.	25,595	407,216
SECURITY	NUMBER OF SHARES	VALUE ($)
Tompkins Financial Corp.	7,606	655,257
Towne Bank	52,044	1,773,139
TriCo Bancshares	18,852	957,682
Triumph Financial, Inc. *	13,170	938,363
Truist Financial Corp.	749,986	36,156,825
TrustCo Bank Corp.	10,097	523,126
Trustmark Corp.	36,112	1,594,706
U.S. Bancorp	921,131	50,524,035
UMB Financial Corp.	41,761	5,481,549
United Bankshares, Inc.	81,242	3,526,715
United Community Banks, Inc.	69,872	2,302,282
Univest Financial Corp.	16,289	642,438
Valley National Bancorp	281,468	3,875,814
WaFd, Inc.	45,055	1,602,156
Washington Trust Bancorp, Inc.	11,591	377,519
Webster Financial Corp.	95,124	6,917,417
Wells Fargo & Co.	1,831,559	142,019,085
WesBanco, Inc.	54,684	1,894,801
Westamerica BanCorp	14,341	795,782
Western Alliance Bancorp	61,317	4,883,899
Wintrust Financial Corp.	39,570	5,944,601
WSFS Financial Corp.	31,353	2,240,172
Zions Bancorp NA	86,131	5,378,881
		1,465,578,655

Capital Goods 7.4%
3D Systems Corp. *	77,860	277,960
3M Co.	311,722	47,733,990
A.O. Smith Corp.	66,945	3,797,120
AAON, Inc.	39,652	5,559,210
AAR Corp. *	22,157	2,495,321
Acuity, Inc.	18,348	5,598,158
Advanced Drainage Systems, Inc.	42,205	5,873,248
AECOM	76,797	5,327,408
AeroVironment, Inc. *	18,511	3,836,220
AGCO Corp.	36,273	4,072,732
AirJoule Technologies Corp. *	8,000	35,920
Alamo Group, Inc.	6,204	935,005
Albany International Corp., Class A	17,106	1,106,587
Allegion PLC	50,382	6,553,187
Alliance Laundry Holdings, Inc. *	24,000	606,000
Allient, Inc.	8,606	681,251
Allison Transmission Holdings, Inc.	49,073	5,571,258
Ameresco, Inc., Class A *	18,500	665,630
American Superconductor Corp. *	30,262	1,541,546
AMETEK, Inc.	136,198	30,760,318
Amprius Technologies, Inc. *	75,316	1,527,408
API Group Corp. *	228,202	9,356,282
Apogee Enterprises, Inc.	11,954	459,153
Applied Industrial Technologies, Inc.	21,881	6,647,667
Archer Aviation, Inc., Class A *	359,675	2,449,387
Arcosa, Inc.	28,663	3,633,035
Argan, Inc.	8,228	5,488,241
Armstrong World Industries, Inc.	26,093	4,120,085
Array Technologies, Inc. *	95,097	863,481
Astec Industries, Inc.	13,148	662,133
Astronics Corp. *	18,379	1,598,973
ATI, Inc. *	80,559	14,110,714
Atkore, Inc.	20,882	1,729,238
Atmus Filtration Technologies, Inc.	48,232	2,256,293
Axon Enterprise, Inc. *	46,826	21,011,763
AZZ, Inc.	18,062	2,447,582
Beta Technologies, Inc., Class A *	17,000	311,780
Bloom Energy Corp., Class A *	152,862	43,565,670
Blue Bird Corp. *	18,273	1,238,361
BlueLinx Holdings, Inc. *	4,759	247,420
Boeing Co. *	464,800	107,438,520
Boise Cascade Co.	21,306	1,485,454

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bowman Consulting Group Ltd. *	8,117	255,929
Builders FirstSource, Inc. *	65,619	5,004,105
BWX Technologies, Inc.	54,082	10,593,582
Cadre Holdings, Inc.	15,098	470,152
Carlisle Cos., Inc.	24,086	8,305,094
Carpenter Technology Corp.	29,569	13,867,270
Carrier Global Corp.	464,929	29,695,015
Caterpillar, Inc.	275,553	241,348,606
CECO Environmental Corp. *	17,631	1,317,917
Centuri Holdings, Inc. *	48,800	1,500,112
ChargePoint Holdings, Inc. *(a)	15,000	113,850
Chart Industries, Inc. *	26,316	5,468,991
CNH Industrial NV	524,996	5,360,209
Columbus McKinnon Corp.	16,620	265,255
Comfort Systems USA, Inc.	20,793	38,013,971
Construction Partners, Inc., Class A *	27,706	3,226,918
Core & Main, Inc., Class A *	112,097	5,543,197
Crane Co.	29,515	5,401,245
CSW Industrials, Inc.	9,640	2,669,991
Cummins, Inc.	81,713	52,838,077
Curtiss-Wright Corp.	21,809	16,304,626
Custom Truck One Source, Inc. *	37,653	360,716
Deere & Co.	149,174	80,879,159
Distribution Solutions Group, Inc. *	5,809	156,843
DNOW, Inc. *	111,852	1,430,587
Donaldson Co., Inc.	68,068	5,572,727
Douglas Dynamics, Inc.	12,323	548,990
Dover Corp.	79,516	16,806,502
Ducommun, Inc. *	8,699	1,324,162
DXP Enterprises, Inc. *	7,607	1,103,471
Dycom Industries, Inc. *	17,492	8,920,920
Eaton Corp. PLC	229,733	92,031,040
EMCOR Group, Inc.	26,542	21,945,456
Emerson Electric Co.	332,865	47,872,644
Energy Recovery, Inc. *	33,759	275,811
Energy Vault Holdings, Inc. *	66,390	335,269
Enerpac Tool Group Corp.	32,073	1,074,125
EnerSys	21,815	4,973,166
Enovix Corp. *(a)	110,519	881,942
Enpro, Inc.	12,544	3,850,883
Eos Energy Enterprises, Inc. *(a)	190,605	1,606,800
EquipmentShare.com, Inc., Class A *(a)	20,000	416,800
Esab Corp.	33,599	3,105,556
ESCO Technologies, Inc.	14,956	4,365,656
Eve Holding, Inc. *	50,593	174,546
Everus Construction Group, Inc. *	29,739	4,424,271
Fastenal Co.	682,904	30,184,357
Federal Signal Corp.	35,731	3,812,498
Ferguson Enterprises, Inc.	115,395	26,075,808
Firefly Aerospace, Inc. *	15,399	715,900
Flowserve Corp.	74,634	5,635,613
Fluence Energy, Inc. *	50,107	946,020
Fluor Corp. *	97,525	4,462,744
Forgent Power Solutions, Inc. *	52,166	2,851,394
Fortive Corp.	185,771	10,834,165
Fortune Brands Innovations, Inc.	72,006	2,803,914
Franklin Electric Co., Inc.	22,478	2,211,386
FTAI Aviation Ltd.	60,570	15,768,794
Gates Industrial Corp. PLC *	152,521	3,953,344
GATX Corp.	21,036	3,556,767
GE Vernova, Inc.	159,584	154,528,379
Generac Holdings, Inc. *	34,644	9,627,914
General Dynamics Corp.	150,036	52,035,486
General Electric Co.	620,880	201,016,109
Gibraltar Industries, Inc. *	16,482	637,029
Global Industrial Co.	7,498	227,939
Gorman-Rupp Co.	13,517	1,013,099
Graco, Inc.	97,468	7,353,961
SECURITY	NUMBER OF SHARES	VALUE ($)
Graham Corp. *	6,243	625,174
Granite Construction, Inc.	26,250	3,592,050
Greenbrier Cos., Inc.	17,524	825,556
Griffon Corp.	22,977	2,021,516
Hayward Holdings, Inc. *	119,306	1,683,408
HEICO Corp.	59,660	20,772,419
Helios Technologies, Inc.	20,829	1,730,682
Herc Holdings, Inc.	17,725	2,357,425
Hexcel Corp.	45,259	4,063,806
Hillman Solutions Corp. *	112,987	842,883
Honeywell International, Inc.	376,390	89,528,125
Howmet Aerospace, Inc.	237,129	61,238,564
Hubbell, Inc.	31,310	14,828,729
Huntington Ingalls Industries, Inc.	22,985	7,083,287
Hyliion Holdings Corp. *	74,851	523,208
Hyster-Yale, Inc.	5,890	213,925
IDEX Corp.	44,138	9,305,615
IES Holdings, Inc. *	5,327	3,613,570
Illinois Tool Works, Inc.	155,920	38,555,898
Ingersoll Rand, Inc.	210,667	15,092,184
Insteel Industries, Inc.	11,550	317,509
Intuitive Machines, Inc. *	65,890	2,887,959
ITT, Inc.	50,627	9,872,265
Janus International Group, Inc. *	82,288	439,418
JBT Marel Corp.	30,775	4,135,852
JELD-WEN Holding, Inc. *	60,836	131,406
Johnson Controls International PLC	363,130	48,681,208
Kadant, Inc.	6,759	2,157,338
Karman Holdings, Inc. *	47,293	2,719,347
Kennametal, Inc.	47,014	1,542,059
Kratos Defense & Security Solutions, Inc. *	108,858	6,981,064
L3Harris Technologies, Inc.	110,761	34,909,652
Legence Corp., Class A *	28,132	2,355,774
Lennox International, Inc.	18,856	9,468,729
Leonardo DRS, Inc.	43,820	2,136,663
Limbach Holdings, Inc. *	5,702	441,620
Lincoln Electric Holdings, Inc.	32,736	8,461,929
Lindsay Corp.	5,967	652,133
Loar Holdings, Inc. *	20,600	1,328,288
Lockheed Martin Corp.	119,888	63,594,590
LSI Industries, Inc.	17,500	424,025
Madison Air Solutions Corp., Class A *	48,538	2,109,947
Manitowoc Co., Inc. *	21,000	248,430
Masco Corp.	120,620	8,473,555
MasTec, Inc. *	36,175	13,687,535
Masterbrand, Inc. *	124,313	1,079,037
McGrath RentCorp	14,225	1,550,383
Mercury Systems, Inc. *	32,400	3,619,080
Microvast Holdings, Inc. *	122,752	190,266
Middleby Corp. *	27,217	4,218,907
Miller Industries, Inc.	6,716	321,764
Modine Manufacturing Co. *	31,707	8,843,399
Moog, Inc., Class A	17,142	6,170,606
MSC Industrial Direct Co., Inc., Class A	26,713	2,924,272
Mueller Industries, Inc.	66,420	8,541,612
Mueller Water Products, Inc., Class A	92,167	2,323,530
MYR Group, Inc. *	9,030	4,199,492
NANO Nuclear Energy, Inc. *(a)	21,193	612,054
National Presto Industries, Inc.	2,567	324,905
Nextpower, Inc., Class A *	87,277	13,650,123
Nordson Corp.	31,475	9,043,712
Northrop Grumman Corp.	79,104	44,589,343
NPK International, Inc. *	48,179	699,559
NuScale Power Corp. *	90,699	1,149,156
nVent Electric PLC	95,680	15,977,603
Oshkosh Corp.	37,949	4,933,370

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Otis Worldwide Corp.	229,562	16,262,172
Owens Corning	48,955	6,159,518
PACCAR, Inc.	311,439	34,373,522
Parker-Hannifin Corp.	74,769	63,152,140
Pentair PLC	96,281	6,820,546
Plug Power, Inc. *	842,947	3,329,641
Powell Industries, Inc.	17,149	4,877,519
Power Solutions International, Inc. *	3,500	145,880
Preformed Line Products Co.	1,518	561,387
Primoris Services Corp.	32,067	4,033,387
Proto Labs, Inc. *	13,117	993,744
Quanex Building Products Corp.	31,012	577,133
Quanta Services, Inc.	88,426	62,935,437
QXO, Inc. *(a)	302,388	5,216,193
RBC Bearings, Inc. *	18,831	10,770,579
Red Cat Holdings, Inc. *(a)	76,322	1,106,669
Redwire Corp. *	45,763	1,124,397
Regal Rexnord Corp.	39,304	7,929,975
Resideo Technologies, Inc. *	80,097	2,504,633
Rocket Lab Corp. *	277,322	39,790,161
Rockwell Automation, Inc.	66,747	30,106,902
RTX Corp.	795,783	142,970,374
Rush Enterprises, Inc., Class A	39,738	2,755,036
Sensata Technologies Holding PLC	85,635	4,229,513
SES AI Corp. *	161,855	212,030
Shoals Technologies Group, Inc., Class A *	98,754	1,229,487
Simpson Manufacturing Co., Inc.	24,906	4,725,664
SiteOne Landscape Supply, Inc. *	25,623	2,782,658
Snap-on, Inc.	30,671	11,385,382
Solv Energy, Inc., Class A *	15,623	555,085
SPX Technologies, Inc. *	29,950	6,488,967
StandardAero, Inc. *	113,560	3,252,358
Standex International Corp.	7,037	1,949,319
Stanley Black & Decker, Inc.	92,243	7,325,939
Sterling Infrastructure, Inc. *	18,229	15,692,252
Sunrun, Inc. *	135,226	2,260,979
Symbotic, Inc. *	34,996	1,624,689
Tecnoglass, Inc.	16,031	690,776
Tennant Co.	10,652	917,244
Terex Corp.	67,066	3,901,900
Terrestrial Energy, Inc. *	43,388	396,132
Textron, Inc.	103,672	9,512,943
Thermon Group Holdings, Inc. *	19,374	1,184,526
Timken Co.	38,084	4,873,990
Titan International, Inc. *	31,313	226,080
Titan Machinery, Inc. *	11,148	243,249
Toro Co.	57,990	5,212,141
Trane Technologies PLC	130,955	59,099,991
Transcat, Inc. *	5,428	458,775
TransDigm Group, Inc.	33,375	41,996,430
Trex Co., Inc. *	64,021	2,650,469
Trinity Industries, Inc.	46,252	1,500,415
Tutor Perini Corp.	25,560	1,827,284
UFP Industries, Inc.	34,517	2,795,877
United Rentals, Inc.	37,240	37,078,751
V2X, Inc. *	13,416	1,115,272
Valmont Industries, Inc.	11,545	6,001,206
Vertiv Holdings Co., Class A	226,293	71,442,963
Vicor Corp. *	13,612	4,557,842
Virgin Galactic Holdings, Inc. *(a)	63,971	395,341
Voyager Technologies, Inc., Class A *	7,300	361,569
VSE Corp.	17,015	3,150,327
Wabash National Corp.	26,259	208,234
Watsco, Inc.	20,688	7,594,565
Watts Water Technologies, Inc., Class A	15,952	4,928,849
WESCO International, Inc.	28,855	10,421,560
SECURITY	NUMBER OF SHARES	VALUE ($)
Westinghouse Air Brake Technologies Corp.	100,656	26,287,321
Willis Lease Finance Corp.	1,548	274,011
WillScot Holdings Corp.	109,036	2,805,496
Woodward, Inc.	35,170	12,310,555
Worthington Enterprises, Inc.	16,967	963,217
WW Grainger, Inc.	25,897	31,963,113
Xometry, Inc., Class A *	27,084	2,580,834
Xylem, Inc.	143,282	15,695,110
York Space Systems, Inc. *(a)	12,500	408,000
Zurn Elkay Water Solutions Corp.	87,484	4,111,748
		3,193,905,348

Commercial & Professional Services 1.0%
ABM Industries, Inc.	36,735	1,434,869
ACCO Brands Corp.	52,622	208,383
ACV Auctions, Inc., Class A *	100,519	660,410
Alight, Inc., Class A	253,722	239,082
Amentum Holdings, Inc. *	88,138	2,047,446
Automatic Data Processing, Inc.	238,426	52,892,424
Barrett Business Services, Inc.	13,459	437,956
BlackSky Technology, Inc. *	18,034	874,108
Booz Allen Hamilton Holding Corp., Class A	71,343	5,648,939
Brady Corp., Class A	25,271	2,175,328
BrightView Holdings, Inc. *	40,947	506,105
Brink's Co.	24,380	2,536,008
Broadridge Financial Solutions, Inc.	68,925	10,595,151
CACI International, Inc., Class A *	13,007	6,679,225
Casella Waste Systems, Inc., Class A *	37,454	3,077,595
CBIZ, Inc. *	28,591	949,221
Cimpress PLC *	8,762	863,583
Cintas Corp.	200,961	34,416,581
Clarivate PLC *	263,321	666,202
Clean Harbors, Inc. *	30,111	8,462,094
Concentrix Corp.	26,719	755,880
Copart, Inc. *	524,974	17,203,398
CoreCivic, Inc. *	54,593	1,150,820
CRA International, Inc.	3,642	505,327
Deluxe Corp.	26,224	636,981
Ennis, Inc.	14,809	302,992
Enviri Corp. *	49,483	1,026,772
Equifax, Inc.	71,156	11,796,953
ExlService Holdings, Inc. *	95,290	2,766,269
Exponent, Inc.	29,970	1,747,850
First Advantage Corp. *	49,118	785,888
Forrester Research, Inc. *	7,000	49,350
Franklin Covey Co. *	6,000	142,320
FTI Consulting, Inc. *	17,472	2,676,361
Genpact Ltd.	95,943	3,161,322
GEO Group, Inc. *	82,346	1,866,784
Healthcare Services Group, Inc. *	42,889	883,513
HNI Corp.	40,514	1,263,632
Huron Consulting Group, Inc. *	9,000	966,510
ICF International, Inc.	10,618	730,943
Innodata, Inc. *	18,500	1,942,130
Insperity, Inc.	20,574	709,186
Interface, Inc.	34,408	1,018,477
Jacobs Solutions, Inc.	69,482	8,328,112
KBR, Inc.	75,267	2,630,582
Kelly Services, Inc., Class A	23,385	271,734
Kforce, Inc.	11,106	521,871
Korn Ferry	30,640	2,144,187
Legalzoom.com, Inc. *	70,686	444,615
Leidos Holdings, Inc.	75,343	9,628,835
Liquidity Services, Inc. *	12,128	439,155
ManpowerGroup, Inc.	27,200	860,336

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maximus, Inc.	33,447	2,071,373
Millerknoll, Inc.	43,667	706,532
MSA Safety, Inc.	21,286	3,529,219
Onterris, Inc. *	19,062	305,183
OPENLANE, Inc. *	65,609	2,499,703
Parsons Corp. *	31,807	1,879,794
Paychex, Inc.	191,298	18,552,080
Paycom Software, Inc.	28,128	3,928,638
Paylocity Holding Corp. *	26,116	3,001,512
Pitney Bowes, Inc.	86,893	1,398,977
Planet Labs PBC *	166,781	8,529,180
RB Global, Inc.	109,994	11,697,862
Republic Services, Inc.	119,446	23,941,756
Resources Connection, Inc.	20,000	90,400
Robert Half, Inc.	55,557	1,635,598
Rollins, Inc.	172,612	8,216,331
Science Applications International Corp.	27,276	2,842,159
SS&C Technologies Holdings, Inc.	124,290	8,392,061
TaskUS, Inc., Class A	10,500	66,465
Tetra Tech, Inc.	156,522	4,302,790
TIC Solutions, Inc. *	110,910	906,135
TransUnion	114,335	8,181,813
TriNet Group, Inc.	17,414	795,472
TrueBlue, Inc. *(b)	18,000	111,780
UL Solutions, Inc., Class A	45,472	4,524,464
UniFirst Corp.	8,519	2,261,113
Upwork, Inc. *	77,903	687,104
Veralto Corp.	146,367	12,035,758
Verisk Analytics, Inc.	83,069	14,536,244
Verra Mobility Corp. *	92,289	416,223
Vestis Corp. *	67,712	874,839
Waste Management, Inc.	220,070	46,536,002
Willdan Group, Inc. *	7,978	724,722
		414,909,077

Consumer Discretionary Distribution & Retail 5.3%
1-800-Flowers.com, Inc., Class A *(a)	16,000	73,120
Abercrombie & Fitch Co., Class A *	27,531	2,125,944
Academy Sports & Outdoors, Inc.	39,492	2,085,178
Advance Auto Parts, Inc.	34,173	2,058,581
Amazon.com, Inc. *	5,785,175	1,565,699,762
American Eagle Outfitters, Inc.	94,555	1,493,969
America's Car-Mart, Inc. *	7,000	86,030
Arhaus, Inc.	31,341	212,179
Arko Corp.	43,985	341,324
Asbury Automotive Group, Inc. *	11,380	2,136,140
AutoNation, Inc. *	16,280	3,056,082
AutoZone, Inc. *	9,803	28,773,668
Bath & Body Works, Inc.	126,212	2,526,764
Bed Bath & Beyond, Inc. *	35,695	218,810
Best Buy Co., Inc.	115,565	9,008,292
Bob's Discount Furniture, Inc. *	13,961	189,870
Boot Barn Holdings, Inc. *	17,685	3,004,151
Buckle, Inc.	20,013	917,996
Build-A-Bear Workshop, Inc.	6,963	259,093
Burlington Stores, Inc. *	36,667	11,873,875
Caleres, Inc.	15,000	218,400
Camping World Holdings, Inc., Class A	45,418	332,914
CarMax, Inc. *	83,148	3,710,064
Carvana Co. *	418,181	30,527,213
Chewy, Inc., Class A *	145,555	3,280,810
Coupang, Inc. *	802,045	13,313,947
Designer Brands, Inc., Class A	20,000	154,400
Dick's Sporting Goods, Inc.	39,026	8,881,147
Dillard's, Inc., Class A	1,736	1,024,605
eBay, Inc.	267,434	29,222,513
SECURITY	NUMBER OF SHARES	VALUE ($)
Etsy, Inc. *	57,749	3,922,312
Five Below, Inc. *	32,807	7,458,999
Floor & Decor Holdings, Inc., Class A *	63,077	3,242,158
GameStop Corp., Class A *	245,940	5,209,009
Gap, Inc.	138,989	2,939,617
Genesco, Inc. *	6,608	253,549
Genuine Parts Co.	81,685	8,062,309
GigaCloud Technology, Inc., Class A *	15,615	562,765
Gold.com, Inc.	12,773	540,426
Group 1 Automotive, Inc.	6,962	2,202,359
Groupon, Inc. *	14,084	284,919
Haverty Furniture Cos., Inc.	8,044	186,540
Home Depot, Inc.	589,537	186,965,764
Kohl's Corp.	65,578	941,700
Lands' End, Inc. *	7,418	87,161
Lithia Motors, Inc.	14,259	4,147,800
LKQ Corp.	151,999	4,122,213
Lowe's Cos., Inc.	331,597	71,081,133
Macy's, Inc.	161,540	3,515,110
MarineMax, Inc. *	11,506	396,267
Monro, Inc. (a)	17,179	282,595
Murphy USA, Inc.	10,062	5,091,674
National Vision Holdings, Inc. *	46,007	770,617
Ollie's Bargain Outlet Holdings, Inc. *	35,852	2,926,599
O'Reilly Automotive, Inc. *	498,253	43,288,221
Outdoor Holding Co. *	52,155	107,439
Pattern Group, Inc., Class A *	15,993	300,508
Penske Automotive Group, Inc.	10,715	1,793,370
Petco Health & Wellness Co., Inc. *	51,348	154,557
Pool Corp.	19,017	3,449,684
RealReal, Inc. *	58,048	559,583
Revolve Group, Inc. *	23,000	450,800
RH *	8,969	1,331,807
Ross Stores, Inc.	191,439	44,362,159
Sally Beauty Holdings, Inc. *	62,994	836,560
Savers Value Village, Inc. *	22,735	203,478
Shoe Carnival, Inc.	10,461	185,160
Signet Jewelers Ltd.	23,211	2,028,409
Sleep Number Corp. *(a)	24,000	28,560
Sonic Automotive, Inc., Class A	8,646	714,333
Stitch Fix, Inc., Class A *	66,747	237,619
ThredUp, Inc., Class A *	45,075	209,599
TJX Cos., Inc.	656,990	101,669,202
Tractor Supply Co.	312,289	9,846,472
Ulta Beauty, Inc. *	25,960	13,209,746
Upbound Group, Inc.	35,299	678,094
Urban Outfitters, Inc. *	31,015	2,253,240
Valvoline, Inc. *	76,212	2,572,155
Victoria's Secret & Co. *	48,427	2,663,485
Warby Parker, Inc., Class A *	58,143	1,425,666
Wayfair, Inc., Class A *	64,151	4,635,551
Williams-Sonoma, Inc.	70,511	14,353,924
Winmark Corp.	1,708	646,598
Zumiez, Inc. *	8,189	201,695
		2,296,398,110

Consumer Durables & Apparel 0.6%
Acushnet Holdings Corp.	17,363	1,541,487
Beazer Homes USA, Inc. *	16,658	422,947
Brunswick Corp.	38,525	3,226,854
Callaway Golf Co. *	82,838	1,275,705
Capri Holdings Ltd. *	70,728	1,309,175
Carter's, Inc.	21,000	810,390
Cavco Industries, Inc. *	4,668	2,504,475
Century Communities, Inc.	15,571	822,460
Champion Homes, Inc. *	33,758	2,485,602
Columbia Sportswear Co.	16,501	1,092,036

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Crocs, Inc. *	30,961	3,674,142
Deckers Outdoor Corp. *	83,629	9,521,162
DR Horton, Inc.	159,099	23,401,872
Dream Finders Homes, Inc., Class A *	15,666	242,196
Ethan Allen Interiors, Inc.	13,270	273,627
Figs, Inc., Class A *	92,531	1,088,165
Funko, Inc., Class A *	23,000	130,640
Garmin Ltd.	97,102	22,714,100
G-III Apparel Group Ltd.	22,408	724,451
GoPro, Inc., Class A *	75,028	93,785
Green Brick Partners, Inc. *	17,297	1,163,396
Hasbro, Inc.	79,722	6,869,645
Helen of Troy Ltd. *	13,500	366,390
Hovnanian Enterprises, Inc., Class A *	3,200	353,152
Installed Building Products, Inc.	13,268	2,786,015
Johnson Outdoors, Inc., Class A	4,785	214,177
KB Home	37,242	1,819,644
Kontoor Brands, Inc.	30,584	2,195,014
Latham Group, Inc. *	25,271	133,431
La-Z-Boy, Inc.	23,787	893,915
Legacy Housing Corp. *	6,676	160,291
Leggett & Platt, Inc.	78,753	808,793
Lennar Corp., Class A	132,032	11,853,833
Levi Strauss & Co., Class A	59,554	1,381,653
LGI Homes, Inc. *	11,830	565,592
Lululemon Athletica, Inc. *	63,552	8,336,751
M/I Homes, Inc. *	15,173	1,997,070
Malibu Boats, Inc., Class A *	11,217	308,019
Mattel, Inc. *	181,533	2,712,103
Meritage Homes Corp.	39,421	2,571,826
Mohawk Industries, Inc. *	30,872	3,316,270
Movado Group, Inc.	8,138	311,523
Newell Brands, Inc.	247,866	842,744
NIKE, Inc., Class B	704,105	32,550,774
NVR, Inc. *	1,636	9,987,453
Oxford Industries, Inc.	9,278	413,984
Peloton Interactive, Inc., Class A *	267,024	1,708,954
Polaris, Inc.	31,545	2,226,131
PulteGroup, Inc.	112,880	13,340,158
PVH Corp.	27,657	2,579,845
Ralph Lauren Corp.	22,682	8,253,980
SharkNinja, Inc. *	42,090	5,130,350
Smith & Wesson Brands, Inc.	25,128	382,448
Somnigroup International, Inc.	124,438	8,811,455
Sonos, Inc. *	75,624	1,193,347
Steven Madden Ltd.	42,504	1,846,374
Sturm Ruger & Co., Inc.	9,917	387,656
Tapestry, Inc.	119,691	17,410,253
Taylor Morrison Home Corp. *	57,968	3,391,128
Toll Brothers, Inc.	56,226	7,789,550
TopBuild Corp. *	16,644	6,948,537
Under Armour, Inc., Class A *	180,078	1,057,058
VF Corp.	195,935	3,366,163
Whirlpool Corp.	37,124	1,611,924
Wolverine World Wide, Inc.	46,104	809,125
YETI Holdings, Inc. *	47,461	2,276,704
		262,789,869

Consumer Services 1.7%
Accel Entertainment, Inc. *	31,300	372,157
ADT, Inc.	345,240	2,316,560
Airbnb, Inc., Class A *	250,569	33,403,353
Aramark	155,555	8,303,526
Biglari Holdings, Inc., Class B *	400	116,192
BJ's Restaurants, Inc. *	12,955	609,533
Black Rock Coffee Bar, Inc., Class A *	10,998	91,503
SECURITY	NUMBER OF SHARES	VALUE ($)
Bloomin' Brands, Inc.	44,890	378,872
Booking Holdings, Inc.	476,568	79,791,780
Boyd Gaming Corp.	33,500	2,769,780
Bright Horizons Family Solutions, Inc. *	33,795	2,116,243
Brinker International, Inc. *	25,622	3,648,060
Caesars Entertainment, Inc. *	123,339	3,582,998
Carnival Corp. Ltd.	760,368	21,335,926
Carriage Services, Inc.	7,528	310,078
Cava Group, Inc. *	59,406	4,613,470
Cheesecake Factory, Inc.	26,093	1,723,182
Chipotle Mexican Grill, Inc. *	770,407	24,545,167
Choice Hotels International, Inc. (a)	12,500	1,361,000
Churchill Downs, Inc.	39,450	3,440,435
Coursera, Inc. *	136,332	734,830
Covista, Inc. *	20,540	2,419,612
Cracker Barrel Old Country Store, Inc.	14,932	505,000
Darden Restaurants, Inc.	68,666	14,001,684
Dave & Buster's Entertainment, Inc. *	15,802	211,273
Dine Brands Global, Inc.	12,159	381,549
Domino's Pizza, Inc.	18,090	5,618,392
DoorDash, Inc., Class A *	221,652	35,306,947
DraftKings, Inc., Class A *	292,743	7,169,276
Driven Brands Holdings, Inc. *	35,015	484,608
Duolingo, Inc. *	23,151	2,578,095
Dutch Bros, Inc., Class A *	74,938	4,346,404
El Pollo Loco Holdings, Inc. *	12,037	178,990
Expedia Group, Inc.	69,643	15,724,693
First Watch Restaurant Group, Inc. *	27,448	319,220
Flutter Entertainment PLC *	103,452	10,032,775
Frontdoor, Inc. *	43,551	2,703,211
Global Business Travel Group I *	71,728	669,940
Graham Holdings Co., Class B	2,012	2,207,748
Grand Canyon Education, Inc. *	16,846	2,524,373
H&R Block, Inc.	74,256	2,858,113
Hilton Grand Vacations, Inc. *	37,519	1,951,738
Hilton Worldwide Holdings, Inc.	135,666	44,452,322
Hyatt Hotels Corp., Class A	24,443	4,432,983
Jack in the Box, Inc. *(a)	10,900	135,705
KinderCare Learning Cos., Inc. *	30,636	117,642
Krispy Kreme, Inc. *	70,788	249,174
Kura Sushi USA, Inc., Class A *	3,998	224,648
Las Vegas Sands Corp.	180,027	9,103,965
Laureate Education, Inc. *	77,470	2,478,265
Liberty Live Holdings, Inc., Class C *	42,717	4,233,255
Life Time Group Holdings, Inc. *	90,675	2,999,529
Lincoln Educational Services Corp. *	17,219	797,584
Lindblad Expeditions Holdings, Inc. *	32,128	737,338
Lucky Strike Entertainment Corp., Class A (a)	18,097	148,214
Marriott International, Inc., Class A	130,072	48,855,043
Marriott Vacations Worldwide Corp.	16,062	1,363,343
Matthews International Corp., Class A	16,840	446,934
McDonald's Corp.	421,768	117,757,626
McGraw Hill, Inc. *	14,000	168,560
MGM Resorts International *	113,839	4,971,349
Monarch Casino & Resort, Inc.	7,088	852,403
Navan, Inc., Class A *	24,641	526,578
Norwegian Cruise Line Holdings Ltd. *	268,816	4,930,085
OneSpaWorld Holdings Ltd.	62,301	1,479,649
Papa John's International, Inc. (a)	18,897	646,466
Penn Entertainment, Inc. *	75,895	1,429,103
Perdoceo Education Corp.	37,739	1,221,989
Phoenix Education Partners, Inc.	2,500	75,600
Planet Fitness, Inc., Class A *	49,043	2,624,291

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Portillo's, Inc., Class A *	66,390	284,813
Pursuit Attractions & Hospitality, Inc. *	11,440	512,169
RCI Hospitality Holdings, Inc.	6,000	152,220
Red Rock Resorts, Inc., Class A	27,834	1,624,949
Royal Caribbean Cruises Ltd.	148,988	42,406,454
Rush Street Interactive, Inc. *	60,327	1,528,686
Sabre Corp. *	243,463	428,495
Serve Robotics, Inc. *(a)	42,695	399,198
Service Corp. International	81,866	6,155,505
Shake Shack, Inc., Class A *	24,804	1,595,145
SHARPLINK, Inc. *	121,407	741,797
Six Flags Entertainment Corp. *	60,023	1,261,083
Starbucks Corp.	674,702	66,903,450
Strategic Education, Inc.	13,865	1,064,139
Stride, Inc. *	24,541	2,267,098
Sweetgreen, Inc., Class A *	70,511	702,290
Target Hospitality Corp. *	18,754	325,569
Texas Roadhouse, Inc.	38,683	6,986,923
Travel & Leisure Co.	38,489	2,617,252
United Parks & Resorts, Inc. *	16,507	662,426
Universal Technical Institute, Inc. *	31,432	1,175,871
Vail Resorts, Inc. (a)	20,730	2,769,528
Wendy's Co.	98,853	761,168
Wingstop, Inc.	16,164	2,537,101
Wyndham Hotels & Resorts, Inc.	44,763	3,592,678
Wynn Resorts Ltd.	49,500	5,010,390
Xponential Fitness, Inc., Class A *	25,000	137,250
Yum! Brands, Inc.	164,350	24,315,583
		744,137,159

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	218,527	3,411,206
Andersons, Inc.	21,232	1,498,767
BJ's Wholesale Club Holdings, Inc. *	77,476	6,607,153
Casey's General Stores, Inc.	21,900	16,800,366
Chefs' Warehouse, Inc. *	22,357	1,711,205
Costco Wholesale Corp.	262,906	251,422,266
Dollar General Corp.	129,893	14,367,465
Dollar Tree, Inc. *	109,448	12,744,125
Grocery Outlet Holding Corp. *	45,075	383,588
Ingles Markets, Inc., Class A	7,780	688,219
Kroger Co.	344,645	21,419,687
Maplebear, Inc. *	109,186	4,345,603
Natural Grocers by Vitamin Cottage, Inc.	6,292	184,733
Performance Food Group Co. *	92,810	9,113,014
PriceSmart, Inc.	14,613	2,484,064
Sprouts Farmers Market, Inc. *	57,345	4,737,844
Sysco Corp.	284,116	21,538,834
Target Corp.	268,471	34,114,610
U.S. Foods Holding Corp. *	131,391	10,754,353
United Natural Foods, Inc. *	38,629	1,983,599
Walmart, Inc.	2,595,390	300,416,392
Weis Markets, Inc.	5,703	416,148
		721,143,241

Energy 3.3%
Antero Midstream Corp.	195,524	4,098,183
Antero Resources Corp. *	171,491	6,130,803
APA Corp.	211,752	7,714,125
Archrock, Inc.	102,936	3,447,327
Atlas Energy Solutions, Inc.	47,038	785,064
Baker Hughes Co.	584,369	37,329,492
BKV Corp. *	21,377	567,346
Bristow Group, Inc.	16,536	688,559
Cactus, Inc., Class A	40,731	2,364,027
SECURITY	NUMBER OF SHARES	VALUE ($)
California Resources Corp.	46,266	2,743,111
Calumet, Inc. *	39,896	1,415,111
Centrus Energy Corp., Class A *	10,990	2,005,345
Cheniere Energy, Inc.	127,309	28,626,702
Chevron Corp.	1,110,104	202,549,576
Chord Energy Corp.	33,712	4,445,601
Clean Energy Fuels Corp. *	103,757	211,664
CNX Resources Corp. *	84,027	2,830,870
Comstock Resources, Inc. *	47,038	627,017
ConocoPhillips	726,582	82,815,816
Core Laboratories, Inc.	25,730	351,729
Core Natural Resources, Inc.	29,869	2,641,614
Crescent Energy Co., Class A	144,455	1,669,900
CVR Energy, Inc.	17,075	567,232
Delek U.S. Holdings, Inc.	34,822	1,549,927
Devon Energy Corp.	681,443	30,317,399
Diamondback Energy, Inc.	114,338	21,893,440
Diversified Energy Co.	38,418	558,982
DMC Global, Inc. *	10,365	70,586
Dorian LPG Ltd.	21,236	854,112
DT Midstream, Inc.	60,993	8,537,800
EOG Resources, Inc.	321,663	42,903,411
EQT Corp.	367,985	20,213,416
Excelerate Energy, Inc., Class A	13,330	439,090
Expand Energy Corp.	141,909	13,194,699
Expro Group Holdings NV *	58,585	865,300
Exxon Mobil Corp.	2,474,110	359,389,218
Flowco Holdings, Inc., Class A	20,552	480,711
Granite Ridge Resources, Inc.	31,547	153,318
Green Plains, Inc. *	37,904	593,956
Gulfport Energy Corp. *	10,110	1,704,445
Halliburton Co.	496,234	19,278,691
Helix Energy Solutions Group, Inc. *	84,389	789,037
Helmerich & Payne, Inc.	58,603	2,235,705
HF Sinclair Corp.	92,780	6,484,394
HighPeak Energy, Inc. (a)	15,000	106,500
Innovex International, Inc. *	21,521	574,826
International Seaways, Inc.	24,572	1,896,713
Kinder Morgan, Inc.	1,163,185	36,151,790
Kinetik Holdings, Inc.	26,309	1,208,899
Kodiak Gas Services, Inc.	55,217	3,691,257
Kosmos Energy Ltd. *	339,948	951,854
Liberty Energy, Inc.	97,540	2,854,020
Magnolia Oil & Gas Corp., Class A	107,221	2,933,567
Marathon Petroleum Corp.	174,221	43,340,958
Matador Resources Co.	69,495	3,724,932
Murphy Oil Corp.	78,920	2,856,115
Nabors Industries Ltd. *	9,065	839,691
NextDecade Corp. *	83,252	658,523
Noble Corp. PLC	72,994	3,392,761
Northern Oil & Gas, Inc.	59,490	1,295,097
NOV, Inc.	216,727	4,325,871
Occidental Petroleum Corp.	425,340	24,087,004
Oceaneering International, Inc. *	58,654	2,242,342
ONEOK, Inc.	372,162	31,239,278
Ovintiv, Inc.	164,190	9,201,208
Par Pacific Holdings, Inc. *	28,838	1,619,542
Patterson-UTI Energy, Inc.	206,139	2,310,818
PBF Energy, Inc., Class A	49,003	1,994,422
Peabody Energy Corp.	74,305	2,009,950
Permian Resources Corp., Class A	433,645	8,338,993
Phillips 66	238,783	41,997,154
ProPetro Holding Corp. *	58,691	895,625
Range Resources Corp.	139,541	5,435,122
REX American Resources Corp. *	16,264	760,505
Riley Exploration Permian, Inc.	6,262	208,274
RPC, Inc.	49,416	327,134
Sable Offshore Corp. *	73,082	1,070,651
SandRidge Energy, Inc.	17,244	252,970

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seadrill Ltd. *	36,919	1,741,469
Select Water Solutions, Inc.	68,802	1,233,620
SLB Ltd.	884,984	48,275,877
SM Energy Co.	133,639	4,104,054
Solaris Energy Infrastructure, Inc.	26,460	1,840,028
Talos Energy, Inc. *	74,816	1,097,551
Targa Resources Corp.	127,405	32,497,193
TechnipFMC PLC	240,891	16,481,762
TETRA Technologies, Inc. *	78,829	806,421
Texas Pacific Land Corp.	34,587	13,592,691
Tidewater, Inc. *	26,556	1,951,600
Transocean Ltd. *	597,545	3,698,804
Uranium Energy Corp. *	285,659	3,933,524
VAALCO Energy, Inc.	61,265	319,803
Valaris Ltd. *	37,623	3,485,019
Valero Energy Corp.	180,701	44,239,219
Venture Global, Inc., Class A	283,049	3,407,910
Viper Energy, Inc., Class A	109,561	4,985,026
Vitesse Energy, Inc.	17,811	307,774
Weatherford International PLC	42,912	4,447,400
Williams Cos., Inc.	722,077	51,549,077
World Kinect Corp.	34,187	984,928
		1,418,908,967

Equity Real Estate Investment Trusts (REITs) 2.0%
Acadia Realty Trust	79,620	1,753,232
Agree Realty Corp.	70,806	5,250,265
AH Realty Trust, Inc.	52,371	356,647
Alexander's, Inc.	1,052	258,908
Alexandria Real Estate Equities, Inc.	91,975	4,569,318
American Assets Trust, Inc.	27,413	638,723
American Healthcare REIT, Inc.	104,671	5,117,365
American Homes 4 Rent, Class A	192,128	6,163,466
American Tower Corp.	276,764	51,743,797
Americold Realty Trust, Inc.	167,436	2,627,071
Apple Hospitality REIT, Inc.	131,604	1,933,263
AvalonBay Communities, Inc.	83,464	15,233,015
Brandywine Realty Trust	101,757	315,447
Brixmor Property Group, Inc.	181,700	5,552,752
Broadstone Net Lease, Inc.	109,930	2,223,884
BXP, Inc.	86,974	5,219,310
Camden Property Trust	61,101	6,510,923
CareTrust REIT, Inc.	131,466	5,366,442
CBL & Associates Properties, Inc.	11,811	567,991
Centerspace	9,439	636,944
Chatham Lodging Trust	30,695	333,041
Community Healthcare Trust, Inc.	16,000	275,520
COPT Defense Properties	65,630	2,104,098
Cousins Properties, Inc.	98,423	2,638,721
Crown Castle, Inc.	257,642	23,574,243
CubeSmart	136,607	5,464,280
Curbline Properties Corp.	62,414	1,818,120
DiamondRock Hospitality Co.	121,035	1,330,175
Digital Realty Trust, Inc.	191,374	36,361,060
Diversified Healthcare Trust	132,496	1,102,367
Douglas Emmett, Inc.	98,912	1,151,336
Easterly Government Properties, Inc.	25,602	613,936
EastGroup Properties, Inc.	31,436	6,347,243
Empire State Realty Trust, Inc., Class A	70,058	401,432
EPR Properties	44,691	2,549,622
Equinix, Inc.	58,072	62,023,219
Equity LifeStyle Properties, Inc.	114,071	7,046,166
Equity Residential	204,232	13,366,984
Essential Properties Realty Trust, Inc.	124,046	3,793,327
Essex Property Trust, Inc.	38,328	10,449,746
Extra Space Storage, Inc.	125,997	18,182,627
Federal Realty Investment Trust	46,072	5,511,593
SECURITY	NUMBER OF SHARES	VALUE ($)
First Industrial Realty Trust, Inc.	77,598	4,800,988
Four Corners Property Trust, Inc.	65,275	1,625,347
Gaming & Leisure Properties, Inc.	168,154	7,898,193
Getty Realty Corp.	36,732	1,194,892
Gladstone Commercial Corp.	28,551	360,028
Global Net Lease, Inc.	114,565	1,073,474
Healthcare Realty Trust, Inc.	210,600	4,195,152
Healthpeak Properties, Inc.	408,945	7,831,297
Highwoods Properties, Inc.	65,524	1,710,176
Host Hotels & Resorts, Inc.	378,568	8,699,493
Hudson Pacific Properties, Inc. *	22,706	272,018
Independence Realty Trust, Inc.	140,905	2,286,888
Industrial Logistics Properties Trust	35,112	314,955
Innovative Industrial Properties, Inc.	15,583	903,658
InvenTrust Properties Corp.	45,765	1,516,194
Invitation Homes, Inc.	336,292	9,836,541
Iron Mountain, Inc.	175,618	22,523,008
JBG SMITH Properties	36,904	541,382
Kilroy Realty Corp.	64,430	2,208,016
Kimco Realty Corp.	398,899	9,605,488
Kite Realty Group Trust	129,801	3,559,143
Lamar Advertising Co., Class A	50,933	7,765,245
Lineage, Inc.	34,893	1,549,598
LTC Properties, Inc.	27,419	1,025,745
LXP Industrial Trust	34,366	1,774,660
Macerich Co.	162,930	3,669,184
Medical Properties Trust, Inc.	308,707	1,577,493
Mid-America Apartment Communities, Inc.	68,880	8,890,342
Millrose Properties, Inc.	91,704	2,587,887
National Health Investors, Inc.	27,681	2,028,740
National Storage Affiliates Trust	40,819	1,740,930
NETSTREIT Corp. (a)	57,066	1,156,157
NexPoint Diversified Real Estate Trust	26,190	139,855
NexPoint Residential Trust, Inc.	12,730	369,934
NNN REIT, Inc.	111,301	4,954,008
Omega Healthcare Investors, Inc.	175,835	8,222,045
One Liberty Properties, Inc.	10,345	243,625
Orion Properties, Inc.	24,025	71,594
Outfront Media, Inc.	85,151	2,745,268
Park Hotels & Resorts, Inc.	128,180	1,554,823
Pebblebrook Hotel Trust	68,712	1,047,858
Phillips Edison & Co., Inc.	75,739	3,040,921
Piedmont Realty Trust, Inc., Class A *	73,422	610,137
Prologis, Inc.	550,275	78,947,954
Public Storage	93,684	28,450,894
Rayonier, Inc.	166,154	3,470,957
Realty Income Corp.	544,238	33,350,905
Regency Centers Corp.	96,676	7,477,889
Rexford Industrial Realty, Inc.	135,832	4,817,961
RLJ Lodging Trust	87,482	851,200
Ryman Hospitality Properties, Inc.	37,066	4,267,409
Sabra Health Care REIT, Inc.	149,600	2,975,544
Safehold, Inc.	27,389	410,013
Saul Centers, Inc.	7,449	258,182
SBA Communications Corp.	63,163	12,832,195
Service Properties Trust	338,345	605,638
Sila Realty Trust, Inc.	32,343	978,052
Simon Property Group, Inc.	192,070	39,357,064
SITE Centers Corp.	31,955	161,373
SL Green Realty Corp.	41,656	1,891,182
Smartstop Self Storage REIT, Inc.	33,994	1,062,312
STAG Industrial, Inc.	112,734	4,269,237
Summit Hotel Properties, Inc.	63,229	364,831
Sun Communities, Inc.	68,440	8,463,290
Sunstone Hotel Investors, Inc.	121,809	1,317,973
Tanger, Inc.	70,461	2,541,528
Terreno Realty Corp.	61,244	4,023,118

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UDR, Inc.	180,699	6,667,793
UMH Properties, Inc.	46,174	693,533
Universal Health Realty Income Trust	8,110	336,159
Urban Edge Properties	74,535	1,672,565
Ventas, Inc.	280,915	23,714,844
VICI Properties, Inc.	645,281	18,209,830
Vornado Realty Trust	95,387	3,219,311
Welltower, Inc.	413,089	84,819,564
Weyerhaeuser Co.	425,400	10,426,554
Whitestone REIT	26,363	503,006
WP Carey, Inc.	129,316	9,623,697
Xenia Hotels & Resorts, Inc.	59,946	1,041,262
		882,274,818

Financial Services 6.7%
Acadian Asset Management, Inc.	14,901	1,077,491
Adamas Trust, Inc.	49,192	452,566
Affiliated Managers Group, Inc.	16,447	4,980,974
Affirm Holdings, Inc., Class A *	173,047	12,744,912
AGNC Investment Corp.	657,763	6,847,313
AI Financial Corp. *	61,114	52,008
Alerus Financial Corp.	14,118	403,492
Ally Financial, Inc.	166,323	7,120,288
AlTi Global, Inc. *	26,000	85,800
American Express Co.	317,525	100,487,137
Ameriprise Financial, Inc.	54,039	24,085,723
Annaly Capital Management, Inc.	426,570	9,320,555
Apollo Commercial Real Estate Finance, Inc.	74,435	815,808
Apollo Global Management, Inc.	275,091	35,406,963
Arbor Realty Trust, Inc. (a)	116,377	669,168
ARES Management Corp., Class A	122,053	15,683,811
ARMOUR Residential REIT, Inc.	67,908	1,164,622
Artisan Partners Asset Management, Inc., Class A	41,600	1,557,504
Atlanticus Holdings Corp. *	3,269	281,853
Bank of New York Mellon Corp.	408,365	56,938,332
Berkshire Hathaway, Inc., Class B *	1,085,946	515,259,658
BGC Group, Inc., Class A	218,435	2,282,646
Bitgo Holdings, Inc., Class A *	10,000	60,100
Blackrock, Inc.	85,506	89,514,521
Blackstone Mortgage Trust, Inc., Class A	94,911	1,734,973
Blackstone, Inc.	443,327	51,855,959
Block, Inc. *	326,023	24,686,462
Blue Owl Capital, Inc.	372,761	3,831,983
Bread Financial Holdings, Inc.	25,448	2,266,653
BrightSpire Capital, Inc.	87,387	504,223
Cannae Holdings, Inc.	30,439	451,410
Capital One Financial Corp.	370,771	69,678,994
Carlyle Group, Inc.	153,852	6,989,496
Cass Information Systems, Inc.	6,983	321,428
Cboe Global Markets, Inc.	62,051	20,697,732
Charles Schwab Corp. (c)	981,771	85,757,697
Chime Financial, Inc., Class A *	21,000	390,600
Chimera Investment Corp.	47,503	646,991
Claros Mortgage Trust, Inc. *	66,838	162,416
CME Group, Inc.	213,783	58,478,202
Cohen & Steers, Inc.	15,914	1,110,797
Coinbase Global, Inc., Class A *	132,650	25,074,830
Corebridge Financial, Inc.	152,598	4,120,146
Corpay, Inc. *	41,301	14,942,702
Credit Acceptance Corp. *	3,547	2,034,701
Dave, Inc. *	6,336	1,790,300
DigitalBridge Group, Inc.	97,809	1,529,733
Donnelley Financial Solutions, Inc. *	16,204	643,137
Dynex Capital, Inc.	118,936	1,556,872
Ellington Financial, Inc.	74,619	1,012,580
SECURITY	NUMBER OF SHARES	VALUE ($)
Enact Holdings, Inc.	15,826	661,369
Encore Capital Group, Inc. *	12,966	1,036,372
Enova International, Inc. *	14,616	2,360,630
Equitable Holdings, Inc.	168,711	6,976,200
Essent Group Ltd.	57,040	3,302,046
Euronet Worldwide, Inc. *	22,302	1,616,449
Evercore, Inc., Class A	22,971	7,829,895
EVERTEC, Inc.	37,325	913,343
EZCORP, Inc., Class A *	34,885	1,089,807
FactSet Research Systems, Inc.	21,877	5,370,147
Federal Agricultural Mortgage Corp., Class C	5,714	1,015,892
Federated Hermes, Inc.	43,481	2,437,545
Fidelity National Information Services, Inc.	305,649	13,139,851
Figure Technology Solutions, Inc., Class A *	19,244	680,275
FirstCash Holdings, Inc.	22,813	5,016,807
Fiserv, Inc. *	317,285	17,945,640
Flywire Corp. *	63,148	1,012,894
Franklin BSP Realty Trust, Inc.	46,966	407,195
Franklin Resources, Inc.	180,673	5,604,476
Galaxy Digital, Inc., Class A *	114,814	3,396,198
GCM Grosvenor, Inc., Class A	32,476	345,220
Gemini Space Station, Inc., Class A *(a)	10,000	52,700
Global Payments, Inc.	140,676	10,622,445
Goldman Sachs Group, Inc.	177,681	182,222,526
Granite Point Mortgage Trust, Inc.	31,501	45,991
Green Dot Corp., Class A *	33,081	425,752
HA Sustainable Infrastructure Capital, Inc.	75,461	3,093,901
Hamilton Lane, Inc., Class A	23,579	2,054,438
Houlihan Lokey, Inc.	32,080	4,544,453
Innventure, Inc. *(a)	18,548	98,861
Interactive Brokers Group, Inc., Class A	263,371	22,905,376
Intercontinental Exchange, Inc.	337,063	49,834,765
International Money Express, Inc. *	17,362	259,909
Invesco Ltd.	261,603	7,445,221
Invesco Mortgage Capital, Inc.	47,696	375,368
Jack Henry & Associates, Inc.	42,723	5,823,999
Jackson Financial, Inc., Class A	41,866	4,316,803
Janus Henderson Group PLC	73,115	3,780,777
Jefferies Financial Group, Inc.	97,827	5,157,439
Jefferson Capital, Inc.	7,000	118,930
KKR & Co., Inc.	405,690	38,921,899
KKR Real Estate Finance Trust, Inc.	28,000	186,760
Ladder Capital Corp.	63,051	644,381
Lazard, Inc., Class A	66,856	3,164,294
LendingClub Corp. *	66,012	1,178,314
LendingTree, Inc. *	6,491	247,956
LPL Financial Holdings, Inc.	47,212	12,925,229
MarketAxess Holdings, Inc.	21,622	2,811,725
Marqeta, Inc., Class A *	242,342	983,909
Mastercard, Inc., Class A	482,478	238,334,482
Merchants Bancorp	17,882	842,957
MFA Financial, Inc.	61,239	587,894
MGIC Investment Corp.	129,994	3,278,449
Miami International Holdings, Inc. *	17,703	836,467
Moelis & Co., Class A	44,389	2,986,936
Moody's Corp.	90,937	41,217,195
Morgan Stanley	712,027	148,101,616
Morningstar, Inc.	13,784	2,508,964
MSCI, Inc.	43,532	27,485,234
Nasdaq, Inc.	265,337	24,548,979
Navient Corp.	40,285	344,840
NCR Atleos Corp. *	44,064	1,965,254

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nelnet, Inc., Class A	8,378	1,093,915
NerdWallet, Inc., Class A *	22,075	189,845
NewtekOne, Inc.	14,258	197,901
NMI Holdings, Inc., Class A *	44,558	1,599,632
Northern Trust Corp.	110,131	18,221,174
OneMain Holdings, Inc.	70,293	3,887,906
Open Lending Corp., Class A *	65,836	150,106
Oppenheimer Holdings, Inc., Class A	4,000	366,680
Orchid Island Capital, Inc. (a)	99,335	673,491
Paymentus Holdings, Inc., Class A *	29,809	700,213
Payoneer Global, Inc. *	180,609	939,167
PayPal Holdings, Inc.	544,851	24,382,082
PennyMac Financial Services, Inc.	16,537	1,386,958
PennyMac Mortgage Investment Trust	50,848	531,870
Perella Weinberg Partners, Class A	40,489	694,791
Piper Sandler Cos.	39,498	3,097,038
PJT Partners, Inc., Class A	14,407	2,202,830
PRA Group, Inc. *	20,961	319,865
Priority Technology Holdings, Inc. *	16,000	102,240
PROG Holdings, Inc.	23,745	873,104
Radian Group, Inc.	79,735	2,722,950
Raymond James Financial, Inc.	103,711	14,873,195
Ready Capital Corp.	40,075	71,334
Redwood Trust, Inc.	69,373	376,002
Remitly Global, Inc. *	101,143	2,024,883
Repay Holdings Corp. *	35,557	137,961
Ridgepost Capital, Inc., Class A	36,695	303,835
Rithm Capital Corp.	323,208	3,012,299
Robinhood Markets, Inc., Class A *	468,040	44,136,172
Rocket Cos., Inc., Class A *	571,450	8,291,740
S&P Global, Inc.	181,144	76,805,056
SEI Investments Co.	54,833	4,818,724
Sezzle, Inc. *	9,980	1,179,137
Shift4 Payments, Inc., Class A *(a)	40,019	1,783,247
SLM Corp.	119,037	2,633,098
SoFi Technologies, Inc. *	759,093	13,830,674
Starwood Property Trust, Inc.	206,109	3,520,342
State Street Corp.	166,029	25,840,754
StepStone Group, Inc., Class A	42,600	2,100,606
Stifel Financial Corp.	90,412	6,342,402
StoneX Group, Inc. *	42,444	4,811,027
Synchrony Financial	206,039	14,719,426
T. Rowe Price Group, Inc.	129,461	13,532,558
Toast, Inc., Class A *	283,703	7,384,789
TPG RE Finance Trust, Inc.	45,894	385,510
TPG, Inc.	76,378	3,251,411
Tradeweb Markets, Inc., Class A	68,349	6,851,987
Twenty One Capital, Inc., Class A *(a)	207,926	1,522,018
Two Harbors Investment Corp.	59,582	734,646
Upstart Holdings, Inc. *	53,173	1,796,716
UWM Holdings Corp.	141,387	432,644
Velocity Financial, Inc. *	7,693	134,628
Victory Capital Holdings, Inc., Class A	28,155	2,380,505
Virtu Financial, Inc., Class A	47,571	2,385,686
Virtus Investment Partners, Inc.	3,623	518,198
Visa, Inc., Class A	995,587	324,919,773
Voya Financial, Inc.	56,118	4,557,904
Walker & Dunlop, Inc.	19,865	997,024
Waterstone Financial, Inc.	11,312	209,385
Wealthfront Corp. *	25,000	305,500
Western Union Co.	186,352	1,515,042
WEX, Inc. *	19,751	2,863,105
WisdomTree, Inc.	68,200	1,299,210
World Acceptance Corp. *	1,661	274,214
		2,883,204,026

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.9%
Altria Group, Inc.	996,427	69,331,391
Archer-Daniels-Midland Co.	284,092	22,664,860
B&G Foods, Inc.	50,998	208,582
Beyond Meat, Inc. *	270,724	213,466
Boston Beer Co., Inc., Class A *	4,521	801,483
Brown-Forman Corp., Class B	137,685	3,541,258
Bunge Global SA	79,458	9,797,171
Cal-Maine Foods, Inc.	26,767	2,000,030
Campbell's Co. (a)	114,959	2,426,784
Celsius Holdings, Inc. *	96,663	3,215,978
Coca-Cola Co.	2,293,728	181,227,449
Coca-Cola Consolidated, Inc.	33,290	5,767,825
Conagra Brands, Inc.	281,909	3,743,752
Constellation Brands, Inc., Class A	82,652	11,473,751
Darling Ingredients, Inc. *	93,607	5,532,174
Flowers Foods, Inc.	124,847	953,831
Fresh Del Monte Produce, Inc.	17,985	578,038
Freshpet, Inc. *	30,936	1,596,298
General Mills, Inc.	314,287	10,626,043
Hershey Co.	87,236	16,926,401
Hormel Foods Corp.	171,803	3,990,984
Ingredion, Inc.	37,902	3,844,779
J&J Snack Foods Corp.	8,993	684,547
J.M. Smucker Co.	63,170	6,519,144
John B Sanfilippo & Son, Inc.	4,938	369,906
Keurig Dr. Pepper, Inc.	803,612	24,132,468
Kraft Heinz Co.	502,250	12,059,022
Lamb Weston Holdings, Inc.	81,305	3,510,750
Marzetti Co.	11,880	1,329,847
McCormick & Co., Inc. - Non Voting Shares	149,808	7,096,405
MGP Ingredients, Inc.	8,132	143,530
Mission Produce, Inc. *	35,507	395,548
Molson Coors Beverage Co., Class B	101,527	4,013,362
Mondelez International, Inc., Class A	757,964	46,364,658
Monster Beverage Corp. *	422,345	37,200,148
National Beverage Corp. *	13,228	489,304
Once Upon a Farm PBC *(a)	10,435	161,221
PepsiCo, Inc.	809,792	116,763,908
Philip Morris International, Inc.	922,304	163,598,283
Pilgrim's Pride Corp.	25,161	712,308
Post Holdings, Inc. *	24,730	2,271,203
Primo Brands Corp.	150,367	3,729,102
Seaboard Corp.	146	741,962
Seneca Foods Corp., Class A *	3,050	438,559
Simply Good Foods Co. *	52,331	602,853
Tootsie Roll Industries, Inc.	11,482	432,986
Turning Point Brands, Inc.	10,477	889,812
Tyson Foods, Inc., Class A	166,474	10,158,243
Universal Corp.	13,896	720,786
Utz Brands, Inc.	53,546	391,957
Vita Coco Co., Inc. *	25,281	1,899,362
Vital Farms, Inc. *	21,907	219,289
Westrock Coffee Co. *	22,000	176,660
		808,679,461

Health Care Equipment & Services 3.0%
Abbott Laboratories	1,030,397	88,201,983
Acadia Healthcare Co., Inc. *	54,166	1,256,651
Accendra Health, Inc. *	61,272	174,012
AdaptHealth Corp. *	63,197	640,186
Addus HomeCare Corp. *	11,424	1,047,352
agilon health, Inc. *	11,084	1,022,832
Align Technology, Inc. *	40,058	7,008,147
Alignment Healthcare, Inc. *	99,427	1,523,222
Alphatec Holdings, Inc. *	63,880	495,070

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AMN Healthcare Services, Inc. *	22,000	637,340
AngioDynamics, Inc. *	23,038	264,476
Ardent Health, Inc. *	15,000	138,450
Artivion, Inc. *	25,635	568,841
Astrana Health, Inc. *	26,317	990,046
AtriCure, Inc. *	29,716	822,242
Avanos Medical, Inc. *	26,000	644,800
Aveanna Healthcare Holdings, Inc. *	35,314	253,201
Axogen, Inc. *	32,765	1,293,562
Baxter International, Inc.	301,760	5,667,053
Becton Dickinson & Co.	168,760	24,827,971
Beta Bionics, Inc. *	23,230	281,548
Billiontoone, Inc., Class A *	2,500	247,475
Bioventus, Inc., Class A *	20,431	173,868
Boston Scientific Corp. *	876,301	42,334,101
BrightSpring Health Services, Inc. *	77,980	4,809,806
Brookdale Senior Living, Inc. *	133,791	1,721,890
Butterfly Network, Inc. *	119,179	542,264
Cardinal Health, Inc.	139,139	27,382,555
Castle Biosciences, Inc. *	18,371	387,261
Cencora, Inc.	114,773	30,915,255
Centene Corp. *	276,355	16,470,758
Ceribell, Inc. *	12,055	222,415
Certara, Inc. *	74,790	435,278
Cerus Corp. *	152,391	463,269
Chemed Corp.	8,514	3,630,455
Cigna Group	155,581	43,158,169
Claritev Corp. *(a)	5,000	125,600
Clover Health Investments Corp. *	241,089	959,534
Community Health Systems, Inc. *	70,316	191,260
Concentra Group Holdings Parent, Inc.	72,455	1,801,956
CONMED Corp.	17,906	639,244
Cooper Cos., Inc. *	116,801	7,149,389
CorVel Corp. *	18,666	1,152,626
Cross Country Healthcare, Inc. *	20,522	268,633
CVS Health Corp.	752,084	68,424,602
DaVita, Inc. *	20,401	3,965,138
Dentsply Sirona, Inc.	117,561	1,230,864
Dexcom, Inc. *	227,502	16,775,998
Doximity, Inc., Class A *	80,747	1,727,986
Edwards Lifesciences Corp. *	342,439	29,610,700
Elevance Health, Inc.	130,397	51,270,796
Embecta Corp.	40,349	136,380
Encompass Health Corp.	58,417	6,183,439
Enovis Corp. *	30,173	684,324
Ensign Group, Inc.	33,717	5,652,655
Envista Holdings Corp. *	102,086	2,404,125
Evolent Health, Inc., Class A *	86,308	340,917
Fulgent Genetics, Inc. *	15,924	288,861
GE HealthCare Technologies, Inc.	271,613	16,932,354
GeneDx Holdings Corp. *	12,226	635,630
Glaukos Corp. *	34,174	3,531,883
Globus Medical, Inc., Class A *	66,107	5,412,841
GoodRx Holdings, Inc., Class A *	51,636	150,777
Guardant Health, Inc. *	76,100	9,869,409
Haemonetics Corp. *	26,981	1,829,582
HCA Healthcare, Inc.	92,960	35,189,078
Health Catalyst, Inc. *	109,058	150,500
HealthEquity, Inc. *	51,177	4,503,064
HealthStream, Inc.	12,523	312,699
HeartFlow, Inc. *	10,000	309,800
Henry Schein, Inc. *	58,392	4,471,659
Hims & Hers Health, Inc. *	122,203	3,195,608
Hinge Health, Inc., Class A *	9,000	505,890
Humana, Inc.	71,436	21,817,983
ICU Medical, Inc. *	14,942	2,022,997
IDEXX Laboratories, Inc. *	47,343	26,679,201
Innovage Holding Corp. *	12,684	96,272
SECURITY	NUMBER OF SHARES	VALUE ($)
Inspire Medical Systems, Inc. *	15,479	640,211
Insulet Corp. *	41,919	6,075,740
Integer Holdings Corp. *	20,828	1,861,607
Integra LifeSciences Holdings Corp. *	39,735	637,349
Intuitive Surgical, Inc. *	210,197	89,258,054
iRadimed Corp.	4,917	445,775
IRhythm Holdings, Inc. *	18,379	2,093,368
Kestra Medical Technologies Ltd. *	8,000	170,080
Labcorp Holdings, Inc.	49,192	12,792,872
Lantheus Holdings, Inc. *	38,326	3,805,772
LeMaitre Vascular, Inc.	13,025	1,232,816
LifeStance Health Group, Inc. *	123,175	949,679
LivaNova PLC *	31,491	2,324,036
Lumexa Imaging Holdings, Inc. *	18,094	140,771
Masimo Corp. *	27,258	4,864,190
McKesson Corp.	72,419	53,766,762
Medline, Inc., Class A *	238,344	8,713,857
Medtronic PLC	758,771	56,004,888
Merit Medical Systems, Inc. *	34,888	2,200,037
Molina Healthcare, Inc. *	30,696	5,328,826
Nakamoto, Inc. *	10,127	63,395
National HealthCare Corp.	7,248	1,336,676
Neogen Corp. *	128,645	1,153,946
NeoGenomics, Inc. *	75,477	794,018
Novocure Ltd. *	59,538	1,014,528
NRC Health	11,000	214,830
Omada Health, Inc. *	5,000	89,850
OmniAb, Inc., Class A *(d)	3,072	0
OmniAb, Inc., Class B *(d)	3,072	0
Omnicell, Inc. *	26,432	1,166,708
OPKO Health, Inc. *	330,176	482,057
Option Care Health, Inc. *	97,000	2,024,390
OraSure Technologies, Inc. *	51,155	219,967
Orchestra BioMed Holdings, Inc. *	43,636	170,617
Orthofix Medical, Inc. *	24,938	231,175
OrthoPediatrics Corp. *	11,589	198,983
PACS Group, Inc. *	28,000	1,026,200
Pediatrix Medical Group, Inc. *	51,908	1,118,098
Pennant Group, Inc. *	21,982	752,884
Penumbra, Inc. *	23,095	7,351,139
Phreesia, Inc. *	21,203	209,062
Privia Health Group, Inc. *	71,327	1,534,244
Procept Biorobotics Corp. *	34,826	916,969
Progyny, Inc. *	45,513	1,163,312
Pulse Biosciences, Inc. *(a)	10,923	273,075
Quest Diagnostics, Inc.	64,949	12,658,560
QuidelOrtho Corp. *	32,301	420,559
RadNet, Inc. *	42,391	2,353,972
ResMed, Inc.	85,740	16,339,472
RxSight, Inc. *	21,093	112,426
Schrodinger, Inc. *	33,231	505,111
Select Medical Holdings Corp.	66,830	1,102,695
Senseonics Holdings, Inc. *(a)	22,534	153,006
SI-BONE, Inc. *	21,723	306,294
Sight Sciences, Inc. *	20,000	97,200
Simulations Plus, Inc. *	10,592	181,229
Solventum Corp. *	85,798	6,430,560
STAAR Surgical Co. *	31,609	944,793
STERIS PLC	58,351	12,413,008
Stryker Corp.	204,059	62,256,360
Surgery Partners, Inc. *	49,733	664,433
Tandem Diabetes Care, Inc. *	39,684	682,565
Teladoc Health, Inc. *	105,579	803,456
Teleflex, Inc.	26,589	3,420,409
Tenet Healthcare Corp. *	51,643	9,054,051
TransMedics Group, Inc. *	19,368	1,301,530
TruBridge, Inc. *	8,348	216,714
U.S. Physical Therapy, Inc.	8,652	555,978
UFP Technologies, Inc. *	4,962	1,092,136

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UnitedHealth Group, Inc.	536,486	204,030,991
Universal Health Services, Inc., Class B	32,656	4,771,368
Varex Imaging Corp. *	24,000	245,520
Veeva Systems, Inc., Class A *	89,688	15,636,206
Waystar Holding Corp. *	67,570	1,345,319
Zimmer Biomet Holdings, Inc.	117,962	9,711,811
		1,295,876,603

Household & Personal Products 0.7%
BellRing Brands, Inc. *	74,858	625,813
Central Garden & Pet Co., Class A *	34,761	1,186,393
Church & Dwight Co., Inc.	139,367	13,327,666
Clorox Co.	72,391	6,516,638
Colgate-Palmolive Co.	477,397	43,027,792
Coty, Inc., Class A *	266,504	567,654
Edgewell Personal Care Co.	26,000	455,520
elf Beauty, Inc. *	35,102	1,965,712
Energizer Holdings, Inc.	35,771	651,748
Estee Lauder Cos., Inc., Class A	145,656	12,956,101
Herbalife Ltd. *	61,765	738,709
Interparfums, Inc.	10,272	969,369
Kenvue, Inc.	1,135,260	19,617,293
Kimberly-Clark Corp.	195,656	19,096,026
Medifast, Inc. *(b)	7,873	98,649
Niagen Bioscience, Inc. *	33,814	130,522
Nu Skin Enterprises, Inc., Class A	27,870	161,367
Oil-Dri Corp. of America	6,683	512,319
Olaplex Holdings, Inc. *	81,272	165,795
Procter & Gamble Co.	1,376,690	197,637,616
Reynolds Consumer Products, Inc.	31,381	680,026
Spectrum Brands Holdings, Inc.	15,263	1,201,045
USANA Health Sciences, Inc. *	6,500	118,950
WD-40 Co.	7,752	1,550,167
		323,958,890

Insurance 1.6%
Abacus Global Management, Inc. (a)	21,503	193,097
Aflac, Inc.	276,330	31,065,019
Allstate Corp.	154,614	31,864,399
American Financial Group, Inc.	40,413	5,245,607
American Integrity Insurance Group, Inc.	5,000	81,800
American International Group, Inc.	316,748	23,512,204
AMERISAFE, Inc.	10,631	325,840
Aon PLC, Class A	127,125	40,179,127
Arch Capital Group Ltd. *	211,641	18,908,007
Arthur J Gallagher & Co.	151,944	30,557,458
Assurant, Inc.	29,841	7,426,530
Assured Guaranty Ltd.	25,862	1,919,219
Axis Capital Holdings Ltd.	44,936	4,265,774
Baldwin Insurance Group, Inc., Class A *	43,249	839,896
Bowhead Specialty Holdings, Inc. *	10,983	292,367
Brighthouse Financial, Inc. *	32,972	2,062,399
Brown & Brown, Inc.	172,715	9,715,219
Chubb Ltd.	215,266	67,104,870
Cincinnati Financial Corp.	92,027	14,486,890
CNA Financial Corp.	11,814	496,897
CNO Financial Group, Inc.	54,773	2,517,915
Donegal Group, Inc., Class A	9,441	160,214
Employers Holdings, Inc.	14,150	615,525
Erie Indemnity Co., Class A	14,817	3,157,058
Everest Group Ltd.	24,075	7,801,022
F&G Annuities & Life, Inc.	22,251	616,798
Fidelity National Financial, Inc.	151,024	7,150,986
First American Financial Corp.	59,760	3,957,905
SECURITY	NUMBER OF SHARES	VALUE ($)
Genworth Financial, Inc., Class A *	242,839	2,078,702
Globe Life, Inc.	47,874	7,336,212
Goosehead Insurance, Inc., Class A *	14,266	490,608
Hagerty, Inc., Class A *	23,635	241,550
Hanover Insurance Group, Inc.	20,664	3,847,637
Hartford Insurance Group, Inc.	165,607	21,053,618
HCI Group, Inc.	5,969	919,644
Heritage Insurance Holdings, Inc. *	13,097	283,943
Hippo Holdings, Inc. *	13,164	340,553
Horace Mann Educators Corp.	23,222	1,061,942
James River Group Holdings, Inc.	32,343	126,461
Kemper Corp.	34,402	848,697
Kinsale Capital Group, Inc.	13,279	4,047,041
Lemonade, Inc. *	36,994	2,145,652
Lincoln National Corp.	98,219	3,466,148
Loews Corp.	99,670	10,320,828
Markel Group, Inc. *	7,464	13,551,564
Marsh & McLennan Cos., Inc.	286,788	45,877,476
MBIA, Inc. *	30,060	176,452
Mercury General Corp.	15,341	1,503,878
MetLife, Inc.	327,262	27,061,295
Neptune Insurance Holdings, Inc., Class A *	20,031	562,270
Octave Specialty Group, Inc. *	20,000	109,600
Old Republic International Corp.	134,300	4,999,989
Oscar Health, Inc., Class A *	126,382	2,809,472
Palomar Holdings, Inc. *	15,348	1,642,850
Primerica, Inc.	19,156	5,171,545
Principal Financial Group, Inc.	117,318	12,156,491
ProAssurance Corp. *	32,232	773,246
Progressive Corp.	346,855	66,041,192
Prudential Financial, Inc.	205,208	20,652,133
Reinsurance Group of America, Inc., Class A	38,946	7,818,020
RenaissanceRe Holdings Ltd.	25,996	7,287,979
RLI Corp.	53,946	2,699,458
Root, Inc., Class A *	8,000	416,480
Ryan Specialty Holdings, Inc.	67,278	2,142,804
Safety Insurance Group, Inc.	8,127	570,272
Selective Insurance Group, Inc.	35,513	3,073,295
SiriusPoint Ltd. *	62,312	1,330,361
Skyward Specialty Insurance Group, Inc. *	26,713	1,178,578
Slide Insurance Holdings, Inc. *	15,000	270,450
Stewart Information Services Corp.	19,556	1,270,749
Tiptree, Inc.	11,411	208,137
Travelers Cos., Inc.	128,484	37,503,195
Trupanion, Inc. *	19,538	426,319
United Fire Group, Inc.	12,402	549,781
Universal Insurance Holdings, Inc.	14,165	524,388
Unum Group	90,723	7,550,875
W.R. Berkley Corp.	176,737	11,229,869
White Mountains Insurance Group Ltd.	1,471	3,037,350
Willis Towers Watson PLC	56,711	14,159,035
		681,466,126

Materials 2.1%
AdvanSix, Inc.	15,186	340,774
Air Products & Chemicals, Inc.	131,621	36,672,243
Albemarle Corp.	70,481	12,434,258
Alcoa Corp.	152,649	11,851,668
Alpha Metallurgical Resources, Inc. *	6,446	1,282,561
Amcor PLC	271,436	10,537,146
Amrize Ltd. *	306,513	16,671,242
AptarGroup, Inc.	38,031	4,405,891
Ashland, Inc.	27,099	1,569,032
ASP Isotopes, Inc. *(a)	66,473	517,160

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aspen Aerogels, Inc. *	38,919	249,082
Avery Dennison Corp.	45,517	7,240,389
Avient Corp.	53,610	1,898,866
Axalta Coating Systems Ltd. *	128,569	3,956,068
Balchem Corp.	18,897	2,961,727
Ball Corp.	158,575	8,669,295
Cabot Corp.	31,487	2,755,427
Celanese Corp.	65,265	3,467,529
Century Aluminum Co. *	31,783	2,096,724
CF Industries Holdings, Inc.	92,273	10,366,872
Chemours Co.	86,693	1,921,117
Clearwater Paper Corp. *	9,826	160,164
Cleveland-Cliffs, Inc. *	335,743	4,566,105
Coeur Mining, Inc.	612,326	11,830,138
Commercial Metals Co.	66,044	5,022,646
Compass Minerals International, Inc. *	19,584	625,121
Corteva, Inc.	397,924	31,149,491
CRH PLC	397,836	43,280,578
Crown Holdings, Inc.	66,289	6,302,758
Dow, Inc.	427,027	14,412,161
DuPont de Nemours, Inc.	242,340	11,734,103
Eagle Materials, Inc.	18,272	4,041,401
Eastman Chemical Co.	66,827	5,070,164
Ecolab, Inc.	151,032	38,664,192
Ecovyst, Inc. *	69,517	916,929
Element Solutions, Inc.	137,619	5,839,174
FMC Corp.	73,513	1,004,188
Freeport-McMoRan, Inc.	853,334	56,072,577
Graphic Packaging Holding Co.	174,802	1,968,271
Greif, Inc., Class A	17,742	1,123,601
Hawkins, Inc.	12,036	1,862,812
HB Fuller Co.	31,994	2,050,176
Hecla Mining Co.	398,735	7,085,521
Huntsman Corp.	96,675	1,483,961
Ingevity Corp. *	20,710	1,404,552
Innospec, Inc.	14,337	1,189,111
International Flavors & Fragrances, Inc.	151,520	11,523,096
International Paper Co.	311,762	10,434,674
Ivanhoe Electric, Inc. *	66,761	898,603
Kaiser Aluminum Corp.	10,203	1,857,354
Knife River Corp. *	33,079	2,597,032
Koppers Holdings, Inc.	11,766	480,053
Kronos Worldwide, Inc.	12,600	90,594
Linde PLC	276,530	137,626,216
Louisiana-Pacific Corp.	37,001	2,826,136
LSB Industries, Inc. *	30,768	385,831
LyondellBasell Industries NV, Class A	151,986	10,129,867
Martin Marietta Materials, Inc.	35,650	20,735,466
Materion Corp.	12,241	2,693,510
Mativ Holdings, Inc.	33,019	293,209
McEwen, Inc. *	26,273	575,116
Mercer International, Inc.	26,000	24,180
Metallus, Inc. *	21,884	430,021
Minerals Technologies, Inc.	18,123	1,395,833
Mosaic Co.	187,338	4,477,378
MP Materials Corp. *	78,651	5,088,720
Myers Industries, Inc.	21,359	486,985
NewMarket Corp.	4,507	3,486,525
Newmont Corp.	646,837	71,029,171
Nucor Corp.	135,736	33,934,000
O-I Glass, Inc. *	91,943	804,501
Olin Corp.	67,689	1,751,114
Orion SA	65,288	498,800
Packaging Corp. of America	52,672	11,530,427
Perimeter Solutions, Inc. *	80,724	2,605,771
PPG Industries, Inc.	133,060	15,033,119
PureCycle Technologies, Inc. *(a)	84,056	1,041,454
SECURITY	NUMBER OF SHARES	VALUE ($)
Quaker Chemical Corp.	8,023	1,151,541
Ramaco Resources, Inc., Class A *	24,162	377,169
Ranpak Holdings Corp. *	25,000	172,500
Reliance, Inc.	30,897	11,764,651
Royal Gold, Inc.	47,852	10,741,817
RPM International, Inc.	75,648	8,016,419
Ryerson Holding Corp.	25,645	733,447
Scotts Miracle-Gro Co.	25,724	1,517,716
Sensient Technologies Corp.	26,199	2,982,756
Sherwin-Williams Co.	136,875	41,588,100
Silgan Holdings, Inc.	52,073	1,955,862
Smurfit Westrock PLC	307,932	12,671,402
Solstice Advanced Materials, Inc.	93,417	7,868,514
Sonoco Products Co.	57,720	2,809,810
Steel Dynamics, Inc.	80,936	21,055,500
Stepan Co.	12,000	634,200
SunCoke Energy, Inc.	46,971	423,209
Sylvamo Corp.	20,186	792,704
TriMas Corp.	17,857	730,887
Tronox Holdings PLC	70,152	557,708
U.S. Lime & Minerals, Inc.	6,371	726,230
USA Rare Earth, Inc. *	106,153	2,973,346
Vulcan Materials Co.	78,062	22,085,301
Warrior Met Coal, Inc.	30,495	2,882,997
Westlake Corp.	20,502	1,780,189
Worthington Steel, Inc.	19,751	833,295
		917,316,992

Media & Entertainment 8.8%
Alphabet, Inc., Class A	3,447,861	1,311,359,453
Alphabet, Inc., Class C	2,769,583	1,042,554,129
AMC Entertainment Holdings, Inc., Class A *	195,450	338,128
AMC Global Media, Inc., Class A *	23,524	228,653
Angel Studios, Inc. *	55,286	153,142
Angi, Inc. *	21,656	126,904
Atlanta Braves Holdings, Inc., Class C *	33,560	1,664,576
Bumble, Inc., Class A *	40,557	128,566
Cable One, Inc. *	2,650	139,258
Cargurus, Inc. *	50,868	1,518,918
Cars.com, Inc. *	20,000	205,600
Charter Communications, Inc., Class A *	50,665	7,298,293
Cinemark Holdings, Inc.	61,656	1,726,368
Clear Channel Outdoor Holdings, Inc. *	232,123	559,416
DoubleVerify Holdings, Inc. *	78,612	762,536
EchoStar Corp., Class A *(a)	79,099	10,218,800
Electronic Arts, Inc.	133,187	26,866,482
Emerald Holding, Inc.	11,476	57,380
EverQuote, Inc., Class A *	15,097	290,466
EW Scripps Co., Class A *	38,561	130,722
Fox Corp., Class A	195,067	12,468,683
fuboTV, Inc., Class A *(a)	16,954	171,066
Gray Media, Inc.	49,434	198,230
Grindr, Inc. *	27,637	345,462
IAC, Inc. *	40,563	1,820,873
Ibotta, Inc., Class A *	8,560	293,180
iHeartMedia, Inc., Class A *	68,106	293,537
John Wiley & Sons, Inc., Class A	24,217	1,019,051
Liberty Broadband Corp., Class C *	79,025	2,667,884
Liberty Media Corp.-Liberty Formula One, Class C *	146,644	13,313,809
Lionsgate Studios Corp. *	131,505	1,887,097
Live Nation Entertainment, Inc. *	93,473	15,741,788

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Madison Square Garden Entertainment Corp. *	23,590	1,663,803
Madison Square Garden Sports Corp. *	10,916	4,085,750
Magnite, Inc. *	83,766	1,200,367
Match Group, Inc.	139,995	5,058,019
MediaAlpha, Inc., Class A *	19,325	171,992
Meta Platforms, Inc., Class A	1,295,259	819,264,270
MNTN, Inc., Class A *	6,500	61,295
National CineMedia, Inc.	55,259	173,513
Netflix, Inc. *	2,498,233	214,898,003
New York Times Co., Class A	95,593	7,189,550
News Corp., Class A	302,837	7,904,046
Nexstar Media Group, Inc.	17,426	3,109,321
Nextdoor Holdings, Inc. *	146,510	309,136
NIQ Global Intelligence PLC *	28,000	233,520
Omnicom Group, Inc.	186,115	13,532,422
Optimum Communications, Inc., Class A *	162,415	106,902
Paramount Skydance Corp., Class B (a)	183,599	1,947,985
Pinterest, Inc., Class A *	352,578	7,069,189
Playtika Holding Corp.	40,411	152,349
PubMatic, Inc., Class A *	24,127	281,803
QuinStreet, Inc. *	34,401	430,701
Reddit, Inc., Class A *	76,192	13,409,792
ROBLOX Corp., Class A *	393,472	18,552,205
Roku, Inc. *	77,301	10,063,044
Rumble, Inc. *(a)	65,898	605,603
Scholastic Corp. (a)	13,332	539,946
Shutterstock, Inc.	13,500	201,015
Sinclair, Inc.	22,849	316,002
Sirius XM Holdings, Inc.	111,502	3,291,539
Snap, Inc., Class A *	669,532	3,823,028
Sphere Entertainment Co. *	15,674	2,170,536
Stagwell, Inc. *	61,114	428,409
Stubhub Holdings, Inc., Class A *	20,000	197,200
Take-Two Interactive Software, Inc. *	102,883	23,062,253
TechTarget, Inc. *	14,188	65,123
TKO Group Holdings, Inc.	39,456	8,095,582
Trade Desk, Inc., Class A *	260,444	5,615,173
TripAdvisor, Inc. *	68,974	771,129
Trump Media & Technology Group Corp. *	94,807	882,653
USA TODAY Co., Inc. *	73,563	574,527
Versant Media Group, Inc.	85,339	3,681,524
Walt Disney Co.	1,048,331	106,751,546
Warner Bros Discovery, Inc. *	1,468,762	39,671,262
Warner Music Group Corp., Class A	87,885	2,771,893
Webtoon Entertainment, Inc. *(a)	9,000	110,610
Yelp, Inc. *	35,354	806,071
Ziff Davis, Inc. *	22,776	1,026,514
ZipRecruiter, Inc., Class A *	43,979	142,492
ZoomInfo Technologies, Inc. *	158,818	528,864
		3,793,547,921

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
10X Genomics, Inc., Class A *	75,900	2,148,350
4D Molecular Therapeutics, Inc. *	20,000	198,200
AbbVie, Inc.	1,046,662	227,879,251
Absci Corp. *	78,402	529,214
ACADIA Pharmaceuticals, Inc. *	77,742	1,683,892
Adaptive Biotechnologies Corp. *	75,853	1,149,173
ADMA Biologics, Inc. *	139,699	1,114,798
Agilent Technologies, Inc.	166,802	22,606,675
Agios Pharmaceuticals, Inc. *	34,617	1,017,740
Aktis Oncology, Inc. *	13,916	288,618
SECURITY	NUMBER OF SHARES	VALUE ($)
Alector, Inc. *	87,957	189,987
Alkermes PLC *	97,695	4,121,752
Allogene Therapeutics, Inc. *	149,554	324,532
Alnylam Pharmaceuticals, Inc. *	78,259	23,632,653
Alumis, Inc. *	46,445	1,003,212
Amgen, Inc.	318,719	107,341,372
Amneal Pharmaceuticals, Inc. *	104,474	1,375,923
Amphastar Pharmaceuticals, Inc. *	21,605	407,254
Amylyx Pharmaceuticals, Inc. *	58,783	843,536
AnaptysBio, Inc. *	10,559	587,820
Anavex Life Sciences Corp. *	68,920	208,828
ANI Pharmaceuticals, Inc. *	10,389	815,640
Anika Therapeutics, Inc. *	8,500	123,505
Annexon, Inc. *	79,390	430,294
Apogee Therapeutics, Inc. *	31,667	2,601,127
Arbutus Biopharma Corp. *	86,163	392,903
Arcturus Therapeutics Holdings, Inc. *	25,985	205,801
Arcus Biosciences, Inc. *	51,551	1,306,302
Arcutis Biotherapeutics, Inc. *	64,126	1,376,144
Ardelyx, Inc. *	144,359	871,928
ArriVent Biopharma, Inc. *	18,008	545,102
Arrowhead Pharmaceuticals, Inc. *	81,703	6,365,481
ARS Pharmaceuticals, Inc. *(a)	48,109	436,349
Arvinas, Inc. *	47,280	424,574
AtaiBeckley, Inc. *	133,130	603,079
Atea Pharmaceuticals, Inc. *	47,410	221,405
Atrium Therapeutics, Inc. *	8,226	106,938
Avantor, Inc. *	401,205	3,658,990
Axsome Therapeutics, Inc. *	24,682	5,787,435
Azenta, Inc. *	23,585	539,625
Beam Therapeutics, Inc. *	62,347	2,053,087
Bicara Therapeutics, Inc. *	24,554	534,050
BioAge Labs, Inc. *	16,108	278,507
BioCryst Pharmaceuticals, Inc. *	141,645	1,262,057
Biogen, Inc. *	87,253	17,101,588
Biohaven Ltd. *	67,387	741,931
BioLife Solutions, Inc. *	26,022	648,468
BioMarin Pharmaceutical, Inc. *	114,548	6,562,455
Bio-Rad Laboratories, Inc., Class A *	10,744	3,357,285
Bio-Techne Corp.	93,699	4,842,364
BridgeBio Oncology Therapeutics, Inc. *(a)	27,500	246,675
Bridgebio Pharma, Inc. *	99,331	6,581,672
Bristol-Myers Squibb Co.	1,205,293	68,918,654
Bruker Corp.	65,410	3,851,995
C4 Therapeutics, Inc. *	27,023	118,091
CareDx, Inc. *	30,686	700,255
Caribou Biosciences, Inc. *	78,996	186,431
Catalyst Pharmaceuticals, Inc. *	65,108	2,033,323
Celcuity, Inc. *	20,955	2,784,500
Celldex Therapeutics, Inc. *	45,244	1,422,019
CG oncology, Inc. *	39,404	2,454,475
Charles River Laboratories International, Inc. *	29,346	5,303,116
Cogent Biosciences, Inc. *	92,899	3,247,749
Coherus Oncology, Inc. *	91,696	145,797
Collegium Pharmaceutical, Inc. *	19,395	651,866
Contineum Therapeutics, Inc., Class A *	10,500	141,645
Corcept Therapeutics, Inc. *	55,820	3,878,932
CorMedix, Inc. *	40,673	343,280
Crinetics Pharmaceuticals, Inc. *	60,503	2,150,882
CRISPR Therapeutics AG *	57,051	3,205,125
CryoPort, Inc. *	36,673	575,399
Cullinan Therapeutics, Inc. *	30,330	498,625
Cytek Biosciences, Inc. *	62,408	261,490
Cytokinetics, Inc. *	78,165	5,999,945
Danaher Corp.	372,372	68,021,193

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Definium Therapeutics, Inc. *	55,178	1,334,756
Denali Therapeutics, Inc. *	85,423	1,797,300
Design Therapeutics, Inc. *	26,443	277,123
Dianthus Therapeutics, Inc. *	21,529	2,002,412
Disc Medicine, Inc. *	18,441	1,282,940
Dyne Therapeutics, Inc. *	84,436	1,632,148
Edgewise Therapeutics, Inc. *	44,236	1,511,102
Editas Medicine, Inc. *	96,350	333,371
Eikon Therapeutics, Inc. *(a)	15,556	168,627
Elanco Animal Health, Inc. *	294,054	7,013,188
Eli Lilly & Co.	469,260	518,532,300
Emergent BioSolutions, Inc. *	30,279	276,144
Enanta Pharmaceuticals, Inc. *	10,879	143,168
Enliven Therapeutics, Inc. *	30,821	1,219,587
Entrada Therapeutics, Inc. *	17,261	122,035
Erasca, Inc. *	136,333	1,750,516
Evolus, Inc. *	45,976	301,603
Evommune, Inc. *	6,000	139,380
Exelixis, Inc. *	153,920	7,769,882
EyePoint, Inc. *	46,188	627,233
First Tracks Biotherapeutics, Inc. *	10,559	168,522
Fortrea Holdings, Inc. *	53,056	816,532
Fulcrum Therapeutics, Inc. *	30,377	210,209
Geron Corp. *	317,140	396,425
Gilead Sciences, Inc.	734,611	98,753,757
Ginkgo Bioworks Holdings, Inc. *	26,477	248,089
GRAIL, Inc. *	17,955	1,287,014
Gyre Therapeutics, Inc. *(a)	18,000	106,380
Halozyme Therapeutics, Inc. *	68,571	4,562,714
Harmony Biosciences Holdings, Inc. *	21,999	694,948
Harrow, Inc. *	19,602	690,186
Heron Therapeutics, Inc. *	83,361	72,532
Humacyte, Inc. *(a)	68,970	89,661
Ideaya Biosciences, Inc. *	50,817	1,497,577
Illumina, Inc. *	90,114	14,684,977
ImmunityBio, Inc. *(a)	172,180	1,294,794
Immunome, Inc. *	61,158	1,335,079
Immunovant, Inc. *	44,851	1,493,538
Incyte Corp. *	98,340	9,513,412
Indivior Pharmaceuticals, Inc. *	73,239	2,638,069
Innoviva, Inc. *	42,496	910,264
Insmed, Inc. *	125,822	13,451,630
Intellia Therapeutics, Inc. *	69,492	977,752
Ionis Pharmaceuticals, Inc. *	96,673	7,395,485
Iovance Biotherapeutics, Inc. *	224,829	921,799
IQVIA Holdings, Inc. *	100,277	18,271,472
Ironwood Pharmaceuticals, Inc. *	86,390	308,412
Janux Therapeutics, Inc. *	27,817	405,850
Jazz Pharmaceuticals PLC *	36,082	8,533,032
Johnson & Johnson	1,427,639	321,689,896
KalVista Pharmaceuticals, Inc. *	23,406	628,919
Keros Therapeutics, Inc. *	11,035	124,144
Kodiak Sciences, Inc. *	23,483	862,061
Krystal Biotech, Inc. *	14,809	4,576,425
Kura Oncology, Inc. *	47,582	485,336
Kymera Therapeutics, Inc. *	35,740	2,909,951
Kyverna Therapeutics, Inc. *	15,000	127,800
LB Pharmaceuticals, Inc. *	12,556	351,191
Lexicon Pharmaceuticals, Inc. *	110,085	239,985
Ligand Pharmaceuticals, Inc. *	11,943	2,770,298
Liquidia Corp. *	39,848	2,464,997
Lyell Immunopharma, Inc. *	9,101	157,720
Madrigal Pharmaceuticals, Inc. *	11,079	5,509,254
MannKind Corp. *	196,006	738,943
MapLight Therapeutics, Inc. *(a)	10,329	302,743
Maravai LifeSciences Holdings, Inc., Class A *	81,290	390,192
Maze Therapeutics, Inc. *	11,544	305,454
MBX Biosciences, Inc. *	15,071	474,284
SECURITY	NUMBER OF SHARES	VALUE ($)
Medpace Holdings, Inc. *	13,202	5,902,746
Merck & Co., Inc.	1,470,256	174,548,792
Mesa Laboratories, Inc.	4,444	453,377
Mettler-Toledo International, Inc. *	11,894	14,041,819
MiMedx Group, Inc. *	66,153	243,443
Mineralys Therapeutics, Inc. *	35,158	1,107,477
Mirum Pharmaceuticals, Inc. *	26,944	2,734,816
Moderna, Inc. *	206,579	9,748,463
Monte Rosa Therapeutics, Inc. *	35,519	700,079
Myriad Genetics, Inc. *	54,235	215,313
Natera, Inc. *	82,220	18,365,481
Nektar Therapeutics *	18,540	1,202,875
Neumora Therapeutics, Inc. *	50,919	94,200
Neurocrine Biosciences, Inc. *	59,421	9,406,344
Novavax, Inc. *	98,296	1,078,307
Nurix Therapeutics, Inc. *	55,419	984,241
Nuvalent, Inc., Class A *	30,419	3,357,953
Nuvation Bio, Inc. *	146,585	700,676
Ocular Therapeutix, Inc. *	99,636	897,720
Olema Pharmaceuticals, Inc. *	28,000	369,320
Omeros Corp. *(a)	47,494	524,334
OmniAb, Inc. *	91,908	248,152
Organogenesis Holdings, Inc. *	45,075	115,843
Organon & Co.	153,685	2,050,158
ORIC Pharmaceuticals, Inc. *	46,809	395,536
Oruka Therapeutics, Inc. *	28,726	1,681,333
Pacific Biosciences of California, Inc. *	174,278	259,674
Pacira BioSciences, Inc. *	25,914	601,723
Perrigo Co. PLC	81,044	895,536
Perspective Therapeutics, Inc. *	63,522	250,277
Pfizer, Inc.	3,362,862	88,039,727
Phathom Pharmaceuticals, Inc. *	33,490	321,169
Phibro Animal Health Corp., Class A	11,372	350,144
Praxis Precision Medicines, Inc. *	15,412	5,393,738
Precigen, Inc. *	108,070	469,024
Prestige Consumer Healthcare, Inc. *	27,831	1,322,807
Prime Medicine, Inc. *	89,719	318,502
ProKidney Corp. *(a)	64,764	118,518
Protagonist Therapeutics, Inc. *	34,764	3,461,104
Prothena Corp. PLC *	22,200	225,996
PTC Therapeutics, Inc. *	47,658	3,519,543
Quanterix Corp. *	26,147	80,010
Rapport Therapeutics, Inc. *	20,394	805,563
Recursion Pharmaceuticals, Inc., Class A *(a)	313,969	1,127,149
Regeneron Pharmaceuticals, Inc.	59,716	36,712,202
REGENXBIO, Inc. *	25,000	175,250
Relay Therapeutics, Inc. *	84,922	1,193,154
Repligen Corp. *	30,947	3,835,881
Replimune Group, Inc. *	41,688	362,269
Revolution Medicines, Inc. *	115,782	18,233,349
Revvity, Inc.	66,701	6,973,590
Rhythm Pharmaceuticals, Inc. *	35,572	3,141,719
Rigel Pharmaceuticals, Inc. *	10,304	314,169
Rocket Pharmaceuticals, Inc. *	51,335	157,598
Roivant Sciences Ltd. *	266,650	7,996,833
Royalty Pharma PLC, Class A	221,430	12,346,937
Sana Biotechnology, Inc. *	125,731	414,912
Sarepta Therapeutics, Inc. *	64,408	1,150,971
Savara, Inc. *	80,211	417,097
Scholar Rock Holding Corp. *	49,047	2,418,017
Septerna, Inc. *	11,580	349,716
SIGA Technologies, Inc.	34,489	161,409
Sionna Therapeutics, Inc. *	7,386	316,269
Sotera Health Co. *	155,329	2,429,346
SpyGlass Pharma, Inc. *	5,700	109,782
Spyre Therapeutics, Inc. *	44,082	3,240,027
Standard BioTools, Inc. *	181,462	208,681

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stoke Therapeutics, Inc. *	28,492	880,688
Summit Therapeutics, Inc. *	93,014	1,631,466
Supernus Pharmaceuticals, Inc. *	32,632	1,506,946
Syndax Pharmaceuticals, Inc. *	52,906	1,036,429
Tango Therapeutics, Inc. *	60,195	1,323,086
Tarsus Pharmaceuticals, Inc. *	23,482	1,394,831
Taysha Gene Therapies, Inc. *	131,780	773,549
Tempus AI, Inc., Class A *	61,418	3,099,766
TG Therapeutics, Inc. *	79,899	3,031,368
Theravance Biopharma, Inc. *	21,785	349,867
Thermo Fisher Scientific, Inc.	222,486	109,576,580
Third Harmonic Bio, Inc. *(d)	12,349	0
Travere Therapeutics, Inc. *	54,946	2,592,352
Trevi Therapeutics, Inc. *	59,480	841,047
Twist Bioscience Corp. *	35,523	2,375,423
Tyra Biosciences, Inc. *	13,115	438,172
Ultragenyx Pharmaceutical, Inc. *	56,898	1,362,138
uniQure NV *	35,603	1,015,754
United Therapeutics Corp. *	25,319	14,098,126
Upstream Bio, Inc. *	20,416	170,678
Vanda Pharmaceuticals, Inc. *	40,824	263,315
Vaxcyte, Inc. *	76,011	3,906,965
Vera Therapeutics, Inc. *	39,088	1,388,406
Veracyte, Inc. *	46,416	2,150,917
VeraDermics, Inc. *(a)	10,640	1,073,682
Vericel Corp. *	28,210	940,239
Vertex Pharmaceuticals, Inc. *	150,338	67,282,269
Viatris, Inc.	686,297	11,159,189
Viking Therapeutics, Inc. *	71,527	2,341,794
Vir Biotechnology, Inc. *	68,366	652,212
Viridian Therapeutics, Inc. *	48,467	853,989
Waters Corp. *	58,256	22,345,254
WaVe Life Sciences Ltd. *	84,748	557,642
West Pharmaceutical Services, Inc.	42,284	13,649,698
Xencor, Inc. *	43,548	517,350
Xeris Biopharma Holdings, Inc. *	95,245	586,709
Zenas Biopharma, Inc. *	16,334	300,546
Zoetis, Inc.	249,436	19,378,683
		2,489,880,152

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	171,828	21,485,373
Compass, Inc., Class A *	378,934	3,118,627
CoStar Group, Inc. *	251,275	8,091,055
Cushman & Wakefield Ltd. *	135,544	1,686,167
eXp World Holdings, Inc.	53,871	265,045
Forestar Group, Inc. *	11,870	326,069
FRP Holdings, Inc. *	7,078	163,573
Howard Hughes Holdings, Inc. *	17,571	1,113,123
Jones Lang LaSalle, Inc. *	27,690	7,817,164
Kennedy-Wilson Holdings, Inc.	71,550	787,766
Marcus & Millichap, Inc.	13,834	390,672
Newmark Group, Inc., Class A	95,126	1,328,910
Opendoor Technologies, Inc. *	479,154	2,414,936
RE/MAX Holdings, Inc., Class A *	10,296	98,224
RMR Group, Inc., Class A	9,000	179,550
Seaport Entertainment Group, Inc. *	4,944	124,836
Seritage Growth Properties, Class A *	25,000	64,250
St. Joe Co.	24,258	1,543,537
Tejon Ranch Co. *	14,392	278,197
Zillow Group, Inc., Class C *	131,365	4,597,775
		55,874,849

Semiconductors & Semiconductor Equipment 17.0%
ACM Research, Inc., Class A *	31,661	2,740,576
Advanced Micro Devices, Inc. *	965,537	498,313,646
Aehr Test Systems *	16,000	1,477,280
SECURITY	NUMBER OF SHARES	VALUE ($)
Allegro MicroSystems, Inc. *	75,544	3,616,291
Alpha & Omega Semiconductor Ltd. *	14,070	638,075
Ambarella, Inc. *	22,760	1,642,817
Ambiq Micro, Inc. *	3,000	238,980
Amkor Technology, Inc.	67,814	4,717,142
Analog Devices, Inc.	289,123	119,653,554
Applied Materials, Inc.	469,779	211,428,737
Astera Labs, Inc. *	79,161	27,140,349
Axcelis Technologies, Inc. *	17,933	2,697,303
Blaize Holdings, Inc. *(a)	33,568	59,080
Broadcom, Inc.	2,807,829	1,254,453,762
Cerebras Systems, Inc., Class A *	17,739	4,203,966
CEVA, Inc. *	12,725	508,746
Cirrus Logic, Inc. *	30,326	5,153,904
Cohu, Inc. *	26,430	1,394,182
Credo Technology Group Holding Ltd. *	94,270	22,250,548
Diodes, Inc. *	26,410	2,781,501
Enphase Energy, Inc. *	77,639	5,307,402
Entegris, Inc.	89,560	12,430,032
First Solar, Inc. *	63,164	19,378,084
FormFactor, Inc. *	46,557	5,800,537
Ichor Holdings Ltd. *	20,572	1,471,309
Impinj, Inc. *	16,016	2,418,416
indie Semiconductor, Inc., Class A *(a)	142,235	709,753
Intel Corp. *	2,780,600	318,879,208
KLA Corp.	77,606	149,136,226
Kulicke & Soffa Industries, Inc.	31,541	3,213,712
Lam Research Corp.	739,514	235,298,565
Lattice Semiconductor Corp. *	81,657	12,010,112
MACOM Technology Solutions Holdings, Inc. *	38,335	13,978,474
Marvell Technology, Inc.	516,034	105,786,970
MaxLinear, Inc. *	51,309	4,768,145
Microchip Technology, Inc.	320,976	30,380,378
Micron Technology, Inc.	666,529	647,199,659
MKS, Inc.	39,464	12,796,597
Monolithic Power Systems, Inc.	28,820	45,138,172
Navitas Semiconductor Corp. *	112,927	3,003,858
NVIDIA Corp.	14,390,759	3,038,464,855
NXP Semiconductors NV	149,450	48,025,757
ON Semiconductor Corp. *	233,388	28,151,261
Onto Innovation, Inc. *	29,142	7,525,630
PDF Solutions, Inc. *	22,883	1,117,377
Penguin Solutions, Inc. *	30,190	1,685,508
Photronics, Inc. *	36,784	1,189,962
Power Integrations, Inc.	33,469	2,811,396
Qnity Electronics, Inc.	123,278	19,231,368
Qorvo, Inc. *	49,590	5,135,540
QUALCOMM, Inc.	631,192	158,441,816
Rambus, Inc. *	63,894	9,294,021
Rigetti Computing, Inc. *	197,962	5,055,949
Semtech Corp. *	54,722	8,347,294
Silicon Laboratories, Inc. *	19,030	4,140,928
SiTime Corp. *	13,235	9,399,497
SkyWater Technology, Inc. *	16,425	640,247
Skyworks Solutions, Inc.	90,718	7,062,396
SolarEdge Technologies, Inc. *	34,966	2,669,654
Synaptics, Inc. *	22,381	3,072,464
Teradyne, Inc.	92,468	34,611,697
Texas Instruments, Inc.	537,461	164,291,078
Ultra Clean Holdings, Inc. *	28,390	2,429,332
Universal Display Corp.	25,688	2,366,379
Veeco Instruments, Inc. *	33,822	1,949,500
Wolfspeed, Inc. *(a)	19,061	1,129,936
		7,362,456,890

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 9.6%
8x8, Inc. *	100,234	207,484
A10 Networks, Inc.	44,314	1,335,624
Accenture PLC, Class A	363,990	68,091,609
ACI Worldwide, Inc. *	62,029	2,708,806
Adeia, Inc.	68,772	1,837,588
Adobe, Inc. *	242,824	62,942,409
Agilysys, Inc. *	14,795	1,280,655
Akamai Technologies, Inc. *	85,806	12,831,429
Alarm.com Holdings, Inc. *	29,722	1,340,759
Alkami Technology, Inc. *	47,666	866,091
Amplitude, Inc., Class A *	51,440	402,261
Appfolio, Inc., Class A *	14,981	2,414,488
Appian Corp., Class A *	23,706	554,720
Applied Digital Corp. *	147,053	6,952,666
AppLovin Corp., Class A *	160,271	98,260,547
Asana, Inc., Class A *	56,849	437,737
Atlassian Corp., Class A *	102,543	11,034,652
Aurora Innovation, Inc. *	727,100	5,336,914
Autodesk, Inc. *	125,651	29,064,333
AvePoint, Inc. *	89,154	972,670
Bentley Systems, Inc., Class B	87,622	2,859,982
BigBear.ai Holdings, Inc. *(a)	261,440	1,317,658
Bill Holdings, Inc. *	54,534	2,018,849
Bit Digital, Inc. *	189,405	382,598
BitMine Immersion Technologies, Inc.	273,246	5,265,450
Blackbaud, Inc. *	21,674	665,175
BlackLine, Inc. *	29,994	881,824
Blend Labs, Inc., Class A *	142,531	255,131
Box, Inc., Class A *	87,243	2,352,071
Braze, Inc., Class A *	64,001	1,640,346
C3.ai, Inc., Class A *	72,103	776,549
Cadence Design Systems, Inc. *	160,766	60,275,996
CCC Intelligent Solutions Holdings, Inc. *	349,958	1,644,803
Cipher Digital, Inc. *	172,649	4,083,149
Circle Internet Group, Inc. *	31,403	3,548,539
Cleanspark, Inc. *	164,148	3,002,267
Clear Secure, Inc., Class A	52,192	2,894,046
Clearwater Analytics Holdings, Inc., Class A *	171,532	4,175,089
Cloudflare, Inc., Class A *	187,904	45,438,945
Cognizant Technology Solutions Corp., Class A	281,650	15,703,396
Commvault Systems, Inc. *	25,694	3,051,163
Consensus Cloud Solutions, Inc. *	9,745	334,741
Core Scientific, Inc. *	187,722	5,040,336
CoreWeave, Inc., Class A *	143,180	15,682,505
Crowdstrike Holdings, Inc., Class A *	149,367	109,187,277
CS Disco, Inc. *	18,160	72,458
Daily Journal Corp. *	480	248,218
Datadog, Inc., Class A *	194,690	48,156,572
Digimarc Corp. *	20,000	294,000
Digital Turbine, Inc. *	59,670	523,903
DigitalOcean Holdings, Inc. *	46,721	7,286,140
Docusign, Inc. *	119,430	6,272,464
Dolby Laboratories, Inc., Class A	36,369	2,029,754
Domo, Inc., Class B *	20,483	85,414
Dropbox, Inc., Class A *	102,330	2,750,630
D-Wave Quantum, Inc. *	222,862	6,717,061
DXC Technology Co. *	102,769	1,018,441
Dynatrace, Inc. *	178,862	7,617,733
Elastic NV *	54,615	3,533,591
EPAM Systems, Inc. *	32,840	3,364,786
EverCommerce, Inc. *(a)	10,445	117,506
Everforth, Inc. *	25,480	577,886
Fair Isaac Corp. *	14,036	17,553,281
Fastly, Inc., Class A *	82,390	1,463,658
SECURITY	NUMBER OF SHARES	VALUE ($)
Five9, Inc. *	45,995	1,119,978
Fortinet, Inc. *	373,651	51,552,628
Freshworks, Inc., Class A *	127,795	1,240,889
Gartner, Inc. *	42,727	6,930,319
Gen Digital, Inc.	332,794	8,582,757
Gitlab, Inc., Class A *	95,085	2,952,389
GoDaddy, Inc., Class A *	79,979	6,864,598
Grid Dynamics Holdings, Inc. *	38,804	279,389
Guidewire Software, Inc. *	50,127	7,652,889
Hackett Group, Inc.	13,157	151,700
HubSpot, Inc. *	31,215	6,886,965
Hut 8 Corp. *	56,776	7,087,348
I3 Verticals, Inc., Class A *	12,243	249,267
Intapp, Inc. *	34,155	788,639
InterDigital, Inc.	15,345	3,868,321
International Business Machines Corp.	553,041	164,695,610
Intuit, Inc.	164,521	54,543,647
Kaltura, Inc. *	40,288	61,641
Klaviyo, Inc., Class A *	91,637	1,451,530
Kyndryl Holdings, Inc. *	136,862	1,706,669
Life360, Inc. *	46,415	1,972,173
LiveRamp Holdings, Inc. *	37,296	1,400,838
Manhattan Associates, Inc. *	35,672	5,352,584
MARA Holdings, Inc. *	218,113	3,136,465
Microsoft Corp.	4,397,554	1,979,954,713
MongoDB, Inc. *	47,858	16,058,752
nCino, Inc. *	50,173	806,782
NCR Voyix Corp. *	60,150	432,479
Netskope, Inc., Class A *	49,684	603,164
NextNav, Inc. *	51,659	1,065,209
Nutanix, Inc., Class A *	159,782	8,319,849
Okta, Inc. *	101,751	12,542,846
OneSpan, Inc.	20,734	299,399
Oracle Corp.	1,003,266	226,517,397
PagerDuty, Inc. *	54,741	544,673
Palantir Technologies, Inc., Class A *	1,351,491	211,562,401
Palo Alto Networks, Inc. *	478,557	134,804,721
PAR Technology Corp. *	14,308	220,916
Pegasystems, Inc.	52,777	1,885,722
Pivotal Software, Inc. *(d)	45,214	0
Porch Group, Inc. *	43,321	451,405
Procore Technologies, Inc. *	71,280	3,527,647
Progress Software Corp. *	28,997	951,972
PTC, Inc. *	70,460	9,774,916
Q2 Holdings, Inc. *	36,086	1,708,672
Qualys, Inc. *	20,543	2,245,144
Rackspace Technology, Inc. *(a)	100,574	519,968
Rapid7, Inc. *	34,509	289,185
Red Violet, Inc. *	7,620	433,121
RingCentral, Inc., Class A	45,147	1,955,317
Riot Platforms, Inc. *	191,239	5,184,489
Roper Technologies, Inc.	63,463	20,659,110
Rubrik, Inc., Class A *	91,988	7,233,016
SailPoint, Inc. *	44,966	846,710
Salesforce, Inc.	554,287	105,924,246
Samsara, Inc., Class A *	213,204	7,460,008
SentinelOne, Inc., Class A *	199,742	3,305,730
ServiceNow, Inc. *	619,059	76,992,368
ServiceTitan, Inc., Class A *	34,312	2,482,816
Snowflake, Inc., Class A *	203,025	51,883,039
SoundHound AI, Inc., Class A *(a)	223,889	2,015,001
Sprinklr, Inc., Class A *	102,843	573,864
Sprout Social, Inc., Class A *	31,053	232,276
SPS Commerce, Inc. *	21,732	1,233,291
Strategy, Inc., Class A *	187,796	29,876,466
Synopsys, Inc. *	113,009	53,749,341
Telos Corp. *	25,850	123,822
Tenable Holdings, Inc. *	71,613	2,021,635

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teradata Corp. *	55,357	1,884,906
Terawulf, Inc. *	223,031	5,700,672
Thryv Holdings, Inc. *	61,406	238,255
Trimble, Inc. *	140,165	7,906,708
Tucows, Inc., Class A *	7,627	115,625
Twilio, Inc., Class A *	89,938	17,145,780
Tyler Technologies, Inc. *	25,543	7,998,790
UiPath, Inc., Class A *	249,763	2,927,222
Unisys Corp. *	25,000	114,750
Unity Software, Inc. *	203,267	6,193,546
Varonis Systems, Inc. *	71,326	2,435,783
VeriSign, Inc.	49,068	14,003,026
Vertex, Inc., Class A *	44,513	594,249
Via Transportation, Inc., Class A *	9,000	137,070
Weave Communications, Inc. *	44,594	268,456
Whitefiber, Inc. *(a)	5,600	166,544
Workday, Inc., Class A *	125,856	18,398,889
Workiva, Inc. *	30,495	1,518,041
Xperi, Inc. *	25,564	203,234
Yext, Inc. *	60,801	254,148
Zeta Global Holdings Corp., Class A *	125,989	2,883,888
Zoom Communications, Inc., Class A *	157,969	16,048,071
Zscaler, Inc. *	61,448	8,586,129
		4,156,561,436

Technology Hardware & Equipment 10.0%
908 Devices, Inc. *	15,500	130,355
ADTRAN Holdings, Inc. *	40,597	671,880
Advanced Energy Industries, Inc.	22,315	6,743,147
Aeva Technologies, Inc. *	19,296	543,761
Amphenol Corp., Class A	727,522	108,226,173
Apple, Inc.	8,694,341	2,713,156,053
Applied Optoelectronics, Inc. *	37,759	5,981,403
Arista Networks, Inc. *	610,742	97,395,027
Arlo Technologies, Inc. *	65,698	876,411
Arrow Electronics, Inc. *	30,631	6,574,332
Avnet, Inc.	50,446	4,385,271
Badger Meter, Inc.	16,933	2,097,999
Bel Fuse, Inc., Class B	7,962	2,185,728
Belden, Inc.	22,968	2,413,477
Benchmark Electronics, Inc.	20,116	1,698,997
Calix, Inc. *	34,435	1,368,791
CDW Corp.	76,872	9,643,592
Ciena Corp. *	83,318	48,343,603
Cisco Systems, Inc.	2,339,868	281,766,905
Clearfield, Inc. *	6,800	321,096
Cognex Corp.	97,433	6,415,963
Coherent Corp. *	110,673	40,004,969
Corning, Inc.	462,047	83,704,435
Corsair Gaming, Inc. *	25,300	307,142
Crane NXT Co.	27,859	1,082,044
CTS Corp.	17,456	1,120,850
Daktronics, Inc. *	22,690	469,229
Dell Technologies, Inc., Class C	175,809	73,999,766
Diebold Nixdorf, Inc. *	21,264	1,725,361
Digi International, Inc. *	24,203	1,616,760
ePlus, Inc.	14,708	1,207,380
Everpure, Inc., Class A *	185,093	14,716,744
Evolv Technologies Holdings, Inc. *	82,394	531,441
Extreme Networks, Inc. *	86,259	2,286,726
F5, Inc. *	33,496	12,844,041
Fabrinet *	21,007	13,741,939
Flex Ltd. *	218,415	32,932,614
GPGI, Inc., Class A	108,834	1,323,421
Harmonic, Inc. *	65,956	996,595
Hewlett Packard Enterprise Co.	789,961	33,999,922
HP, Inc.	545,088	14,739,180
SECURITY	NUMBER OF SHARES	VALUE ($)
Insight Enterprises, Inc. *	18,235	1,939,839
IonQ, Inc. *(a)	209,637	15,108,539
IPG Photonics Corp. *	15,217	1,742,651
Itron, Inc. *	26,712	2,203,206
Jabil, Inc.	62,798	22,893,639
Keysight Technologies, Inc. *	101,107	34,207,531
Kimball Electronics, Inc. *	14,244	369,347
Knowles Corp. *	50,996	1,907,760
Lightwave Logic, Inc. *	81,838	888,761
Littelfuse, Inc.	14,928	6,969,435
Lumentum Holdings, Inc. *	42,193	36,073,327
Methode Electronics, Inc.	20,778	239,778
Mirion Technologies, Inc. *	147,574	2,697,653
Motorola Solutions, Inc.	98,092	39,558,542
Napco Security Technologies, Inc.	21,098	791,808
NetApp, Inc.	117,424	20,465,829
NETGEAR, Inc. *	16,629	432,188
NetScout Systems, Inc. *	40,234	1,674,539
nLight, Inc. *	33,562	2,487,615
Novanta, Inc. *	21,190	3,376,203
Ondas, Inc. *(a)	272,079	3,596,884
OSI Systems, Inc. *	9,360	2,028,780
Ouster, Inc. *	34,674	1,596,738
PC Connection, Inc.	6,985	486,086
Plexus Corp. *	15,503	4,160,385
Powerfleet, Inc. NJ *	71,390	279,135
Quantum Computing, Inc. *(a)	107,421	1,284,755
Ralliant Corp.	66,888	4,138,361
Ribbon Communications, Inc. *	52,315	161,130
Rogers Corp. *	9,462	1,339,062
Sandisk Corp. *	87,269	147,919,210
Sanmina Corp. *	32,314	8,392,915
ScanSource, Inc. *	13,215	611,458
Seagate Technology Holdings PLC	129,126	113,605,055
SmartRent, Inc. *	100,465	126,586
Super Micro Computer, Inc. *	295,820	13,634,344
TD SYNNEX Corp.	44,398	11,600,309
TE Connectivity PLC	173,705	37,070,384
Teledyne Technologies, Inc. *	27,546	17,073,837
TTM Technologies, Inc. *	60,676	10,540,635
Ubiquiti, Inc.	2,626	1,533,216
Viasat, Inc. *	79,263	6,390,183
Viavi Solutions, Inc. *	138,014	6,701,960
Vishay Intertechnology, Inc.	72,001	3,747,652
Vistance Networks, Inc. *	127,715	1,593,883
Vontier Corp.	86,843	2,464,604
Western Digital Corp.	200,427	106,468,827
Xerox Holdings Corp.	81,272	263,321
Zebra Technologies Corp., Class A *	29,896	7,283,563
		4,346,411,971

Telecommunication Services 0.8%
Anterix, Inc. *	11,166	714,847
Array Digital Infrastructure, Inc.	7,821	397,776
AST SpaceMobile, Inc. *	147,473	16,724,913
AT&T, Inc.	4,143,958	102,770,158
ATN International, Inc.	6,200	174,592
Bandwidth, Inc., Class A *	16,880	1,096,694
Cogent Communications Holdings, Inc.	30,899	548,766
Comcast Corp., Class A	2,121,775	52,768,544
Globalstar, Inc. *	32,117	2,704,573
Gogo, Inc. *	45,391	207,437
IDT Corp., Class B	11,647	642,449
Iridium Communications, Inc.	64,196	3,324,069
Liberty Capital Corp., Class C *	20,427	456,952
Liberty Global Ltd., Class C *	189,054	2,298,897
Liberty Latin America Ltd., Class C *	94,040	771,128

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lumen Technologies, Inc. *	559,489	6,148,784
Shenandoah Telecommunications Co.	28,013	446,807
Telephone & Data Systems, Inc.	59,413	2,323,642
T-Mobile U.S., Inc.	280,566	52,614,542
Uniti Group, Inc.	104,705	1,174,790
Verizon Communications, Inc.	2,496,005	119,333,999
		367,644,359

Transportation 1.3%
Alaska Air Group, Inc. *	68,078	3,132,950
Allegiant Travel Co. *	13,770	1,261,470
American Airlines Group, Inc. *	387,644	5,675,108
ArcBest Corp.	13,273	1,814,286
Avis Budget Group, Inc. *	9,931	1,746,267
CH Robinson Worldwide, Inc.	70,052	12,514,790
Covenant Logistics Group, Inc., Class A	8,844	351,107
CSX Corp.	1,099,034	49,742,279
Delta Air Lines, Inc.	384,161	31,685,599
Expeditors International of Washington, Inc.	78,798	12,449,296
FedEx Corp.	128,291	52,823,819
Forward Air Corp. *	11,351	120,094
Frontier Group Holdings, Inc. *	47,651	288,289
FTAI Infrastructure, Inc.	77,531	345,788
Genco Shipping & Trading Ltd.	24,986	601,163
GXO Logistics, Inc. *	66,451	3,329,860
Heartland Express, Inc.	31,236	468,228
Hertz Global Holdings, Inc. *(a)	71,855	388,017
Hub Group, Inc., Class A	37,376	1,552,599
JB Hunt Transport Services, Inc.	44,101	12,190,839
JetBlue Airways Corp. *	180,518	987,433
Joby Aviation, Inc. *	358,942	4,271,410
Kirby Corp. *	31,972	4,494,943
Knight-Swift Transportation Holdings, Inc.	95,881	7,251,480
Landstar System, Inc.	20,228	4,185,173
Lyft, Inc., Class A *	235,495	3,322,834
Marten Transport Ltd.	34,974	602,952
Matson, Inc.	18,027	3,268,295
Norfolk Southern Corp.	133,226	40,628,601
Old Dominion Freight Line, Inc.	108,694	24,472,454
Proficient Auto Logistics, Inc. *	15,000	82,050
RXO, Inc. *	99,992	2,557,795
Ryder System, Inc.	23,470	5,887,450
Saia, Inc. *	15,863	7,493,205
Schneider National, Inc., Class B	26,799	947,077
SkyWest, Inc. *	23,397	2,003,953
Southwest Airlines Co.	290,653	12,483,546
Uber Technologies, Inc. *	1,218,527	85,784,301
U-Haul Holding Co., Non Voting Shares	65,593	3,412,148
Union Pacific Corp.	351,517	92,322,425
United Airlines Holdings, Inc. *	190,761	21,899,363
United Parcel Service, Inc., Class B	437,075	46,631,532
Universal Logistics Holdings, Inc.	3,740	59,503
Werner Enterprises, Inc.	37,339	1,549,942
Wheels Up Experience, Inc. *(a)	3,731	32,907
XPO, Inc. *	68,926	14,767,396
		583,882,016

Utilities 2.1%
AES Corp.	419,726	6,157,380
Alliant Energy Corp.	151,322	10,836,168
Ameren Corp.	164,208	17,729,538
SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	321,080	40,671,204
American States Water Co.	22,355	1,727,371
American Water Works Co., Inc.	114,892	14,162,737
Atmos Energy Corp.	98,254	16,617,699
Avista Corp.	48,307	2,003,291
Black Hills Corp.	45,956	3,346,516
California Water Service Group	35,773	1,613,362
CenterPoint Energy, Inc.	384,260	16,238,828
Chesapeake Utilities Corp.	13,497	1,664,450
Clearway Energy, Inc., Class C	72,695	2,992,126
CMS Energy Corp.	182,352	13,233,285
Consolidated Edison, Inc.	213,268	22,527,499
Constellation Energy Corp.	184,461	53,078,653
Dominion Energy, Inc.	506,392	33,897,880
DTE Energy Co.	122,520	17,504,432
Duke Energy Corp.	461,350	56,621,486
Edison International	229,442	16,047,173
Entergy Corp.	268,306	29,258,769
Essential Utilities, Inc.	165,718	6,113,337
Evergy, Inc.	136,273	11,179,837
Eversource Energy	221,344	15,111,155
Exelon Corp.	608,851	27,787,960
Fervo Energy Co., Class A *(a)	40,765	1,494,445
FirstEnergy Corp.	307,344	14,257,688
H2O America (a)	23,200	1,341,656
Hallador Energy Co. *	20,500	394,830
Hawaiian Electric Industries, Inc. *	97,534	1,297,202
IDACORP, Inc.	31,402	4,404,759
MDU Resources Group, Inc.	118,959	2,507,656
MGE Energy, Inc.	22,816	1,722,608
Middlesex Water Co.	9,815	515,582
Montauk Renewables, Inc. *	52,526	91,395
National Fuel Gas Co.	56,895	4,395,139
New Jersey Resources Corp.	59,702	3,298,536
NextEra Energy, Inc.	1,233,014	107,284,548
NiSource, Inc.	283,696	13,112,429
Northwest Natural Holding Co.	24,358	1,181,119
Northwestern Energy Group, Inc.	36,869	2,603,320
NRG Energy, Inc.	125,490	16,825,699
OGE Energy Corp.	123,676	5,841,217
Oklo, Inc. *	72,898	4,875,418
ONE Gas, Inc.	35,262	2,741,268
Ormat Technologies, Inc.	35,770	4,908,717
Otter Tail Corp.	23,894	2,070,654
PG&E Corp.	1,307,161	21,359,011
Pinnacle West Capital Corp.	70,446	7,026,284
Portland General Electric Co.	65,687	3,292,232
PPL Corp.	440,541	15,590,746
Public Service Enterprise Group, Inc.	294,541	23,165,650
Sempra	386,985	34,491,973
Southern Co.	652,626	60,074,223
Southwest Gas Holdings, Inc.	37,823	3,260,721
Spire, Inc.	34,868	2,868,242
Talen Energy Corp. *	26,791	10,362,759
TXNM Energy, Inc.	57,073	3,379,292
UGI Corp.	126,335	4,411,618
Unitil Corp.	10,167	508,655
Vistra Corp.	188,866	30,261,999
WEC Energy Group, Inc.	191,798	21,299,168
Xcel Energy, Inc.	350,805	27,888,998
York Water Co.	7,252	216,835
		904,746,427
Total Common Stocks (Cost $18,319,172,488)		43,250,449,770

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (e)	20,259,471	20,259,471
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (e)(f)	66,649,392	66,649,392
		86,908,863
Total Short-Term Investments (Cost $86,908,863)		86,908,863
Total Investments in Securities (Cost $18,406,081,351)		43,337,358,633

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	41	5,994,815	180,542
S&P 500 Index, e-mini, expires 06/18/26	131	49,752,163	1,101,542
			1,282,084

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $64,672,127.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at May 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc. *	$—	$76,303	($135,051 )	($168,711 )	$47,314	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc. (a),*	—	—	—	—	4,320	111,780	18,000	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	—	—	—	5,288	—	—	19,298

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	242,390	319,979	(1,544)	81	44,732	—	—	5,167

Financial Services 0.2%
Charles Schwab Corp. (b)	94,381,507	3,691,827	(4,034,444)	687,584	(8,968,777)	85,757,697	981,771	886,696

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc. (a),*	—	26	(132,082)	(295,544)	272,235	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc. *	—	174,567	(228,104)	(410,133)	424,757	—	—	—

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
Household & Personal Products 0.0%
Medifast, Inc. (a),*	$—	$—	$—	$—	($11,809 )	$98,649	7,873	$—
Nu Skin Enterprises, Inc., Class A	—	—	—	—	(177,811)	—	—	5,017
						98,649

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A *	—	226,652	(174,283)	(103,177)	132,980	—	—	—
EW Scripps Co., Class A *	—	3,600	(970)	441	14,479	—	—	—
Gray Media, Inc.	—	4,730	(1,170)	1,051	(105,053)	—	—	11,718
						—
Total	$94,623,897	$4,497,684	($4,707,648 )	($288,408 )	($8,317,345 )	$85,968,126		$927,896

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Issuer is affiliated with the fund’s investment adviser.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$35,308,131,579	$—	$—	$35,308,131,579
Health Care Equipment & Services	1,295,876,603	—	0 *	1,295,876,603
Pharmaceuticals, Biotechnology & Life Sciences	2,489,880,152	—	0 *	2,489,880,152
Software & Services	4,156,561,436	—	0 *	4,156,561,436
Short-Term Investments [1]	86,908,863	—	—	86,908,863
Futures Contracts [2]	1,282,084	—	—	1,282,084
Total	$43,338,640,717	$—	$0	$43,338,640,717

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv PLC *	17,049	1,158,309
Autoliv, Inc.	5,562	707,041
BorgWarner, Inc.	16,679	1,197,886
Ford Motor Co.	317,034	5,529,073
General Motors Co.	73,274	6,099,328
Gentex Corp.	17,476	422,220
Lear Corp.	4,204	601,677
Lucid Group, Inc. *(a)	15,988	104,721
Rivian Automotive, Inc., Class A *	65,402	1,066,053
Tesla, Inc. *	227,341	99,072,934
Thor Industries, Inc.	4,153	328,419
Versigent PLC *	5,609	247,469
		116,535,130

Banks 3.2%
Bank of America Corp.	536,592	27,688,147
Bank OZK	8,352	404,153
BOK Financial Corp.	1,638	209,729
Citigroup, Inc.	141,336	17,794,202
Citizens Financial Group, Inc.	34,216	2,130,288
Columbia Banking System, Inc.	24,125	715,065
Commerce Bancshares, Inc.	10,872	567,736
Cullen/Frost Bankers, Inc.	5,134	695,760
East West Bancorp, Inc.	11,238	1,377,104
Fifth Third Bancorp	72,589	3,624,369
First Citizens BancShares, Inc., Class A	782	1,556,579
First Financial Bankshares, Inc.	10,163	332,127
First Horizon Corp.	39,568	958,733
Flagstar Bank NA	23,911	336,189
FNB Corp.	28,785	503,162
Glacier Bancorp, Inc.	10,270	488,338
Hancock Whitney Corp.	6,777	461,649
Home BancShares, Inc.	15,136	405,039
Huntington Bancshares, Inc.	163,614	2,676,725
JPMorgan Chase & Co.	217,945	65,233,118
KeyCorp	76,346	1,628,460
M&T Bank Corp.	12,224	2,641,729
Old National Bancorp	27,861	668,943
Pinnacle Financial Partners, Inc.	12,312	1,203,375
PNC Financial Services Group, Inc.	32,713	7,233,499
Popular, Inc.	5,275	783,496
Prosperity Bancshares, Inc.	8,006	552,094
Regions Financial Corp.	69,746	1,952,888
Southstate Bank Corp.	8,009	758,853
Truist Financial Corp.	101,831	4,909,272
U.S. Bancorp	125,846	6,902,653
UMB Financial Corp.	5,795	760,652
United Bankshares, Inc.	11,414	495,482
Valley National Bancorp	38,633	531,976
Webster Financial Corp.	12,941	941,069
Wells Fargo & Co.	249,924	19,379,107
Western Alliance Bancorp	8,189	652,254
Wintrust Financial Corp.	5,381	808,388
Zions Bancorp NA	12,101	755,707
		181,718,109

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 7.3%
3M Co.	42,627	6,527,472
A.O. Smith Corp.	8,997	510,310
AAON, Inc.	5,544	777,269
Acuity, Inc.	2,492	760,334
Advanced Drainage Systems, Inc.	5,779	804,206
AECOM	10,397	721,240
AeroVironment, Inc. *	2,590	536,752
AGCO Corp.	4,751	533,442
Allegion PLC	6,922	900,344
Allison Transmission Holdings, Inc.	6,793	771,209
AMETEK, Inc.	18,605	4,201,939
API Group Corp. *	30,870	1,265,670
Applied Industrial Technologies, Inc.	3,014	915,683
Archer Aviation, Inc., Class A *	48,943	333,302
Armstrong World Industries, Inc.	3,456	545,702
ATI, Inc. *	10,982	1,923,607
Axon Enterprise, Inc. *	6,354	2,851,167
Bloom Energy Corp., Class A *	20,852	5,942,820
Boeing Co. *	63,542	14,687,733
Builders FirstSource, Inc. *	9,098	693,813
BWX Technologies, Inc.	7,398	1,449,120
Carlisle Cos., Inc.	3,290	1,134,425
Carpenter Technology Corp.	4,013	1,882,017
Carrier Global Corp.	63,331	4,044,951
Caterpillar, Inc.	37,612	32,943,222
Chart Industries, Inc. *	3,640	756,465
CNH Industrial NV	72,598	741,226
Comfort Systems USA, Inc.	2,845	5,201,257
Construction Partners, Inc., Class A *	3,775	439,674
Core & Main, Inc., Class A *	15,226	752,926
Crane Co.	3,942	721,386
Cummins, Inc.	11,163	7,218,331
Curtiss-Wright Corp.	2,964	2,215,916
Deere & Co.	20,381	11,050,171
Donaldson Co., Inc.	9,391	768,841
Dover Corp.	10,908	2,305,515
Dycom Industries, Inc. *	2,459	1,254,090
Eaton Corp. PLC	31,369	12,566,421
EMCOR Group, Inc.	3,635	3,005,491
Emerson Electric Co.	45,430	6,533,743
Esab Corp.	4,556	421,111
ESCO Technologies, Inc.	2,122	619,412
Fastenal Co.	92,882	4,105,384
Federal Signal Corp.	4,936	526,671
Ferguson Enterprises, Inc.	15,776	3,564,903
Flowserve Corp.	10,361	782,359
Fluor Corp. *	13,268	607,144
Fortive Corp.	25,580	1,491,826
Fortune Brands Innovations, Inc.	9,624	374,759
FTAI Aviation Ltd.	8,290	2,158,219
Gates Industrial Corp. PLC *	20,578	533,382
GATX Corp.	2,857	483,062
GE Vernova, Inc.	21,788	21,097,756
Generac Holdings, Inc. *	4,757	1,322,018
General Dynamics Corp.	20,508	7,112,584
General Electric Co.	84,744	27,436,717
Graco, Inc.	13,283	1,002,202
HEICO Corp.	8,126	2,829,311
Hexcel Corp.	6,265	562,534

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	51,387	12,222,912
Howmet Aerospace, Inc.	32,406	8,368,849
Hubbell, Inc.	4,303	2,037,944
Huntington Ingalls Industries, Inc.	3,169	976,591
IDEX Corp.	6,001	1,265,191
IES Holdings, Inc. *	701	475,523
Illinois Tool Works, Inc.	21,243	5,252,969
Ingersoll Rand, Inc.	28,726	2,057,931
ITT, Inc.	6,943	1,353,885
JBT Marel Corp.	4,266	573,308
Johnson Controls International PLC	49,584	6,647,231
Karman Holdings, Inc. *	6,618	380,535
Kratos Defense & Security Solutions, Inc. *	14,779	947,777
L3Harris Technologies, Inc.	15,131	4,768,989
Lennox International, Inc.	2,574	1,292,560
Leonardo DRS, Inc.	6,294	306,895
Lincoln Electric Holdings, Inc.	4,447	1,149,505
Loar Holdings, Inc. *	3,099	199,823
Lockheed Martin Corp.	16,395	8,696,728
Masco Corp.	16,423	1,153,716
MasTec, Inc. *	4,980	1,884,283
Middleby Corp. *	3,712	575,397
Modine Manufacturing Co. *	4,264	1,189,272
Moog, Inc., Class A	2,313	832,611
Mueller Industries, Inc.	8,930	1,148,398
Nextpower, Inc., Class A *	11,952	1,869,293
Nordson Corp.	4,237	1,217,417
Northrop Grumman Corp.	10,763	6,066,888
nVent Electric PLC	13,128	2,192,245
Oshkosh Corp.	5,034	654,420
Otis Worldwide Corp.	31,303	2,217,504
Owens Corning	6,704	843,497
PACCAR, Inc.	42,398	4,679,467
Parker-Hannifin Corp.	10,195	8,611,003
Pentair PLC	13,251	938,701
Primoris Services Corp.	4,406	554,187
Quanta Services, Inc.	12,073	8,592,716
QXO, Inc. *(a)	41,011	707,440
RBC Bearings, Inc. *	2,542	1,453,922
Regal Rexnord Corp.	5,334	1,076,188
Resideo Technologies, Inc. *	10,891	340,562
Rocket Lab Corp. *	38,106	5,467,449
Rockwell Automation, Inc.	9,064	4,088,408
RTX Corp.	108,442	19,482,690
Simpson Manufacturing Co., Inc.	3,338	633,352
SiteOne Landscape Supply, Inc. *	3,616	392,698
Snap-on, Inc.	4,176	1,550,173
SPX Technologies, Inc. *	3,966	859,273
StandardAero, Inc. *	15,436	442,087
Stanley Black & Decker, Inc.	12,668	1,006,092
Sterling Infrastructure, Inc. *	2,469	2,125,414
Symbotic, Inc. *	4,876	226,368
Textron, Inc.	14,153	1,298,679
Timken Co.	5,210	666,776
Toro Co.	7,812	702,143
Trane Technologies PLC	17,877	8,067,890
TransDigm Group, Inc.	4,559	5,736,681
Trex Co., Inc. *	8,647	357,986
UFP Industries, Inc.	4,845	392,445
United Rentals, Inc.	5,080	5,058,004
Valmont Industries, Inc.	1,568	815,062
Vertiv Holdings Co., Class A	30,895	9,753,860
Watsco, Inc.	2,807	1,030,450
Watts Water Technologies, Inc., Class A	2,230	689,025
WESCO International, Inc.	3,945	1,424,816
Westinghouse Air Brake Technologies Corp.	13,776	3,597,740
Woodward, Inc.	4,812	1,684,344
SECURITY	NUMBER OF SHARES	VALUE ($)
WW Grainger, Inc.	3,546	4,376,615
Xylem, Inc.	19,782	2,166,920
Zurn Elkay Water Solutions Corp.	11,815	555,305
		412,643,574

Commercial & Professional Services 0.8%
Amentum Holdings, Inc. *	11,948	277,552
Automatic Data Processing, Inc.	32,559	7,222,889
Booz Allen Hamilton Holding Corp., Class A	9,892	783,249
Broadridge Financial Solutions, Inc.	9,437	1,450,656
CACI International, Inc., Class A *	1,775	911,480
Casella Waste Systems, Inc., Class A *	4,941	406,002
Cintas Corp.	27,432	4,698,004
Clean Harbors, Inc. *	4,052	1,138,734
Copart, Inc. *	72,081	2,362,094
Equifax, Inc.	9,698	1,607,831
ExlService Holdings, Inc. *	13,001	377,419
FTI Consulting, Inc. *	2,367	362,577
Genpact Ltd.	12,835	422,913
Jacobs Solutions, Inc.	9,422	1,129,321
KBR, Inc.	10,010	349,850
Leidos Holdings, Inc.	10,418	1,331,420
MSA Safety, Inc.	2,896	480,157
Parsons Corp. *	4,214	249,047
Paychex, Inc.	26,057	2,527,008
Paycom Software, Inc.	4,043	564,686
Paylocity Holding Corp. *	3,527	405,358
RB Global, Inc.	15,045	1,600,036
Republic Services, Inc.	16,328	3,272,784
Rollins, Inc.	24,002	1,142,495
SS&C Technologies Holdings, Inc.	16,833	1,136,564
Tetra Tech, Inc.	20,923	575,173
TransUnion	15,697	1,123,277
Veralto Corp.	20,056	1,649,205
Verisk Analytics, Inc.	11,234	1,965,838
Waste Management, Inc.	29,975	6,338,514
		47,862,133

Consumer Discretionary Distribution & Retail 5.4%
Amazon.com, Inc. *	789,650	213,710,876
AutoNation, Inc. *	2,145	402,659
AutoZone, Inc. *	1,341	3,936,090
Bath & Body Works, Inc.	17,206	344,464
Best Buy Co., Inc.	15,826	1,233,637
Boot Barn Holdings, Inc. *	2,412	409,726
Burlington Stores, Inc. *	5,048	1,634,694
CarMax, Inc. *	11,286	503,581
Carvana Co. *	57,072	4,166,256
Chewy, Inc., Class A *	19,497	439,462
Coupang, Inc. *	109,237	1,813,334
Dick's Sporting Goods, Inc.	5,339	1,214,996
Dillard's, Inc., Class A	225	132,797
eBay, Inc.	36,604	3,999,719
Etsy, Inc. *	7,860	533,851
Five Below, Inc. *	4,446	1,010,843
Floor & Decor Holdings, Inc., Class A *	8,524	438,134
GameStop Corp., Class A *	33,670	713,131
Gap, Inc.	18,830	398,255
Genuine Parts Co.	11,235	1,108,895
Group 1 Automotive, Inc.	941	297,676
Home Depot, Inc.	80,519	25,535,796
Lithia Motors, Inc.	1,930	561,418
LKQ Corp.	20,617	559,133
Lowe's Cos., Inc.	45,399	9,731,730
Murphy USA, Inc.	1,352	684,153
Ollie's Bargain Outlet Holdings, Inc. *	4,815	393,048

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	67,948	5,903,322
Penske Automotive Group, Inc.	1,426	238,670
Pool Corp.	2,673	484,882
Ross Stores, Inc.	26,189	6,068,777
TJX Cos., Inc.	89,798	13,896,240
Tractor Supply Co.	42,563	1,342,011
Ulta Beauty, Inc. *	3,567	1,815,068
Urban Outfitters, Inc. *	4,240	308,036
Wayfair, Inc., Class A *	8,478	612,620
Williams-Sonoma, Inc.	9,633	1,960,990
		308,538,970

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	11,377	1,295,272
DR Horton, Inc.	21,832	3,211,269
Garmin Ltd.	13,228	3,094,294
Hasbro, Inc.	10,724	924,087
Installed Building Products, Inc.	1,867	392,033
Lennar Corp., Class A	17,564	1,576,896
Lululemon Athletica, Inc. *	8,602	1,128,410
Mattel, Inc. *	24,793	370,407
Meritage Homes Corp.	5,459	356,145
Mohawk Industries, Inc. *	4,143	445,041
NIKE, Inc., Class B	96,618	4,466,650
NVR, Inc. *	227	1,385,790
PulteGroup, Inc.	15,522	1,834,390
Ralph Lauren Corp.	3,151	1,146,649
SharkNinja, Inc. *	5,730	698,430
Somnigroup International, Inc.	16,925	1,198,459
Tapestry, Inc.	16,477	2,396,744
Taylor Morrison Home Corp. *	7,840	458,640
Toll Brothers, Inc.	7,593	1,051,934
TopBuild Corp. *	2,267	946,427
VF Corp.	26,555	456,215
Whirlpool Corp.	4,992	216,753
		29,050,935

Consumer Services 1.7%
ADT, Inc.	47,125	316,209
Airbnb, Inc., Class A *	34,301	4,572,666
Aramark	21,042	1,123,222
Booking Holdings, Inc.	65,154	10,908,734
Boyd Gaming Corp.	4,771	394,466
Bright Horizons Family Solutions, Inc. *	4,462	279,411
Brinker International, Inc. *	3,543	504,452
Caesars Entertainment, Inc. *	16,335	474,532
Carnival Corp. Ltd.	103,863	2,914,396
Cava Group, Inc. *	8,188	635,880
Chipotle Mexican Grill, Inc. *	105,102	3,348,550
Choice Hotels International, Inc. (a)	1,793	195,222
Churchill Downs, Inc.	5,470	477,039
Darden Restaurants, Inc.	9,323	1,901,053
Domino's Pizza, Inc.	2,535	787,320
DoorDash, Inc., Class A *	30,171	4,805,939
DraftKings, Inc., Class A *	39,823	975,265
Duolingo, Inc. *	3,154	351,230
Dutch Bros, Inc., Class A *	10,152	588,816
Expedia Group, Inc.	9,431	2,129,426
Flutter Entertainment PLC *	14,333	1,390,014
Grand Canyon Education, Inc. *	2,215	331,918
H&R Block, Inc.	10,129	389,865
Hilton Worldwide Holdings, Inc.	18,579	6,087,595
Hyatt Hotels Corp., Class A	3,390	614,810
Las Vegas Sands Corp.	24,314	1,229,559
Liberty Live Holdings, Inc., Class C *	3,983	394,715
Life Time Group Holdings, Inc. *	12,015	397,456
Marriott International, Inc., Class A	17,747	6,665,773
SECURITY	NUMBER OF SHARES	VALUE ($)
McDonald's Corp.	57,553	16,068,798
MGM Resorts International *	15,326	669,286
Norwegian Cruise Line Holdings Ltd. *	36,299	665,724
Planet Fitness, Inc., Class A *	6,777	362,637
Royal Caribbean Cruises Ltd.	20,352	5,792,790
Service Corp. International	11,125	836,489
Starbucks Corp.	92,015	9,124,207
Stride, Inc. *	3,439	317,695
Texas Roadhouse, Inc.	5,341	964,691
Vail Resorts, Inc.	2,988	399,197
Viking Holdings Ltd. *	14,909	1,373,268
Wingstop, Inc.	2,168	340,289
Wyndham Hotels & Resorts, Inc.	6,151	493,679
Wynn Resorts Ltd.	6,764	684,652
Yum! Brands, Inc.	22,500	3,328,875
		96,607,810

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	29,531	460,979
BJ's Wholesale Club Holdings, Inc. *	10,592	903,286
Casey's General Stores, Inc.	3,014	2,312,160
Costco Wholesale Corp.	35,882	34,314,674
Dollar General Corp.	17,690	1,956,691
Dollar Tree, Inc. *	14,839	1,727,853
Kroger Co.	47,018	2,922,169
Maplebear, Inc. *	14,678	584,184
Performance Food Group Co. *	12,638	1,240,925
Sprouts Farmers Market, Inc. *	7,861	649,476
Sysco Corp.	38,699	2,933,771
Target Corp.	36,507	4,638,945
U.S. Foods Holding Corp. *	17,718	1,450,218
Walmart, Inc.	354,383	41,019,832
		97,115,163

Energy 3.2%
Antero Midstream Corp.	26,282	550,871
Antero Resources Corp. *	23,727	848,240
APA Corp.	28,800	1,049,184
Baker Hughes Co.	79,786	5,096,730
Cheniere Energy, Inc.	17,359	3,903,345
Chevron Corp.	151,498	27,642,325
Chord Energy Corp.	4,597	606,206
ConocoPhillips	99,142	11,300,205
Devon Energy Corp.	93,094	4,141,770
Diamondback Energy, Inc.	15,650	2,996,662
DT Midstream, Inc.	8,300	1,161,834
EOG Resources, Inc.	43,791	5,840,844
EQT Corp.	50,684	2,784,072
Expand Energy Corp.	19,148	1,780,381
Exxon Mobil Corp.	337,877	49,080,013
Halliburton Co.	67,628	2,627,348
HF Sinclair Corp.	12,565	878,168
Kinder Morgan, Inc.	158,238	4,918,037
Marathon Petroleum Corp.	23,862	5,936,150
Matador Resources Co.	9,512	509,843
Occidental Petroleum Corp.	58,094	3,289,863
ONEOK, Inc.	50,760	4,260,794
Ovintiv, Inc.	22,685	1,271,267
Permian Resources Corp., Class A	60,017	1,154,127
Phillips 66	32,644	5,741,427
Range Resources Corp.	19,169	746,633
SLB Ltd.	121,159	6,609,223
Targa Resources Corp.	17,318	4,417,302
TechnipFMC PLC	32,910	2,251,702
Texas Pacific Land Corp.	4,661	1,831,773
Valero Energy Corp.	24,644	6,033,344
Venture Global, Inc., Class A	38,005	457,580

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Viper Energy, Inc., Class A	14,872	676,676
Williams Cos., Inc.	98,663	7,043,552
		179,437,491

Equity Real Estate Investment Trusts (REITs) 1.9%
Agree Realty Corp.	9,621	713,397
Alexandria Real Estate Equities, Inc.	12,513	621,646
American Healthcare REIT, Inc.	14,620	714,772
American Homes 4 Rent, Class A	26,625	854,130
American Tower Corp.	37,895	7,084,849
AvalonBay Communities, Inc.	11,393	2,079,336
Brixmor Property Group, Inc.	25,188	769,745
BXP, Inc.	11,916	715,079
Camden Property Trust	8,271	881,358
CareTrust REIT, Inc.	18,230	744,149
Crown Castle, Inc.	35,330	3,232,695
CubeSmart	18,304	732,160
Digital Realty Trust, Inc.	26,139	4,966,410
EastGroup Properties, Inc.	4,376	883,558
Equinix, Inc.	7,932	8,471,693
Equity LifeStyle Properties, Inc.	15,785	975,039
Equity Residential	27,754	1,816,499
Essential Properties Realty Trust, Inc.	16,778	513,071
Essex Property Trust, Inc.	5,260	1,434,086
Extra Space Storage, Inc.	17,165	2,477,081
Federal Realty Investment Trust	6,256	748,405
First Industrial Realty Trust, Inc.	10,544	652,357
Gaming & Leisure Properties, Inc.	22,726	1,067,440
Healthcare Realty Trust, Inc.	28,360	564,931
Healthpeak Properties, Inc.	55,820	1,068,953
Host Hotels & Resorts, Inc.	51,434	1,181,953
Invitation Homes, Inc.	45,334	1,326,020
Iron Mountain, Inc.	23,890	3,063,893
Kimco Realty Corp.	54,428	1,310,626
Lamar Advertising Co., Class A	6,941	1,058,225
Lineage, Inc.	4,580	203,398
Mid-America Apartment Communities, Inc.	9,451	1,219,841
Millrose Properties, Inc.	12,224	344,961
NNN REIT, Inc.	15,109	672,502
Omega Healthcare Investors, Inc.	24,048	1,124,484
Prologis, Inc.	75,055	10,768,141
Public Storage	12,798	3,886,625
Realty Income Corp.	74,466	4,563,277
Regency Centers Corp.	13,326	1,030,766
Rexford Industrial Realty, Inc.	18,400	652,648
Ryman Hospitality Properties, Inc.	4,986	574,038
SBA Communications Corp.	8,603	1,747,786
Simon Property Group, Inc.	26,346	5,398,559
STAG Industrial, Inc.	15,320	580,168
Sun Communities, Inc.	9,472	1,171,308
Terreno Realty Corp.	8,638	567,430
UDR, Inc.	24,402	900,434
Ventas, Inc.	38,319	3,234,890
VICI Properties, Inc.	88,166	2,488,045
Vornado Realty Trust	12,966	437,603
Welltower, Inc.	56,454	11,591,700
Weyerhaeuser Co.	58,024	1,422,168
WP Carey, Inc.	17,871	1,329,960
		108,634,288

Financial Services 6.7%
Affiliated Managers Group, Inc.	2,289	693,224
Affirm Holdings, Inc., Class A *	23,743	1,748,672
AGNC Investment Corp.	88,874	925,178
Ally Financial, Inc.	22,999	984,587
American Express Co.	43,258	13,689,859
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameriprise Financial, Inc.	7,359	3,279,980
Annaly Capital Management, Inc.	57,616	1,258,910
Apollo Global Management, Inc.	37,578	4,836,664
ARES Management Corp., Class A	16,631	2,137,084
Bank of New York Mellon Corp.	55,627	7,756,073
Berkshire Hathaway, Inc., Class B *	148,228	70,331,221
Blackrock, Inc.	11,673	12,220,230
Blackstone, Inc.	60,626	7,091,423
Block, Inc. *	44,142	3,342,432
Blue Owl Capital, Inc.	51,257	526,922
Capital One Financial Corp.	50,589	9,507,191
Carlyle Group, Inc.	20,805	945,171
Cboe Global Markets, Inc.	8,501	2,835,594
Charles Schwab Corp. (b)	134,009	11,705,686
CME Group, Inc.	29,122	7,966,032
Coinbase Global, Inc., Class A *	18,073	3,416,339
Corebridge Financial, Inc.	20,323	548,721
Corpay, Inc. *	5,658	2,047,064
Credit Acceptance Corp. *	474	271,905
Enact Holdings, Inc.	2,546	106,397
Equitable Holdings, Inc.	23,116	955,847
Essent Group Ltd.	7,717	446,737
Evercore, Inc., Class A	3,142	1,070,982
FactSet Research Systems, Inc. (a)	3,030	743,774
Fidelity National Information Services, Inc.	41,634	1,789,846
FirstCash Holdings, Inc.	3,143	691,177
Fiserv, Inc. *	43,658	2,469,296
Franklin Resources, Inc.	25,149	780,122
Global Payments, Inc.	19,112	1,443,147
Goldman Sachs Group, Inc.	24,250	24,869,830
Hamilton Lane, Inc., Class A	3,251	283,260
Houlihan Lokey, Inc.	4,470	633,220
Interactive Brokers Group, Inc., Class A	36,159	3,144,748
Intercontinental Exchange, Inc.	45,956	6,794,595
Invesco Ltd.	35,608	1,013,404
Jack Henry & Associates, Inc.	5,868	799,926
Jackson Financial, Inc., Class A	5,651	582,675
Janus Henderson Group PLC	9,767	505,052
Jefferies Financial Group, Inc.	13,458	709,506
KKR & Co., Inc.	55,519	5,326,493
Lazard, Inc., Class A	8,868	419,722
LPL Financial Holdings, Inc.	6,498	1,778,957
MarketAxess Holdings, Inc.	2,937	381,927
Mastercard, Inc., Class A	65,825	32,516,234
MGIC Investment Corp.	17,890	451,186
Moelis & Co., Class A	6,174	415,448
Moody's Corp.	12,381	5,611,688
Morgan Stanley	97,297	20,237,776
Morningstar, Inc.	1,826	332,369
MSCI, Inc.	5,922	3,739,032
Nasdaq, Inc.	36,396	3,367,358
Northern Trust Corp.	15,117	2,501,108
OneMain Holdings, Inc.	9,426	521,352
PayPal Holdings, Inc.	74,295	3,324,701
PennyMac Financial Services, Inc.	2,325	194,998
Piper Sandler Cos.	5,353	419,729
Raymond James Financial, Inc.	14,170	2,032,120
Rithm Capital Corp.	44,219	412,121
Robinhood Markets, Inc., Class A *	63,771	6,013,605
Rocket Cos., Inc., Class A *	78,384	1,137,352
S&P Global, Inc.	24,734	10,487,216
SEI Investments Co.	7,546	663,142
Shift4 Payments, Inc., Class A *	5,316	236,881
SLM Corp.	15,897	351,642
SoFi Technologies, Inc. *	102,604	1,869,445
Starwood Property Trust, Inc.	27,699	473,099
State Street Corp.	22,492	3,500,655
Stifel Financial Corp.	12,205	856,181

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
StoneX Group, Inc. *	5,725	648,929
Synchrony Financial	28,231	2,016,823
T. Rowe Price Group, Inc.	17,777	1,858,230
Toast, Inc., Class A *	38,802	1,010,016
TPG, Inc.	10,385	442,089
Tradeweb Markets, Inc., Class A	9,424	944,756
Upstart Holdings, Inc. *	6,771	228,792
Visa, Inc., Class A	135,890	44,349,060
Voya Financial, Inc.	7,737	628,399
WEX, Inc. *	2,707	392,407
		381,992,741

Food, Beverage & Tobacco 1.9%
Altria Group, Inc.	135,723	9,443,606
Archer-Daniels-Midland Co.	38,897	3,103,203
Brown-Forman Corp., Class B	14,024	360,697
Bunge Global SA	11,067	1,364,561
Cal-Maine Foods, Inc.	3,628	271,084
Campbell's Co. (a)	15,875	335,121
Celsius Holdings, Inc. *	12,883	428,617
Coca-Cola Co.	312,816	24,715,592
Coca-Cola Consolidated, Inc.	4,611	798,902
Conagra Brands, Inc.	38,634	513,060
Constellation Brands, Inc., Class A	11,342	1,574,496
General Mills, Inc.	42,930	1,451,463
Hershey Co.	12,028	2,333,793
Hormel Foods Corp.	23,311	541,515
Ingredion, Inc.	5,009	508,113
J.M. Smucker Co.	8,759	903,929
Keurig Dr. Pepper, Inc.	109,494	3,288,105
Kraft Heinz Co.	69,210	1,661,732
Lamb Weston Holdings, Inc.	11,041	476,750
McCormick & Co., Inc. - Non Voting Shares	20,439	968,195
Molson Coors Beverage Co., Class B	13,559	535,987
Mondelez International, Inc., Class A	103,542	6,333,664
Monster Beverage Corp. *	57,582	5,071,823
PepsiCo, Inc.	110,504	15,933,572
Philip Morris International, Inc.	125,812	22,316,533
Pilgrim's Pride Corp.	3,403	96,339
Post Holdings, Inc. *	3,397	311,980
Primo Brands Corp.	20,477	507,830
Smithfield Foods, Inc.	1,759	45,435
Tyson Foods, Inc., Class A	22,932	1,399,311
		107,595,008

Health Care Equipment & Services 2.9%
Abbott Laboratories	140,678	12,042,037
Align Technology, Inc. *	5,333	933,008
Baxter International, Inc.	42,169	791,934
Becton Dickinson & Co.	22,971	3,379,494
Boston Scientific Corp. *	120,116	5,802,804
Cardinal Health, Inc.	19,010	3,741,168
Cencora, Inc.	15,714	4,232,723
Centene Corp. *	38,024	2,266,230
Chemed Corp.	1,154	492,077
Cigna Group	21,331	5,917,219
Cooper Cos., Inc. *	15,821	968,403
CVS Health Corp.	102,718	9,345,284
DaVita, Inc. *	2,674	519,719
Dexcom, Inc. *	30,964	2,283,285
Doximity, Inc., Class A *	10,857	232,340
Edwards Lifesciences Corp. *	47,040	4,067,549
Elevance Health, Inc.	17,869	7,025,912
Encompass Health Corp.	8,247	872,945
Ensign Group, Inc.	4,721	791,476
GE HealthCare Technologies, Inc.	37,050	2,309,697
SECURITY	NUMBER OF SHARES	VALUE ($)
Glaukos Corp. *	4,703	486,055
Globus Medical, Inc., Class A *	8,967	734,218
Guardant Health, Inc. *	10,378	1,345,923
HCA Healthcare, Inc.	12,633	4,782,096
HealthEquity, Inc. *	6,951	611,619
Henry Schein, Inc. *	8,162	625,046
Hims & Hers Health, Inc. *	16,559	433,018
Humana, Inc.	9,789	2,989,756
IDEXX Laboratories, Inc. *	6,434	3,625,752
Insulet Corp. *	5,626	815,432
Intuitive Surgical, Inc. *	28,721	12,196,085
IRhythm Holdings, Inc. *	2,549	290,331
Labcorp Holdings, Inc.	6,665	1,733,300
Masimo Corp. *	3,637	649,023
McKesson Corp.	9,904	7,353,126
Medtronic PLC	103,651	7,650,480
Merit Medical Systems, Inc. *	4,656	293,607
Molina Healthcare, Inc. *	4,097	711,239
Penumbra, Inc. *	3,205	1,020,152
Quest Diagnostics, Inc.	8,836	1,722,136
RadNet, Inc. *	5,405	300,140
ResMed, Inc.	11,717	2,232,909
Solventum Corp. *	12,064	904,197
STERIS PLC	7,871	1,674,398
Stryker Corp.	27,813	8,485,468
Teleflex, Inc.	3,564	458,473
Tenet Healthcare Corp. *	7,057	1,237,233
UnitedHealth Group, Inc.	73,240	27,853,904
Universal Health Services, Inc., Class B	4,388	641,131
Veeva Systems, Inc., Class A *	12,313	2,146,648
Waystar Holding Corp. *	9,030	179,787
Zimmer Biomet Holdings, Inc.	15,884	1,307,730
		165,505,716

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	19,056	1,822,325
Clorox Co.	9,841	885,887
Colgate-Palmolive Co.	65,225	5,878,729
elf Beauty, Inc. *	4,985	279,160
Estee Lauder Cos., Inc., Class A	19,976	1,776,865
Kenvue, Inc.	154,520	2,670,106
Kimberly-Clark Corp.	26,878	2,623,293
Procter & Gamble Co.	187,916	26,977,221
		42,913,586

Insurance 1.5%
Aflac, Inc.	37,722	4,240,707
Allstate Corp.	21,003	4,328,508
American Financial Group, Inc.	5,586	725,063
American International Group, Inc.	43,310	3,214,901
Aon PLC, Class A	17,342	5,481,112
Arch Capital Group Ltd. *	28,840	2,576,566
Arthur J Gallagher & Co.	20,743	4,171,625
Assurant, Inc.	4,081	1,015,638
Axis Capital Holdings Ltd.	6,287	596,825
Brown & Brown, Inc.	23,587	1,326,769
Chubb Ltd.	29,403	9,165,797
Cincinnati Financial Corp.	12,597	1,983,020
CNA Financial Corp.	1,515	63,721
Erie Indemnity Co., Class A	2,085	444,251
Everest Group Ltd.	3,281	1,063,142
Fidelity National Financial, Inc.	20,452	968,402
First American Financial Corp.	8,157	540,238
Globe Life, Inc.	6,504	996,673
Hanover Insurance Group, Inc.	2,824	525,829
Hartford Insurance Group, Inc.	22,516	2,862,459
Kinsale Capital Group, Inc.	1,809	551,329

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lincoln National Corp.	13,666	482,273
Loews Corp.	13,621	1,410,455
Markel Group, Inc. *	1,014	1,841,008
Marsh & McLennan Cos., Inc.	39,064	6,249,068
MetLife, Inc.	44,506	3,680,201
Old Republic International Corp.	18,327	682,314
Primerica, Inc.	2,624	708,401
Principal Financial Group, Inc.	16,063	1,664,448
Progressive Corp.	47,445	9,033,528
Prudential Financial, Inc.	28,168	2,834,828
Reinsurance Group of America, Inc., Class A	5,321	1,068,138
RenaissanceRe Holdings Ltd.	3,479	975,338
RLI Corp.	7,311	365,842
Ryan Specialty Holdings, Inc.	9,148	291,364
Travelers Cos., Inc.	17,490	5,105,156
Unum Group	12,235	1,018,319
W.R. Berkley Corp.	23,985	1,524,007
Willis Towers Watson PLC	7,746	1,933,944
		87,711,207

Materials 2.1%
Air Products & Chemicals, Inc.	18,047	5,028,255
Albemarle Corp.	9,595	1,692,750
Alcoa Corp.	21,114	1,639,291
Amcor PLC	37,030	1,437,505
Amrize Ltd. *	41,764	2,271,544
Anglogold Ashanti PLC	34,170	3,309,023
AptarGroup, Inc.	5,140	595,469
Avery Dennison Corp.	6,303	1,002,618
Axalta Coating Systems Ltd. *	17,317	532,844
Balchem Corp.	2,568	402,483
Ball Corp.	21,834	1,193,665
Celanese Corp.	9,003	478,329
CF Industries Holdings, Inc.	12,638	1,419,879
Cleveland-Cliffs, Inc. *	45,702	621,547
Coeur Mining, Inc.	83,494	1,613,104
Commercial Metals Co.	8,793	668,708
Corteva, Inc.	54,351	4,254,596
CRH PLC	54,093	5,884,777
Crown Holdings, Inc.	8,932	849,255
Dow, Inc.	57,861	1,952,809
DuPont de Nemours, Inc.	32,954	1,595,633
Eagle Materials, Inc.	2,547	563,345
Eastman Chemical Co.	9,261	702,632
Ecolab, Inc.	20,616	5,277,696
Element Solutions, Inc.	18,607	789,495
Freeport-McMoRan, Inc.	115,973	7,620,586
Graphic Packaging Holding Co.	23,646	266,254
Hecla Mining Co.	54,675	971,575
International Flavors & Fragrances, Inc.	20,752	1,578,190
International Paper Co.	42,423	1,419,898
Linde PLC	37,750	18,787,797
Louisiana-Pacific Corp.	5,228	399,315
LyondellBasell Industries NV, Class A	20,752	1,383,121
Martin Marietta Materials, Inc.	4,896	2,847,709
Mosaic Co.	25,676	613,656
MP Materials Corp. *	10,722	693,713
NewMarket Corp.	646	499,733
Newmont Corp.	88,192	9,684,364
Nucor Corp.	18,553	4,638,250
Packaging Corp. of America	7,214	1,579,217
PPG Industries, Inc.	18,251	2,061,998
Reliance, Inc.	4,263	1,623,222
Royal Gold, Inc.	6,566	1,473,936
RPM International, Inc.	10,235	1,084,603
Sherwin-Williams Co.	18,622	5,658,108
Smurfit Westrock PLC	41,948	1,726,160
SECURITY	NUMBER OF SHARES	VALUE ($)
Solstice Advanced Materials, Inc.	12,745	1,073,511
Steel Dynamics, Inc.	11,053	2,875,438
Vulcan Materials Co.	10,638	3,009,703
Westlake Corp.	2,607	226,366
		119,573,675

Media & Entertainment 9.0%
Alphabet, Inc., Class A	470,616	178,994,089
Alphabet, Inc., Class C	378,035	142,303,715
Charter Communications, Inc., Class A *	6,925	997,546
EchoStar Corp., Class A *	10,936	1,412,822
Electronic Arts, Inc.	18,219	3,675,137
Fox Corp., Class A	26,527	1,695,606
Liberty Broadband Corp., Class C *	9,507	320,956
Liberty Media Corp.-Liberty Formula One, Class C *	17,974	1,631,860
Live Nation Entertainment, Inc. *	12,821	2,159,185
Match Group, Inc.	19,144	691,673
Meta Platforms, Inc., Class A	176,798	111,826,503
Netflix, Inc. *	341,257	29,354,927
New York Times Co., Class A	12,989	976,903
News Corp., Class A	41,284	1,077,512
Nexstar Media Group, Inc.	2,346	418,597
Omnicom Group, Inc.	25,398	1,846,689
Paramount Skydance Corp., Class B (a)	25,080	266,099
Pinterest, Inc., Class A *	47,306	948,485
Reddit, Inc., Class A *	10,355	1,822,480
ROBLOX Corp., Class A *	53,509	2,522,949
Roku, Inc. *	10,543	1,372,488
Sirius XM Holdings, Inc.	15,006	442,977
Snap, Inc., Class A *	89,060	508,533
Take-Two Interactive Software, Inc. *	14,082	3,156,621
TKO Group Holdings, Inc.	5,363	1,100,380
Trade Desk, Inc., Class A *	35,740	770,554
Versant Media Group, Inc.	11,580	499,561
Walt Disney Co.	143,296	14,591,832
Warner Bros Discovery, Inc. *	200,413	5,413,155
		512,799,834

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	142,812	31,093,029
Agilent Technologies, Inc.	22,822	3,093,066
Alnylam Pharmaceuticals, Inc. *	10,745	3,244,775
Amgen, Inc.	43,549	14,666,868
Atrium Therapeutics, Inc. *	1,088	14,144
Avantor, Inc. *	54,749	499,311
Axsome Therapeutics, Inc. *	3,484	816,928
Biogen, Inc. *	11,901	2,332,596
BioMarin Pharmaceutical, Inc. *	15,740	901,745
Bio-Rad Laboratories, Inc., Class A *	1,506	470,595
Bio-Techne Corp.	12,749	658,868
Bridgebio Pharma, Inc. *	13,777	912,864
Bristol-Myers Squibb Co.	164,748	9,420,291
Charles River Laboratories International, Inc. *	3,923	708,925
Corcept Therapeutics, Inc. *	7,450	517,701
Cytokinetics, Inc. *	10,669	818,952
Danaher Corp.	50,937	9,304,662
Elanco Animal Health, Inc. *	39,842	950,232
Eli Lilly & Co.	64,054	70,779,670
Exelixis, Inc. *	20,905	1,055,284
Gilead Sciences, Inc.	100,198	13,469,617
Halozyme Therapeutics, Inc. *	9,424	627,073
Illumina, Inc. *	12,442	2,027,548
Incyte Corp. *	13,461	1,302,217
Insmed, Inc. *	17,313	1,850,933
Ionis Pharmaceuticals, Inc. *	13,044	997,866

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IQVIA Holdings, Inc. *	13,707	2,497,553
Jazz Pharmaceuticals PLC *	4,931	1,166,132
Johnson & Johnson	194,804	43,895,185
Madrigal Pharmaceuticals, Inc. *	1,516	753,861
Medpace Holdings, Inc. *	1,813	810,610
Merck & Co., Inc.	200,572	23,811,908
Mettler-Toledo International, Inc. *	1,634	1,929,068
Moderna, Inc. *	28,158	1,328,776
Natera, Inc. *	11,204	2,502,638
Neurocrine Biosciences, Inc. *	8,207	1,299,168
Nuvalent, Inc., Class A *	4,333	478,320
Pfizer, Inc.	459,239	12,022,877
Regeneron Pharmaceuticals, Inc.	8,135	5,001,235
Repligen Corp. *	4,304	533,481
Revolution Medicines, Inc. *	15,829	2,492,751
Revvity, Inc.	9,073	948,582
Rhythm Pharmaceuticals, Inc. *	4,991	440,805
Roivant Sciences Ltd. *	36,337	1,089,747
Royalty Pharma PLC, Class A	30,454	1,698,115
Summit Therapeutics, Inc. *	13,098	229,739
Tempus AI, Inc., Class A *	8,196	413,652
Thermo Fisher Scientific, Inc.	30,344	14,944,724
United Therapeutics Corp. *	3,495	1,946,086
Vertex Pharmaceuticals, Inc. *	20,539	9,192,024
Viatris, Inc.	92,605	1,505,757
Waters Corp. *	7,960	3,053,217
West Pharmaceutical Services, Inc.	5,782	1,866,487
Zoetis, Inc.	34,174	2,654,978
		313,043,236

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	23,404	2,926,436
CoStar Group, Inc. *	34,142	1,099,372
Jones Lang LaSalle, Inc. *	3,782	1,067,697
Zillow Group, Inc., Class C *	14,539	508,865
		5,602,370

Semiconductors & Semiconductor Equipment 17.5%
Advanced Micro Devices, Inc. *	131,767	68,004,949
Allegro MicroSystems, Inc. *	9,930	475,349
Amkor Technology, Inc.	9,232	642,178
Analog Devices, Inc.	39,469	16,334,246
Applied Materials, Inc.	64,152	28,872,249
Astera Labs, Inc. *	10,767	3,691,466
Broadcom, Inc.	383,256	171,227,283
Cirrus Logic, Inc. *	4,157	706,482
Credo Technology Group Holding Ltd. *	12,805	3,022,364
Enphase Energy, Inc. *	10,797	738,083
Entegris, Inc.	12,347	1,713,640
First Solar, Inc. *	8,644	2,651,893
GLOBALFOUNDRIES, Inc. *	8,743	699,178
Impinj, Inc. *	2,086	314,986
Intel Corp. *	379,664	43,539,867
KLA Corp.	10,600	20,370,126
Lam Research Corp.	100,976	32,128,544
Lattice Semiconductor Corp. *	11,027	1,621,851
MACOM Technology Solutions Holdings, Inc. *	5,214	1,901,233
Marvell Technology, Inc.	70,547	14,462,135
Microchip Technology, Inc.	43,883	4,153,526
Micron Technology, Inc.	90,979	88,340,609
MKS, Inc.	5,434	1,762,029
Monolithic Power Systems, Inc.	3,936	6,164,603
NVIDIA Corp.	1,964,267	414,735,334
NXP Semiconductors NV	20,327	6,532,081
ON Semiconductor Corp. *	31,820	3,838,128
Qnity Electronics, Inc.	16,962	2,646,072
SECURITY	NUMBER OF SHARES	VALUE ($)
Qorvo, Inc. *	6,756	699,651
QUALCOMM, Inc.	86,303	21,663,779
Rambus, Inc. *	8,666	1,260,556
Semtech Corp. *	7,433	1,133,830
SiTime Corp. *	1,804	1,281,201
Skyworks Solutions, Inc.	12,175	947,824
Teradyne, Inc.	12,631	4,727,910
Texas Instruments, Inc.	73,354	22,422,851
Universal Display Corp.	3,554	327,394
		995,755,480

Software & Services 9.7%
Accenture PLC, Class A	49,790	9,314,215
ACI Worldwide, Inc. *	8,071	352,461
Adobe, Inc. *	33,216	8,609,919
Akamai Technologies, Inc. *	11,627	1,738,702
Amdocs Ltd.	8,648	544,565
Appfolio, Inc., Class A *	1,984	319,761
AppLovin Corp., Class A *	21,907	13,430,963
Atlassian Corp., Class A *	13,885	1,494,165
Aurora Innovation, Inc. *	102,721	753,972
Autodesk, Inc. *	17,173	3,972,287
Bentley Systems, Inc., Class B	11,819	385,772
Bill Holdings, Inc. *	7,014	259,658
Cadence Design Systems, Inc. *	21,975	8,239,087
CCC Intelligent Solutions Holdings, Inc. *	47,415	222,851
Circle Internet Group, Inc. *	4,398	496,974
Clearwater Analytics Holdings, Inc., Class A *	23,069	561,499
Cloudflare, Inc., Class A *	25,625	6,196,637
Cognizant Technology Solutions Corp., Class A	38,461	2,144,393
Commvault Systems, Inc. *	3,592	426,550
CoreWeave, Inc., Class A *	19,469	2,132,440
Crowdstrike Holdings, Inc., Class A *	20,376	14,894,856
Datadog, Inc., Class A *	26,598	6,579,015
Docusign, Inc. *	16,108	845,992
Dropbox, Inc., Class A *	13,918	374,116
D-Wave Quantum, Inc. *	29,799	898,142
Dynatrace, Inc. *	24,180	1,029,826
Elastic NV *	7,389	478,068
EPAM Systems, Inc. *	4,388	449,594
Fair Isaac Corp. *	1,907	2,384,875
Figma, Inc., Class A *	2,736	69,768
Fortinet, Inc. *	51,181	7,061,443
Gartner, Inc. *	5,676	920,647
Gen Digital, Inc.	45,139	1,164,135
Gitlab, Inc., Class A *	11,045	342,947
GoDaddy, Inc., Class A *	10,839	930,311
Guidewire Software, Inc. *	6,859	1,047,164
HubSpot, Inc. *	4,244	936,354
InterDigital, Inc.	2,092	527,372
International Business Machines Corp.	75,578	22,507,128
Intuit, Inc.	22,474	7,450,805
Kyndryl Holdings, Inc. *	18,405	229,510
Life360, Inc. *	6,492	275,845
Manhattan Associates, Inc. *	4,744	711,837
MARA Holdings, Inc. *	29,679	426,784
Microsoft Corp.	600,244	270,253,859
MongoDB, Inc. *	6,545	2,196,175
Nutanix, Inc., Class A *	22,013	1,146,217
Okta, Inc. *	13,550	1,670,309
Oracle Corp.	137,121	30,959,179
Palantir Technologies, Inc., Class A *	184,718	28,915,756
Palo Alto Networks, Inc. *	65,353	18,409,287
Pegasystems, Inc.	7,401	264,438
Procore Technologies, Inc. *	9,717	480,894
PTC, Inc. *	9,605	1,332,502

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Roper Technologies, Inc.	8,629	2,808,998
Rubrik, Inc., Class A *	12,184	958,028
SailPoint, Inc. *	5,621	105,843
Salesforce, Inc.	75,671	14,460,728
Samsara, Inc., Class A *	28,904	1,011,351
SentinelOne, Inc., Class A *	26,860	444,533
ServiceNow, Inc. *	84,530	10,512,996
ServiceTitan, Inc., Class A *	4,772	345,302
Snowflake, Inc., Class A *	27,715	7,082,568
SoundHound AI, Inc., Class A *(a)	30,029	270,261
Strategy, Inc., Class A *	25,270	4,020,204
Synopsys, Inc. *	15,443	7,345,000
Trimble, Inc. *	19,102	1,077,544
Twilio, Inc., Class A *	12,297	2,344,300
Tyler Technologies, Inc. *	3,450	1,080,368
UiPath, Inc., Class A *	34,602	405,535
Unity Software, Inc. *	27,590	840,667
Varonis Systems, Inc. *	9,771	333,680
VeriSign, Inc.	6,694	1,910,334
Workday, Inc., Class A *	17,172	2,510,375
Zoom Communications, Inc., Class A *	21,363	2,170,267
Zscaler, Inc. *	8,246	1,152,214
		552,953,117

Technology Hardware & Equipment 10.2%
Advanced Energy Industries, Inc.	3,063	925,577
Amphenol Corp., Class A	99,376	14,783,174
Apple, Inc.	1,186,736	370,332,836
Arista Networks, Inc. *	83,540	13,322,124
Arrow Electronics, Inc. *	4,150	890,714
Badger Meter, Inc.	2,461	304,918
Belden, Inc.	3,183	334,470
CDW Corp.	10,476	1,314,214
Ciena Corp. *	11,403	6,616,363
Cisco Systems, Inc.	319,405	38,462,750
Cognex Corp.	13,216	870,274
Coherent Corp. *	15,183	5,488,199
Corning, Inc.	63,059	11,423,768
Dell Technologies, Inc., Class C	24,046	10,121,202
Everpure, Inc., Class A *	25,255	2,008,025
F5, Inc. *	4,559	1,748,149
Fabrinet *	2,880	1,883,981
Flex Ltd. *	29,690	4,476,658
Hewlett Packard Enterprise Co.	107,740	4,637,130
HP, Inc.	74,081	2,003,150
IonQ, Inc. *	28,538	2,056,734
Itron, Inc. *	3,638	300,062
Jabil, Inc.	8,504	3,100,218
Keysight Technologies, Inc. *	13,851	4,686,209
Littelfuse, Inc.	2,005	936,074
Lumentum Holdings, Inc. *	5,784	4,945,089
Mirion Technologies, Inc. *	19,893	363,644
Motorola Solutions, Inc.	13,409	5,407,582
NetApp, Inc.	16,092	2,804,675
Sandisk Corp. *	11,932	20,224,501
Sanmina Corp. *	4,475	1,162,292
Seagate Technology Holdings PLC	17,646	15,524,951
Super Micro Computer, Inc. *	41,155	1,896,834
TD SYNNEX Corp.	6,097	1,593,024
TE Connectivity PLC	23,718	5,061,658
Teledyne Technologies, Inc. *	3,774	2,339,238
Ubiquiti, Inc.	345	201,432
Vontier Corp.	11,577	328,555
Western Digital Corp.	27,407	14,558,872
Zebra Technologies Corp., Class A *	3,937	959,171
		580,398,491

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.8%
AST SpaceMobile, Inc. *	20,075	2,276,706
AT&T, Inc.	565,242	14,018,002
Comcast Corp., Class A	289,992	7,212,101
T-Mobile U.S., Inc.	38,303	7,182,961
Verizon Communications, Inc.	341,003	16,303,353
		46,993,123

Transportation 1.3%
Alaska Air Group, Inc. *	9,075	417,632
American Airlines Group, Inc. *	52,822	773,314
Avis Budget Group, Inc. *	1,355	238,263
CH Robinson Worldwide, Inc.	9,603	1,715,576
CSX Corp.	150,440	6,808,914
Delta Air Lines, Inc.	52,399	4,321,870
Expeditors International of Washington, Inc.	10,802	1,706,608
FedEx Corp.	17,509	7,209,331
GXO Logistics, Inc. *	9,529	477,498
JB Hunt Transport Services, Inc.	6,052	1,672,954
Joby Aviation, Inc. *	48,916	582,100
Knight-Swift Transportation Holdings, Inc.	12,984	981,980
Lyft, Inc., Class A *	31,954	450,871
Norfolk Southern Corp.	18,134	5,530,145
Old Dominion Freight Line, Inc.	14,850	3,343,478
Ryder System, Inc.	3,184	798,706
Saia, Inc. *	2,157	1,018,902
Southwest Airlines Co.	39,602	1,700,906
Uber Technologies, Inc. *	166,287	11,706,605
U-Haul Holding Co., Non Voting Shares	7,927	412,363
Union Pacific Corp.	48,019	12,611,710
United Airlines Holdings, Inc. *	26,014	2,986,407
United Parcel Service, Inc., Class B	59,826	6,382,836
XPO, Inc. *	9,501	2,035,589
		75,884,558

Utilities 2.1%
AES Corp.	57,217	839,373
Alliant Energy Corp.	20,908	1,497,222
Ameren Corp.	22,283	2,405,896
American Electric Power Co., Inc.	43,780	5,545,613
American Water Works Co., Inc.	15,681	1,932,997
Atmos Energy Corp.	13,337	2,255,687
CenterPoint Energy, Inc.	52,755	2,229,426
CMS Energy Corp.	24,897	1,806,775
Consolidated Edison, Inc.	29,214	3,085,875
Constellation Energy Corp.	25,209	7,253,890
Dominion Energy, Inc.	69,075	4,623,880
DTE Energy Co.	16,833	2,404,931
Duke Energy Corp.	62,810	7,708,671
Edison International	31,124	2,176,813
Entergy Corp.	36,472	3,977,272
Essential Utilities, Inc.	23,130	853,266
Evergy, Inc.	18,676	1,532,179
Eversource Energy	30,191	2,061,140
Exelon Corp.	82,567	3,768,358
FirstEnergy Corp.	41,906	1,944,019
IDACORP, Inc.	4,295	602,460
National Fuel Gas Co.	7,578	585,400
NextEra Energy, Inc.	168,421	14,654,311
NiSource, Inc.	38,686	1,788,067
NRG Energy, Inc.	17,234	2,310,735
OGE Energy Corp.	16,618	784,868
Oklo, Inc. *	9,919	663,383
Ormat Technologies, Inc.	4,991	684,915

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PG&E Corp.	176,938	2,891,167
Pinnacle West Capital Corp.	9,652	962,690
PPL Corp.	60,225	2,131,363
Public Service Enterprise Group, Inc.	40,326	3,171,640
Sempra	52,678	4,695,190
Southern Co.	89,157	8,206,902
Southwest Gas Holdings, Inc.	5,237	451,482
Talen Energy Corp. *	3,710	1,435,028
TXNM Energy, Inc.	7,945	470,423
UGI Corp.	17,394	607,398
Vistra Corp.	25,710	4,119,513
WEC Energy Group, Inc.	26,242	2,914,174
Xcel Energy, Inc.	47,871	3,805,744
		117,840,136
Total Common Stocks (Cost $3,113,547,772)		5,684,705,881

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)	1,895,976	1,895,976
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)(d)	2,186,675	2,186,675
		4,082,651
Total Short-Term Investments (Cost $4,082,651)		4,082,651
Total Investments in Securities (Cost $3,117,630,423)		5,688,788,532

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	2	746,400	7,716
S&P 500 Index, e-mini, expires 06/18/26	15	5,696,813	112,545
			120,261

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $2,149,754.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp. (a)	$12,246,244	$1,209,135	($639,827 )	$119,905	($1,229,771 )	$11,705,686	134,009	$118,050

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$5,684,705,881	$—	$—	$5,684,705,881
Short-Term Investments [1]	4,082,651	—	—	4,082,651
Futures Contracts [2]	120,261	—	—	120,261
Total	$5,688,908,793	$—	$—	$5,688,908,793

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv PLC *	226,745	15,405,055
Autoliv, Inc.	73,213	9,306,837
BorgWarner, Inc.	217,572	15,626,021
Ford Motor Co.	4,169,345	72,713,377
General Motors Co.	959,099	79,835,401
Rivian Automotive, Inc., Class A *	880,688	14,355,214
Tesla, Inc. *	2,983,329	1,300,104,945
Versigent PLC *	75,245	3,319,809
		1,510,666,659

Banks 3.1%
Bank of America Corp.	7,039,090	363,217,044
BOK Financial Corp.	23,014	2,946,712
Citigroup, Inc.	1,855,761	233,640,310
Citizens Financial Group, Inc.	449,308	27,973,916
Commerce Bancshares, Inc.	141,542	7,391,323
Cullen/Frost Bankers, Inc.	65,654	8,897,430
East West Bancorp, Inc.	144,913	17,757,639
Fifth Third Bancorp	957,446	47,805,279
First Citizens BancShares, Inc., Class A	10,233	20,368,889
First Horizon Corp.	519,864	12,596,305
Huntington Bancshares, Inc.	2,152,992	35,222,949
JPMorgan Chase & Co.	2,860,496	856,175,058
KeyCorp	1,001,195	21,355,489
M&T Bank Corp.	160,438	34,672,256
PNC Financial Services Group, Inc.	427,852	94,606,634
Regions Financial Corp.	925,248	25,906,944
Truist Financial Corp.	1,339,446	64,574,692
U.S. Bancorp	1,651,242	90,570,624
Webster Financial Corp.	168,865	12,279,863
Wells Fargo & Co.	3,282,452	254,521,328
Western Alliance Bancorp	108,563	8,647,043
Zions Bancorp NA	155,565	9,715,034
		2,250,842,761

Capital Goods 7.0%
3M Co.	558,344	85,499,217
A.O. Smith Corp.	117,966	6,691,032
Acuity, Inc.	31,878	9,726,297
Advanced Drainage Systems, Inc.	75,273	10,474,991
AECOM	135,670	9,411,428
AeroVironment, Inc. *	34,461	7,141,698
AGCO Corp.	64,658	7,259,800
Allegion PLC	92,662	12,052,546
AMETEK, Inc.	243,943	55,094,527
API Group Corp. *	407,869	16,722,629
Axon Enterprise, Inc. *	83,702	37,558,761
Bloom Energy Corp., Class A *	274,359	78,192,315
Boeing Co. *	832,954	192,537,317
Builders FirstSource, Inc. *	116,819	8,908,617
BWX Technologies, Inc.	97,972	19,190,755
Carlisle Cos., Inc.	43,192	14,893,034
Carpenter Technology Corp.	52,532	24,636,457
SECURITY	NUMBER OF SHARES	VALUE ($)
Carrier Global Corp.	832,084	53,145,205
Caterpillar, Inc.	493,404	432,157,761
CNH Industrial NV	931,990	9,515,618
Comfort Systems USA, Inc.	37,140	67,899,719
Core & Main, Inc., Class A *	202,510	10,014,119
Crane Co.	51,236	9,376,188
Cummins, Inc.	146,802	94,926,577
Curtiss-Wright Corp.	38,579	28,842,046
Deere & Co.	267,538	145,053,753
Donaldson Co., Inc.	123,242	10,089,823
Dover Corp.	141,992	30,011,429
Eaton Corp. PLC	412,417	165,214,250
EMCOR Group, Inc.	47,385	39,178,866
Emerson Electric Co.	597,561	85,941,223
Fastenal Co.	1,220,019	53,924,840
Ferguson Enterprises, Inc.	207,958	46,992,269
Fortive Corp.	329,657	19,225,596
Fortune Brands Innovations, Inc.	125,119	4,872,134
FTAI Aviation Ltd.	108,553	28,260,688
GE Vernova, Inc.	285,795	276,741,014
Generac Holdings, Inc. *	62,772	17,444,967
General Dynamics Corp.	268,442	93,101,054
General Electric Co.	1,111,853	359,973,527
Graco, Inc.	173,809	13,113,889
HEICO Corp.	106,826	37,194,677
Honeywell International, Inc.	672,832	160,039,819
Howmet Aerospace, Inc.	424,660	109,668,445
Hubbell, Inc.	56,535	26,775,541
Huntington Ingalls Industries, Inc.	41,193	12,694,447
IDEX Corp.	78,621	16,575,665
Illinois Tool Works, Inc.	278,767	68,933,504
Ingersoll Rand, Inc.	375,898	26,929,333
ITT, Inc.	90,294	17,607,330
Johnson Controls International PLC	650,132	87,156,696
Kratos Defense & Security Solutions, Inc. *	195,522	12,538,826
L3Harris Technologies, Inc.	197,670	62,301,631
Lennox International, Inc.	33,467	16,805,789
Leonardo DRS, Inc.	86,612	4,223,201
Lincoln Electric Holdings, Inc.	57,628	14,896,262
Lockheed Martin Corp.	214,423	113,740,680
Masco Corp.	218,004	15,314,781
MasTec, Inc. *	65,224	24,678,805
Middleby Corp. *	49,002	7,595,800
Nordson Corp.	55,617	15,980,433
Northrop Grumman Corp.	141,215	79,600,071
nVent Electric PLC	171,743	28,679,364
Otis Worldwide Corp.	409,945	29,040,504
Owens Corning	85,886	10,806,177
PACCAR, Inc.	557,534	61,535,028
Parker-Hannifin Corp.	133,623	112,861,994
Pentair PLC	171,872	12,175,412
Quanta Services, Inc.	158,051	112,489,638
QXO, Inc. *(a)	542,344	9,355,434
RBC Bearings, Inc. *	33,217	18,998,795
Regal Rexnord Corp.	69,811	14,085,067
Rocket Lab Corp. *	499,970	71,735,696
Rockwell Automation, Inc.	118,561	53,478,125
RTX Corp.	1,424,598	255,943,277
Snap-on, Inc.	54,638	20,282,172
StandardAero, Inc. *	204,158	5,847,085

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stanley Black & Decker, Inc.	165,245	13,123,758
Textron, Inc.	183,036	16,795,383
Toro Co.	103,054	9,262,494
Trane Technologies PLC	234,700	105,920,110
TransDigm Group, Inc.	59,777	75,218,595
Trex Co., Inc. *	112,626	4,662,716
United Rentals, Inc.	66,814	66,524,695
Vertiv Holdings Co., Class A	405,311	127,960,736
Watsco, Inc.	36,582	13,429,252
WESCO International, Inc.	51,971	18,770,366
Westinghouse Air Brake Technologies Corp.	180,328	47,094,460
Woodward, Inc.	63,556	22,246,507
WW Grainger, Inc.	46,090	56,886,122
Xylem, Inc.	256,993	28,151,013
		5,045,619,687

Commercial & Professional Services 0.8%
Automatic Data Processing, Inc.	427,082	94,743,871
Booz Allen Hamilton Holding Corp., Class A	128,482	10,173,205
Broadridge Financial Solutions, Inc.	122,703	18,861,905
CACI International, Inc., Class A *	23,713	12,176,863
Cintas Corp.	360,005	61,654,456
Clean Harbors, Inc. *	53,469	15,026,393
Copart, Inc. *	949,532	31,116,164
Equifax, Inc.	127,066	21,066,272
Genpact Ltd.	169,597	5,588,221
Jacobs Solutions, Inc.	124,164	14,882,297
KBR, Inc.	136,045	4,754,773
Leidos Holdings, Inc.	135,708	17,343,482
Parsons Corp. *	56,085	3,314,623
Paychex, Inc.	342,871	33,251,630
Paycom Software, Inc.	50,786	7,093,281
Paylocity Holding Corp. *	44,227	5,083,009
RB Global, Inc.	196,050	20,849,917
Republic Services, Inc.	213,659	42,825,810
Rollins, Inc.	316,038	15,043,409
SS&C Technologies Holdings, Inc.	223,011	15,057,703
Tetra Tech, Inc.	279,611	7,686,506
TransUnion	204,048	14,601,675
Veralto Corp.	262,801	21,610,126
Verisk Analytics, Inc.	147,517	25,814,000
Waste Management, Inc.	395,047	83,536,639
		603,156,230

Consumer Discretionary Distribution & Retail 5.5%
Amazon.com, Inc. *	10,362,091	2,804,396,308
AutoZone, Inc. *	17,528	51,448,010
Bath & Body Works, Inc.	224,386	4,492,208
Best Buy Co., Inc.	206,359	16,085,684
Burlington Stores, Inc. *	65,576	21,235,476
CarMax, Inc. *	150,380	6,709,956
Carvana Co. *	751,600	54,866,800
Coupang, Inc. *	1,427,239	23,692,167
Dick's Sporting Goods, Inc.	69,512	15,818,846
eBay, Inc.	480,416	52,495,056
Etsy, Inc. *	104,476	7,096,010
Floor & Decor Holdings, Inc., Class A *	112,500	5,782,500
GameStop Corp., Class A *	439,042	9,298,909
Genuine Parts Co.	147,114	14,520,152
Home Depot, Inc.	1,055,385	334,704,799
Lithia Motors, Inc.	25,954	7,549,759
LKQ Corp.	272,839	7,399,394
Lowe's Cos., Inc.	594,241	127,381,501
Murphy USA, Inc.	18,066	9,141,938
SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	894,006	77,671,241
Penske Automotive Group, Inc.	19,387	3,244,802
Pool Corp.	34,199	6,203,699
Ross Stores, Inc.	343,853	79,681,056
TJX Cos., Inc.	1,177,625	182,237,469
Tractor Supply Co.	563,835	17,777,717
Ulta Beauty, Inc. *	46,829	23,828,937
Williams-Sonoma, Inc.	126,105	25,671,195
		3,990,431,589

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	150,570	17,142,395
DR Horton, Inc.	285,014	41,922,709
Garmin Ltd.	172,952	40,456,932
Hasbro, Inc.	140,840	12,136,183
Lennar Corp., Class A	236,138	21,200,470
Lululemon Athletica, Inc. *	112,902	14,810,484
Mohawk Industries, Inc. *	54,895	5,896,821
NIKE, Inc., Class B	1,264,920	58,477,252
NVR, Inc. *	2,956	18,045,789
PulteGroup, Inc.	203,797	24,084,729
Ralph Lauren Corp.	40,519	14,744,864
SharkNinja, Inc. *	74,238	9,048,870
Somnigroup International, Inc.	220,872	15,639,946
Tapestry, Inc.	215,651	31,368,595
Toll Brothers, Inc.	100,471	13,919,252
TopBuild Corp. *	29,507	12,318,582
		351,213,873

Consumer Services 1.6%
ADT, Inc.	618,339	4,149,055
Airbnb, Inc., Class A *	449,645	59,942,175
Aramark	276,147	14,740,727
Booking Holdings, Inc.	853,944	142,975,844
Carnival Corp. Ltd.	1,362,702	38,237,418
Cava Group, Inc. *	105,000	8,154,300
Chipotle Mexican Grill, Inc. *	1,381,139	44,003,088
Churchill Downs, Inc.	71,652	6,248,771
Darden Restaurants, Inc.	122,701	25,019,961
Domino's Pizza, Inc.	32,821	10,193,546
DoorDash, Inc., Class A *	397,271	63,281,298
DraftKings, Inc., Class A *	529,601	12,969,928
Duolingo, Inc. *	40,929	4,557,853
Expedia Group, Inc.	125,237	28,277,262
Flutter Entertainment PLC *	188,184	18,250,084
Hilton Worldwide Holdings, Inc.	243,307	79,721,972
Las Vegas Sands Corp.	320,853	16,225,536
Marriott International, Inc., Class A	233,468	87,690,581
McDonald's Corp.	757,000	211,354,400
MGM Resorts International *	203,705	8,895,797
Norwegian Cruise Line Holdings Ltd. *	479,226	8,789,005
Royal Caribbean Cruises Ltd.	266,408	75,827,709
Service Corp. International	146,957	11,049,697
Starbucks Corp.	1,208,445	119,829,406
Texas Roadhouse, Inc.	70,451	12,724,860
Wingstop, Inc.	30,002	4,709,114
Wyndham Hotels & Resorts, Inc.	77,288	6,203,135
Wynn Resorts Ltd.	90,192	9,129,234
Yum! Brands, Inc.	295,906	43,779,293
		1,176,931,049

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	393,261	6,138,804
BJ's Wholesale Club Holdings, Inc. *	138,061	11,773,842
Casey's General Stores, Inc.	39,254	30,113,314

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Costco Wholesale Corp.	470,783	450,219,199
Dollar General Corp.	232,110	25,673,687
Dollar Tree, Inc. *	196,247	22,851,001
Kroger Co.	617,248	38,361,963
Maplebear, Inc. *	191,688	7,629,182
Performance Food Group Co. *	167,813	16,477,558
Sprouts Farmers Market, Inc. *	105,358	8,704,678
Sysco Corp.	508,811	38,572,962
Target Corp.	481,207	61,146,973
U.S. Foods Holding Corp. *	232,515	19,031,353
Walmart, Inc.	4,650,002	538,237,732
		1,274,932,248

Energy 3.2%
Antero Resources Corp. *	310,705	11,107,704
APA Corp.	380,082	13,846,387
Baker Hughes Co.	1,047,087	66,887,918
Cheniere Energy, Inc.	227,957	51,258,411
Chevron Corp.	1,988,909	362,896,336
ConocoPhillips	1,301,139	148,303,823
Devon Energy Corp.	1,216,867	54,138,413
Diamondback Energy, Inc.	205,276	39,306,249
DT Midstream, Inc.	108,251	15,152,975
EOG Resources, Inc.	574,757	76,661,089
EQT Corp.	662,962	36,416,503
Expand Energy Corp.	253,891	23,606,785
Exxon Mobil Corp.	4,432,063	643,801,471
Halliburton Co.	890,232	34,585,513
HF Sinclair Corp.	167,347	11,695,882
Kinder Morgan, Inc.	2,072,254	64,405,654
Marathon Petroleum Corp.	312,491	77,738,386
Occidental Petroleum Corp.	764,251	43,279,534
ONEOK, Inc.	665,077	55,826,563
Ovintiv, Inc.	296,332	16,606,445
Permian Resources Corp., Class A	781,323	15,024,841
Phillips 66	427,595	75,205,409
Range Resources Corp.	248,861	9,693,136
SLB Ltd.	1,589,206	86,691,187
Targa Resources Corp.	227,386	57,999,347
TechnipFMC PLC	430,699	29,468,426
Texas Pacific Land Corp.	61,693	24,245,349
Valero Energy Corp.	322,984	79,072,943
Williams Cos., Inc.	1,296,884	92,584,549
		2,317,507,228

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	163,131	8,104,348
American Homes 4 Rent, Class A	347,855	11,159,188
American Tower Corp.	497,371	92,988,482
AvalonBay Communities, Inc.	149,956	27,368,470
BXP, Inc.	158,866	9,533,549
Camden Property Trust	109,492	11,667,468
Crown Castle, Inc.	463,669	42,425,713
CubeSmart	239,838	9,593,520
Digital Realty Trust, Inc.	341,927	64,966,130
EastGroup Properties, Inc.	55,964	11,299,691
Equinix, Inc.	104,121	111,205,393
Equity LifeStyle Properties, Inc.	207,736	12,831,853
Equity Residential	362,537	23,728,047
Essex Property Trust, Inc.	67,523	18,409,471
Extra Space Storage, Inc.	224,926	32,459,071
Federal Realty Investment Trust	83,079	9,938,741
Gaming & Leisure Properties, Inc.	300,280	14,104,152
Healthpeak Properties, Inc.	746,117	14,288,141
Host Hotels & Resorts, Inc.	686,429	15,774,138
Invitation Homes, Inc.	592,998	17,345,191
Iron Mountain, Inc.	314,317	40,311,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Kimco Realty Corp.	720,294	17,344,680
Lamar Advertising Co., Class A	91,442	13,941,247
Lineage, Inc.	60,844	2,702,082
Mid-America Apartment Communities, Inc.	123,388	15,925,689
NNN REIT, Inc.	201,676	8,976,599
Omega Healthcare Investors, Inc.	311,069	14,545,586
Prologis, Inc.	986,371	141,514,647
Public Storage	167,140	50,758,747
Realty Income Corp.	976,059	59,812,895
Regency Centers Corp.	173,293	13,404,214
Rexford Industrial Realty, Inc.	248,770	8,823,872
SBA Communications Corp.	112,635	22,882,927
Simon Property Group, Inc.	344,276	70,545,595
Sun Communities, Inc.	123,153	15,229,100
UDR, Inc.	319,436	11,787,188
Ventas, Inc.	503,553	42,509,944
VICI Properties, Inc.	1,158,060	32,680,453
Welltower, Inc.	740,124	151,969,661
Weyerhaeuser Co.	760,391	18,637,183
WP Carey, Inc.	229,983	17,115,335
		1,330,609,556

Financial Services 6.7%
Affirm Holdings, Inc., Class A *	312,236	22,996,181
AGNC Investment Corp.	1,185,422	12,340,243
Ally Financial, Inc.	295,600	12,654,636
American Express Co.	568,572	179,935,981
Ameriprise Financial, Inc.	96,589	43,050,683
Annaly Capital Management, Inc.	767,154	16,762,315
Apollo Global Management, Inc.	493,994	63,581,968
ARES Management Corp., Class A	217,725	27,977,662
Bank of New York Mellon Corp.	732,461	102,127,037
Berkshire Hathaway, Inc., Class B *	1,945,157	922,938,093
Blackrock, Inc.	152,968	160,139,140
Blackstone, Inc.	794,088	92,884,473
Block, Inc. *	579,002	43,842,031
Blue Owl Capital, Inc.	673,770	6,926,356
Capital One Financial Corp.	662,433	124,491,034
Carlyle Group, Inc.	273,926	12,444,458
Cboe Global Markets, Inc.	111,033	37,036,167
Charles Schwab Corp. (b)	1,760,246	153,757,488
CME Group, Inc.	381,619	104,388,061
Coinbase Global, Inc., Class A *	235,742	44,562,310
Corebridge Financial, Inc.	271,299	7,325,073
Corpay, Inc. *	73,769	26,689,624
Equitable Holdings, Inc.	302,872	12,523,757
Evercore, Inc., Class A	40,635	13,850,846
FactSet Research Systems, Inc.	39,338	9,656,299
Fidelity National Information Services, Inc.	547,332	23,529,803
Fiserv, Inc. *	571,902	32,346,777
Franklin Resources, Inc.	322,449	10,002,368
Global Payments, Inc.	254,486	19,216,238
Goldman Sachs Group, Inc.	317,792	325,914,764
Houlihan Lokey, Inc.	58,646	8,307,792
Interactive Brokers Group, Inc., Class A	474,038	41,227,085
Intercontinental Exchange, Inc.	603,121	89,171,440
Invesco Ltd.	468,131	13,323,008
Jack Henry & Associates, Inc.	78,491	10,699,893
Jefferies Financial Group, Inc.	172,593	9,099,103
KKR & Co., Inc.	727,996	69,843,936
LPL Financial Holdings, Inc.	84,225	23,058,278
MarketAxess Holdings, Inc.	38,841	5,050,884
Mastercard, Inc., Class A	864,248	426,921,227
Moody's Corp.	163,243	73,989,890
Morgan Stanley	1,275,582	265,321,056

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Morningstar, Inc.	24,552	4,468,955
MSCI, Inc.	77,870	49,165,561
Nasdaq, Inc.	478,323	44,254,444
Northern Trust Corp.	197,379	32,656,356
PayPal Holdings, Inc.	976,987	43,720,168
Raymond James Financial, Inc.	185,588	26,615,175
Robinhood Markets, Inc., Class A *	838,457	79,066,495
S&P Global, Inc.	324,791	137,711,384
SEI Investments Co.	99,995	8,787,561
SoFi Technologies, Inc. *	1,350,616	24,608,224
Starwood Property Trust, Inc.	361,159	6,168,596
State Street Corp.	295,330	45,965,161
Stifel Financial Corp.	161,011	11,294,922
Synchrony Financial	367,948	26,286,205
T. Rowe Price Group, Inc.	230,735	24,118,730
Toast, Inc., Class A *	511,527	13,315,048
Tradeweb Markets, Inc., Class A	121,598	12,190,199
Visa, Inc., Class A	1,784,010	582,229,504
Voya Financial, Inc.	98,978	8,038,993
		4,882,567,139

Food, Beverage & Tobacco 1.9%
Altria Group, Inc.	1,781,981	123,990,238
Archer-Daniels-Midland Co.	511,699	40,823,346
Brown-Forman Corp., Class B	250,039	6,431,003
Bunge Global SA	143,944	17,748,295
Campbell's Co. (a)	207,480	4,379,903
Celsius Holdings, Inc. *	169,190	5,628,951
Coca-Cola Co.	4,111,939	324,884,300
Coca-Cola Consolidated, Inc.	60,996	10,568,167
Conagra Brands, Inc.	505,790	6,716,891
Constellation Brands, Inc., Class A	148,788	20,654,750
General Mills, Inc.	563,429	19,049,535
Hershey Co.	156,639	30,392,665
Hormel Foods Corp.	312,380	7,256,588
J.M. Smucker Co.	111,941	11,552,311
Keurig Dr. Pepper, Inc.	1,442,446	43,316,653
Kraft Heinz Co.	901,011	21,633,274
Lamb Weston Holdings, Inc.	146,728	6,335,715
McCormick & Co., Inc. - Non Voting Shares	267,334	12,663,612
Molson Coors Beverage Co., Class B	181,221	7,163,666
Mondelez International, Inc., Class A	1,358,677	83,110,272
Monster Beverage Corp. *	758,980	66,850,959
PepsiCo, Inc.	1,450,138	209,095,398
Philip Morris International, Inc.	1,651,352	292,916,818
Pilgrim's Pride Corp.	50,871	1,440,158
Primo Brands Corp.	267,411	6,631,793
Tyson Foods, Inc., Class A	298,118	18,191,160
		1,399,426,421

Health Care Equipment & Services 2.9%
Abbott Laboratories	1,847,157	158,116,639
Align Technology, Inc. *	71,078	12,435,096
Baxter International, Inc.	542,512	10,188,375
Becton Dickinson & Co.	301,643	44,377,718
Boston Scientific Corp. *	1,574,034	76,041,583
Cardinal Health, Inc.	249,689	49,138,795
Cencora, Inc.	206,344	55,580,820
Centene Corp. *	501,300	29,877,480
Chemed Corp.	14,411	6,144,995
Cigna Group	278,761	77,328,301
Cooper Cos., Inc. *	207,265	12,686,691
CVS Health Corp.	1,350,482	122,866,852
DaVita, Inc. *	36,401	7,074,898
Dexcom, Inc. *	406,558	29,979,587
Edwards Lifesciences Corp. *	617,308	53,378,623
SECURITY	NUMBER OF SHARES	VALUE ($)
Elevance Health, Inc.	234,212	92,089,816
Encompass Health Corp.	108,400	11,474,140
GE HealthCare Technologies, Inc.	480,704	29,967,087
HCA Healthcare, Inc.	166,462	63,012,526
Henry Schein, Inc. *	107,272	8,214,890
Humana, Inc.	128,695	39,306,027
IDEXX Laboratories, Inc. *	84,207	47,453,171
Insulet Corp. *	74,102	10,740,344
Intuitive Surgical, Inc. *	376,836	160,019,639
Labcorp Holdings, Inc.	87,080	22,646,025
Masimo Corp. *	49,235	8,785,986
McKesson Corp.	129,851	96,406,576
Medline, Inc., Class A *	426,909	15,607,793
Medtronic PLC	1,358,877	100,298,711
Molina Healthcare, Inc. *	54,203	9,409,641
Penumbra, Inc. *	41,807	13,307,168
Quest Diagnostics, Inc.	115,658	22,541,744
ResMed, Inc.	154,398	29,423,627
Solventum Corp. *	156,315	11,715,809
STERIS PLC	104,447	22,219,010
Stryker Corp.	364,918	111,332,833
Tenet Healthcare Corp. *	92,439	16,206,406
UnitedHealth Group, Inc.	961,468	365,655,895
Universal Health Services, Inc., Class B	58,676	8,573,150
Veeva Systems, Inc., Class A *	159,467	27,801,477
Zimmer Biomet Holdings, Inc.	210,194	17,305,272
		2,106,731,216

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	250,199	23,926,530
Clorox Co.	129,301	11,639,676
Colgate-Palmolive Co.	854,652	77,029,785
Estee Lauder Cos., Inc., Class A	262,591	23,357,470
Kenvue, Inc.	2,029,162	35,063,919
Kimberly-Clark Corp.	350,624	34,220,902
Procter & Gamble Co.	2,467,027	354,166,396
		559,404,678

Insurance 1.5%
Aflac, Inc.	495,092	55,658,243
Allstate Corp.	276,896	57,065,497
American Financial Group, Inc.	72,009	9,346,768
American International Group, Inc.	569,587	42,280,443
Aon PLC, Class A	227,355	71,857,821
Arch Capital Group Ltd. *	381,060	34,043,900
Arthur J Gallagher & Co.	272,564	54,815,346
Assurant, Inc.	52,640	13,100,517
Brown & Brown, Inc.	308,876	17,374,275
Chubb Ltd.	386,089	120,355,524
Cincinnati Financial Corp.	165,307	26,022,628
CNA Financial Corp.	20,000	841,200
Erie Indemnity Co., Class A	26,316	5,607,150
Everest Group Ltd.	42,219	13,680,223
Fidelity National Financial, Inc.	268,699	12,722,898
Globe Life, Inc.	83,573	12,806,727
Hartford Insurance Group, Inc.	296,865	37,740,447
Kinsale Capital Group, Inc.	23,224	7,077,978
Loews Corp.	178,189	18,451,471
Markel Group, Inc. *	13,283	24,116,482
Marsh & McLennan Cos., Inc.	512,833	82,037,895
MetLife, Inc.	585,345	48,402,178
Old Republic International Corp.	239,849	8,929,578
Principal Financial Group, Inc.	209,262	21,683,728
Progressive Corp.	620,889	118,217,266
Prudential Financial, Inc.	367,295	36,964,569

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Reinsurance Group of America, Inc., Class A	69,349	13,921,118
RenaissanceRe Holdings Ltd.	46,431	13,016,931
Travelers Cos., Inc.	228,800	66,784,432
Unum Group	160,896	13,391,374
W.R. Berkley Corp.	315,756	20,063,136
Willis Towers Watson PLC	101,159	25,256,368
		1,103,634,111

Materials 2.0%
Air Products & Chemicals, Inc.	235,738	65,681,322
Albemarle Corp.	124,312	21,931,123
Alcoa Corp.	275,465	21,387,103
Amcor PLC	487,882	18,939,579
Amrize Ltd. *	543,613	29,567,111
AptarGroup, Inc.	67,340	7,801,339
Avery Dennison Corp.	81,440	12,954,661
Axalta Coating Systems Ltd. *	221,362	6,811,309
Ball Corp.	285,017	15,581,879
CF Industries Holdings, Inc.	167,152	18,779,527
Corteva, Inc.	712,656	55,786,712
CRH PLC	710,304	77,273,972
Crown Holdings, Inc.	120,442	11,451,625
Dow, Inc.	763,814	25,778,723
DuPont de Nemours, Inc.	434,155	21,021,785
Eastman Chemical Co.	120,597	9,149,694
Ecolab, Inc.	270,174	69,164,544
Freeport-McMoRan, Inc.	1,521,497	99,977,568
International Flavors & Fragrances, Inc.	269,622	20,504,753
International Paper Co.	561,673	18,799,195
Linde PLC	495,628	246,669,099
LyondellBasell Industries NV, Class A	275,775	18,380,404
Martin Marietta Materials, Inc.	64,011	37,231,358
Mosaic Co.	336,273	8,036,925
MP Materials Corp. *	146,337	9,468,004
Newmont Corp.	1,159,502	127,324,915
Nucor Corp.	242,307	60,576,750
Packaging Corp. of America	94,517	20,690,716
PPG Industries, Inc.	236,684	26,740,558
Reliance, Inc.	55,646	21,188,327
Royal Gold, Inc.	85,749	19,248,936
RPM International, Inc.	135,724	14,382,672
Sherwin-Williams Co.	244,090	74,164,306
Smurfit Westrock PLC	551,121	22,678,629
Steel Dynamics, Inc.	146,389	38,083,098
Vulcan Materials Co.	140,002	39,609,366
Westlake Corp.	33,988	2,951,178
		1,415,768,765

Media & Entertainment 9.2%
Alphabet, Inc., Class A	6,172,181	2,347,527,321
Alphabet, Inc., Class C	4,957,285	1,866,070,793
Charter Communications, Inc., Class A *	92,795	13,367,120
Electronic Arts, Inc.	239,267	48,264,939
Fox Corp., Class A	349,141	22,317,093
Liberty Broadband Corp., Class C *	146,393	4,942,228
Liberty Media Corp.-Liberty Formula One, Class C *	260,111	23,615,478
Live Nation Entertainment, Inc. *	167,358	28,184,761
Match Group, Inc.	252,327	9,116,574
Meta Platforms, Inc., Class A	2,319,406	1,467,047,489
Netflix, Inc. *	4,476,849	385,098,551
News Corp., Class A	542,364	14,155,700
Omnicom Group, Inc.	333,096	24,219,410
SECURITY	NUMBER OF SHARES	VALUE ($)
Paramount Skydance Corp., Class B (a)	327,873	3,478,732
Pinterest, Inc., Class A *	627,627	12,583,921
Reddit, Inc., Class A *	137,688	24,233,088
ROBLOX Corp., Class A *	701,684	33,084,401
Roku, Inc. *	139,770	18,195,259
Sirius XM Holdings, Inc.	198,992	5,874,244
Snap, Inc., Class A *	1,181,283	6,745,126
Take-Two Interactive Software, Inc. *	184,106	41,269,201
TKO Group Holdings, Inc.	71,130	14,594,453
Trade Desk, Inc., Class A *	471,435	10,164,139
Walt Disney Co.	1,881,583	191,601,597
Warner Bros Discovery, Inc. *	2,631,917	71,088,078
		6,686,839,696

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	1,874,107	408,030,576
Agilent Technologies, Inc.	300,316	40,701,827
Alnylam Pharmaceuticals, Inc. *	140,417	42,403,126
Amgen, Inc.	571,313	192,412,505
Avantor, Inc. *	718,469	6,552,437
Biogen, Inc. *	156,461	30,666,356
BioMarin Pharmaceutical, Inc. *	202,016	11,573,497
Bio-Rad Laboratories, Inc., Class A *	19,432	6,072,111
Bio-Techne Corp.	164,851	8,519,500
Bristol-Myers Squibb Co.	2,161,499	123,594,513
Charles River Laboratories International, Inc. *	52,203	9,433,604
Danaher Corp.	666,106	121,677,583
Elanco Animal Health, Inc. *	523,710	12,490,484
Eli Lilly & Co.	840,679	928,950,295
Exelixis, Inc. *	275,130	13,888,562
Gilead Sciences, Inc.	1,317,052	177,051,300
Illumina, Inc. *	161,830	26,371,817
Incyte Corp. *	177,304	17,152,389
Insmed, Inc. *	227,179	24,287,707
IQVIA Holdings, Inc. *	179,653	32,734,573
Jazz Pharmaceuticals PLC *	65,013	15,374,924
Johnson & Johnson	2,557,685	576,323,161
Medpace Holdings, Inc. *	23,437	10,478,917
Merck & Co., Inc.	2,633,193	312,612,673
Mettler-Toledo International, Inc. *	21,479	25,357,678
Moderna, Inc. *	371,985	17,553,972
Natera, Inc. *	146,886	32,809,926
Neurocrine Biosciences, Inc. *	106,395	16,842,329
Pfizer, Inc.	6,032,207	157,923,179
Regeneron Pharmaceuticals, Inc.	106,810	65,664,652
Repligen Corp. *	55,506	6,879,969
Revvity, Inc.	120,619	12,610,716
Roivant Sciences Ltd. *	477,817	14,329,732
Royalty Pharma PLC, Class A	400,528	22,333,441
Summit Therapeutics, Inc. *	175,251	3,073,903
Tempus AI, Inc., Class A *	109,985	5,550,943
Thermo Fisher Scientific, Inc.	398,275	196,154,420
United Therapeutics Corp. *	45,185	25,159,912
Vertex Pharmaceuticals, Inc. *	269,087	120,427,196
Viatris, Inc.	1,212,032	19,707,640
Waters Corp. *	104,321	40,014,406
West Pharmaceutical Services, Inc.	75,754	24,454,149
Zoetis, Inc.	447,706	34,782,279
		3,990,984,879

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	309,544	38,705,382
CoStar Group, Inc. *	447,022	14,394,108

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	50,072	14,135,826
Zillow Group, Inc., Class C *	233,647	8,177,645
		75,412,961

Semiconductors & Semiconductor Equipment 17.8%
Advanced Micro Devices, Inc. *	1,729,278	892,480,376
Analog Devices, Inc.	518,593	214,619,713
Applied Materials, Inc.	842,046	378,971,223
Astera Labs, Inc. *	140,347	48,117,969
Broadcom, Inc.	5,029,256	2,246,920,703
Cerebras Systems, Inc., Class A *	31,800	7,536,282
Credo Technology Group Holding Ltd. *	168,165	39,691,985
Entegris, Inc.	160,381	22,259,279
First Solar, Inc. *	114,026	34,982,036
Intel Corp. *	4,980,940	571,214,199
KLA Corp.	138,936	266,994,701
Lam Research Corp.	1,325,063	421,608,545
Lattice Semiconductor Corp. *	146,758	21,585,167
Marvell Technology, Inc.	923,999	189,419,795
Microchip Technology, Inc.	574,602	54,386,079
Micron Technology, Inc.	1,193,650	1,159,034,150
Monolithic Power Systems, Inc.	51,615	80,839,929
NVIDIA Corp.	25,765,478	5,440,123,025
NXP Semiconductors NV	267,485	85,956,305
ON Semiconductor Corp. *	420,724	50,747,729
Qnity Electronics, Inc.	223,162	34,813,272
Qorvo, Inc. *	90,755	9,398,588
QUALCOMM, Inc.	1,130,883	283,874,251
Skyworks Solutions, Inc.	161,890	12,603,136
Teradyne, Inc.	166,239	62,224,920
Texas Instruments, Inc.	962,969	294,360,364
Universal Display Corp.	47,043	4,333,601
		12,929,097,322

Software & Services 9.8%
Accenture PLC, Class A	653,992	122,342,283
Adobe, Inc. *	436,175	113,060,922
Akamai Technologies, Inc. *	154,139	23,049,946
AppLovin Corp., Class A *	287,330	176,159,150
Atlassian Corp., Class A *	180,853	19,461,591
Autodesk, Inc. *	224,509	51,931,177
Bentley Systems, Inc., Class B	164,484	5,368,758
Cadence Design Systems, Inc. *	288,641	108,220,170
Circle Internet Group, Inc. *	57,137	6,456,481
Cloudflare, Inc., Class A *	335,763	81,194,209
Cognizant Technology Solutions Corp., Class A	509,976	28,433,712
CoreWeave, Inc., Class A *	255,950	28,034,203
Crowdstrike Holdings, Inc., Class A *	267,633	195,639,723
Datadog, Inc., Class A *	348,214	86,130,733
Docusign, Inc. *	209,263	10,990,493
Dynatrace, Inc. *	316,146	13,464,658
Elastic NV *	98,661	6,383,367
EPAM Systems, Inc. *	60,167	6,164,711
Fair Isaac Corp. *	25,076	31,359,795
Fortinet, Inc. *	672,270	92,753,092
Gartner, Inc. *	73,404	11,906,129
Gen Digital, Inc.	583,498	15,048,413
GoDaddy, Inc., Class A *	143,518	12,318,150
Guidewire Software, Inc. *	89,490	13,662,438
HubSpot, Inc. *	56,757	12,522,297
International Business Machines Corp.	992,244	295,490,263
Intuit, Inc.	294,938	97,780,795
Manhattan Associates, Inc. *	62,834	9,428,242
Microsoft Corp.	7,871,717	3,544,161,862
SECURITY	NUMBER OF SHARES	VALUE ($)
MongoDB, Inc. *	86,007	28,859,649
Nutanix, Inc., Class A *	287,233	14,956,222
Okta, Inc. *	180,611	22,263,918
Oracle Corp.	1,799,922	406,386,389
Palantir Technologies, Inc., Class A *	2,423,300	379,343,382
Palo Alto Networks, Inc. *	858,541	241,842,414
Procore Technologies, Inc. *	125,728	6,222,279
PTC, Inc. *	125,568	17,420,049
Roper Technologies, Inc.	112,847	36,735,084
Rubrik, Inc., Class A *	160,960	12,656,285
SailPoint, Inc. *	79,761	1,501,900
Salesforce, Inc.	994,923	190,129,785
ServiceNow, Inc. *	1,109,384	137,974,088
Snowflake, Inc., Class A *	362,663	92,678,530
Strategy, Inc., Class A *	333,410	53,042,197
Synopsys, Inc. *	202,832	96,470,956
Trimble, Inc. *	254,125	14,335,191
Twilio, Inc., Class A *	161,318	30,753,664
Tyler Technologies, Inc. *	44,939	14,072,648
Unity Software, Inc. *	375,550	11,443,008
VeriSign, Inc.	88,087	25,138,268
Workday, Inc., Class A *	225,439	32,956,927
Zoom Communications, Inc., Class A *	280,641	28,510,319
Zscaler, Inc. *	108,025	15,094,333
		7,129,705,248

Technology Hardware & Equipment 10.0%
Amphenol Corp., Class A	1,305,306	194,177,321
Apple, Inc.	15,565,250	4,857,291,915
Arista Networks, Inc. *	1,095,387	174,681,365
Arrow Electronics, Inc. *	54,805	11,762,797
CDW Corp.	139,303	17,475,561
Ciena Corp. *	149,686	86,852,308
Cisco Systems, Inc.	4,191,597	504,752,111
Cognex Corp.	179,130	11,795,711
Coherent Corp. *	198,792	71,857,344
Corning, Inc.	829,114	150,202,292
Dell Technologies, Inc., Class C	316,239	133,108,157
Everpure, Inc., Class A *	333,395	26,508,236
F5, Inc. *	60,636	23,250,874
Fabrinet *	37,863	24,768,460
Flex Ltd. *	391,344	59,006,848
Hewlett Packard Enterprise Co.	1,411,953	60,770,457
HP, Inc.	971,534	26,270,279
IonQ, Inc. *(a)	379,963	27,383,933
Jabil, Inc.	111,714	40,726,456
Keysight Technologies, Inc. *	182,084	61,604,480
Motorola Solutions, Inc.	175,784	70,890,172
NetApp, Inc.	210,157	36,628,264
Seagate Technology Holdings PLC	231,379	203,567,244
Super Micro Computer, Inc. *	542,695	25,012,813
TD SYNNEX Corp.	80,504	21,034,085
TE Connectivity PLC	311,191	66,411,271
Teledyne Technologies, Inc. *	49,659	30,780,138
Ubiquiti, Inc.	4,714	2,752,316
Western Digital Corp.	359,332	190,880,752
Zebra Technologies Corp., Class A *	51,747	12,607,122
		7,224,811,082

Telecommunication Services 0.8%
AST SpaceMobile, Inc. *	263,836	29,921,641
AT&T, Inc.	7,424,166	184,119,317
Comcast Corp., Class A	3,805,849	94,651,465

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
T-Mobile U.S., Inc.	502,029	94,145,498
Verizon Communications, Inc.	4,470,325	213,726,238
		616,564,159

Transportation 1.3%
American Airlines Group, Inc. *	693,695	10,155,695
CH Robinson Worldwide, Inc.	125,401	22,402,889
CSX Corp.	1,975,978	89,432,764
Delta Air Lines, Inc.	690,851	56,981,390
Expeditors International of Washington, Inc.	143,171	22,619,586
FedEx Corp.	229,784	94,613,562
JB Hunt Transport Services, Inc.	79,290	21,918,135
Joby Aviation, Inc. *	643,316	7,655,460
Knight-Swift Transportation Holdings, Inc.	170,538	12,897,789
Norfolk Southern Corp.	238,496	72,731,740
Old Dominion Freight Line, Inc.	195,505	44,017,951
Saia, Inc. *	28,399	13,414,836
Southwest Airlines Co.	520,556	22,357,880
Uber Technologies, Inc. *	2,187,420	153,994,368
U-Haul Holding Co., Non Voting Shares	118,743	6,177,011
Union Pacific Corp.	628,748	165,134,375
United Airlines Holdings, Inc. *	342,449	39,313,145
United Parcel Service, Inc., Class B	785,097	83,761,999
XPO, Inc. *	123,654	26,492,870
		966,073,445

Utilities 2.1%
AES Corp.	752,071	11,032,882
Alliant Energy Corp.	274,839	19,681,221
Ameren Corp.	291,322	31,454,036
American Electric Power Co., Inc.	572,827	72,559,996
American Water Works Co., Inc.	206,971	25,513,315
Atmos Energy Corp.	176,381	29,831,319
CenterPoint Energy, Inc.	696,741	29,444,275
CMS Energy Corp.	323,689	23,490,111
Consolidated Edison, Inc.	382,243	40,376,328
Constellation Energy Corp.	330,334	95,053,608
Dominion Energy, Inc.	905,486	60,613,233
DTE Energy Co.	219,340	31,337,106
Duke Energy Corp.	824,873	101,236,663
Edison International	409,242	28,622,385
Entergy Corp.	478,751	52,207,797
Essential Utilities, Inc.	303,130	11,182,466
Evergy, Inc.	244,451	20,054,760
Eversource Energy	397,488	27,136,506
Exelon Corp.	1,084,836	49,511,915
Fervo Energy Co., Class A *(a)	73,096	2,679,699
FirstEnergy Corp.	548,903	25,463,610
NextEra Energy, Inc.	2,208,112	192,127,825
NiSource, Inc.	507,299	23,447,360
SECURITY	NUMBER OF SHARES	VALUE ($)
NRG Energy, Inc.	226,814	30,411,221
OGE Energy Corp.	219,014	10,344,031
Oklo, Inc. *	129,453	8,657,817
PG&E Corp.	2,344,676	38,312,006
Pinnacle West Capital Corp.	125,698	12,537,119
PPL Corp.	785,904	27,813,143
Public Service Enterprise Group, Inc.	528,136	41,537,896
Sempra	692,707	61,740,975
Southern Co.	1,168,122	107,525,630
Talen Energy Corp. *	47,698	18,449,586
Vistra Corp.	336,897	53,981,006
WEC Energy Group, Inc.	345,375	38,353,894
Xcel Energy, Inc.	626,919	49,840,060
		1,503,562,800
Total Common Stocks (Cost $36,808,854,689)		72,442,494,802

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)	59,471,383	59,471,383
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)(d)	42,325,375	42,325,375
		101,796,758
Total Short-Term Investments (Cost $101,796,758)		101,796,758
Total Investments in Securities (Cost $36,910,651,447)		72,544,291,560

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/18/26	318	120,772,425	6,071,241

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $41,564,333.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp. (a)	$164,560,539	$11,950,045	($8,027,178 )	$1,424,146	($16,150,064 )	$153,757,488	1,760,246	$1,563,900

(a)	Issuer is affiliated with the fund’s investment adviser.

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$72,442,494,802	$—	$—	$72,442,494,802
Short-Term Investments [1]	101,796,758	—	—	101,796,758
Futures Contracts [2]	6,071,241	—	—	6,071,241
Total	$72,550,362,801	$—	$—	$72,550,362,801

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.9%
Tesla, Inc. *	5,487,863	2,391,555,817

Banks 0.1%
First Citizens BancShares, Inc., Class A	20,854	41,510,095

Capital Goods 5.8%
Advanced Drainage Systems, Inc.	152,109	21,167,488
Axon Enterprise, Inc. *	166,702	74,802,522
Builders FirstSource, Inc. *	234,432	17,877,784
Carlisle Cos., Inc.	86,105	29,689,865
Carpenter Technology Corp.	106,019	49,720,791
Comfort Systems USA, Inc.	75,300	137,664,213
Core & Main, Inc., Class A *	401,325	19,845,521
Curtiss-Wright Corp.	78,282	58,524,406
EMCOR Group, Inc.	95,998	79,373,066
FTAI Aviation Ltd.	219,131	57,048,565
GE Vernova, Inc.	575,117	556,897,294
Generac Holdings, Inc. *	124,319	34,549,493
General Electric Co.	2,236,379	724,050,065
HEICO Corp.	213,806	74,442,973
Lennox International, Inc.	68,924	34,610,876
MasTec, Inc. *	129,354	48,943,673
Parker-Hannifin Corp.	269,873	227,942,832
Quanta Services, Inc.	318,562	226,730,132
RBC Bearings, Inc. *	65,924	37,705,891
Rocket Lab Corp. *	1,006,223	144,372,876
Trane Technologies PLC	473,874	213,859,336
TransDigm Group, Inc.	119,612	150,510,172
United Rentals, Inc.	134,552	133,969,390
Vertiv Holdings Co., Class A	814,806	257,242,402
WW Grainger, Inc.	93,947	115,953,145
		3,527,494,771

Commercial & Professional Services 0.2%
CACI International, Inc., Class A *	46,446	23,850,485
Clean Harbors, Inc. *	107,347	30,167,727
Equifax, Inc.	255,900	42,425,661
Paycom Software, Inc.	102,271	14,284,191
Paylocity Holding Corp. *	91,945	10,567,239
		121,295,303

Consumer Discretionary Distribution & Retail 6.5%
Amazon.com, Inc. *	12,813,815	3,467,930,892
AutoZone, Inc. *	35,293	103,591,661
Carvana Co. *	1,511,267	110,322,491
Coupang, Inc. *	2,879,127	47,793,508
O'Reilly Automotive, Inc. *	1,792,808	155,759,159
Pool Corp.	70,833	12,849,106
Ulta Beauty, Inc. *	95,312	48,499,511
		3,946,746,328

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.2%
Deckers Outdoor Corp. *	304,325	34,647,401
Lululemon Athletica, Inc. *	226,857	29,759,101
NVR, Inc. *	5,709	34,852,303
TopBuild Corp. *	58,411	24,385,425
		123,644,230

Consumer Services 1.8%
Airbnb, Inc., Class A *	909,700	121,272,107
Booking Holdings, Inc.	1,723,804	288,616,504
Carnival Corp. Ltd.	2,739,237	76,862,990
Cava Group, Inc. *	216,623	16,822,942
Churchill Downs, Inc.	143,545	12,518,560
Domino's Pizza, Inc.	66,811	20,750,160
DoorDash, Inc., Class A *	795,048	126,643,196
DraftKings, Inc., Class A *	1,072,557	26,266,921
Duolingo, Inc. *	84,500	9,409,920
Flutter Entertainment PLC *	373,530	36,224,939
Hilton Worldwide Holdings, Inc.	493,911	161,834,878
Marriott International, Inc., Class A	468,119	175,825,496
Texas Roadhouse, Inc.	141,991	25,646,415
Wingstop, Inc.	60,160	9,442,714
		1,108,137,742

Consumer Staples Distribution & Retail 1.6%
Casey's General Stores, Inc.	79,859	61,263,033
Costco Wholesale Corp.	947,798	906,398,184
Performance Food Group Co. *	333,469	32,743,321
		1,000,404,538

Energy 0.7%
Baker Hughes Co.	2,107,191	134,607,361
Phillips 66	860,615	151,364,966
Targa Resources Corp.	458,974	117,070,498
Texas Pacific Land Corp.	123,476	48,526,068
		451,568,893

Equity Real Estate Investment Trusts (REITs) 0.5%
Equinix, Inc.	210,120	224,416,565
SBA Communications Corp.	226,853	46,087,456
Sun Communities, Inc.	243,905	30,161,292
		300,665,313

Financial Services 6.2%
Affirm Holdings, Inc., Class A *	621,695	45,787,837
Apollo Global Management, Inc.	988,401	127,217,093
Blackrock, Inc.	306,107	320,457,296
Block, Inc. *	1,165,987	88,288,536
Coinbase Global, Inc., Class A *	474,047	89,609,104
FactSet Research Systems, Inc.	78,761	19,333,463
Interactive Brokers Group, Inc., Class A	948,418	82,483,913
KKR & Co., Inc.	1,462,844	140,345,253
LPL Financial Holdings, Inc.	169,078	46,288,484
Mastercard, Inc., Class A	1,737,753	858,415,227

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	326,066	147,789,415
MSCI, Inc.	157,885	99,685,431
Robinhood Markets, Inc., Class A *	1,683,143	158,720,385
S&P Global, Inc.	650,961	276,007,464
SoFi Technologies, Inc. *	2,706,140	49,305,871
Toast, Inc., Class A *	1,014,105	26,397,153
Tradeweb Markets, Inc., Class A	249,143	24,976,586
Visa, Inc., Class A	3,588,795	1,171,239,136
		3,772,347,647

Food, Beverage & Tobacco 0.1%
Celsius Holdings, Inc. *	343,632	11,432,637
Constellation Brands, Inc., Class A	295,914	41,078,781
		52,511,418

Health Care Equipment & Services 2.7%
Chemed Corp.	27,997	11,938,201
Dexcom, Inc. *	822,028	60,616,345
Humana, Inc.	257,067	78,513,403
IDEXX Laboratories, Inc. *	168,938	95,201,631
Insulet Corp. *	150,862	21,865,938
Intuitive Surgical, Inc. *	758,918	322,266,939
McKesson Corp.	261,422	194,090,150
Penumbra, Inc. *	83,559	26,596,830
ResMed, Inc.	307,588	58,617,045
UnitedHealth Group, Inc.	1,930,110	734,040,134
Veeva Systems, Inc., Class A *	323,291	56,362,553
		1,660,109,169

Insurance 0.5%
Kinsale Capital Group, Inc.	46,572	14,193,748
Markel Group, Inc. *	26,911	48,859,343
Progressive Corp.	1,247,515	237,526,856
		300,579,947

Materials 1.3%
Linde PLC	998,936	497,160,458
Martin Marietta Materials, Inc.	127,625	74,231,805
Sherwin-Williams Co.	491,108	149,218,255
Vulcan Materials Co.	281,870	79,746,660
		800,357,178

Media & Entertainment 14.4%
Alphabet, Inc., Class A	7,638,709	2,905,306,581
Alphabet, Inc., Class C	6,135,097	2,309,434,564
Liberty Broadband Corp., Class C *	287,643	9,710,827
Liberty Media Corp.-Liberty Formula One, Class C *	523,830	47,558,526
Live Nation Entertainment, Inc. *	336,059	56,595,696
Meta Platforms, Inc., Class A	3,339,328	2,112,158,353
Netflix, Inc. *	9,000,687	774,239,096
Pinterest, Inc., Class A *	1,248,941	25,041,267
Reddit, Inc., Class A *	274,908	48,383,808
Take-Two Interactive Software, Inc. *	370,388	83,026,174
TKO Group Holdings, Inc.	143,866	29,518,426
Trade Desk, Inc., Class A *	940,727	20,282,074
Walt Disney Co.	3,789,800	385,915,334
		8,807,170,726

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Alnylam Pharmaceuticals, Inc. *	282,681	85,364,008
Danaher Corp.	1,340,551	244,878,451
Eli Lilly & Co.	1,690,312	1,867,794,760
SECURITY	NUMBER OF SHARES	VALUE ($)
Insmed, Inc. *	455,193	48,664,684
IQVIA Holdings, Inc. *	361,374	65,845,957
Medpace Holdings, Inc. *	47,564	21,266,340
Mettler-Toledo International, Inc. *	42,883	50,626,812
Moderna, Inc. *	743,538	35,087,558
Natera, Inc. *	295,667	66,043,138
Neurocrine Biosciences, Inc. *	212,433	33,628,144
Regeneron Pharmaceuticals, Inc.	215,486	132,476,483
Repligen Corp. *	114,391	14,178,765
Roivant Sciences Ltd. *	967,481	29,014,755
Tempus AI, Inc., Class A *	222,375	11,223,266
Thermo Fisher Scientific, Inc.	802,455	395,217,112
Vertex Pharmaceuticals, Inc. *	542,538	242,807,457
Waters Corp. *	209,502	80,358,682
West Pharmaceutical Services, Inc.	153,120	49,428,667
		3,473,905,039

Semiconductors & Semiconductor Equipment 19.9%
Advanced Micro Devices, Inc. *	3,476,106	1,794,018,307
Astera Labs, Inc. *	282,712	96,927,809
Broadcom, Inc.	6,226,390	2,781,764,261
Credo Technology Group Holding Ltd. *	339,073	80,031,400
KLA Corp.	280,245	538,549,619
Monolithic Power Systems, Inc.	104,505	163,676,776
NVIDIA Corp.	31,888,365	6,732,909,386
Universal Display Corp.	93,868	8,647,120
		12,196,524,678

Software & Services 15.5%
Adobe, Inc. *	875,044	226,820,155
AppLovin Corp., Class A *	577,141	353,839,376
Atlassian Corp., Class A *	360,717	38,816,756
Autodesk, Inc. *	449,948	104,077,472
Cadence Design Systems, Inc. *	582,110	218,250,502
Circle Internet Group, Inc. *	117,670	13,296,710
Cloudflare, Inc., Class A *	677,624	163,863,036
Crowdstrike Holdings, Inc., Class A *	538,088	393,342,328
Datadog, Inc., Class A *	702,155	173,678,039
Docusign, Inc. *	435,929	22,894,991
Dynatrace, Inc. *	639,961	27,255,939
Elastic NV *	203,177	13,145,552
Fair Isaac Corp. *	50,639	63,328,627
Fortinet, Inc. *	1,346,470	185,772,466
GoDaddy, Inc., Class A *	291,711	25,037,555
HubSpot, Inc. *	113,765	25,099,972
Intuit, Inc.	594,149	196,978,218
Microsoft Corp.	9,741,336	4,385,939,121
MongoDB, Inc. *	174,204	58,454,152
Okta, Inc. *	363,234	44,775,855
Palantir Technologies, Inc., Class A *	4,873,803	762,945,122
Palo Alto Networks, Inc. *	1,723,414	485,468,490
Procore Technologies, Inc. *	264,302	13,080,306
PTC, Inc. *	253,137	35,117,696
Roper Technologies, Inc.	226,284	73,662,231
Rubrik, Inc., Class A *	333,240	26,202,661
Salesforce, Inc.	1,996,200	381,473,820
ServiceNow, Inc. *	2,234,051	277,848,923
Snowflake, Inc., Class A *	731,646	186,972,135
Strategy, Inc., Class A *	670,443	106,660,777
Synopsys, Inc. *	408,433	194,258,903
Tyler Technologies, Inc. *	90,582	28,365,753
Workday, Inc., Class A *	458,130	66,974,025

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Communications, Inc., Class A *	565,443	57,443,354
Zscaler, Inc. *	221,098	30,894,024
		9,462,035,042

Technology Hardware & Equipment 11.0%
Apple, Inc.	19,263,819	6,011,467,357
Arista Networks, Inc. *	2,202,842	351,287,214
Coherent Corp. *	399,955	144,571,734
Super Micro Computer, Inc. *	1,084,363	49,978,291
TE Connectivity PLC	629,200	134,277,572
Teledyne Technologies, Inc. *	99,997	61,981,140
		6,753,563,308

Telecommunication Services 0.3%
T-Mobile U.S., Inc.	1,010,352	189,471,311

Transportation 0.6%
American Airlines Group, Inc. *	1,406,470	20,590,721
Saia, Inc. *	55,579	26,253,852
Uber Technologies, Inc. *	4,398,331	309,642,502
		356,487,075

Utilities 0.4%
Constellation Energy Corp.	664,950	191,339,363
Fervo Energy Co., Class A *(a)	113,070	4,145,146
Oklo, Inc. *	262,351	17,546,035
Talen Energy Corp. *	96,604	37,366,427
		250,396,971
Total Common Stocks (Cost $36,045,865,087)		61,088,482,539

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (b)	28,896,025	28,896,025
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (b)(c)	3,195,550	3,195,550
		32,091,575
Total Short-Term Investments (Cost $32,091,575)		32,091,575
Total Investments in Securities (Cost $36,077,956,662)		61,120,574,114

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 06/18/26	79	48,040,295	3,677,636
S&P 500 Index, e-mini, expires 06/18/26	8	3,038,300	116,235
			3,793,871

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $2,965,794.

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$61,088,482,539	$—	$—	$61,088,482,539
Short-Term Investments[1]	32,091,575	—	—	32,091,575
Futures Contracts[2]	3,793,871	—	—	3,793,871
Total	$61,124,367,985	$—	$—	$61,124,367,985

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 0.7%
Aptiv PLC *	107,449	7,300,085
Autoliv, Inc.	34,768	4,419,708
BorgWarner, Inc.	104,520	7,506,626
Ford Motor Co.	1,970,050	34,357,672
General Motors Co.	455,601	37,924,227
Rivian Automotive, Inc., Class A *	411,501	6,707,466
Versigent PLC *	36,114	1,593,350
		99,809,134

Banks 6.8%
Bank of America Corp.	3,341,531	172,423,000
BOK Financial Corp.	10,575	1,354,023
Citigroup, Inc.	880,015	110,793,889
Citizens Financial Group, Inc.	214,222	13,337,462
Commerce Bancshares, Inc.	69,115	3,609,185
Cullen/Frost Bankers, Inc.	31,695	4,295,306
East West Bancorp, Inc.	69,270	8,488,346
Fifth Third Bancorp	452,439	22,590,279
First Horizon Corp.	243,376	5,897,000
Huntington Bancshares, Inc.	1,022,977	16,735,904
JPMorgan Chase & Co.	1,357,805	406,404,615
KeyCorp	472,352	10,075,268
M&T Bank Corp.	76,273	16,483,358
PNC Financial Services Group, Inc.	203,445	44,985,758
Regions Financial Corp.	437,450	12,248,600
Truist Financial Corp.	635,214	30,623,667
U.S. Bancorp	782,953	42,944,972
Webster Financial Corp.	80,996	5,890,029
Wells Fargo & Co.	1,557,395	120,760,408
Western Alliance Bancorp	51,840	4,129,056
Zions Bancorp NA	74,789	4,670,573
		1,058,740,698

Capital Goods 10.1%
3M Co.	265,045	40,586,341
A.O. Smith Corp.	56,040	3,178,589
Acuity, Inc.	15,503	4,730,120
AECOM	65,181	4,521,606
AeroVironment, Inc. *	15,966	3,308,794
AGCO Corp.	30,395	3,412,751
Allegion PLC	43,604	5,671,572
AMETEK, Inc.	115,950	26,187,307
API Group Corp. *	193,718	7,942,438
Bloom Energy Corp., Class A *	129,943	37,033,755
Boeing Co. *	395,459	91,410,348
BWX Technologies, Inc.	46,246	9,058,666
Carrier Global Corp.	395,803	25,279,938
Caterpillar, Inc.	234,332	205,244,369
CNH Industrial NV	445,009	4,543,542
Crane Co.	24,947	4,565,301
Cummins, Inc.	69,575	44,989,282
Deere & Co.	127,023	68,869,330
Donaldson Co., Inc.	58,343	4,776,541
Dover Corp.	67,775	14,324,924
Eaton Corp. PLC	195,600	78,357,360
SECURITY	NUMBER OF SHARES	VALUE ($)
Emerson Electric Co.	283,332	40,748,808
Fastenal Co.	577,850	25,540,970
Ferguson Enterprises, Inc.	98,423	22,240,645
Fortive Corp.	157,943	9,211,236
Fortune Brands Innovations, Inc.	60,104	2,340,450
General Dynamics Corp.	127,916	44,363,827
Graco, Inc.	83,735	6,317,806
Honeywell International, Inc.	319,761	76,058,351
Howmet Aerospace, Inc.	201,962	52,156,686
Hubbell, Inc.	26,918	12,748,634
Huntington Ingalls Industries, Inc.	19,833	6,111,936
IDEX Corp.	37,676	7,943,231
Illinois Tool Works, Inc.	131,982	32,636,509
Ingersoll Rand, Inc.	179,506	12,859,810
ITT, Inc.	43,328	8,448,960
Johnson Controls International PLC	308,274	41,327,212
Kratos Defense & Security Solutions, Inc. *	92,780	5,949,981
L3Harris Technologies, Inc.	93,986	29,622,507
Leonardo DRS, Inc.	38,656	1,884,867
Lincoln Electric Holdings, Inc.	27,748	7,172,581
Lockheed Martin Corp.	101,909	54,057,629
Masco Corp.	102,663	7,212,076
Middleby Corp. *	23,390	3,625,684
Nordson Corp.	26,711	7,674,872
Northrop Grumman Corp.	67,155	37,853,930
nVent Electric PLC	81,426	13,597,328
Otis Worldwide Corp.	196,000	13,884,640
Owens Corning	41,315	5,198,253
PACCAR, Inc.	264,465	29,189,002
Pentair PLC	82,214	5,824,040
QXO, Inc. *(a)	257,672	4,444,842
Regal Rexnord Corp.	33,362	6,731,117
Rockwell Automation, Inc.	56,619	25,538,566
RTX Corp.	675,954	121,441,896
Snap-on, Inc.	26,260	9,747,975
StandardAero, Inc. *	94,173	2,697,115
Stanley Black & Decker, Inc.	77,696	6,170,616
Textron, Inc.	87,377	8,017,713
Toro Co.	49,442	4,443,847
Trex Co., Inc. *	53,739	2,224,795
Watsco, Inc.	17,750	6,516,025
WESCO International, Inc.	24,478	8,840,719
Westinghouse Air Brake Technologies Corp.	85,966	22,450,881
Woodward, Inc.	30,127	10,545,354
Xylem, Inc.	122,577	13,427,085
		1,565,033,881

Commercial & Professional Services 1.7%
Automatic Data Processing, Inc.	202,785	44,985,824
Booz Allen Hamilton Holding Corp., Class A	60,929	4,824,358
Broadridge Financial Solutions, Inc.	58,745	9,030,281
Cintas Corp.	171,191	29,318,171
Copart, Inc. *	449,237	14,721,497
Genpact Ltd.	79,364	2,615,044
Jacobs Solutions, Inc.	58,850	7,053,761
KBR, Inc.	64,598	2,257,700
Leidos Holdings, Inc.	64,389	8,228,914

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Parsons Corp. *	26,817	1,584,885
Paychex, Inc.	163,071	15,814,626
RB Global, Inc.	93,725	9,967,654
Republic Services, Inc.	101,368	20,318,202
Rollins, Inc.	147,986	7,044,134
SS&C Technologies Holdings, Inc.	105,145	7,099,390
Tetra Tech, Inc.	131,512	3,615,265
TransUnion	96,540	6,908,402
Veralto Corp.	125,344	10,307,037
Verisk Analytics, Inc.	70,067	12,261,024
Waste Management, Inc.	186,916	39,525,257
		257,481,426

Consumer Discretionary Distribution & Retail 2.9%
Bath & Body Works, Inc.	102,199	2,046,024
Best Buy Co., Inc.	98,417	7,671,605
Burlington Stores, Inc. *	31,253	10,120,659
CarMax, Inc. *	71,815	3,204,385
Dick's Sporting Goods, Inc.	33,536	7,631,788
eBay, Inc.	227,718	24,882,746
Etsy, Inc. *	49,651	3,372,296
Floor & Decor Holdings, Inc., Class A *	53,924	2,771,694
GameStop Corp., Class A *	205,969	4,362,423
Genuine Parts Co.	70,183	6,927,062
Home Depot, Inc.	501,333	158,992,748
Lithia Motors, Inc.	12,232	3,558,166
LKQ Corp.	128,843	3,494,222
Lowe's Cos., Inc.	282,638	60,586,282
Murphy USA, Inc.	8,690	4,397,401
Penske Automotive Group, Inc.	9,257	1,549,344
Ross Stores, Inc.	162,922	37,753,915
TJX Cos., Inc.	559,240	86,542,390
Tractor Supply Co.	265,365	8,366,958
Williams-Sonoma, Inc.	60,031	12,220,511
		450,452,619

Consumer Durables & Apparel 0.9%
DR Horton, Inc.	135,472	19,926,576
Garmin Ltd.	82,441	19,284,599
Hasbro, Inc.	67,505	5,816,906
Lennar Corp., Class A	112,937	10,139,484
Mohawk Industries, Inc. *	26,283	2,823,320
NIKE, Inc., Class B	599,864	27,731,713
PulteGroup, Inc.	97,049	11,469,251
Ralph Lauren Corp.	19,381	7,052,746
SharkNinja, Inc. *	35,281	4,300,401
Somnigroup International, Inc.	105,847	7,495,026
Tapestry, Inc.	101,847	14,814,664
Toll Brothers, Inc.	47,839	6,627,615
		137,482,301

Consumer Services 1.9%
ADT, Inc.	293,539	1,969,647
Aramark	131,557	7,022,513
Chipotle Mexican Grill, Inc. *	656,038	20,901,371
Darden Restaurants, Inc.	58,130	11,853,288
Expedia Group, Inc.	59,068	13,336,964
Las Vegas Sands Corp.	152,540	7,713,948
McDonald's Corp.	358,539	100,104,089
MGM Resorts International *	96,866	4,230,138
Norwegian Cruise Line Holdings Ltd. *	229,366	4,206,572
Royal Caribbean Cruises Ltd.	126,843	36,103,323
Service Corp. International	70,117	5,272,097
Starbucks Corp.	573,758	56,893,843
SECURITY	NUMBER OF SHARES	VALUE ($)
Wyndham Hotels & Resorts, Inc.	38,217	3,067,296
Wynn Resorts Ltd.	42,351	4,286,768
Yum! Brands, Inc.	139,862	20,692,583
		297,654,440

Consumer Staples Distribution & Retail 2.4%
Albertsons Cos., Inc., Class A	186,826	2,916,354
BJ's Wholesale Club Holdings, Inc. *	66,061	5,633,682
Dollar General Corp.	110,688	12,243,200
Dollar Tree, Inc. *	93,208	10,853,139
Kroger Co.	293,484	18,240,031
Maplebear, Inc. *	92,441	3,679,152
Sprouts Farmers Market, Inc. *	48,954	4,044,579
Sysco Corp.	241,616	18,316,909
Target Corp.	228,082	28,982,380
U.S. Foods Holding Corp. *	110,934	9,079,948
Walmart, Inc.	2,207,532	255,521,829
		369,511,203

Energy 6.4%
Antero Resources Corp. *	147,063	5,257,502
APA Corp.	179,272	6,530,879
Cheniere Energy, Inc.	108,574	24,413,950
Chevron Corp.	944,001	172,242,423
ConocoPhillips	616,768	70,299,217
Devon Energy Corp.	579,787	25,794,724
Diamondback Energy, Inc.	97,617	18,691,703
DT Midstream, Inc.	51,224	7,170,336
EOG Resources, Inc.	273,500	36,479,430
EQT Corp.	314,110	17,254,062
Expand Energy Corp.	119,937	11,151,742
Exxon Mobil Corp.	2,104,494	305,698,799
Halliburton Co.	422,332	16,407,598
HF Sinclair Corp.	78,252	5,469,032
Kinder Morgan, Inc.	986,952	30,674,468
Marathon Petroleum Corp.	148,625	36,973,441
Occidental Petroleum Corp.	362,602	20,534,151
ONEOK, Inc.	316,594	26,574,900
Ovintiv, Inc.	139,344	7,808,838
Permian Resources Corp., Class A	372,818	7,169,290
Range Resources Corp.	119,280	4,645,956
SLB Ltd.	753,046	41,078,659
TechnipFMC PLC	203,684	13,936,059
Valero Energy Corp.	153,607	37,606,066
Williams Cos., Inc.	615,014	43,905,850
		993,769,075

Equity Real Estate Investment Trusts (REITs) 3.6%
Alexandria Real Estate Equities, Inc.	79,456	3,947,374
American Homes 4 Rent, Class A	165,337	5,304,011
American Tower Corp.	235,549	44,038,241
AvalonBay Communities, Inc.	71,369	13,025,556
BXP, Inc.	74,646	4,479,506
Camden Property Trust	51,832	5,523,218
Crown Castle, Inc.	219,646	20,097,609
CubeSmart	113,981	4,559,240
Digital Realty Trust, Inc.	162,696	30,912,240
EastGroup Properties, Inc.	27,137	5,479,232
Equity LifeStyle Properties, Inc.	97,084	5,996,879
Equity Residential	172,808	11,310,284
Essex Property Trust, Inc.	32,579	8,882,339
Extra Space Storage, Inc.	106,982	15,438,572
Federal Realty Investment Trust	39,253	4,695,836
Gaming & Leisure Properties, Inc.	141,676	6,654,522
Healthpeak Properties, Inc.	351,529	6,731,780
Host Hotels & Resorts, Inc.	323,574	7,435,731

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Invitation Homes, Inc.	285,143	8,340,433
Iron Mountain, Inc.	149,068	19,117,971
Kimco Realty Corp.	338,484	8,150,695
Lamar Advertising Co., Class A	44,027	6,712,356
Lineage, Inc.	28,645	1,272,124
Mid-America Apartment Communities, Inc.	59,059	7,622,745
NNN REIT, Inc.	96,170	4,280,527
Omega Healthcare Investors, Inc.	149,230	6,977,995
Prologis, Inc.	468,258	67,180,975
Public Storage	79,485	24,138,800
Realty Income Corp.	462,670	28,352,418
Regency Centers Corp.	82,918	6,413,707
Rexford Industrial Realty, Inc.	116,617	4,136,405
Simon Property Group, Inc.	163,621	33,527,579
UDR, Inc.	150,818	5,565,184
Ventas, Inc.	239,518	20,220,110
VICI Properties, Inc.	549,611	15,510,022
Welltower, Inc.	351,441	72,161,381
Weyerhaeuser Co.	363,834	8,917,571
WP Carey, Inc.	110,794	8,245,289
		561,356,457

Financial Services 9.2%
AGNC Investment Corp.	559,514	5,824,541
Ally Financial, Inc.	141,773	6,069,302
American Express Co.	269,811	85,387,087
Ameriprise Financial, Inc.	46,109	20,551,242
Annaly Capital Management, Inc.	362,982	7,931,157
ARES Management Corp., Class A	103,765	13,333,802
Bank of New York Mellon Corp.	346,685	48,338,290
Berkshire Hathaway, Inc., Class B *	923,488	438,176,586
Blackstone, Inc.	377,246	44,126,465
Blue Owl Capital, Inc.	316,183	3,250,361
Capital One Financial Corp.	314,723	59,145,893
Carlyle Group, Inc.	130,449	5,926,298
Cboe Global Markets, Inc.	52,760	17,598,626
Charles Schwab Corp. (b)	838,513	73,244,111
CME Group, Inc.	181,698	49,701,671
Corebridge Financial, Inc.	129,038	3,484,026
Corpay, Inc. *	35,194	12,733,189
Equitable Holdings, Inc.	141,635	5,856,607
Evercore, Inc., Class A	19,538	6,659,723
Fidelity National Information Services, Inc.	260,999	11,220,347
Fiserv, Inc. *	271,261	15,342,522
Franklin Resources, Inc.	155,727	4,830,652
Global Payments, Inc.	119,664	9,035,829
Goldman Sachs Group, Inc.	151,060	154,921,094
Houlihan Lokey, Inc.	27,754	3,931,632
Intercontinental Exchange, Inc.	285,795	42,254,791
Invesco Ltd.	223,222	6,352,898
Jack Henry & Associates, Inc.	36,568	4,984,950
Jefferies Financial Group, Inc.	83,543	4,404,387
MarketAxess Holdings, Inc.	18,709	2,432,918
Morgan Stanley	605,880	126,023,040
Morningstar, Inc.	11,737	2,136,369
Nasdaq, Inc.	226,358	20,942,642
Northern Trust Corp.	93,921	15,539,229
PayPal Holdings, Inc.	463,536	20,743,236
Raymond James Financial, Inc.	88,256	12,656,793
SEI Investments Co.	47,133	4,142,048
Starwood Property Trust, Inc.	175,918	3,004,679
State Street Corp.	140,449	21,859,482
Stifel Financial Corp.	76,608	5,374,051
Synchrony Financial	175,443	12,533,648
SECURITY	NUMBER OF SHARES	VALUE ($)
T. Rowe Price Group, Inc.	109,947	11,492,760
Voya Financial, Inc.	47,210	3,834,396
		1,427,333,370

Food, Beverage & Tobacco 4.2%
Altria Group, Inc.	845,563	58,834,274
Archer-Daniels-Midland Co.	241,759	19,287,533
Brown-Forman Corp., Class B	116,278	2,990,670
Bunge Global SA	67,915	8,373,919
Campbell's Co. (a)	98,409	2,077,414
Coca-Cola Co.	1,949,635	154,040,661
Coca-Cola Consolidated, Inc.	28,358	4,913,307
Conagra Brands, Inc.	239,698	3,183,189
General Mills, Inc.	268,963	9,093,639
Hershey Co.	74,773	14,508,205
Hormel Foods Corp.	145,983	3,391,185
J.M. Smucker Co.	54,229	5,596,433
Keurig Dr. Pepper, Inc.	683,220	20,517,097
Kraft Heinz Co.	429,591	10,314,480
Lamb Weston Holdings, Inc.	69,795	3,013,748
McCormick & Co., Inc. - Non Voting Shares	127,748	6,051,423
Molson Coors Beverage Co., Class B	84,760	3,350,563
Mondelez International, Inc., Class A	645,903	39,509,887
Monster Beverage Corp. *	359,222	31,640,274
PepsiCo, Inc.	688,244	99,237,902
Philip Morris International, Inc.	783,963	139,059,357
Pilgrim's Pride Corp.	21,162	599,096
Primo Brands Corp.	126,525	3,137,820
Tyson Foods, Inc., Class A	141,757	8,650,012
		651,372,088

Health Care Equipment & Services 3.9%
Abbott Laboratories	875,706	74,960,434
Align Technology, Inc. *	33,830	5,918,559
Baxter International, Inc.	256,893	4,824,451
Becton Dickinson & Co.	143,558	21,120,253
Boston Scientific Corp. *	746,869	36,081,241
Cardinal Health, Inc.	118,436	23,308,205
Cencora, Inc.	97,868	26,361,724
Centene Corp. *	234,901	14,000,100
Cigna Group	132,600	36,783,240
Cooper Cos., Inc. *	98,913	6,054,465
CVS Health Corp.	640,328	58,257,041
DaVita, Inc. *	17,216	3,346,102
Edwards Lifesciences Corp. *	292,294	25,274,662
Elevance Health, Inc.	111,213	43,727,839
Encompass Health Corp.	50,486	5,343,943
GE HealthCare Technologies, Inc.	229,480	14,305,783
HCA Healthcare, Inc.	78,789	29,824,788
Henry Schein, Inc. *	50,292	3,851,361
Labcorp Holdings, Inc.	41,664	10,835,140
Masimo Corp. *	23,223	4,144,144
Medline, Inc., Class A *	202,793	7,414,112
Medtronic PLC	645,650	47,655,427
Molina Healthcare, Inc. *	26,002	4,513,947
Quest Diagnostics, Inc.	55,496	10,816,170
Solventum Corp. *	74,483	5,582,501
STERIS PLC	49,360	10,500,353
Stryker Corp.	173,579	52,957,217
Tenet Healthcare Corp. *	44,280	7,763,170
Universal Health Services, Inc., Class B	27,644	4,039,065
Zimmer Biomet Holdings, Inc.	100,137	8,244,279
		607,809,716

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 1.7%
Church & Dwight Co., Inc.	119,092	11,388,768
Clorox Co.	61,280	5,516,425
Colgate-Palmolive Co.	405,674	36,563,398
Estee Lauder Cos., Inc., Class A	124,899	11,109,766
Kenvue, Inc.	964,213	16,661,601
Kimberly-Clark Corp.	166,872	16,286,707
Procter & Gamble Co.	1,170,355	168,016,164
		265,542,829

Insurance 2.9%
Aflac, Inc.	235,050	26,424,321
Allstate Corp.	130,855	26,967,907
American Financial Group, Inc.	34,780	4,514,444
American International Group, Inc.	270,241	20,059,989
Aon PLC, Class A	108,163	34,185,998
Arch Capital Group Ltd. *	180,032	16,084,059
Arthur J Gallagher & Co.	129,384	26,020,416
Assurant, Inc.	25,383	6,317,067
Brown & Brown, Inc.	147,678	8,306,888
Chubb Ltd.	183,280	57,133,874
Cincinnati Financial Corp.	78,376	12,337,950
CNA Financial Corp.	11,249	473,133
Erie Indemnity Co., Class A	12,769	2,720,691
Everest Group Ltd.	20,545	6,657,196
Fidelity National Financial, Inc.	127,841	6,053,271
Globe Life, Inc.	39,910	6,115,808
Hartford Insurance Group, Inc.	140,575	17,871,300
Loews Corp.	84,853	8,786,528
Marsh & McLennan Cos., Inc.	243,938	39,022,762
MetLife, Inc.	277,384	22,936,883
Old Republic International Corp.	114,400	4,259,112
Principal Financial Group, Inc.	99,944	10,356,197
Prudential Financial, Inc.	175,116	17,623,674
Reinsurance Group of America, Inc., Class A	33,155	6,655,535
RenaissanceRe Holdings Ltd.	22,025	6,174,709
Travelers Cos., Inc.	108,850	31,772,227
Unum Group	76,884	6,399,055
W.R. Berkley Corp.	150,085	9,536,401
Willis Towers Watson PLC	47,780	11,929,233
		453,696,628

Materials 3.1%
Air Products & Chemicals, Inc.	112,244	31,273,423
Albemarle Corp.	59,315	10,464,352
Alcoa Corp.	130,619	10,141,259
Amcor PLC	232,545	9,027,397
Amrize Ltd. *	258,499	14,059,761
AptarGroup, Inc.	32,419	3,755,741
Avery Dennison Corp.	38,784	6,169,371
Axalta Coating Systems Ltd. *	108,247	3,330,760
Ball Corp.	135,696	7,418,500
CF Industries Holdings, Inc.	78,774	8,850,259
Corteva, Inc.	338,533	26,500,363
CRH PLC	337,877	36,757,639
Crown Holdings, Inc.	56,787	5,399,308
Dow, Inc.	361,626	12,204,877
DuPont de Nemours, Inc.	206,389	9,993,355
Eastman Chemical Co.	57,455	4,359,111
Ecolab, Inc.	128,305	32,846,080
Freeport-McMoRan, Inc.	723,598	47,547,625
International Flavors & Fragrances, Inc.	129,341	9,836,383
International Paper Co.	265,929	8,900,644
LyondellBasell Industries NV, Class A	129,501	8,631,242
SECURITY	NUMBER OF SHARES	VALUE ($)
Mosaic Co.	158,412	3,786,047
MP Materials Corp. *	67,415	4,361,750
Newmont Corp.	549,282	60,316,656
Nucor Corp.	115,318	28,829,500
Packaging Corp. of America	45,172	9,888,603
PPG Industries, Inc.	112,886	12,753,860
Reliance, Inc.	26,402	10,053,090
Royal Gold, Inc.	40,691	9,134,316
RPM International, Inc.	64,342	6,818,322
Smurfit Westrock PLC	263,440	10,840,556
Steel Dynamics, Inc.	69,215	18,006,282
Westlake Corp.	16,825	1,460,915
		483,717,347

Media & Entertainment 0.8%
Charter Communications, Inc., Class A *	43,437	6,257,100
Electronic Arts, Inc.	113,475	22,890,177
Fox Corp., Class A	165,757	10,595,187
Match Group, Inc.	118,534	4,282,633
News Corp., Class A	258,595	6,749,330
Omnicom Group, Inc.	158,636	11,534,424
Paramount Skydance Corp., Class B (a)	154,540	1,639,669
ROBLOX Corp., Class A *	332,422	15,673,697
Roku, Inc. *	65,807	8,566,755
Sirius XM Holdings, Inc.	94,305	2,783,884
Snap, Inc., Class A *	549,739	3,139,010
Warner Bros Discovery, Inc. *	1,249,196	33,740,784
		127,852,650

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	890,034	193,778,202
Agilent Technologies, Inc.	142,751	19,347,043
Amgen, Inc.	271,288	91,367,086
Avantor, Inc. *	341,187	3,111,625
Biogen, Inc. *	74,015	14,506,940
BioMarin Pharmaceutical, Inc. *	97,436	5,582,108
Bio-Rad Laboratories, Inc., Class A *	9,237	2,886,378
Bio-Techne Corp.	78,487	4,056,208
Bristol-Myers Squibb Co.	1,025,883	58,659,990
Charles River Laboratories International, Inc. *	24,666	4,457,393
Elanco Animal Health, Inc. *	248,754	5,932,783
Exelixis, Inc. *	131,039	6,614,849
Gilead Sciences, Inc.	624,818	83,994,284
Illumina, Inc. *	76,959	12,541,239
Incyte Corp. *	84,326	8,157,697
Jazz Pharmaceuticals PLC *	30,460	7,203,485
Johnson & Johnson	1,213,590	273,458,235
Merck & Co., Inc.	1,249,905	148,388,722
Pfizer, Inc.	2,863,244	74,959,728
Revvity, Inc.	56,797	5,938,126
Royalty Pharma PLC, Class A	190,013	10,595,125
Summit Therapeutics, Inc. *	79,093	1,387,291
United Therapeutics Corp. *	21,707	12,086,892
Viatris, Inc.	580,936	9,446,019
Zoetis, Inc.	212,727	16,526,761
		1,074,984,209

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	146,165	18,276,472
CoStar Group, Inc. *	212,537	6,843,691

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	23,771	6,710,791
Zillow Group, Inc., Class C *	111,043	3,886,505
		35,717,459

Semiconductors & Semiconductor Equipment 12.0%
Analog Devices, Inc.	246,105	101,850,554
Applied Materials, Inc.	399,716	179,896,183
Cerebras Systems, Inc., Class A *	15,125	3,584,474
Entegris, Inc.	76,466	10,612,716
First Solar, Inc. *	53,974	16,558,684
Intel Corp. *	2,364,500	271,160,860
Lam Research Corp.	628,923	200,110,720
Lattice Semiconductor Corp. *	68,584	10,087,335
Marvell Technology, Inc.	438,925	89,979,625
Microchip Technology, Inc.	272,708	25,811,812
Micron Technology, Inc.	566,802	550,364,742
NXP Semiconductors NV	126,786	40,742,681
ON Semiconductor Corp. *	198,452	23,937,280
Qnity Electronics, Inc.	105,608	16,474,848
Qorvo, Inc. *	42,297	4,380,277
QUALCOMM, Inc.	537,354	134,886,601
Skyworks Solutions, Inc.	76,064	5,921,583
Teradyne, Inc.	78,840	29,510,601
Texas Instruments, Inc.	457,052	139,711,655
		1,855,583,231

Software & Services 3.3%
Accenture PLC, Class A	309,658	57,927,722
Akamai Technologies, Inc. *	72,656	10,864,978
Bentley Systems, Inc., Class B	74,660	2,436,902
Cognizant Technology Solutions Corp., Class A	240,944	13,433,833
CoreWeave, Inc., Class A *	121,735	13,333,635
EPAM Systems, Inc. *	27,833	2,851,769
Gartner, Inc. *	35,392	5,740,583
Gen Digital, Inc.	277,833	7,165,313
Guidewire Software, Inc. *	42,773	6,530,154
International Business Machines Corp.	470,774	140,196,497
Manhattan Associates, Inc. *	30,301	4,546,665
Nutanix, Inc., Class A *	135,834	7,072,876
Oracle Corp.	853,949	192,804,605
SailPoint, Inc. *	36,166	681,006
Trimble, Inc. *	119,327	6,731,236
Twilio, Inc., Class A *	76,381	14,561,274
Unity Software, Inc. *	175,345	5,342,762
VeriSign, Inc.	41,529	11,851,546
		504,073,356

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	619,070	92,092,853
Arrow Electronics, Inc. *	25,904	5,559,776
CDW Corp.	65,181	8,176,957
Ciena Corp. *	70,977	41,182,985
Cisco Systems, Inc.	1,989,698	239,599,433
Cognex Corp.	83,008	5,466,077
Corning, Inc.	393,195	71,231,206
Dell Technologies, Inc., Class C	149,586	62,962,243
Everpure, Inc., Class A *	158,187	12,577,448
F5, Inc. *	28,467	10,915,671
Fabrinet *	18,214	11,914,870
Flex Ltd. *	185,182	27,921,742
Hewlett Packard Enterprise Co.	669,361	28,809,297
HP, Inc.	462,644	12,509,894
IonQ, Inc. *(a)	178,872	12,891,305
Jabil, Inc.	53,268	19,419,382
SECURITY	NUMBER OF SHARES	VALUE ($)
Keysight Technologies, Inc. *	86,433	29,242,877
Motorola Solutions, Inc.	83,458	33,656,942
NetApp, Inc.	99,475	17,337,498
Seagate Technology Holdings PLC	109,919	96,706,736
TD SYNNEX Corp.	37,846	9,888,403
Ubiquiti, Inc.	2,179	1,272,231
Western Digital Corp.	170,764	90,711,544
Zebra Technologies Corp., Class A *	24,798	6,041,537
		948,088,907

Telecommunication Services 1.6%
AST SpaceMobile, Inc. *	125,400	14,221,614
AT&T, Inc.	3,525,385	87,429,548
Comcast Corp., Class A	1,806,050	44,916,463
Verizon Communications, Inc.	2,124,069	101,551,739
		248,119,364

Transportation 2.4%
CH Robinson Worldwide, Inc.	59,608	10,648,969
CSX Corp.	936,511	42,386,488
Delta Air Lines, Inc.	327,165	26,984,569
Expeditors International of Washington, Inc.	67,745	10,703,032
FedEx Corp.	108,909	44,843,281
JB Hunt Transport Services, Inc.	37,716	10,425,834
Joby Aviation, Inc. *	305,068	3,630,309
Knight-Swift Transportation Holdings, Inc.	81,303	6,148,946
Norfolk Southern Corp.	113,022	34,467,189
Old Dominion Freight Line, Inc.	92,824	20,899,324
Southwest Airlines Co.	247,957	10,649,753
U-Haul Holding Co., Non Voting Shares	54,972	2,859,643
Union Pacific Corp.	298,840	78,487,338
United Airlines Holdings, Inc. *	162,535	18,659,018
United Parcel Service, Inc., Class B	372,359	39,726,982
XPO, Inc. *	59,027	12,646,535
		374,167,210

Utilities 4.2%
AES Corp.	361,714	5,306,344
Alliant Energy Corp.	129,495	9,273,137
Ameren Corp.	138,990	15,006,750
American Electric Power Co., Inc.	272,689	34,541,516
American Water Works Co., Inc.	98,207	12,105,977
Atmos Energy Corp.	83,454	14,114,575
CenterPoint Energy, Inc.	328,990	13,903,117
CMS Energy Corp.	154,038	11,178,538
Consolidated Edison, Inc.	181,622	19,184,732
Dominion Energy, Inc.	429,780	28,769,473
DTE Energy Co.	104,658	14,952,489
Duke Energy Corp.	391,637	48,065,609
Edison International	193,471	13,531,362
Entergy Corp.	227,898	24,852,277
Essential Utilities, Inc.	142,145	5,243,729
Evergy, Inc.	116,250	9,537,150
Eversource Energy	189,086	12,908,901
Exelon Corp.	514,974	23,503,413
FirstEnergy Corp.	262,167	12,161,927
NextEra Energy, Inc.	1,048,786	91,254,870
NiSource, Inc.	240,659	11,123,259
NRG Energy, Inc.	106,805	14,320,414
OGE Energy Corp.	103,581	4,892,131
PG&E Corp.	1,105,148	18,058,118
Pinnacle West Capital Corp.	60,680	6,052,223
PPL Corp.	372,499	13,182,740

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Public Service Enterprise Group, Inc.	251,393	19,772,059
Sempra	328,424	29,272,431
Southern Co.	554,333	51,026,353
Vistra Corp.	160,482	25,714,031
WEC Energy Group, Inc.	163,874	18,198,208
Xcel Energy, Inc.	298,174	23,704,833
		654,712,686
Total Common Stocks (Cost $9,793,520,089)		15,504,062,284

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)	2,393,740	2,393,740
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)(d)	18,858,810	18,858,810
		21,252,550
Total Short-Term Investments (Cost $21,252,550)		21,252,550
Total Investments in Securities (Cost $9,814,772,639)		15,525,314,834

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 06/18/26	84	21,452,340	592,238
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	6	2,239,200	38,507
			630,745

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $18,580,848.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2026:
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp. (a)	$84,085,416	$9,270,252	($12,971,303 )	$3,165,021	($10,305,275 )	$73,244,111	838,513	$785,381

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$15,504,062,284	$—	$—	$15,504,062,284
Short-Term Investments [1]	21,252,550	—	—	21,252,550
Futures Contracts [2]	630,745	—	—	630,745
Total	$15,525,945,579	$—	$—	$15,525,945,579

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.0%
Autoliv, Inc.	185,762	23,614,065
BorgWarner, Inc.	559,561	40,187,671
Gentex Corp.	592,495	14,314,679
Lear Corp.	137,169	19,631,627
Rivian Automotive, Inc., Class A *	2,209,885	36,021,126
Thor Industries, Inc.	143,194	11,323,782
		145,092,950

Banks 3.7%
Bank OZK	280,794	13,587,622
BOK Financial Corp.	57,291	7,335,540
Central BanCo, Inc.	92,693	2,632,481
Columbia Banking System, Inc.	798,079	23,655,062
Commerce Bancshares, Inc.	370,246	19,334,246
Cullen/Frost Bankers, Inc.	170,782	23,144,377
East West Bancorp, Inc.	372,040	45,589,782
First Financial Bankshares, Inc.	352,760	11,528,197
First Horizon Corp.	1,313,027	31,814,644
Flagstar Bank NA	810,457	11,395,025
Glacier Bancorp, Inc.	347,992	16,547,020
KeyCorp	2,533,809	54,046,146
Old National Bancorp	936,833	22,493,360
Pinnacle Financial Partners, Inc.	407,438	39,822,990
Popular, Inc.	177,584	26,376,552
Prosperity Bancshares, Inc.	272,916	18,820,287
Southstate Bank Corp.	267,803	25,374,334
UMB Financial Corp.	192,955	25,327,273
Valley National Bancorp	1,292,985	17,804,403
Webster Financial Corp.	436,599	31,749,479
Western Alliance Bancorp	277,459	22,099,609
Wintrust Financial Corp.	181,025	27,195,386
Zions Bancorp NA	398,862	24,908,932
		542,582,747

Capital Goods 17.8%
A.O. Smith Corp.	303,642	17,222,574
AAON, Inc.	182,985	25,654,497
Acuity, Inc.	82,355	25,127,334
Advanced Drainage Systems, Inc.	193,569	26,937,062
AECOM	350,096	24,286,160
AeroVironment, Inc. *	85,892	17,800,258
AGCO Corp.	162,376	18,231,577
Allegion PLC	232,886	30,291,482
Alliance Laundry Holdings, Inc. *	102,718	2,593,630
Allison Transmission Holdings, Inc.	225,389	25,588,413
API Group Corp. *	1,037,556	42,539,796
Applied Industrial Technologies, Inc.	100,791	30,621,314
Armstrong World Industries, Inc.	116,454	18,388,087
ATI, Inc. *	367,384	64,350,981
Beta Technologies, Inc., Class A *	85,219	1,562,916
Bloom Energy Corp., Class A *	697,928	198,909,480
BWX Technologies, Inc.	247,224	48,426,237
Carlisle Cos., Inc.	110,211	38,001,855
Carpenter Technology Corp.	134,689	63,166,447
Chart Industries, Inc. *	121,509	25,252,000
SECURITY	NUMBER OF SHARES	VALUE ($)
CNH Industrial NV	2,396,395	24,467,193
Core & Main, Inc., Class A *	509,887	25,213,912
Crane Co.	132,610	24,267,630
Curtiss-Wright Corp.	99,698	74,535,222
Donaldson Co., Inc.	311,565	25,507,827
Dycom Industries, Inc. *	81,032	41,326,320
EquipmentShare.com, Inc., Class A *(a)	82,582	1,721,009
Federal Signal Corp.	164,348	17,535,932
Flowserve Corp.	344,034	25,978,007
Fluor Corp. *	435,323	19,920,380
Forgent Power Solutions, Inc. *	239,383	13,084,675
Fortune Brands Innovations, Inc.	324,569	12,638,717
FTAI Aviation Ltd.	277,363	72,208,683
Generac Holdings, Inc. *	158,578	44,070,412
Graco, Inc.	448,674	33,852,453
Hexcel Corp.	205,103	18,416,198
Huntington Ingalls Industries, Inc.	106,115	32,701,460
IDEX Corp.	202,396	42,671,149
ITT, Inc.	232,549	45,347,055
JBT Marel Corp.	140,368	18,864,056
Kratos Defense & Security Solutions, Inc. *	499,691	32,045,184
Leonardo DRS, Inc.	208,451	10,164,071
Lincoln Electric Holdings, Inc.	148,893	38,487,352
Loar Holdings, Inc. *	96,369	6,213,873
Masco Corp.	551,155	38,718,639
MasTec, Inc. *	165,859	62,756,070
Middleby Corp. *	125,319	19,425,698
Modine Manufacturing Co. *	142,744	39,812,729
Mueller Industries, Inc.	300,483	38,642,114
Nextpower, Inc., Class A *	401,487	62,792,567
Nordson Corp.	143,235	41,155,713
nVent Electric PLC	436,326	72,862,079
Oshkosh Corp.	170,848	22,210,240
Owens Corning	222,105	27,945,251
Pentair PLC	442,872	31,373,052
QXO, Inc. *(a)	1,376,651	23,747,230
RBC Bearings, Inc. *	85,499	48,902,008
Regal Rexnord Corp.	179,422	36,200,183
Sensata Technologies Holding PLC	393,791	19,449,337
Simpson Manufacturing Co., Inc.	112,079	21,265,869
SiteOne Landscape Supply, Inc. *	119,860	13,016,796
Snap-on, Inc.	140,376	52,108,975
SPX Technologies, Inc. *	134,625	29,167,853
StandardAero, Inc. *	512,963	14,691,260
Stanley Black & Decker, Inc.	418,486	33,236,158
Sterling Infrastructure, Inc. *	83,041	71,485,014
Textron, Inc.	470,943	43,213,730
Timken Co.	171,387	21,934,108
Toro Co.	263,349	23,669,808
Trex Co., Inc. *	290,440	12,024,216
UFP Industries, Inc.	157,231	12,735,711
Valmont Industries, Inc.	53,270	27,690,279
Watsco, Inc.	94,371	34,643,594
Watts Water Technologies, Inc., Class A	74,150	22,910,867
WESCO International, Inc.	131,541	47,508,663
WillScot Holdings Corp.	490,821	12,628,824

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Woodward, Inc.	161,205	56,426,586
Zurn Elkay Water Solutions Corp.	401,042	18,848,974
		2,601,391,065

Commercial & Professional Services 2.1%
Amentum Holdings, Inc. *	416,858	9,683,611
Booz Allen Hamilton Holding Corp., Class A	325,727	25,791,064
CACI International, Inc., Class A *	59,671	30,641,655
Clean Harbors, Inc. *	135,957	38,207,996
ExlService Holdings, Inc. *	425,518	12,352,787
FTI Consulting, Inc. *	81,787	12,528,133
Genpact Ltd.	428,559	14,121,019
KBR, Inc.	343,109	11,991,660
Maximus, Inc.	147,459	9,132,136
MSA Safety, Inc.	98,559	16,341,082
Parsons Corp. *	143,091	8,456,678
Paycom Software, Inc.	132,165	18,459,486
Paylocity Holding Corp. *	118,028	13,564,958
RB Global, Inc.	502,121	53,400,568
Science Applications International Corp.	122,448	12,759,082
Tetra Tech, Inc.	704,129	19,356,506
		306,788,421

Consumer Discretionary Distribution & Retail 2.8%
Abercrombie & Fitch Co., Class A *	123,872	9,565,396
AutoNation, Inc. *	70,408	13,216,990
Bath & Body Works, Inc.	555,486	11,120,830
Burlington Stores, Inc. *	168,138	54,448,128
CarMax, Inc. *	382,987	17,088,880
Chewy, Inc., Class A *	646,861	14,580,247
Dick's Sporting Goods, Inc.	179,458	40,839,257
Etsy, Inc. *	266,693	18,113,788
Five Below, Inc. *	149,308	33,946,667
Floor & Decor Holdings, Inc., Class A *	290,942	14,954,419
GameStop Corp., Class A *	1,116,309	23,643,425
Gap, Inc.	612,505	12,954,481
Lithia Motors, Inc.	65,573	19,074,530
LKQ Corp.	691,036	18,740,896
Murphy USA, Inc.	45,685	23,117,980
Ollie's Bargain Outlet Holdings, Inc. *	165,549	13,513,765
Penske Automotive Group, Inc.	49,997	8,367,998
Pool Corp.	88,550	16,062,970
RH *	41,494	6,161,444
Urban Outfitters, Inc. *	145,984	10,605,737
Valvoline, Inc. *	344,473	11,625,964
Wayfair, Inc., Class A *	289,607	20,927,002
		412,670,794

Consumer Durables & Apparel 2.6%
Crocs, Inc. *	136,063	16,146,596
Hasbro, Inc.	360,170	31,035,849
Installed Building Products, Inc.	61,271	12,865,685
KB Home	171,304	8,369,913
Mattel, Inc. *	839,649	12,544,356
Meritage Homes Corp.	180,825	11,797,023
Mohawk Industries, Inc. *	140,540	15,096,807
Ralph Lauren Corp.	104,492	38,024,639
Somnigroup International, Inc.	567,603	40,191,968
Tapestry, Inc.	547,474	79,635,568
Taylor Morrison Home Corp. *	264,399	15,467,342
Toll Brothers, Inc.	256,423	35,524,842
TopBuild Corp. *	75,413	31,483,419
SECURITY	NUMBER OF SHARES	VALUE ($)
VF Corp.	886,992	15,238,523
Whirlpool Corp.	171,973	7,467,068
		370,889,598

Consumer Services 2.9%
ADT, Inc.	1,579,904	10,601,156
Aramark	710,196	37,910,263
Boyd Gaming Corp.	156,277	12,920,982
Bright Horizons Family Solutions, Inc. *	152,833	9,570,403
Brinker International, Inc. *	117,638	16,749,299
Caesars Entertainment, Inc. *	551,307	16,015,468
Cava Group, Inc. *	269,470	20,927,040
Choice Hotels International, Inc. (a)	56,112	6,109,475
Churchill Downs, Inc.	179,234	15,630,997
Duolingo, Inc. *	107,936	12,019,753
Dutch Bros, Inc., Class A *	343,224	19,906,992
H&R Block, Inc.	341,949	13,161,617
Hyatt Hotels Corp., Class A	111,809	20,277,680
Liberty Live Holdings, Inc., Class C *	189,234	18,753,089
MGM Resorts International *	518,312	22,634,685
Norwegian Cruise Line Holdings Ltd. *	1,233,173	22,616,393
Planet Fitness, Inc., Class A *	225,140	12,047,241
Service Corp. International	376,065	28,276,327
Stride, Inc. *	113,610	10,495,292
Texas Roadhouse, Inc.	178,784	32,291,966
Vail Resorts, Inc.	96,790	12,931,144
Wingstop, Inc.	75,073	11,783,458
Wyndham Hotels & Resorts, Inc.	204,400	16,405,144
Wynn Resorts Ltd.	228,078	23,086,055
		423,121,919

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	999,537	15,602,773
BJ's Wholesale Club Holdings, Inc. *	353,548	30,150,573
Casey's General Stores, Inc.	100,231	76,891,209
Maplebear, Inc. *	496,335	19,754,133
Performance Food Group Co. *	425,205	41,750,879
Sprouts Farmers Market, Inc. *	263,219	21,747,154
U.S. Foods Holding Corp. *	596,357	48,811,821
		254,708,542

Energy 3.3%
Antero Midstream Corp.	894,580	18,750,397
Antero Resources Corp. *	793,577	28,370,378
APA Corp.	959,818	34,966,170
Chord Energy Corp.	153,720	20,271,056
DT Midstream, Inc.	275,205	38,523,196
HF Sinclair Corp.	422,514	29,529,503
Matador Resources Co.	315,522	16,911,979
Noble Corp. PLC	340,064	15,806,175
NOV, Inc.	973,770	19,436,449
Ovintiv, Inc.	750,830	42,076,513
Permian Resources Corp., Class A	2,003,308	38,523,613
Range Resources Corp.	640,015	24,928,584
TechnipFMC PLC	1,093,844	74,840,807
Texas Pacific Land Corp.	156,586	61,538,298
Venture Global, Inc., Class A	1,295,697	15,600,192
		480,073,310

Equity Real Estate Investment Trusts (REITs) 5.4%
Agree Realty Corp.	324,627	24,071,092
Alexandria Real Estate Equities, Inc.	421,284	20,929,389
American Homes 4 Rent, Class A	880,848	28,257,604

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Americold Realty Trust, Inc.	769,891	12,079,590
Brixmor Property Group, Inc.	828,215	25,310,250
BXP, Inc.	398,389	23,907,324
Camden Property Trust	279,453	29,778,512
CareTrust REIT, Inc.	603,495	24,634,666
CubeSmart	616,070	24,642,800
EastGroup Properties, Inc.	143,894	29,053,638
Equity LifeStyle Properties, Inc.	524,737	32,413,004
Federal Realty Investment Trust	212,196	25,385,007
First Industrial Realty Trust, Inc.	358,019	22,150,636
Gaming & Leisure Properties, Inc.	766,040	35,980,899
Healthcare Realty Trust, Inc.	942,743	18,779,441
Healthpeak Properties, Inc.	1,878,125	35,966,094
Host Hotels & Resorts, Inc.	1,731,053	39,779,598
Kilroy Realty Corp.	295,422	10,124,112
Kimco Realty Corp.	1,822,784	43,892,639
Lamar Advertising Co., Class A	234,748	35,789,680
Lineage, Inc.	155,053	6,885,904
NNN REIT, Inc.	513,074	22,836,924
Omega Healthcare Investors, Inc.	800,033	37,409,543
Regency Centers Corp.	445,655	34,471,414
Rexford Industrial Realty, Inc.	621,901	22,058,828
STAG Industrial, Inc.	516,038	19,542,359
Terreno Realty Corp.	281,547	18,494,822
UDR, Inc.	814,427	30,052,356
Vornado Realty Trust	433,362	14,625,967
WP Carey, Inc.	592,583	44,100,027
		793,404,119

Financial Services 4.7%
Affiliated Managers Group, Inc.	76,005	23,018,114
AGNC Investment Corp.	2,998,426	31,213,615
Ally Financial, Inc.	759,947	32,533,331
Annaly Capital Management, Inc.	1,942,557	42,444,870
Blue Owl Capital, Inc.	1,705,973	17,537,402
Chime Financial, Inc., Class A *	93,909	1,746,707
Corebridge Financial, Inc.	689,695	18,621,765
Credit Acceptance Corp. *	16,172	9,276,906
Equitable Holdings, Inc.	765,495	31,653,218
Essent Group Ltd.	258,338	14,955,187
Evercore, Inc., Class A	104,554	35,638,276
FactSet Research Systems, Inc. (a)	100,216	24,600,022
Figure Technology Solutions, Inc., Class A *	85,520	3,023,132
Franklin Resources, Inc.	830,332	25,756,899
Houlihan Lokey, Inc.	146,896	20,809,287
Invesco Ltd.	1,202,248	34,215,978
Jack Henry & Associates, Inc.	194,966	26,577,765
Jackson Financial, Inc., Class A	191,305	19,725,459
Janus Henderson Group PLC	332,968	17,217,775
Jefferies Financial Group, Inc.	446,793	23,554,927
Lazard, Inc., Class A	304,938	14,432,716
MarketAxess Holdings, Inc.	100,838	13,112,974
MGIC Investment Corp.	592,676	14,947,289
Morningstar, Inc.	62,275	11,335,296
OneMain Holdings, Inc.	316,378	17,498,867
Rithm Capital Corp.	1,501,714	13,995,974
SEI Investments Co.	251,059	22,063,065
Starwood Property Trust, Inc.	940,039	16,055,866
Stifel Financial Corp.	412,917	28,966,128
TPG, Inc.	348,465	14,834,155
Tradeweb Markets, Inc., Class A	313,089	31,387,172
Voya Financial, Inc.	254,095	20,637,596
WEX, Inc. *	92,667	13,433,008
		686,820,741

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.9%
Brown-Forman Corp., Class B	616,950	15,867,954
Bunge Global SA	366,001	45,127,923
Campbell's Co. (a)	532,458	11,240,188
Celsius Holdings, Inc. *	432,585	14,392,103
Coca-Cola Consolidated, Inc.	152,810	26,475,861
Conagra Brands, Inc.	1,291,734	17,154,228
Darling Ingredients, Inc. *	427,295	25,253,134
Ingredion, Inc.	170,175	17,262,552
J.M. Smucker Co.	288,348	29,757,514
Lamb Weston Holdings, Inc.	375,708	16,223,071
Marzetti Co.	55,056	6,162,969
Molson Coors Beverage Co., Class B	457,278	18,076,199
Pilgrim's Pride Corp.	116,421	3,295,879
Post Holdings, Inc. *	114,446	10,510,721
Primo Brands Corp.	673,758	16,709,198
		273,509,494

Health Care Equipment & Services 4.1%
Align Technology, Inc. *	180,299	31,543,310
Baxter International, Inc.	1,390,019	26,104,557
Centene Corp. *	1,263,251	75,289,760
Chemed Corp.	38,300	16,331,503
Cooper Cos., Inc. *	530,369	32,463,887
DaVita, Inc. *	90,512	17,591,912
Doximity, Inc., Class A *	361,328	7,732,419
Encompass Health Corp.	271,843	28,774,582
Ensign Group, Inc.	155,840	26,126,576
Glaukos Corp. *	155,307	16,050,978
Globus Medical, Inc., Class A *	300,905	24,638,101
Guardant Health, Inc. *	348,281	45,168,563
HealthEquity, Inc. *	230,781	20,306,420
Henry Schein, Inc. *	270,326	20,701,565
Hims & Hers Health, Inc. *	563,791	14,743,135
Masimo Corp. *	123,438	22,027,511
Molina Healthcare, Inc. *	139,259	24,175,362
Option Care Health, Inc. *	428,904	8,951,227
Penumbra, Inc. *	106,066	33,760,808
Solventum Corp. *	398,380	29,858,581
Teleflex, Inc.	119,480	15,369,907
Tenet Healthcare Corp. *	237,646	41,664,097
Universal Health Services, Inc., Class B	149,584	21,855,718
		601,230,479

Household & Personal Products 0.3%
BellRing Brands, Inc. *	317,878	2,657,460
Clorox Co.	327,358	29,468,767
Coty, Inc., Class A *	1,012,338	2,156,280
elf Beauty, Inc. *	159,558	8,935,248
Reynolds Consumer Products, Inc.	146,397	3,172,423
		46,390,178

Insurance 3.4%
American Financial Group, Inc.	187,082	24,283,244
Assurant, Inc.	135,364	33,688,039
Axis Capital Holdings Ltd.	208,109	19,755,787
CNA Financial Corp.	59,318	2,494,915
Everest Group Ltd.	109,990	35,640,060
F&G Annuities & Life, Inc.	100,903	2,797,031
Fidelity National Financial, Inc.	690,508	32,695,554
First American Financial Corp.	275,639	18,255,571
Globe Life, Inc.	215,508	33,024,446
Hanover Insurance Group, Inc.	95,724	17,823,809
Kinsale Capital Group, Inc.	59,692	18,192,331

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lincoln National Corp.	456,623	16,114,226
Loews Corp.	456,886	47,310,545
Old Republic International Corp.	616,687	22,959,257
Primerica, Inc.	86,274	23,291,392
Reinsurance Group of America, Inc., Class A	177,579	35,647,208
RenaissanceRe Holdings Ltd.	117,730	33,005,605
RLI Corp.	248,117	12,415,775
Ryan Specialty Holdings, Inc.	309,439	9,855,632
Selective Insurance Group, Inc.	162,675	14,077,894
Unum Group	411,958	34,287,264
		487,615,585

Materials 6.1%
Albemarle Corp.	318,665	56,218,879
Alcoa Corp.	700,253	54,367,643
AptarGroup, Inc.	173,817	20,136,700
Avery Dennison Corp.	209,234	33,282,852
Axalta Coating Systems Ltd. *	577,408	17,766,844
Ball Corp.	724,651	39,616,670
Celanese Corp.	295,631	15,706,875
CF Industries Holdings, Inc.	421,765	47,385,298
Cleveland-Cliffs, Inc. *	1,541,828	20,968,861
Coeur Mining, Inc.	2,798,129	54,059,852
Commercial Metals Co.	299,746	22,795,683
Crown Holdings, Inc.	302,777	28,788,037
Eagle Materials, Inc.	84,936	18,786,145
Eastman Chemical Co.	308,219	23,384,576
FMC Corp.	338,190	4,619,675
Graphic Packaging Holding Co.	800,193	9,010,173
Louisiana-Pacific Corp.	171,466	13,096,573
Mosaic Co.	856,945	20,480,986
MP Materials Corp. *	363,863	23,541,936
NewMarket Corp.	21,137	16,351,161
Packaging Corp. of America	241,664	52,902,666
Reliance, Inc.	141,387	53,835,928
Royal Gold, Inc.	219,088	49,180,874
RPM International, Inc.	346,716	36,741,495
Solstice Advanced Materials, Inc.	429,644	36,188,914
Sonoco Products Co.	266,541	12,975,216
Steel Dynamics, Inc.	371,193	96,565,859
Westlake Corp.	90,310	7,841,617
		886,597,988

Media & Entertainment 2.3%
Liberty Broadband Corp., Class C *	364,135	12,293,197
Match Group, Inc.	637,728	23,041,113
New York Times Co., Class A	437,423	32,898,584
News Corp., Class A	1,379,615	36,007,951
Nexstar Media Group, Inc.	77,051	13,748,210
Omnicom Group, Inc.	850,706	61,854,833
Paramount Skydance Corp., Class B (a)	843,159	8,945,917
Pinterest, Inc., Class A *	1,581,615	31,711,381
Roku, Inc. *	353,523	46,021,624
Sirius XM Holdings, Inc.	507,840	14,991,437
Snap, Inc., Class A *	2,983,238	17,034,289
TKO Group Holdings, Inc.	179,149	36,757,792
Trump Media & Technology Group Corp. *	437,504	4,073,162
		339,379,490

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
Alkermes PLC *	446,238	18,826,781
Avantor, Inc. *	1,846,654	16,841,484
BioMarin Pharmaceutical, Inc. *	518,955	29,730,932
SECURITY	NUMBER OF SHARES	VALUE ($)
Bio-Rad Laboratories, Inc., Class A *	49,165	15,363,079
Bio-Techne Corp.	423,829	21,903,483
Bridgebio Pharma, Inc. *	459,045	30,416,322
Bruker Corp.	299,658	17,646,860
Charles River Laboratories International, Inc. *	133,341	24,096,052
Corcept Therapeutics, Inc. *	253,190	17,594,173
CRISPR Therapeutics AG *	259,544	14,581,182
Cytokinetics, Inc. *	356,940	27,398,714
Elanco Animal Health, Inc. *	1,345,136	32,081,494
Exelixis, Inc. *	703,070	35,490,974
Halozyme Therapeutics, Inc. *	317,701	21,139,825
Incyte Corp. *	452,041	43,730,446
Ionis Pharmaceuticals, Inc. *	438,447	33,541,195
Jazz Pharmaceuticals PLC *	164,310	38,857,672
Madrigal Pharmaceuticals, Inc. *	50,311	25,018,151
Medpace Holdings, Inc. *	60,580	27,085,924
Moderna, Inc. *	940,344	44,374,833
Neurocrine Biosciences, Inc. *	271,303	42,947,265
Repligen Corp. *	143,134	17,741,459
Revolution Medicines, Inc. *	530,570	83,554,164
Revvity, Inc.	306,266	32,020,110
Roivant Sciences Ltd. *	1,220,441	36,601,026
Royalty Pharma PLC, Class A	1,019,452	56,844,644
Sotera Health Co. *	713,449	11,158,342
Summit Therapeutics, Inc. *	416,668	7,308,357
Tempus AI, Inc., Class A *	275,243	13,891,514
United Therapeutics Corp. *	116,428	64,829,439
Vaxcyte, Inc. *	347,815	17,877,691
Viatris, Inc.	3,114,448	50,640,924
		971,134,511

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc. *	127,756	36,066,796
Zillow Group, Inc., Class C *	602,947	21,103,145
		57,169,941

Semiconductors & Semiconductor Equipment 3.1%
Allegro MicroSystems, Inc. *	335,959	16,082,357
Amkor Technology, Inc.	307,475	21,387,961
Cerebras Systems, Inc., Class A *	81,122	19,225,103
Cirrus Logic, Inc. *	137,883	23,433,216
Entegris, Inc.	411,016	57,044,911
Lattice Semiconductor Corp. *	369,724	54,379,006
MACOM Technology Solutions Holdings, Inc. *	174,439	63,607,437
MKS, Inc.	181,629	58,895,019
Onto Innovation, Inc. *	134,432	34,715,720
Qorvo, Inc. *	228,121	23,624,211
Rambus, Inc. *	290,930	42,318,678
Skyworks Solutions, Inc.	406,451	31,642,210
Universal Display Corp.	119,686	11,025,474
		457,381,303

Software & Services 5.1%
Akamai Technologies, Inc. *	388,866	58,151,022
Aurora Innovation, Inc. *	3,374,374	24,767,905
Bentley Systems, Inc., Class B	402,592	13,140,603
Bill Holdings, Inc. *	238,018	8,811,426
BitMine Immersion Technologies, Inc.	1,231,893	23,738,578
CCC Intelligent Solutions Holdings, Inc. *	1,576,363	7,408,906
Commvault Systems, Inc. *	119,105	14,143,719
Docusign, Inc. *	541,127	28,419,990
Dolby Laboratories, Inc., Class A	165,182	9,218,807
Dropbox, Inc., Class A *	471,175	12,665,184

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dynatrace, Inc. *	805,963	34,325,964
Elastic NV *	251,003	16,239,894
EPAM Systems, Inc. *	149,777	15,346,152
Guidewire Software, Inc. *	229,794	35,082,650
InterDigital, Inc.	69,368	17,486,979
Kyndryl Holdings, Inc. *	620,933	7,743,035
Manhattan Associates, Inc. *	161,748	24,270,287
Nutanix, Inc., Class A *	730,746	38,049,944
Okta, Inc. *	458,074	56,466,782
Pegasystems, Inc.	246,694	8,814,377
Procore Technologies, Inc. *	323,178	15,994,079
Qualys, Inc. *	97,084	10,610,310
Rubrik, Inc., Class A *	410,646	32,289,095
SailPoint, Inc. *	198,728	3,742,048
Samsara, Inc., Class A *	967,835	33,864,547
SentinelOne, Inc., Class A *	901,408	14,918,302
ServiceTitan, Inc., Class A *	154,907	11,209,071
SPS Commerce, Inc. *	102,783	5,832,935
Trimble, Inc. *	643,351	36,291,430
Twilio, Inc., Class A *	409,970	78,156,681
UiPath, Inc., Class A *	1,160,636	13,602,654
Unity Software, Inc. *	935,692	28,510,535
		739,313,891

Technology Hardware & Equipment 12.0%
Arrow Electronics, Inc. *	138,139	29,648,774
Ciena Corp. *	380,880	220,998,002
Cognex Corp.	447,806	29,488,025
Coherent Corp. *	506,961	183,251,193
F5, Inc. *	152,830	58,602,663
Fabrinet *	96,875	63,371,750
Flex Ltd. *	994,210	149,906,984
IonQ, Inc. *(a)	957,992	69,042,483
Littelfuse, Inc.	67,304	31,422,218
Lumentum Holdings, Inc. *	193,069	165,066,272
Novanta, Inc. *	96,727	15,411,513
Sandisk Corp. *	399,121	676,502,113
TD SYNNEX Corp.	202,756	52,976,088
		1,745,688,078

Telecommunication Services 0.5%
AST SpaceMobile, Inc. *	673,759	76,411,008

Transportation 2.9%
Alaska Air Group, Inc. *	310,749	14,300,669
American Airlines Group, Inc. *	1,784,117	26,119,473
CH Robinson Worldwide, Inc.	320,758	57,303,417
GXO Logistics, Inc. *	309,105	15,489,252
JB Hunt Transport Services, Inc.	202,074	55,859,316
Joby Aviation, Inc. *	1,640,792	19,525,425
Kirby Corp. *	146,498	20,596,154
Knight-Swift Transportation Holdings, Inc.	438,637	33,174,116
Landstar System, Inc.	92,088	19,053,007
Lyft, Inc., Class A *	1,077,057	15,197,274
Ryder System, Inc.	106,613	26,743,871
Saia, Inc. *	72,044	34,031,424
U-Haul Holding Co., Non Voting Shares	296,305	15,413,786
XPO, Inc. *	316,772	67,868,401
		420,675,585

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.0%
AES Corp.	1,923,575	28,218,845
Alliant Energy Corp.	695,088	49,775,252
Black Hills Corp.	203,909	14,848,653
Essential Utilities, Inc.	766,221	28,265,893
Evergy, Inc.	622,511	51,070,803
Fervo Energy Co., Class A *(a)	187,300	6,866,418
IDACORP, Inc.	146,045	20,485,732
National Fuel Gas Co.	257,448	19,887,858
NiSource, Inc.	1,293,979	59,807,709
OGE Energy Corp.	555,003	26,212,792
Oklo, Inc. *	333,481	22,303,209
Pinnacle West Capital Corp.	324,007	32,316,458
Portland General Electric Co.	304,367	15,254,874
Talen Energy Corp. *	123,543	47,786,433
UGI Corp.	579,697	20,243,019
		443,343,948
Total Common Stocks (Cost $10,124,445,411)		14,563,385,685

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (b)	8,759,519	8,759,519
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (b)(c)	110,812,210	110,812,210
		119,571,729
Total Short-Term Investments (Cost $119,571,729)		119,571,729
Total Investments in Securities (Cost $10,244,017,140)		14,682,957,414

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	49	18,286,800	333,057

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $108,632,875.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,563,385,685	$—	$—	$14,563,385,685
Short-Term Investments[1]	119,571,729	—	—	119,571,729
Futures Contracts[2]	333,057	—	—	333,057
Total	$14,683,290,471	$—	$—	$14,683,290,471

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.3%
Adient PLC *	377,391	8,627,158
Dana, Inc.	539,165	19,091,833
Dauch Corp. *	1,138,992	7,562,907
Dorman Products, Inc. *	133,179	16,503,542
Fox Factory Holding Corp. *	199,368	3,596,599
Garrett Motion, Inc.	636,352	20,846,891
Gentex Corp.	1,049,703	25,360,824
Gentherm, Inc. *	145,885	5,060,751
Goodyear Tire & Rubber Co. *	1,384,756	8,447,012
Harley-Davidson, Inc.	569,127	13,761,491
Holley, Inc. *	268,580	733,223
Kodiak AI, Inc. *(a)	498,423	3,508,898
LCI Industries	115,866	12,631,711
Lear Corp.	244,005	34,921,996
Livewire Group, Inc. *(a)	104,792	147,757
Mobileye Global, Inc., Class A *	798,033	8,251,661
Patrick Industries, Inc.	160,137	14,495,601
Phinia, Inc.	182,629	14,109,917
QuantumScape Corp. *	2,247,324	20,180,970
Solid Power, Inc. *	888,997	2,942,580
Standard Motor Products, Inc.	99,917	3,915,747
Stoneridge, Inc. *	133,783	999,359
Thor Industries, Inc.	253,728	20,064,810
Visteon Corp.	130,780	15,469,966
Winnebago Industries, Inc.	135,692	4,028,695
XPEL, Inc. *	120,120	5,491,886
		290,753,785

Banks 7.5%
1st Source Corp.	88,213	6,511,884
Amalgamated Financial Corp.	100,926	4,186,410
Amerant Bancorp, Inc.	181,435	4,122,203
Ameris Bancorp	308,455	26,005,841
Arrow Financial Corp.	68,686	2,520,776
Associated Banc-Corp.	787,377	21,896,954
Atlantic Union Bankshares Corp.	681,619	25,642,507
Axos Financial, Inc. *	272,884	23,716,348
Banc of California, Inc.	647,612	12,447,103
BancFirst Corp.	99,727	10,998,891
Bancorp, Inc. *	202,913	11,192,681
Bank First Corp.	49,255	6,847,430
Bank of Hawaii Corp.	191,785	14,690,731
Bank of Marin Bancorp	76,581	1,978,853
Bank OZK	499,237	24,158,078
BankUnited, Inc.	356,120	16,520,407
Banner Corp.	163,623	10,635,495
Beacon Financial Corp.	401,367	11,675,766
Burke & Herbert Financial Services Corp.	80,581	5,124,952
Business First Bancshares, Inc.	159,060	4,530,029
Byline Bancorp, Inc.	157,323	5,205,818
Camden National Corp.	80,561	4,030,467
Capital City Bank Group, Inc.	65,609	2,994,395
Capitol Federal Financial, Inc.	579,152	4,500,011
Cathay General Bancorp	322,697	18,606,709
Central BanCo, Inc. (a)	163,376	4,639,878
SECURITY	NUMBER OF SHARES	VALUE ($)
Central Pacific Financial Corp.	127,890	4,394,300
Citizens Financial Services, Inc.	23,143	1,504,989
City Holding Co.	69,363	8,622,515
CNB Financial Corp.	138,635	4,251,935
Coastal Financial Corp. *	62,305	4,434,870
Columbia Banking System, Inc.	1,417,188	42,005,452
Columbia Financial, Inc. *	128,391	2,584,511
Community Financial System, Inc.	253,501	16,132,804
Community Trust Bancorp, Inc.	72,672	4,858,850
ConnectOne Bancorp, Inc.	240,384	7,228,347
Customers Bancorp, Inc. *	153,482	11,532,637
CVB Financial Corp.	800,633	16,300,888
Dime Community Bancshares, Inc.	195,113	7,301,128
Eagle Bancorp, Inc.	131,543	3,589,808
Eastern Bankshares, Inc.	1,039,091	20,501,265
Enterprise Financial Services Corp.	177,446	10,755,002
Equity Bancshares, Inc., Class A	73,762	3,400,428
Esquire Financial Holdings, Inc.	31,905	3,506,040
FB Financial Corp.	193,104	10,174,650
Financial Institutions, Inc.	94,033	3,406,816
First BanCorp	747,230	17,918,575
First Bancorp/Southern Pines NC	199,837	11,756,411
First Busey Corp.	419,481	11,481,195
First Commonwealth Financial Corp.	490,664	9,293,176
First Community Bankshares, Inc.	87,299	3,763,460
First Financial Bancorp	498,606	15,337,121
First Financial Bankshares, Inc.	625,444	20,439,510
First Financial Corp.	56,765	3,927,003
First Hawaiian, Inc.	589,692	15,909,890
First Interstate BancSystem, Inc., Class A	423,079	15,061,612
First Merchants Corp.	295,620	11,913,486
First Mid Bancshares, Inc.	105,922	4,665,864
Firstsun Capital Bancorp *	116,658	4,135,526
Five Star Bancorp	82,077	3,466,112
Flagstar Bank NA	1,437,215	20,207,243
Flushing Financial Corp.	159,860	2,552,964
FNB Corp.	1,718,704	30,042,946
Fulton Financial Corp.	920,546	19,966,643
GBank Financial Holdings, Inc. *	43,434	1,293,899
German American Bancorp, Inc.	179,604	7,852,287
Glacier Bancorp, Inc.	617,732	29,373,157
Great Southern Bancorp, Inc.	40,158	2,881,336
Hancock Whitney Corp.	395,111	26,914,961
Hanmi Financial Corp.	142,738	4,299,269
HBT Financial, Inc.	55,799	1,597,525
Heritage Financial Corp.	198,667	5,413,676
Hilltop Holdings, Inc.	200,357	7,557,466
Hingham Institution For Savings	9,233	2,671,938
Home BancShares, Inc.	879,035	23,522,977
HomeTrust Bancshares, Inc.	64,913	3,016,507
Hope Bancorp, Inc.	619,483	7,768,317
Horizon Bancorp, Inc.	242,894	4,505,684
Independent Bank Corp.	98,786	3,390,335
Independent Bank Corp.	237,968	18,818,509
International Bancshares Corp.	259,745	18,743,199
Kearny Financial Corp.	274,519	2,262,037
Lakeland Financial Corp.	121,469	7,364,665
Live Oak Bancshares, Inc.	171,622	6,526,785
Mechanics Bancorp, Class A	229,630	3,380,154
Mercantile Bank Corp.	83,451	4,422,068

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Metrocity Bankshares, Inc.	101,253	3,306,923
Metropolitan Bank Holding Corp.	53,306	4,771,953
Mid Penn Bancorp, Inc.	100,187	3,271,106
Midland States Bancorp, Inc.	103,191	2,868,710
National Bank Holdings Corp., Class A	215,826	9,028,002
NB Bancorp, Inc.	186,677	3,739,140
NBT Bancorp, Inc.	250,354	11,576,369
Nicolet Bankshares, Inc.	93,556	13,123,100
Northeast Bank	36,043	4,532,047
Northfield Bancorp, Inc.	172,161	2,441,243
Northpointe Bancshares, Inc.	49,469	844,930
Northwest Bancshares, Inc.	701,945	9,932,522
OceanFirst Financial Corp.	273,023	5,130,102
OFG Bancorp	207,728	9,464,088
Old National Bancorp	1,664,453	39,963,517
Old Second Bancorp, Inc.	255,554	5,448,411
Origin Bancorp, Inc.	139,848	6,665,156
Orrstown Financial Services, Inc.	93,118	3,457,471
Park National Corp.	77,098	13,226,933
Pathward Financial, Inc.	104,739	8,613,735
Peapack-Gladstone Financial Corp.	76,410	3,304,732
Peoples Bancorp, Inc.	167,111	5,812,121
Pinnacle Financial Partners, Inc.	723,607	70,725,348
Popular, Inc.	315,785	46,903,546
Preferred Bank	54,988	5,268,950
Prosperity Bancshares, Inc.	485,854	33,504,492
Provident Financial Services, Inc.	625,275	13,874,852
QCR Holdings, Inc.	80,270	7,396,880
Renasant Corp.	454,569	18,510,050
Republic Bancorp, Inc., Class A	45,787	3,706,458
S&T Bancorp, Inc.	179,912	8,112,232
Seacoast Banking Corp. of Florida	467,097	14,157,710
ServisFirst Bancshares, Inc.	241,337	18,821,873
Simmons First National Corp., Class A	696,511	14,940,161
SmartFinancial, Inc.	69,249	2,887,683
South Plains Financial, Inc.	58,369	2,369,198
Southern Missouri Bancorp, Inc.	45,435	3,137,741
Southside Bancshares, Inc.	134,397	4,402,846
Southstate Bank Corp.	476,643	45,161,924
Stellar Bancorp, Inc.	219,561	8,198,408
Stock Yards Bancorp, Inc.	131,162	9,409,562
Texas Capital Bancshares, Inc. *	211,810	21,072,977
TFS Financial Corp.	241,316	3,839,338
Tompkins Financial Corp.	60,879	5,244,726
Towne Bank	413,019	14,071,557
TriCo Bancshares	155,790	7,914,132
Triumph Financial, Inc. *	109,107	7,773,874
TrustCo Bank Corp.	85,723	4,441,309
Trustmark Corp.	284,362	12,557,426
UMB Financial Corp.	343,341	45,066,940
United Bankshares, Inc.	669,471	29,061,736
United Community Banks, Inc.	578,335	19,056,138
Univest Financial Corp.	137,279	5,414,284
Valley National Bancorp	2,303,291	31,716,317
WaFd, Inc.	363,019	12,908,956
Washington Trust Bancorp, Inc.	90,894	2,960,418
WesBanco, Inc.	462,011	16,008,681
Westamerica BanCorp	119,123	6,610,135
Wintrust Financial Corp.	321,674	48,325,085
WSFS Financial Corp.	256,638	18,336,785
		1,701,676,379

Capital Goods 13.4%
3D Systems Corp. *	692,433	2,471,986
AAON, Inc.	325,324	45,610,425
AAR Corp. *	187,424	21,107,691
SECURITY	NUMBER OF SHARES	VALUE ($)
AirJoule Technologies Corp. *	154,295	692,785
AIRO Group Holdings, Inc. *(a)	49,077	440,711
Alamo Group, Inc.	51,589	7,774,978
Albany International Corp., Class A	137,955	8,924,309
Alliance Laundry Holdings, Inc. *	182,432	4,606,408
Allient, Inc.	71,125	5,630,255
Allison Transmission Holdings, Inc.	399,776	45,386,569
Ameresco, Inc., Class A *	145,856	5,247,899
American Superconductor Corp. *	228,581	11,643,916
Amprius Technologies, Inc. *	626,117	12,697,653
Apogee Enterprises, Inc.	102,447	3,934,989
Applied Industrial Technologies, Inc.	179,021	54,388,370
Archer Aviation, Inc., Class A *	2,960,916	20,163,838
Arcosa, Inc.	235,892	29,899,311
Argan, Inc.	66,649	44,456,216
Armstrong World Industries, Inc.	207,477	32,760,618
Array Technologies, Inc. *	729,984	6,628,255
Astec Industries, Inc.	109,001	5,489,290
Astronics Corp. *	151,638	13,192,506
ATI, Inc. *	652,804	114,345,149
Atkore, Inc.	161,971	13,412,819
Atmus Filtration Technologies, Inc.	392,226	18,348,332
AZZ, Inc.	143,442	19,437,825
Beta Technologies, Inc., Class A *	146,036	2,678,300
Blue Bird Corp. *	151,482	10,265,935
BlueLinx Holdings, Inc. *	37,623	1,956,020
Boise Cascade Co.	177,272	12,359,404
Bowman Consulting Group Ltd. *	68,061	2,145,963
Cadre Holdings, Inc.	137,817	4,291,621
CECO Environmental Corp. *(a)	145,715	10,892,196
Centuri Holdings, Inc. *	400,242	12,303,439
ChargePoint Holdings, Inc. *(a)	104,175	790,688
Chart Industries, Inc. *	216,101	44,910,110
Columbus McKinnon Corp.	137,211	2,189,888
Construction Partners, Inc., Class A *	230,120	26,802,076
CSW Industrials, Inc.	79,137	21,918,575
Custom Truck One Source, Inc. *	288,969	2,768,323
Distribution Solutions Group, Inc. *	30,793	831,411
DNOW, Inc. *	890,409	11,388,331
Douglas Dynamics, Inc.	109,789	4,891,100
Ducommun, Inc. *	66,442	10,113,801
DXP Enterprises, Inc. *	60,825	8,823,275
Dycom Industries, Inc. *	143,849	73,362,990
Energy Recovery, Inc. *	253,715	2,072,852
Energy Vault Holdings, Inc. *	555,555	2,805,553
Enerpac Tool Group Corp.	253,508	8,489,983
EnerSys	177,043	40,360,493
Enovix Corp. *(a)	937,569	7,481,801
Enpro, Inc.	101,203	31,068,309
Eos Energy Enterprises, Inc. *(a)	1,554,097	13,101,038
EquipmentShare.com, Inc., Class A *(a)	141,550	2,949,902
Esab Corp.	274,490	25,371,111
ESCO Technologies, Inc.	124,445	36,325,496
Eve Holding, Inc. *	480,100	1,656,345
Everus Construction Group, Inc. *	245,345	36,499,976
Federal Signal Corp.	291,593	31,112,973
Firefly Aerospace, Inc. *	128,732	5,984,751
Flowserve Corp.	610,408	46,091,908
Fluence Energy, Inc. *	405,956	7,664,449
Fluor Corp. *	774,353	35,434,393
Forgent Power Solutions, Inc. *	425,473	23,256,354
Franklin Electric Co., Inc.	183,979	18,099,854
Gates Industrial Corp. PLC *	1,218,283	31,577,895
GATX Corp.	171,411	28,982,172
Gibraltar Industries, Inc. *	143,454	5,544,497
Global Industrial Co.	66,292	2,015,277
Gorman-Rupp Co.	99,205	7,435,415
Graham Corp. *	50,258	5,032,836

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Granite Construction, Inc.	208,807	28,573,150
Greenbrier Cos., Inc.	148,971	7,018,024
Griffon Corp.	188,425	16,577,632
Hayward Holdings, Inc. *	954,719	13,471,085
Helios Technologies, Inc.	159,729	13,271,883
Herc Holdings, Inc.	147,424	19,607,392
Hexcel Corp.	364,064	32,689,307
Hillman Solutions Corp. *	942,940	7,034,332
Hyliion Holdings Corp. *	605,056	4,229,341
Hyster-Yale, Inc.	54,662	1,985,324
IES Holdings, Inc. *	42,045	28,521,226
Insteel Industries, Inc.	92,511	2,543,127
Intuitive Machines, Inc. *	539,003	23,624,502
Janus International Group, Inc. *	662,219	3,536,249
JBT Marel Corp.	249,331	33,507,593
JELD-WEN Holding, Inc. *	406,099	877,174
Kadant, Inc.	56,632	18,075,802
Karman Holdings, Inc. *	387,632	22,288,840
Kennametal, Inc.	367,081	12,040,257
Legence Corp., Class A *	230,852	19,331,546
Limbach Holdings, Inc. *	53,106	4,113,060
Lindsay Corp.	50,682	5,539,036
Loar Holdings, Inc. *	170,346	10,983,910
LSI Industries, Inc.	148,074	3,587,833
Madison Air Solutions Corp., Class A *(a)	394,995	17,170,433
Manitowoc Co., Inc. *	169,821	2,008,982
Masterbrand, Inc. *	964,848	8,374,881
McGrath RentCorp	118,656	12,932,317
Mercury Systems, Inc. *	253,586	28,325,556
Microvast Holdings, Inc. *	946,044	1,466,368
Miller Industries, Inc.	54,323	2,602,615
Modine Manufacturing Co. *	253,285	70,643,719
Moog, Inc., Class A	136,507	49,138,425
MSC Industrial Direct Co., Inc., Class A	219,478	24,026,257
Mueller Industries, Inc.	533,565	68,616,459
Mueller Water Products, Inc., Class A	749,782	18,902,004
MYR Group, Inc. *	74,453	34,625,112
NANO Nuclear Energy, Inc. *(a)	181,182	5,232,536
National Presto Industries, Inc.	25,492	3,226,522
Net Power, Inc. *	181,262	364,337
Nextpower, Inc., Class A *	713,305	111,560,902
NPK International, Inc. *	403,287	5,855,727
NuScale Power Corp. *	735,438	9,317,999
Omega Flex, Inc.	16,926	511,673
Oshkosh Corp.	303,532	39,459,160
Plug Power, Inc. *	6,682,099	26,394,291
Powell Industries, Inc.	136,508	38,825,605
Power Solutions International, Inc. *	31,937	1,331,134
Preformed Line Products Co.	12,630	4,670,827
Primoris Services Corp.	259,566	32,648,211
Proto Labs, Inc. *	114,290	8,658,610
Quanex Building Products Corp.	222,744	4,145,266
Red Cat Holdings, Inc. *(a)	618,364	8,966,278
Redwire Corp. *	375,863	9,234,954
Resideo Technologies, Inc. *	663,283	20,740,859
Rush Enterprises, Inc., Class A	328,284	22,759,930
Sensata Technologies Holding PLC	699,326	34,539,711
SES AI Corp. *(a)	1,252,958	1,641,375
Shoals Technologies Group, Inc., Class A *	799,487	9,953,613
Simpson Manufacturing Co., Inc.	199,375	37,829,413
SiteOne Landscape Supply, Inc. *	213,386	23,173,720
Solv Energy, Inc., Class A *	116,429	4,136,722
Southland Holdings, Inc. *	70,534	86,051
SPX Technologies, Inc. *	239,350	51,857,571
Standex International Corp.	58,417	16,182,093
Sterling Infrastructure, Inc. *	147,543	127,010,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunrun, Inc. *	1,117,879	18,690,937
Symbotic, Inc. *	284,848	13,224,068
Tecnoglass, Inc.	125,465	5,406,287
Tennant Co.	87,401	7,526,100
Terex Corp.	546,979	31,823,238
Terrestrial Energy, Inc. *	251,829	2,299,199
Thermon Group Holdings, Inc. *	157,561	9,633,280
Timken Co.	304,753	39,002,289
Titan International, Inc. *	227,761	1,644,434
Titan Machinery, Inc. *	96,264	2,100,480
Transcat, Inc. *	44,499	3,761,055
Trinity Industries, Inc.	384,091	12,459,912
Tutor Perini Corp.	213,394	15,255,537
UFP Industries, Inc.	279,219	22,616,739
V2X, Inc. *	98,174	8,161,205
Valmont Industries, Inc.	94,596	49,171,947
Vicor Corp. *	109,244	36,579,261
Virgin Galactic Holdings, Inc. *(a)	348,387	2,153,032
Voyager Technologies, Inc., Class A *	63,140	3,127,324
VSE Corp.	138,052	25,560,328
Wabash National Corp.	193,967	1,538,158
Watts Water Technologies, Inc., Class A	131,693	40,690,503
Willis Lease Finance Corp.	14,877	2,633,378
WillScot Holdings Corp.	873,887	22,485,113
Worthington Enterprises, Inc.	149,882	8,508,801
Xometry, Inc., Class A *	210,540	20,062,357
York Space Systems, Inc. *(a)	90,419	2,951,276
Zurn Elkay Water Solutions Corp.	713,319	33,525,993
		3,045,561,172

Commercial & Professional Services 2.8%
ABM Industries, Inc.	280,999	10,975,821
ACCO Brands Corp.	430,423	1,704,475
ACV Auctions, Inc., Class A *	820,847	5,392,965
Alight, Inc., Class A	2,207,486	2,080,114
Amentum Holdings, Inc. *	738,476	17,154,797
Barrett Business Services, Inc.	123,100	4,005,674
BlackSky Technology, Inc. *	147,974	7,172,300
Brady Corp., Class A	209,819	18,061,220
BrightView Holdings, Inc. *	334,616	4,135,854
Brink's Co.	199,398	20,741,380
Casella Waste Systems, Inc., Class A *	299,620	24,619,775
CBIZ, Inc. *	236,106	7,838,719
Cimpress PLC *	70,438	6,942,369
Clarivate PLC *	2,139,661	5,413,342
Concentrix Corp.	212,272	6,005,175
Conduent, Inc. *	755,495	1,307,006
CoreCivic, Inc. *	480,645	10,131,997
CRA International, Inc.	31,781	4,409,614
Deluxe Corp.	214,028	5,198,740
Ennis, Inc.	121,574	2,487,404
Enviri Corp. *	385,135	7,991,551
ExlService Holdings, Inc. *	753,460	21,872,944
Exponent, Inc.	240,575	14,030,334
First Advantage Corp. *	381,589	6,105,424
Forrester Research, Inc. *	57,857	407,892
Franklin Covey Co. *	45,600	1,081,632
FTI Consulting, Inc. *	145,158	22,235,302
GEO Group, Inc. *	657,952	14,915,772
Healthcare Services Group, Inc. *	339,707	6,997,964
HNI Corp.	331,802	10,348,904
Huron Consulting Group, Inc. *	76,502	8,215,550
ICF International, Inc.	88,046	6,061,087
Innodata, Inc. *	152,593	16,019,213
Insperity, Inc.	170,864	5,889,682
Interface, Inc.	278,662	8,248,395

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kelly Services, Inc., Class A	151,224	1,757,223
Kforce, Inc.	78,938	3,709,297
Korn Ferry	251,111	17,572,748
Legalzoom.com, Inc. *	546,519	3,437,604
Liquidity Services, Inc. *	113,927	4,125,297
ManpowerGroup, Inc.	220,696	6,980,614
Maximus, Inc.	262,625	16,264,366
Millerknoll, Inc.	331,402	5,362,084
MSA Safety, Inc.	174,964	29,009,031
Onterris, Inc. *	157,183	2,516,500
OPENLANE, Inc. *	510,963	19,467,690
Pitney Bowes, Inc.	709,468	11,422,435
Planet Labs PBC *	1,342,326	68,646,552
Resources Connection, Inc.	154,765	699,538
Robert Half, Inc.	475,668	14,003,666
Science Applications International Corp.	216,732	22,583,474
TaskUS, Inc., Class A	80,032	506,603
TIC Solutions, Inc. *	867,521	7,087,647
TriNet Group, Inc.	141,915	6,482,677
TrueBlue, Inc. *(b)	146,303	908,542
TTEC Holdings, Inc. *	96,448	262,339
UL Solutions, Inc., Class A	370,623	36,876,988
UniFirst Corp.	69,838	18,536,402
Upwork, Inc. *	624,569	5,508,699
Verra Mobility Corp. *	762,325	3,438,086
Vestis Corp. *	536,822	6,935,740
Willdan Group, Inc. *	66,732	6,061,935
		636,364,164

Consumer Discretionary Distribution & Retail 2.4%
1-800-Flowers.com, Inc., Class A *(a)	128,351	586,564
Abercrombie & Fitch Co., Class A *	220,563	17,031,875
Academy Sports & Outdoors, Inc.	320,769	16,936,603
Advance Auto Parts, Inc.	289,022	17,410,685
American Eagle Outfitters, Inc.	754,698	11,924,228
America's Car-Mart, Inc. *	37,896	465,742
Arhaus, Inc.	257,799	1,745,299
Arko Corp.	379,686	2,946,363
Asbury Automotive Group, Inc. *	93,681	17,584,861
AutoNation, Inc. *	125,246	23,511,179
BARK, Inc. *	29,305	295,687
Bed Bath & Beyond, Inc. *	349,191	2,140,541
Bob's Discount Furniture, Inc. *	92,733	1,261,169
Boot Barn Holdings, Inc. *	145,937	24,790,318
Buckle, Inc.	143,818	6,596,932
Build-A-Bear Workshop, Inc.	55,888	2,079,593
Caleres, Inc.	161,759	2,355,211
Camping World Holdings, Inc., Class A	298,094	2,185,029
Chewy, Inc., Class A *	1,145,674	25,823,492
Designer Brands, Inc., Class A	166,368	1,284,361
Dillard's, Inc., Class A	14,568	8,598,179
Five Below, Inc. *	265,129	60,279,729
Gap, Inc.	1,091,020	23,075,073
Genesco, Inc. *	47,053	1,805,424
GigaCloud Technology, Inc., Class A *	122,551	4,416,738
Gold.com, Inc.	96,287	4,073,903
Group 1 Automotive, Inc.	56,688	17,932,682
Groupon, Inc. *(a)	136,706	2,765,562
Haverty Furniture Cos., Inc.	66,554	1,543,387
Kohl's Corp.	538,619	7,734,569
Lands' End, Inc. *	51,064	600,002
Macy's, Inc.	1,278,996	27,830,953
MarineMax, Inc. *	94,072	3,239,840
Monro, Inc. (a)	142,551	2,344,964
National Vision Holdings, Inc. *	378,445	6,338,954
Ollie's Bargain Outlet Holdings, Inc. *	295,215	24,098,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Outdoor Holding Co. *	510,060	1,050,724
Pattern Group, Inc., Class A *	102,676	1,929,282
Petco Health & Wellness Co., Inc. *	435,884	1,312,011
RealReal, Inc. *	469,740	4,528,294
Revolve Group, Inc. *	192,672	3,776,371
RH *	74,090	11,001,624
Sally Beauty Holdings, Inc. *	467,153	6,203,792
Savers Value Village, Inc. *	177,972	1,592,849
Shoe Carnival, Inc.	84,003	1,486,853
Signet Jewelers Ltd.	195,816	17,112,360
Sleep Number Corp. *(a)	108,999	129,709
Sonic Automotive, Inc., Class A	70,953	5,862,137
Stitch Fix, Inc., Class A *	564,948	2,011,215
ThredUp, Inc., Class A *	468,414	2,178,125
Torrid Holdings, Inc. *(a)	100,688	161,101
Upbound Group, Inc.	248,923	4,781,811
Urban Outfitters, Inc. *	258,725	18,796,371
Valvoline, Inc. *	611,065	20,623,444
Victoria's Secret & Co. *	385,666	21,211,630
Warby Parker, Inc., Class A *	477,032	11,696,825
Wayfair, Inc., Class A *	513,777	37,125,526
Winmark Corp.	14,340	5,428,694
Zumiez, Inc. *	62,953	1,550,532
		557,185,371

Consumer Durables & Apparel 2.3%
Acushnet Holdings Corp.	132,237	11,740,001
Beazer Homes USA, Inc. *	130,989	3,325,811
Brunswick Corp.	312,705	26,192,171
Callaway Golf Co. *	673,059	10,365,109
Capri Holdings Ltd. *	575,301	10,648,821
Carter's, Inc.	176,581	6,814,261
Cavco Industries, Inc. *	37,235	19,977,322
Century Communities, Inc.	121,395	6,412,084
Champion Homes, Inc. *	265,518	19,550,090
Columbia Sportswear Co.	121,889	8,066,614
Crocs, Inc. *	240,851	28,581,788
Dream Finders Homes, Inc., Class A *	137,295	2,122,581
Ethan Allen Interiors, Inc.	110,802	2,284,737
Figs, Inc., Class A *	749,189	8,810,463
Funko, Inc., Class A *	196,435	1,115,751
G-III Apparel Group Ltd.	179,233	5,794,603
GoPro, Inc., Class A *(a)	627,253	784,066
Green Brick Partners, Inc. *	146,639	9,862,939
Helen of Troy Ltd. *	109,892	2,982,469
Hovnanian Enterprises, Inc., Class A *	22,683	2,503,296
Installed Building Products, Inc.	108,831	22,852,333
Johnson Outdoors, Inc., Class A	28,540	1,277,450
KB Home	303,807	14,844,010
Kontoor Brands, Inc.	246,099	17,662,525
Latham Group, Inc. *	223,233	1,178,670
La-Z-Boy, Inc.	199,132	7,483,381
Legacy Housing Corp. *	42,954	1,031,325
Leggett & Platt, Inc.	655,837	6,735,446
Levi Strauss & Co., Class A (a)	469,278	10,887,250
LGI Homes, Inc. *	96,929	4,634,175
M/I Homes, Inc. *	125,768	16,553,584
Malibu Boats, Inc., Class A *	91,436	2,510,833
Mattel, Inc. *	1,490,323	22,265,426
Meritage Homes Corp.	320,389	20,902,178
Movado Group, Inc.	74,476	2,850,941
Newell Brands, Inc.	2,029,845	6,901,473
Oxford Industries, Inc.	66,890	2,984,632
Peloton Interactive, Inc., Class A *	1,968,359	12,597,498
Polaris, Inc.	256,989	18,135,714
Purple Innovation, Inc. *	280,921	112,734

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PVH Corp.	219,944	20,516,376
Smith & Wesson Brands, Inc.	211,073	3,212,531
Sonos, Inc. *	578,946	9,135,768
Steven Madden Ltd.	349,711	15,191,446
Sturm Ruger & Co., Inc.	77,048	3,011,806
Taylor Morrison Home Corp. *	468,640	27,415,440
Traeger, Inc. *	6,338	440,871
Under Armour, Inc., Class A *	1,468,628	8,620,846
VF Corp.	1,578,418	27,117,221
Whirlpool Corp. (a)	305,854	13,280,181
Wolverine World Wide, Inc.	395,716	6,944,816
YETI Holdings, Inc. *	372,578	17,872,567
		535,096,424

Consumer Services 3.1%
Accel Entertainment, Inc. *	282,476	3,358,640
Bally's Corp. *(a)	34,033	482,588
Biglari Holdings, Inc., Class B *	4,427	1,285,955
BJ's Restaurants, Inc. *	102,814	4,837,399
Black Rock Coffee Bar, Inc., Class A *	78,859	656,107
Bloomin' Brands, Inc.	362,594	3,060,293
Boyd Gaming Corp.	277,281	22,925,593
Bright Horizons Family Solutions, Inc. *	271,645	17,010,410
Brinker International, Inc. *	209,272	29,796,147
Caesars Entertainment, Inc. *	981,288	28,506,416
Carriage Services, Inc.	75,078	3,092,463
Cheesecake Factory, Inc.	219,499	14,495,714
Chegg, Inc. *	573,304	751,028
Choice Hotels International, Inc. (a)	99,688	10,854,029
Coursera, Inc. *	1,046,232	5,639,191
Covista, Inc. *	165,793	19,530,415
Cracker Barrel Old Country Store, Inc.	106,306	3,595,269
Dave & Buster's Entertainment, Inc. *	129,186	1,727,217
Dine Brands Global, Inc.	68,415	2,146,863
Driven Brands Holdings, Inc. *	282,236	3,906,146
Dutch Bros, Inc., Class A *	609,407	35,345,606
El Pollo Loco Holdings, Inc. *	124,951	1,858,021
First Watch Restaurant Group, Inc. *	218,011	2,535,468
Frontdoor, Inc. *	346,185	21,487,703
Global Business Travel Group I *	582,749	5,442,876
Graham Holdings Co., Class B	16,276	17,859,492
Grand Canyon Education, Inc. *	132,655	19,878,352
H&R Block, Inc.	608,117	23,406,423
Hilton Grand Vacations, Inc. *	286,709	14,914,602
Hyatt Hotels Corp., Class A	198,372	35,976,746
Jack in the Box, Inc. *(a)	90,510	1,126,850
KinderCare Learning Cos., Inc. *	150,352	577,352
Krispy Kreme, Inc. *	450,758	1,586,668
Kura Sushi USA, Inc., Class A *	30,312	1,703,231
Laureate Education, Inc. *	642,765	20,562,052
Liberty Live Holdings, Inc., Class C *	336,440	33,341,204
Life Time Group Holdings, Inc. *	730,303	24,158,423
Lincoln Educational Services Corp. *	142,206	6,586,982
Lindblad Expeditions Holdings, Inc. *	211,189	4,846,788
Lucky Strike Entertainment Corp., Class A (a)	73,334	600,605
Marriott Vacations Worldwide Corp.	133,320	11,316,202
Matthews International Corp., Class A	150,651	3,998,278
McGraw Hill, Inc. *	117,734	1,417,517
Monarch Casino & Resort, Inc.	58,421	7,025,710
Navan, Inc., Class A *	176,749	3,777,126
OneSpaWorld Holdings Ltd.	488,053	11,591,259
Papa John's International, Inc. (a)	156,584	5,356,739
Penn Entertainment, Inc. *	611,529	11,515,091
Perdoceo Education Corp.	290,524	9,407,167
SECURITY	NUMBER OF SHARES	VALUE ($)
Phoenix Education Partners, Inc. (a)	20,326	614,658
Planet Fitness, Inc., Class A *	399,550	21,379,921
Portillo's, Inc., Class A *	341,671	1,465,769
Pursuit Attractions & Hospitality, Inc. *	102,298	4,579,881
RCI Hospitality Holdings, Inc.	32,419	822,470
Red Rock Resorts, Inc., Class A	232,232	13,557,704
Rush Street Interactive, Inc. *	510,735	12,942,025
Sabre Corp. *	1,888,004	3,322,887
Serve Robotics, Inc. *(a)	282,578	2,642,104
Shake Shack, Inc., Class A *	194,128	12,484,372
SHARPLINK, Inc. *	949,243	5,799,875
Six Flags Entertainment Corp. *	487,401	10,240,295
Strategic Education, Inc.	111,593	8,564,763
Stride, Inc. *	201,973	18,658,266
Sweetgreen, Inc., Class A *	506,939	5,049,112
Target Hospitality Corp. *	152,879	2,653,979
Travel & Leisure Co.	308,344	20,967,392
United Parks & Resorts, Inc. *	131,426	5,274,125
Universal Technical Institute, Inc. *	244,601	9,150,523
Vail Resorts, Inc. (a)	171,792	22,951,411
Venu Holding Corp. *(a)	147,629	546,227
Wendy's Co.	753,575	5,802,528
Xponential Fitness, Inc., Class A *	130,868	718,465
		707,047,168

Consumer Staples Distribution & Retail 0.3%
Andersons, Inc.	160,975	11,363,225
Chefs' Warehouse, Inc. *	173,512	13,280,609
Grocery Outlet Holding Corp. *	468,296	3,985,199
Ingles Markets, Inc., Class A	64,600	5,714,516
Natural Grocers by Vitamin Cottage, Inc.	50,242	1,475,105
PriceSmart, Inc.	121,167	20,597,178
United Natural Foods, Inc. *	293,699	15,081,444
Weis Markets, Inc.	44,952	3,280,147
		74,777,423

Energy 4.5%
Antero Midstream Corp.	1,592,529	33,379,408
Archrock, Inc.	841,261	28,173,831
Atlas Energy Solutions, Inc.	367,726	6,137,347
BKV Corp. *	174,219	4,623,772
Bristow Group, Inc.	120,150	5,003,046
Cactus, Inc., Class A	330,864	19,203,347
California Resources Corp.	377,751	22,396,857
Calumet, Inc. *	306,879	10,884,998
Centrus Energy Corp., Class A *(a)	91,312	16,661,701
Chord Energy Corp.	272,914	35,989,169
Clean Energy Fuels Corp. *	823,762	1,680,474
CNX Resources Corp. *	684,406	23,057,638
Comstock Resources, Inc. *	378,277	5,042,432
Core Laboratories, Inc.	220,863	3,019,197
Core Natural Resources, Inc.	245,669	21,726,966
Crescent Energy Co., Class A	1,166,531	13,485,098
CVR Energy, Inc.	144,040	4,785,009
Delek U.S. Holdings, Inc.	288,006	12,819,147
Diversified Energy Co. (a)	302,851	4,406,482
DMC Global, Inc. *	85,175	580,042
Dorian LPG Ltd.	175,472	7,057,484
Excelerate Energy, Inc., Class A	114,100	3,758,454
Expro Group Holdings NV *	485,597	7,172,268
Flowco Holdings, Inc., Class A	144,224	3,373,399
Granite Ridge Resources, Inc.	305,448	1,484,477
Green Plains, Inc. *	338,260	5,300,534
Gulfport Energy Corp. *	74,989	12,642,396
Helix Energy Solutions Group, Inc. *	661,499	6,185,016

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Helmerich & Payne, Inc.	480,002	18,312,076
HighPeak Energy, Inc. (a)	114,795	815,045
Innovex International, Inc. *	184,227	4,920,703
International Seaways, Inc.	195,193	15,066,948
Kinetik Holdings, Inc.	218,286	10,030,242
Kodiak Gas Services, Inc.	448,935	30,011,305
Kosmos Energy Ltd. *	2,773,250	7,765,100
Liberty Energy, Inc.	780,045	22,824,117
Magnolia Oil & Gas Corp., Class A	868,100	23,751,216
Matador Resources Co.	561,947	30,120,359
Murphy Oil Corp.	644,799	23,335,276
Nabors Industries Ltd. *	70,373	6,518,651
New Fortress Energy, Inc. *	564,256	316,435
NextDecade Corp. *	677,140	5,356,177
Noble Corp. PLC	603,651	28,057,699
Northern Oil & Gas, Inc.	500,386	10,893,403
NOV, Inc.	1,730,809	34,546,948
Oceaneering International, Inc. *	479,828	18,343,824
Par Pacific Holdings, Inc. *	242,679	13,628,853
Patterson-UTI Energy, Inc.	1,656,601	18,570,497
PBF Energy, Inc., Class A	399,215	16,248,051
Peabody Energy Corp.	585,860	15,847,513
ProFrac Holding Corp., Class A *	111,078	678,687
ProPetro Holding Corp. *	459,486	7,011,756
REX American Resources Corp. *	135,182	6,321,110
Riley Exploration Permian, Inc.	47,730	1,587,500
RPC, Inc.	431,754	2,858,211
Sable Offshore Corp. *	592,173	8,675,334
SandRidge Energy, Inc.	151,092	2,216,520
Seadrill Ltd. *	298,709	14,090,104
Select Water Solutions, Inc.	543,811	9,750,531
SM Energy Co.	1,085,913	33,348,388
Solaris Energy Infrastructure, Inc.	219,673	15,276,060
Talos Energy, Inc. *	604,244	8,864,259
TETRA Technologies, Inc. *	637,971	6,526,443
Tidewater, Inc. *	221,582	16,284,061
Transocean Ltd. *	4,757,558	29,449,284
Uranium Energy Corp. *	2,319,709	31,942,393
VAALCO Energy, Inc.	496,415	2,591,286
Valaris Ltd. *	309,035	28,625,912
Venture Global, Inc., Class A	2,301,379	27,708,603
Viper Energy, Inc., Class A	893,738	40,665,079
Vitesse Energy, Inc.	134,392	2,322,294
Weatherford International PLC	344,673	35,721,910
World Kinect Corp.	268,186	7,726,439
		1,015,552,591

Equity Real Estate Investment Trusts (REITs) 5.0%
Acadia Realty Trust	630,622	13,886,296
Agree Realty Corp.	576,316	42,733,831
AH Realty Trust, Inc.	382,880	2,607,413
Alexander's, Inc.	10,413	2,562,743
American Assets Trust, Inc.	228,235	5,317,876
American Healthcare REIT, Inc.	853,170	41,711,481
Americold Realty Trust, Inc.	1,368,654	21,474,181
Apple Hospitality REIT, Inc.	1,059,288	15,560,941
Brandywine Realty Trust	831,273	2,576,946
Brixmor Property Group, Inc.	1,473,889	45,042,048
Broadstone Net Lease, Inc.	907,530	18,359,332
CareTrust REIT, Inc.	1,074,010	43,841,088
CBL & Associates Properties, Inc.	74,325	3,574,289
Centerspace	79,860	5,388,953
Chatham Lodging Trust	237,109	2,572,633
Community Healthcare Trust, Inc.	126,410	2,176,780
COPT Defense Properties	542,405	17,389,504
Cousins Properties, Inc.	805,881	21,605,670
Curbline Properties Corp.	464,373	13,527,186
DiamondRock Hospitality Co.	975,457	10,720,272
SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Healthcare Trust	1,048,006	8,719,410
Douglas Emmett, Inc.	804,384	9,363,030
Easterly Government Properties, Inc.	210,542	5,048,797
Empire State Realty Trust, Inc., Class A	668,474	3,830,356
EPR Properties	365,678	20,861,930
Essential Properties Realty Trust, Inc.	1,009,935	30,883,812
First Industrial Realty Trust, Inc.	636,482	39,379,141
Four Corners Property Trust, Inc.	527,068	13,123,993
Franklin Street Properties Corp., Class A	397,472	209,587
Getty Realty Corp.	263,853	8,583,138
Gladstone Commercial Corp.	231,532	2,919,619
Global Net Lease, Inc.	944,202	8,847,173
Healthcare Realty Trust, Inc.	1,672,917	33,324,507
Highwoods Properties, Inc.	526,908	13,752,299
Hudson Pacific Properties, Inc. *	257,648	3,086,623
Independence Realty Trust, Inc.	1,136,763	18,449,664
Industrial Logistics Properties Trust	285,780	2,563,447
Innovative Industrial Properties, Inc.	133,700	7,753,263
InvenTrust Properties Corp.	372,555	12,342,747
JBG SMITH Properties	280,773	4,118,940
Kilroy Realty Corp.	524,494	17,974,409
Kite Realty Group Trust	1,041,234	28,550,636
LTC Properties, Inc.	227,863	8,524,355
LXP Industrial Trust	284,283	14,680,374
Macerich Co.	1,323,381	29,802,540
Medical Properties Trust, Inc.	2,362,564	12,072,702
Millrose Properties, Inc.	742,657	20,957,781
National Health Investors, Inc.	228,726	16,763,329
National Storage Affiliates Trust	340,978	14,542,712
NETSTREIT Corp.	465,210	9,425,155
NexPoint Diversified Real Estate Trust	202,497	1,081,334
NexPoint Residential Trust, Inc.	104,541	3,037,961
One Liberty Properties, Inc.	76,990	1,813,115
Orion Properties, Inc.	260,693	776,865
Outfront Media, Inc.	697,876	22,499,522
Park Hotels & Resorts, Inc.	959,162	11,634,635
Pebblebrook Hotel Trust	545,133	8,313,278
Phillips Edison & Co., Inc.	604,734	24,280,070
Piedmont Realty Trust, Inc., Class A *	605,094	5,028,331
Rayonier, Inc.	1,337,185	27,933,795
RLJ Lodging Trust	712,795	6,935,495
Ryman Hospitality Properties, Inc.	302,357	34,810,361
Sabra Health Care REIT, Inc.	1,208,488	24,036,826
Safehold, Inc.	218,584	3,272,203
Saul Centers, Inc.	59,065	2,047,193
Service Properties Trust	2,723,806	4,875,613
Sila Realty Trust, Inc.	263,700	7,974,288
SITE Centers Corp.	251,134	1,268,227
SL Green Realty Corp.	341,633	15,510,138
Smartstop Self Storage REIT, Inc.	265,541	8,298,156
STAG Industrial, Inc.	917,943	34,762,501
Summit Hotel Properties, Inc.	502,206	2,897,729
Sunstone Hotel Investors, Inc.	916,403	9,915,480
Tanger, Inc.	552,259	19,919,982
Terreno Realty Corp.	500,057	32,848,744
UMH Properties, Inc.	386,401	5,803,743
Universal Health Realty Income Trust	61,054	2,530,688
Urban Edge Properties	607,043	13,622,045
Vornado Realty Trust	767,736	25,911,090
Whitestone REIT	214,866	4,099,643
Xenia Hotels & Resorts, Inc.	456,923	7,936,753
		1,128,760,736

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 5.6%
Acadian Asset Management, Inc.	126,619	9,155,820
Adamas Trust, Inc.	399,546	3,675,823
Affiliated Managers Group, Inc.	134,962	40,873,242
AI Financial Corp. *	600,365	510,911
Alerus Financial Corp.	121,555	3,474,042
AlTi Global, Inc. *	212,271	700,494
Apollo Commercial Real Estate Finance, Inc.	631,728	6,923,739
Arbor Realty Trust, Inc. (a)	943,068	5,422,641
ARMOUR Residential REIT, Inc.	537,696	9,221,486
Artisan Partners Asset Management, Inc., Class A	339,555	12,712,939
Atlanticus Holdings Corp. *	26,767	2,307,851
BGC Group, Inc., Class A	1,744,503	18,230,056
Bitgo Holdings, Inc., Class A *(a)	55,326	332,509
Blackstone Mortgage Trust, Inc., Class A	764,699	13,978,698
BRC Group Holdings, Inc. *	87,273	814,257
Bread Financial Holdings, Inc. (a)	212,174	18,898,338
BrightSpire Capital, Inc.	617,229	3,561,411
Cannae Holdings, Inc.	210,439	3,120,810
Cass Information Systems, Inc.	54,227	2,496,069
Chime Financial, Inc., Class A *	161,609	3,005,927
Chimera Investment Corp.	400,249	5,451,391
Claros Mortgage Trust, Inc. *	617,368	1,500,204
Cohen & Steers, Inc.	132,934	9,278,793
Credit Acceptance Corp. *	28,664	16,442,817
Dave, Inc. *	53,418	15,093,790
DigitalBridge Group, Inc.	795,380	12,439,743
Donnelley Financial Solutions, Inc. *	126,150	5,006,894
Dynex Capital, Inc.	962,005	12,592,645
Ellington Financial, Inc.	598,860	8,126,530
Enact Holdings, Inc.	139,362	5,823,938
Encore Capital Group, Inc. *	107,152	8,564,659
Enova International, Inc. *	118,900	19,203,539
Essent Group Ltd.	458,436	26,538,860
Euronet Worldwide, Inc. *	187,372	13,580,723
EVERTEC, Inc.	305,689	7,480,210
EZCORP, Inc., Class A *	283,433	8,854,447
Federal Agricultural Mortgage Corp., Class C	47,567	8,456,937
Federated Hermes, Inc.	355,075	19,905,505
Figure Technology Solutions, Inc., Class A *	152,040	5,374,614
FirstCash Holdings, Inc.	186,087	40,922,392
Flywire Corp. *	523,147	8,391,278
Franklin BSP Realty Trust, Inc.	392,585	3,403,712
Galaxy Digital, Inc., Class A *	926,857	27,416,430
GCM Grosvenor, Inc., Class A	297,293	3,160,225
Gemini Space Station, Inc., Class A *(a)	70,620	372,167
Granite Point Mortgage Trust, Inc.	265,159	387,132
Green Dot Corp., Class A *	242,733	3,123,974
HA Sustainable Infrastructure Capital, Inc.	611,870	25,086,670
Hamilton Lane, Inc., Class A	196,586	17,128,538
Innventure, Inc. *(a)	223,004	1,188,611
International Money Express, Inc. *	141,079	2,111,953
Invesco Mortgage Capital, Inc.	348,962	2,746,331
Jackson Financial, Inc., Class A	340,063	35,063,896
Janus Henderson Group PLC	591,878	30,606,011
Jefferson Capital, Inc.	81,335	1,381,882
KKR Real Estate Finance Trust, Inc.	256,191	1,708,794
Ladder Capital Corp.	525,745	5,373,114
Lazard, Inc., Class A	542,303	25,667,201
LendingClub Corp. *	553,203	9,874,674
SECURITY	NUMBER OF SHARES	VALUE ($)
LendingTree, Inc. *	53,445	2,041,599
Marqeta, Inc., Class A *	1,841,018	7,474,533
Merchants Bancorp	140,597	6,627,743
MFA Financial, Inc.	485,503	4,660,829
MGIC Investment Corp.	1,053,579	26,571,262
Miami International Holdings, Inc. *	146,724	6,932,709
Moelis & Co., Class A	354,718	23,868,974
Navient Corp.	319,160	2,732,010
NCR Atleos Corp. *	355,944	15,875,102
Nelnet, Inc., Class A	66,925	8,738,397
NerdWallet, Inc., Class A *	163,457	1,405,730
NewtekOne, Inc.	128,850	1,788,438
NMI Holdings, Inc., Class A *	364,039	13,069,000
OneMain Holdings, Inc.	562,412	31,107,008
Open Lending Corp., Class A *	486,940	1,110,223
Oppenheimer Holdings, Inc., Class A	28,730	2,633,679
Orchid Island Capital, Inc. (a)	883,763	5,991,913
Paymentus Holdings, Inc., Class A *	243,584	5,721,788
Payoneer Global, Inc. *	1,384,708	7,200,482
PennyMac Financial Services, Inc.	140,335	11,769,896
PennyMac Mortgage Investment Trust	413,538	4,325,607
Perella Weinberg Partners, Class A	320,016	5,491,475
Piper Sandler Cos.	324,989	25,482,387
PJT Partners, Inc., Class A	116,950	17,881,655
PRA Group, Inc. *	186,184	2,841,168
Priority Technology Holdings, Inc. *	128,600	821,754
PROG Holdings, Inc.	188,560	6,933,351
Radian Group, Inc.	649,552	22,182,201
Ready Capital Corp.	731,545	1,302,150
Redwood Trust, Inc.	607,318	3,291,664
Remitly Global, Inc. *	825,238	16,521,265
Repay Holdings Corp. *	321,086	1,245,814
Ridgepost Capital, Inc., Class A	298,199	2,469,088
Rithm Capital Corp.	2,672,497	24,907,672
Rocket Cos., Inc., Class A *	4,641,301	67,345,278
Sezzle, Inc. *	82,328	9,727,053
Shift4 Payments, Inc., Class A *(a)	325,785	14,516,980
SLM Corp.	956,206	21,151,277
StepStone Group, Inc., Class A	354,530	17,481,874
StoneX Group, Inc. *	336,043	38,090,474
Sui Group Holdings Ltd. *	157,942	252,707
TPG RE Finance Trust, Inc.	371,218	3,118,231
TPG, Inc.	620,370	26,409,151
Twenty One Capital, Inc., Class A *(a)	1,658,755	12,142,087
Two Harbors Investment Corp.	505,752	6,235,922
Upstart Holdings, Inc. *	416,309	14,067,081
UWM Holdings Corp.	1,198,457	3,667,278
Velocity Financial, Inc. *	45,600	798,000
Victory Capital Holdings, Inc., Class A	228,367	19,308,430
Virtu Financial, Inc., Class A	383,510	19,233,027
Virtus Investment Partners, Inc.	30,252	4,326,944
Walker & Dunlop, Inc.	162,946	8,178,260
Waterstone Financial, Inc.	71,050	1,315,136
Wealthfront Corp. *	170,671	2,085,600
Western Union Co.	1,521,416	12,369,112
WEX, Inc. *	165,016	23,920,719
WisdomTree, Inc.	551,146	10,499,331
World Acceptance Corp. *	13,637	2,251,332
		1,275,758,137

Food, Beverage & Tobacco 1.0%
B&G Foods, Inc.	382,984	1,566,405
Beyond Meat, Inc. *	2,150,953	1,696,026
Boston Beer Co., Inc., Class A *	36,965	6,553,155
BRC, Inc., Class A *(a)	453,818	744,262
Cal-Maine Foods, Inc.	215,456	16,098,872
Darling Ingredients, Inc. *	760,416	44,940,586

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Flowers Foods, Inc.	1,012,532	7,735,744
Fresh Del Monte Produce, Inc.	158,121	5,082,009
Freshpet, Inc. *	233,472	12,047,155
Hain Celestial Group, Inc. *(b)	441,795	350,211
Ingredion, Inc.	303,084	30,744,841
J&J Snack Foods Corp.	73,836	5,620,396
John B Sanfilippo & Son, Inc.	43,749	3,277,238
Marzetti Co.	97,151	10,875,083
MGP Ingredients, Inc.	65,516	1,156,357
Mission Produce, Inc. *	279,365	3,112,126
National Beverage Corp. *	114,285	4,227,402
Once Upon a Farm PBC *(a)	51,402	794,161
Post Holdings, Inc. *	202,456	18,593,559
Seaboard Corp.	1,258	6,393,068
Seneca Foods Corp., Class A *	24,850	3,573,182
Simply Good Foods Co. *	413,572	4,764,349
Tootsie Roll Industries, Inc.	96,495	3,638,826
Turning Point Brands, Inc.	91,450	7,766,849
Universal Corp.	119,808	6,214,441
Utz Brands, Inc.	385,321	2,820,550
Vita Coco Co., Inc. *	210,053	15,781,282
Vital Farms, Inc. *	177,124	1,773,011
Westrock Coffee Co. *(a)	178,832	1,436,021
		229,377,167

Health Care Equipment & Services 4.3%
Acadia Healthcare Co., Inc. *	442,275	10,260,780
Accendra Health, Inc. *	352,155	1,000,120
AdaptHealth Corp. *	520,885	5,276,565
Addus HomeCare Corp. *	87,738	8,043,820
agilon health, Inc. *	59,623	5,502,010
AirSculpt Technologies, Inc. *(a)	77,848	418,822
Alignment Healthcare, Inc. *	772,491	11,834,562
Alphatec Holdings, Inc. *	543,495	4,212,086
AMN Healthcare Services, Inc. *	183,118	5,304,928
AngioDynamics, Inc. *	203,509	2,336,283
Ardent Health, Inc. *	115,169	1,063,010
Artivion, Inc. *	200,827	4,456,351
Astrana Health, Inc. *	208,397	7,839,895
AtriCure, Inc. *	237,722	6,577,768
Avanos Medical, Inc. *	221,661	5,497,193
Aveanna Healthcare Holdings, Inc. *	338,330	2,425,826
Axogen, Inc. *	240,792	9,506,468
Beta Bionics, Inc. *	188,864	2,289,032
Billiontoone, Inc., Class A *	22,370	2,214,406
Bioventus, Inc., Class A *	227,310	1,934,408
BrightSpring Health Services, Inc. *	635,314	39,186,168
Brookdale Senior Living, Inc. *	1,144,598	14,730,976
Butterfly Network, Inc. *	981,318	4,464,997
Castle Biosciences, Inc. *	138,444	2,918,400
Ceribell, Inc. *	103,555	1,910,590
Certara, Inc. *	577,005	3,358,169
Cerus Corp. *	917,485	2,789,154
Claritev Corp. *(a)	36,140	907,837
Clover Health Investments Corp. *	1,927,862	7,672,891
Community Health Systems, Inc. *	546,336	1,486,034
Concentra Group Holdings Parent, Inc.	571,081	14,202,784
CONMED Corp.	147,621	5,270,070
CorVel Corp. *	150,074	9,267,070
Cross Country Healthcare, Inc. *	147,480	1,930,513
Definitive Healthcare Corp. *	201,478	187,536
Dentsply Sirona, Inc.	962,236	10,074,611
DocGo, Inc. *	436,220	287,033
Doximity, Inc., Class A *	640,559	13,707,963
Embecta Corp.	279,197	943,686
Enovis Corp. *	273,122	6,194,407
Ensign Group, Inc.	276,922	46,425,973
SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	786,967	18,533,073
Evolent Health, Inc., Class A *	530,654	2,096,083
Fulgent Genetics, Inc. *	96,720	1,754,501
GeneDx Holdings Corp. *	103,107	5,360,533
Glaukos Corp. *	275,579	28,481,090
Globus Medical, Inc., Class A *	535,715	43,864,344
GoodRx Holdings, Inc., Class A *	454,642	1,327,555
Guardant Health, Inc. *	619,161	80,298,990
Haemonetics Corp. *	222,680	15,099,931
Health Catalyst, Inc. *(a)	346,810	478,598
HealthEquity, Inc. *	410,002	36,076,076
HealthStream, Inc.	113,558	2,835,543
HeartFlow, Inc. *	84,850	2,628,653
Hims & Hers Health, Inc. *	998,703	26,116,083
Hinge Health, Inc., Class A *	70,308	3,952,013
ICU Medical, Inc. *	118,260	16,011,221
Innovage Holding Corp. *	105,550	801,125
Inspire Medical Systems, Inc. *	125,617	5,195,519
Integer Holdings Corp. *	167,769	14,995,193
Integra LifeSciences Holdings Corp. *	319,771	5,129,127
iRadimed Corp.	38,516	3,491,861
IRhythm Holdings, Inc. *	154,979	17,652,108
Kestra Medical Technologies Ltd. *	91,566	1,946,693
Lantheus Holdings, Inc. *	318,926	31,669,352
LeMaitre Vascular, Inc.	100,720	9,533,148
LifeStance Health Group, Inc. *	1,080,391	8,329,815
LivaNova PLC *	262,590	19,379,142
Lumexa Imaging Holdings, Inc. *	116,736	908,206
Merit Medical Systems, Inc. *	285,041	17,974,685
Nakamoto, Inc. *(a)	51,209	320,568
National HealthCare Corp.	59,366	10,948,278
Neogen Corp. *	1,044,229	9,366,734
NeoGenomics, Inc. *	628,280	6,609,506
Novocure Ltd. *	491,616	8,377,137
NRC Health	64,547	1,260,603
Omada Health, Inc. *	38,280	687,892
OmniAb, Inc., Class A *(c)	25,234	0
OmniAb, Inc., Class B *(c)	25,234	0
Omnicell, Inc. *	215,665	9,519,453
OPKO Health, Inc. *	2,043,607	2,983,666
Option Care Health, Inc. *	763,428	15,932,742
OraSure Technologies, Inc. *	338,989	1,457,653
Orchestra BioMed Holdings, Inc. *	178,244	696,934
Orthofix Medical, Inc. *	189,029	1,752,299
OrthoPediatrics Corp. *	80,402	1,380,502
PACS Group, Inc. *	209,486	7,677,662
Pediatrix Medical Group, Inc. *	404,731	8,717,906
Pennant Group, Inc. *	165,094	5,654,470
Phreesia, Inc. *	281,701	2,777,572
Privia Health Group, Inc. *	553,671	11,909,463
Procept Biorobotics Corp. *	269,767	7,102,965
Progyny, Inc. *	387,595	9,906,928
Pulse Biosciences, Inc. *(a)	86,707	2,167,675
QuidelOrtho Corp. *	323,693	4,214,483
RadNet, Inc. *	334,885	18,596,164
RxSight, Inc. *	173,907	926,924
Schrodinger, Inc. *	267,561	4,066,927
Select Medical Holdings Corp.	530,082	8,746,353
Senseonics Holdings, Inc. *(a)	179,406	1,218,167
SI-BONE, Inc. *	183,196	2,583,064
Sight Sciences, Inc. *	163,453	794,382
Simulations Plus, Inc. *	81,449	1,393,592
STAAR Surgical Co. *	240,462	7,187,409
Surgery Partners, Inc. *	366,047	4,890,388
Tandem Diabetes Care, Inc. *	327,891	5,639,725
Teladoc Health, Inc. *	858,079	6,529,981
Teleflex, Inc.	212,673	27,358,255
TransMedics Group, Inc. *	164,897	11,081,078
Treace Medical Concepts, Inc. *	229,810	795,143

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TruBridge, Inc. *	47,365	1,229,595
U.S. Physical Therapy, Inc.	72,551	4,662,127
UFP Technologies, Inc. *	37,064	8,157,786
Varex Imaging Corp. *	197,728	2,022,757
Waystar Holding Corp. *	550,056	10,951,615
		968,085,979

Household & Personal Products 0.4%
BellRing Brands, Inc. *	563,207	4,708,411
Central Garden & Pet Co. *	38,965	1,499,373
Central Garden & Pet Co., Class A *	244,935	8,359,632
Coty, Inc., Class A *	1,769,289	3,768,586
Edgewell Personal Care Co.	225,112	3,943,962
elf Beauty, Inc. *	283,853	15,895,768
Energizer Holdings, Inc.	290,242	5,288,209
Herbalife Ltd. *	497,239	5,946,978
Interparfums, Inc.	87,472	8,254,733
Medifast, Inc. *(b)	50,917	637,990
Niagen Bioscience, Inc. *	265,873	1,026,270
Nu Skin Enterprises, Inc., Class A	236,066	1,366,822
Oil-Dri Corp. of America	49,552	3,798,656
Olaplex Holdings, Inc. *	611,736	1,247,941
Reynolds Consumer Products, Inc.	264,153	5,724,195
SkinHealth Systems, Inc. *	410,479	317,629
Spectrum Brands Holdings, Inc.	111,397	8,765,830
USANA Health Sciences, Inc. *	51,755	947,116
WD-40 Co.	64,712	12,940,459
		94,438,560

Insurance 2.3%
Abacus Global Management, Inc. (a)	152,912	1,373,150
American Integrity Insurance Group, Inc.	33,265	544,215
AMERISAFE, Inc.	90,590	2,776,584
Assured Guaranty Ltd.	208,842	15,498,165
Ategrity Specialty Holdings LLC *	31,637	617,238
Axis Capital Holdings Ltd.	370,467	35,168,432
Baldwin Insurance Group, Inc., Class A *	377,087	7,323,030
Bowhead Specialty Holdings, Inc. *	80,829	2,151,668
Brighthouse Financial, Inc. *	275,162	17,211,383
CNO Financial Group, Inc.	453,464	20,845,740
Donegal Group, Inc., Class A	83,898	1,423,749
Employers Holdings, Inc.	109,151	4,748,068
F&G Annuities & Life, Inc.	182,790	5,066,939
First American Financial Corp.	489,033	32,388,656
Genworth Financial, Inc., Class A *	1,920,513	16,439,591
Goosehead Insurance, Inc., Class A *	118,499	4,075,181
Hagerty, Inc., Class A *	174,760	1,786,047
Hanover Insurance Group, Inc.	170,132	31,678,578
HCI Group, Inc.	51,575	7,946,160
Heritage Insurance Holdings, Inc. *	106,431	2,307,424
Hippo Holdings, Inc. *	99,169	2,565,502
Horace Mann Educators Corp.	194,701	8,903,677
James River Group Holdings, Inc.	218,709	855,152
Kemper Corp.	280,352	6,916,284
Lemonade, Inc. *	305,662	17,728,396
Lincoln National Corp.	811,901	28,651,986
MBIA, Inc. *	209,857	1,231,861
Mercury General Corp.	127,531	12,501,864
Neptune Insurance Holdings, Inc., Class A *	130,132	3,652,805
Octave Specialty Group, Inc. *	207,831	1,138,914
Oscar Health, Inc., Class A *	1,045,459	23,240,554
Palomar Holdings, Inc. *	127,811	13,680,889
Primerica, Inc.	153,293	41,384,511
ProAssurance Corp. *	245,516	5,889,929
SECURITY	NUMBER OF SHARES	VALUE ($)
RLI Corp.	440,825	22,058,883
Root, Inc., Class A *	65,159	3,392,178
Ryan Specialty Holdings, Inc.	548,089	17,456,635
Safety Insurance Group, Inc.	71,000	4,982,070
Selective Insurance Group, Inc.	288,113	24,933,299
Selectquote, Inc. *	676,858	676,858
SiriusPoint Ltd. *	501,046	10,697,332
Skyward Specialty Insurance Group, Inc. *	197,659	8,720,715
Slide Insurance Holdings, Inc. *	111,264	2,006,090
Stewart Information Services Corp.	145,280	9,440,294
Tiptree, Inc.	111,330	2,030,659
Trupanion, Inc. *	164,272	3,584,415
United Fire Group, Inc.	105,075	4,657,975
Universal Insurance Holdings, Inc.	121,492	4,497,634
White Mountains Insurance Group Ltd.	11,765	24,292,607
		523,139,966

Materials 4.5%
AdvanSix, Inc.	127,098	2,852,079
Alpha Metallurgical Resources, Inc. *	51,680	10,282,770
Ashland, Inc.	220,304	12,755,602
ASP Isotopes, Inc. *(a)	537,544	4,182,092
Aspen Aerogels, Inc. *	331,222	2,119,821
Avient Corp.	440,480	15,601,802
Balchem Corp.	155,713	24,404,898
Cabot Corp.	250,636	21,933,156
Celanese Corp.	525,165	27,902,016
Century Aluminum Co. *	255,772	16,873,279
Chemours Co.	721,086	15,979,266
Clearwater Paper Corp. *	77,212	1,258,556
Cleveland-Cliffs, Inc. *	2,741,106	37,279,042
Coeur Mining, Inc.	4,967,034	95,963,097
Commercial Metals Co.	533,116	40,543,472
Compass Minerals International, Inc. *	168,815	5,388,575
Eagle Materials, Inc.	150,926	33,381,813
Ecovyst, Inc. *	544,558	7,182,720
Element Solutions, Inc.	1,093,357	46,391,137
FMC Corp.	596,339	8,145,991
Graphic Packaging Holding Co.	1,423,241	16,025,694
Greif, Inc., Class A	146,922	9,304,570
Hawkins, Inc.	100,768	15,595,863
HB Fuller Co.	261,087	16,730,455
Hecla Mining Co.	3,218,522	57,193,136
Huntsman Corp.	787,451	12,087,373
Ingevity Corp. *	172,398	11,692,032
Innospec, Inc.	118,761	9,850,037
Ivanhoe Electric, Inc. *	518,968	6,985,309
Kaiser Aluminum Corp.	76,967	14,011,073
Knife River Corp. *	271,643	21,326,692
Koppers Holdings, Inc.	93,486	3,814,229
Kronos Worldwide, Inc.	109,582	787,895
Louisiana-Pacific Corp.	304,025	23,221,429
LSB Industries, Inc. *	256,355	3,214,692
Materion Corp.	99,739	21,946,569
Mativ Holdings, Inc.	261,745	2,324,296
McEwen, Inc. *	241,662	5,289,981
Mercer International, Inc. (a)	219,102	203,765
Metallus, Inc. *	170,857	3,357,340
Minerals Technologies, Inc.	149,392	11,506,172
Myers Industries, Inc.	178,064	4,059,859
NewMarket Corp.	37,512	29,018,533
O-I Glass, Inc. *	735,210	6,433,087
Olin Corp.	543,614	14,063,294
Orion SA	268,728	2,053,082
Perimeter Solutions, Inc. *	675,017	21,789,549

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PureCycle Technologies, Inc. *(a)	687,975	8,524,010
Quaker Chemical Corp.	65,689	9,428,342
Ramaco Resources, Inc., Class A *	216,229	3,375,335
Ranpak Holdings Corp. *	199,614	1,377,337
Ryerson Holding Corp.	211,072	6,036,659
Scotts Miracle-Gro Co.	214,087	12,631,133
Sensient Technologies Corp.	203,714	23,192,839
Silgan Holdings, Inc.	421,524	15,832,441
Solstice Advanced Materials, Inc.	762,347	64,212,488
Sonoco Products Co.	472,837	23,017,705
Stepan Co.	102,715	5,428,488
SunCoke Energy, Inc.	405,230	3,651,122
Sylvamo Corp.	159,863	6,277,820
TriMas Corp.	153,306	6,274,815
Tronox Holdings PLC	569,079	4,524,178
U.S. Lime & Minerals, Inc.	50,573	5,764,816
USA Rare Earth, Inc. *	828,292	23,200,459
Valhi, Inc.	10,863	156,318
Warrior Met Coal, Inc.	252,239	23,846,675
Worthington Steel, Inc.	155,469	6,559,237
		1,027,619,407

Media & Entertainment 2.1%
Advantage Solutions, Inc. *(a)	20,285	759,065
AMC Entertainment Holdings, Inc., Class A *	2,446,018	4,231,611
AMC Global Media, Inc., Class A *	150,869	1,466,447
Angel Studios, Inc. *(a)	388,669	1,076,613
Angi, Inc. *	158,297	927,620
Atlanta Braves Holdings, Inc., Class C *	273,996	13,590,202
Bumble, Inc., Class A *	373,514	1,184,039
Cable One, Inc. *	22,098	1,161,250
Cargurus, Inc. *	392,417	11,717,572
Cars.com, Inc. *	263,879	2,712,676
Cinemark Holdings, Inc.	493,788	13,826,064
Clear Channel Outdoor Holdings, Inc. *	1,545,044	3,723,556
DoubleVerify Holdings, Inc. *	644,921	6,255,734
EchoStar Corp., Class A *(a)	646,850	83,566,551
Emerald Holding, Inc.	66,491	332,455
EverQuote, Inc., Class A *	130,027	2,501,719
EW Scripps Co., Class A *	325,104	1,102,103
fuboTV, Inc., Class A *(a)	143,399	1,446,896
Getty Images Holdings, Inc. *(a)	178,499	185,639
Gray Media, Inc.	410,653	1,646,719
Grindr, Inc. *	210,342	2,629,275
IAC, Inc. *	312,236	14,016,274
Ibotta, Inc., Class A *	63,472	2,173,916
iHeartMedia, Inc., Class A *	575,386	2,479,914
John Wiley & Sons, Inc., Class A	197,750	8,321,320
Lionsgate Studios Corp. *	1,098,265	15,760,103
Madison Square Garden Entertainment Corp. *	194,674	13,730,357
Madison Square Garden Sports Corp. *	86,380	32,331,170
Magnite, Inc. *	693,576	9,938,944
MediaAlpha, Inc., Class A *	156,594	1,393,687
MNTN, Inc., Class A *	51,178	482,609
National CineMedia, Inc.	448,555	1,408,463
New York Times Co., Class A	775,875	58,353,559
Nexstar Media Group, Inc.	136,936	24,433,490
Nextdoor Holdings, Inc. *	1,092,187	2,304,515
NIQ Global Intelligence PLC *	238,567	1,989,649
Optimum Communications, Inc., Class A *	1,276,352	840,095
Playtika Holding Corp.	287,862	1,085,240
SECURITY	NUMBER OF SHARES	VALUE ($)
PubMatic, Inc., Class A *	168,660	1,969,949
QuinStreet, Inc. *	271,823	3,403,224
Rumble, Inc. *(a)	537,764	4,942,051
Scholastic Corp. (a)	96,627	3,913,393
Shutterstock, Inc.	114,488	1,704,726
Sinclair, Inc.	187,293	2,590,262
Sphere Entertainment Co. *	128,190	17,751,751
Stagwell, Inc. *	531,712	3,727,301
Stubhub Holdings, Inc., Class A *	152,171	1,500,406
TechTarget, Inc. *	136,775	627,797
TripAdvisor, Inc. *	555,476	6,210,222
Trump Media & Technology Group Corp. *	773,424	7,200,577
USA TODAY Co., Inc. *	605,500	4,728,955
Versant Media Group, Inc.	697,408	30,086,181
Warner Music Group Corp., Class A	705,698	22,257,715
Webtoon Entertainment, Inc. *(a)	87,614	1,076,776
Yelp, Inc. *	280,833	6,402,992
Ziff Davis, Inc. *	189,966	8,561,768
ZipRecruiter, Inc., Class A *	302,900	981,396
ZoomInfo Technologies, Inc. *	1,292,950	4,305,523
		481,030,076

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
10X Genomics, Inc., Class A *	567,442	16,061,446
4D Molecular Therapeutics, Inc. *	183,848	1,821,934
Absci Corp. *	647,626	4,371,475
ACADIA Pharmaceuticals, Inc. *	599,520	12,985,603
Adaptive Biotechnologies Corp. *	572,042	8,666,436
ADMA Biologics, Inc. *	1,140,402	9,100,408
Agios Pharmaceuticals, Inc. *	280,614	8,250,052
Akebia Therapeutics, Inc. *	1,262,091	1,287,333
Aktis Oncology, Inc. *(a)	88,421	1,833,852
Alector, Inc. *	441,498	953,636
Alkermes PLC *	793,321	33,470,213
Allogene Therapeutics, Inc. *	1,206,717	2,618,576
Alumis, Inc. *	389,753	8,418,665
Amneal Pharmaceuticals, Inc. *	818,717	10,782,503
Amphastar Pharmaceuticals, Inc. *	170,942	3,222,257
Amylyx Pharmaceuticals, Inc. *	402,673	5,778,358
AnaptysBio, Inc. *	94,507	5,261,205
Anavex Life Sciences Corp. *	440,017	1,333,251
ANI Pharmaceuticals, Inc. *	86,875	6,820,556
Anika Therapeutics, Inc. *	66,722	969,471
Annexon, Inc. *	637,551	3,455,526
Apogee Therapeutics, Inc. *	257,906	21,184,399
Arbutus Biopharma Corp. *	734,077	3,347,391
Arcturus Therapeutics Holdings, Inc. *	131,063	1,038,019
Arcus Biosciences, Inc. *	406,972	10,312,670
Arcutis Biotherapeutics, Inc. *	533,824	11,455,863
Ardelyx, Inc. *	1,165,721	7,040,955
ArriVent Biopharma, Inc. *	147,068	4,451,748
Arrowhead Pharmaceuticals, Inc. *	673,075	52,439,273
ARS Pharmaceuticals, Inc. *(a)	310,860	2,819,500
Arvinas, Inc. *	305,441	2,742,860
AtaiBeckley, Inc. *	938,013	4,249,199
Atea Pharmaceuticals, Inc. *	345,743	1,614,620
Atrium Therapeutics, Inc. *	67,609	878,917
Axsome Therapeutics, Inc. *	203,347	47,680,805
Azenta, Inc. *	194,767	4,456,269
Beam Therapeutics, Inc. *	476,063	15,676,755
Bicara Therapeutics, Inc. *	151,197	3,288,535
BioAge Labs, Inc. *	142,616	2,465,831
BioCryst Pharmaceuticals, Inc. *	1,153,746	10,279,877
Biohaven Ltd. *	551,476	6,071,751
BioLife Solutions, Inc. *	186,113	4,637,936

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BridgeBio Oncology Therapeutics, Inc. *(a)	227,162	2,037,643
Bridgebio Pharma, Inc. *	814,839	53,991,232
Bruker Corp.	532,300	31,347,147
C4 Therapeutics, Inc. *	376,871	1,646,926
CareDx, Inc. *	249,820	5,700,892
Caribou Biosciences, Inc. *	424,986	1,002,967
Catalyst Pharmaceuticals, Inc. *	556,177	17,369,408
Celcuity, Inc. *	173,352	23,035,014
Celldex Therapeutics, Inc. *	368,599	11,585,067
CG oncology, Inc. *	328,866	20,485,063
Cogent Biosciences, Inc. *	738,534	25,819,149
Coherus Oncology, Inc. *	708,786	1,126,970
Collegium Pharmaceutical, Inc. *	153,438	5,157,051
Contineum Therapeutics, Inc., Class A *	115,454	1,557,474
Corcept Therapeutics, Inc. *	449,561	31,239,994
CorMedix, Inc. *(a)	347,600	2,933,744
Crinetics Pharmaceuticals, Inc. *	492,215	17,498,243
CRISPR Therapeutics AG *(a)	462,241	25,968,699
CryoPort, Inc. *	238,018	3,734,502
Cullinan Therapeutics, Inc. *	246,022	4,044,602
Cytek Biosciences, Inc. *	529,670	2,219,317
Cytokinetics, Inc. *	635,048	48,746,284
Definium Therapeutics, Inc. *	472,865	11,438,604
Denali Therapeutics, Inc. *	712,591	14,992,915
Design Therapeutics, Inc. *	144,517	1,514,538
Dianthus Therapeutics, Inc. *	177,918	16,548,153
Disc Medicine, Inc. *	152,129	10,583,615
Dyne Therapeutics, Inc. *	688,647	13,311,546
Edgewise Therapeutics, Inc. *	355,233	12,134,759
Editas Medicine, Inc. *	476,099	1,647,303
Eikon Therapeutics, Inc. *(a)	99,710	1,080,856
Emergent BioSolutions, Inc. *	247,567	2,257,811
Enanta Pharmaceuticals, Inc. *	128,329	1,688,810
Enliven Therapeutics, Inc. *	213,915	8,464,617
Entrada Therapeutics, Inc. *	113,431	801,957
Erasca, Inc. *	1,147,176	14,729,740
Evolus, Inc. *	308,905	2,026,417
Evommune, Inc. *	53,246	1,236,905
EyePoint, Inc. *	378,301	5,137,328
Fate Therapeutics, Inc. *	507,222	1,440,510
First Tracks Biotherapeutics, Inc. *	94,507	1,508,332
Fortrea Holdings, Inc. *	445,889	6,862,232
Forum Markets, Inc. *(a)	89,999	398,696
Fulcrum Therapeutics, Inc. *	228,397	1,580,507
Geron Corp. *	2,553,963	3,192,454
Ginkgo Bioworks Holdings, Inc. *	210,444	1,971,860
Gossamer Bio, Inc. *(a)	986,388	227,757
GRAIL, Inc. *	143,108	10,257,981
Gyre Therapeutics, Inc. *(a)	99,850	590,113
Halozyme Therapeutics, Inc. *	565,167	37,606,212
Harmony Biosciences Holdings, Inc. *	190,536	6,019,032
Harrow, Inc. *	158,606	5,584,517
Heron Therapeutics, Inc. *(a)	869,514	756,564
Humacyte, Inc. *(a)	728,257	946,734
Ideaya Biosciences, Inc. *	422,916	12,463,334
ImmunityBio, Inc. *(a)	1,465,136	11,017,823
Immunome, Inc. *	496,129	10,830,496
Immunovant, Inc. *	371,027	12,355,199
Indivior Pharmaceuticals, Inc. *	599,340	21,588,227
Innoviva, Inc. *	341,402	7,312,831
Intellia Therapeutics, Inc. *	633,213	8,909,307
Ionis Pharmaceuticals, Inc. *	778,296	59,539,644
Iovance Biotherapeutics, Inc. *	1,614,814	6,620,737
Ironwood Pharmaceuticals, Inc. *	689,520	2,461,586
Janux Therapeutics, Inc. *	229,230	3,344,466
KalVista Pharmaceuticals, Inc. *	190,039	5,106,348
Keros Therapeutics, Inc. *	92,909	1,045,226
SECURITY	NUMBER OF SHARES	VALUE ($)
Kodiak Sciences, Inc. *	193,812	7,114,839
Krystal Biotech, Inc. *	123,802	38,258,532
Kura Oncology, Inc. *	413,640	4,219,128
Kymera Therapeutics, Inc. *	294,574	23,984,215
Kyverna Therapeutics, Inc. *	167,892	1,430,440
LB Pharmaceuticals, Inc. *	115,611	3,233,640
LENZ Therapeutics, Inc. *	103,970	808,887
Lexicon Pharmaceuticals, Inc. *	1,031,761	2,249,239
Ligand Pharmaceuticals, Inc. *	94,514	21,923,467
Liquidia Corp. *	329,270	20,368,642
Lyell Immunopharma, Inc. *	67,418	1,168,354
Madrigal Pharmaceuticals, Inc. *	89,451	44,481,299
MannKind Corp. *	1,465,748	5,525,870
MapLight Therapeutics, Inc. *(a)	94,656	2,774,367
Maravai LifeSciences Holdings, Inc., Class A *	588,594	2,825,251
Maze Therapeutics, Inc. *	100,682	2,664,046
MBX Biosciences, Inc. *	119,785	3,769,634
Mesa Laboratories, Inc.	26,512	2,704,754
MiMedx Group, Inc. *	557,179	2,050,419
Mineralys Therapeutics, Inc. *	267,548	8,427,762
Mirum Pharmaceuticals, Inc. *	227,106	23,051,259
Monte Rosa Therapeutics, Inc. *	299,568	5,904,485
Myriad Genetics, Inc. *	443,495	1,760,675
Nektar Therapeutics *	151,764	9,846,448
Neumora Therapeutics, Inc. *	415,454	768,590
Novavax, Inc. *	785,641	8,618,482
Nurix Therapeutics, Inc. *	465,900	8,274,384
Nuvalent, Inc., Class A *	252,662	27,891,358
Nuvation Bio, Inc. *	1,144,567	5,471,030
Ocular Therapeutix, Inc. *	842,562	7,591,484
Olema Pharmaceuticals, Inc. *	247,295	3,261,821
Omeros Corp. *(a)	343,657	3,793,973
OmniAb, Inc. *	559,880	1,511,676
Organogenesis Holdings, Inc. *	350,568	900,960
Organon & Co.	1,248,844	16,659,579
ORIC Pharmaceuticals, Inc. *	365,728	3,090,402
Oruka Therapeutics, Inc. *	234,768	13,740,971
Pacific Biosciences of California, Inc. *	1,434,253	2,137,037
Pacira BioSciences, Inc. *	199,989	4,643,745
Perrigo Co. PLC (a)	657,042	7,260,314
Perspective Therapeutics, Inc. *	404,878	1,595,219
Phathom Pharmaceuticals, Inc. *	236,548	2,268,495
Phibro Animal Health Corp., Class A	98,936	3,046,239
Praxis Precision Medicines, Inc. *	123,672	43,281,490
Precigen, Inc. *	839,021	3,641,351
Prestige Consumer Healthcare, Inc. *	226,657	10,773,007
Prime Medicine, Inc. *	520,627	1,848,226
ProKidney Corp. *(a)	504,722	923,641
Protagonist Therapeutics, Inc. *	282,203	28,096,131
Prothena Corp. PLC *	204,270	2,079,469
PTC Therapeutics, Inc. *	385,900	28,498,715
Quanterix Corp. *	206,422	631,651
Rapport Therapeutics, Inc. *	138,434	5,468,143
Recursion Pharmaceuticals, Inc., Class A *(a)	2,474,580	8,883,742
REGENXBIO, Inc. *	224,968	1,577,026
Relay Therapeutics, Inc. *	743,920	10,452,076
Replimune Group, Inc. *	356,756	3,100,210
Revolution Medicines, Inc. *	942,347	148,400,806
Rezolute, Inc. *	411,391	1,357,590
Rhythm Pharmaceuticals, Inc. *	292,309	25,816,731
Rigel Pharmaceuticals, Inc. *	89,323	2,723,458
Rocket Pharmaceuticals, Inc. *	426,156	1,308,299
Sana Biotechnology, Inc. *	770,584	2,542,927
Sarepta Therapeutics, Inc. *	501,690	8,965,200
Savara, Inc. *	646,496	3,361,779
Scholar Rock Holding Corp. *	406,786	20,054,550

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Septerna, Inc. *	108,080	3,264,016
Seres Therapeutics, Inc. *(a)	31,065	227,396
SIGA Technologies, Inc.	194,351	909,563
Sionna Therapeutics, Inc. *	69,780	2,987,980
Sotera Health Co. *	1,272,345	19,899,476
SpyGlass Pharma, Inc. *(a)	45,933	884,670
Spyre Therapeutics, Inc. *	360,281	26,480,653
Standard BioTools, Inc. *	1,427,644	1,641,791
Stoke Therapeutics, Inc. *	247,450	7,648,679
Supernus Pharmaceuticals, Inc. *	274,364	12,670,129
Syndax Pharmaceuticals, Inc. *	415,984	8,149,127
Tango Therapeutics, Inc. *	471,170	10,356,317
Tarsus Pharmaceuticals, Inc. *	187,160	11,117,304
Taysha Gene Therapies, Inc. *	1,069,481	6,277,853
TG Therapeutics, Inc. *	652,225	24,745,416
Theravance Biopharma, Inc. *	178,429	2,865,570
Third Harmonic Bio, Inc. *(c)	98,316	0
Travere Therapeutics, Inc. *	431,038	20,336,373
Trevi Therapeutics, Inc. *	554,046	7,834,210
Twist Bioscience Corp. *	293,858	19,650,284
Tyra Biosciences, Inc. *	114,423	3,822,872
Ultragenyx Pharmaceutical, Inc. *	462,841	11,080,414
uniQure NV *	300,051	8,560,455
Upstream Bio, Inc. *	161,591	1,350,901
Vanda Pharmaceuticals, Inc. *	286,051	1,845,029
Vaxcyte, Inc. *	617,613	31,745,308
Vera Therapeutics, Inc. *	308,431	10,955,469
Veracyte, Inc. *	380,446	17,629,868
VeraDermics, Inc. *(a)	94,593	9,545,380
Vericel Corp. *	244,063	8,134,620
Viking Therapeutics, Inc. *	555,441	18,185,138
Vir Biotechnology, Inc. *	539,094	5,142,957
Viridian Therapeutics, Inc. *	410,153	7,226,896
WaVe Life Sciences Ltd. *	703,004	4,625,766
Xencor, Inc. *	339,844	4,037,347
Xeris Biopharma Holdings, Inc. *	806,409	4,967,479
Zenas Biopharma, Inc. *	134,922	2,482,565
		2,131,120,816

Real Estate Management & Development 0.5%
Compass, Inc., Class A *	2,979,270	24,519,392
Cushman & Wakefield Ltd. *	1,115,513	13,876,982
eXp World Holdings, Inc.	428,075	2,106,129
Forestar Group, Inc. *	93,800	2,576,686
FRP Holdings, Inc. *	58,598	1,354,200
Howard Hughes Holdings, Inc. *	146,898	9,305,988
Kennedy-Wilson Holdings, Inc.	580,507	6,391,382
Marcus & Millichap, Inc.	114,523	3,234,129
Newmark Group, Inc., Class A	767,030	10,715,409
Opendoor Technologies, Inc. *	3,852,492	19,416,560
RE/MAX Holdings, Inc., Class A *	95,885	914,743
RMR Group, Inc., Class A	77,507	1,546,265
Seaport Entertainment Group, Inc. *	36,081	911,045
Seritage Growth Properties, Class A *	197,729	508,163
St. Joe Co.	190,598	12,127,751
Tejon Ranch Co. *	118,808	2,296,559
		111,801,383

Semiconductors & Semiconductor Equipment 5.1%
ACM Research, Inc., Class A *	256,378	22,192,080
Aehr Test Systems *	138,345	12,773,394
Allegro MicroSystems, Inc. *	597,028	28,579,730
Alpha & Omega Semiconductor Ltd. *	117,894	5,346,493
Ambarella, Inc. *	196,010	14,148,002
Ambiq Micro, Inc. *	32,560	2,593,730
Amkor Technology, Inc.	547,005	38,049,668
Axcelis Technologies, Inc. *	147,341	22,161,560
SECURITY	NUMBER OF SHARES	VALUE ($)
Blaize Holdings, Inc. *(a)	263,186	463,207
CEVA, Inc. *	131,098	5,241,298
Cirrus Logic, Inc. *	244,784	41,601,041
Cohu, Inc. *	224,754	11,855,773
Diodes, Inc. *	220,133	23,184,408
Enphase Energy, Inc. *	628,216	42,944,846
FormFactor, Inc. *	372,636	46,426,719
Ichor Holdings Ltd. *	165,982	11,871,033
Impinj, Inc. *	129,527	19,558,577
indie Semiconductor, Inc., Class A *(a)	970,800	4,844,292
Kulicke & Soffa Industries, Inc.	251,140	25,588,655
MACOM Technology Solutions Holdings, Inc. *	309,822	112,973,494
MaxLinear, Inc. *	390,847	36,321,412
MKS, Inc.	322,707	104,640,972
Navitas Semiconductor Corp. *	951,956	25,322,030
Onto Innovation, Inc. *	238,519	61,595,146
PDF Solutions, Inc. *	175,854	8,586,951
Penguin Solutions, Inc. *	230,112	12,847,153
Photronics, Inc. *	282,757	9,147,189
Power Integrations, Inc.	266,778	22,409,352
Rambus, Inc. *	516,867	75,183,474
Rigetti Computing, Inc. *	1,585,702	40,498,829
Semtech Corp. *	444,520	67,807,081
Silicon Laboratories, Inc. *	158,514	34,492,646
SiTime Corp. *	106,097	75,350,089
SkyWater Technology, Inc. *	136,255	5,311,220
SolarEdge Technologies, Inc. *	287,724	21,967,727
Synaptics, Inc. *	186,234	25,566,203
Ultra Clean Holdings, Inc. *	218,337	18,683,097
Veeco Instruments, Inc. *	290,452	16,741,653
Wolfspeed, Inc. *(a)	136,551	8,094,743
		1,162,964,967

Software & Services 6.2%
8x8, Inc. *	678,460	1,404,412
A10 Networks, Inc.	343,738	10,360,263
ACI Worldwide, Inc. *	494,790	21,607,479
Adeia, Inc.	523,993	14,001,093
Agilysys, Inc. *	122,892	10,637,532
Alarm.com Holdings, Inc. *	239,640	10,810,160
Alkami Technology, Inc. *	377,645	6,861,810
Amplitude, Inc., Class A *	453,937	3,549,787
Appfolio, Inc., Class A *	117,157	18,882,194
Appian Corp., Class A *	193,484	4,527,526
Applied Digital Corp. *	1,194,436	56,472,934
Asana, Inc., Class A *	431,308	3,321,072
Aurora Innovation, Inc. *	5,985,765	43,935,515
AvePoint, Inc. *	677,075	7,386,888
BigBear.ai Holdings, Inc. *(a)	2,087,667	10,521,842
Bill Holdings, Inc. *	424,170	15,702,773
Bit Digital, Inc. *	1,532,744	3,096,143
BitMine Immersion Technologies, Inc.	2,186,461	42,133,104
Blackbaud, Inc. *	173,668	5,329,871
BlackLine, Inc. *	239,027	7,027,394
Blend Labs, Inc., Class A *	1,061,538	1,900,153
Box, Inc., Class A *	689,565	18,590,672
Braze, Inc., Class A *	470,313	12,054,122
C3.ai, Inc., Class A *	602,407	6,487,923
CCC Intelligent Solutions Holdings, Inc. *	2,796,157	13,141,938
Cipher Digital, Inc. *	1,405,854	33,248,447
Cleanspark, Inc. *	1,230,879	22,512,777
Clear Secure, Inc., Class A	425,423	23,589,705
Clearwater Analytics Holdings, Inc., Class A *	1,384,534	33,699,558
Commerce.com, Inc. *	323,551	1,012,715

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Commvault Systems, Inc. *	211,261	25,087,244
Consensus Cloud Solutions, Inc. *	90,034	3,092,668
Core Scientific, Inc. *	1,488,852	39,975,676
CS Disco, Inc. *	121,164	483,444
Daily Journal Corp. *	4,405	2,277,914
Digimarc Corp. *(a)	79,459	1,168,047
Digital Turbine, Inc. *	511,880	4,494,306
DigitalOcean Holdings, Inc. *	381,791	59,540,306
Dolby Laboratories, Inc., Class A	293,105	16,358,190
Domo, Inc., Class B *	158,964	662,880
Dropbox, Inc., Class A *	837,842	22,521,193
D-Wave Quantum, Inc. *	1,775,458	53,512,304
DXC Technology Co. *	815,584	8,082,437
EverCommerce, Inc. *(a)	88,167	991,879
Everforth, Inc. *	204,672	4,641,961
Expensify, Inc., Class A *	260,603	304,906
Fastly, Inc., Class A *	671,397	11,927,368
Five9, Inc. *	374,655	9,122,849
Freshworks, Inc., Class A *	995,749	9,668,723
Gitlab, Inc., Class A *	685,569	21,286,917
Grid Dynamics Holdings, Inc. *	313,116	2,254,435
Hackett Group, Inc.	111,466	1,285,203
Hut 8 Corp. *	462,231	57,700,296
I3 Verticals, Inc., Class A *	92,389	1,881,040
Intapp, Inc. *	268,549	6,200,796
InterDigital, Inc.	123,432	31,115,973
Kaltura, Inc. *	428,849	656,139
Klaviyo, Inc., Class A *	697,211	11,043,822
Kyndryl Holdings, Inc. *	1,093,837	13,640,147
Life360, Inc. *	377,801	16,052,765
LiveRamp Holdings, Inc. *	303,619	11,403,930
MARA Holdings, Inc. *	1,815,265	26,103,511
N-able, Inc. *	358,184	1,325,281
nCino, Inc. *	501,979	8,071,822
NCR Voyix Corp. *	659,704	4,743,272
Netskope, Inc., Class A *	413,770	5,023,168
NextNav, Inc. *	428,540	8,836,495
OneSpan, Inc.	183,547	2,650,419
PagerDuty, Inc. *	435,899	4,337,195
PAR Technology Corp. *	194,027	2,995,777
Pegasystems, Inc.	439,460	15,701,906
Pivotal Software, Inc. *(c)	272,619	0
Porch Group, Inc. *	478,972	4,990,888
Progress Software Corp. *	203,974	6,696,466
Q2 Holdings, Inc. *	298,735	14,145,102
Qualys, Inc. *	171,814	18,777,552
Rackspace Technology, Inc. *(a)	483,559	2,500,000
Rapid7, Inc. *	274,602	2,301,165
Red Violet, Inc. *	64,717	3,678,514
RingCentral, Inc., Class A	363,037	15,723,132
Riot Platforms, Inc. *	1,552,485	42,087,868
Samsara, Inc., Class A *	1,720,439	60,198,161
SentinelOne, Inc., Class A *	1,598,289	26,451,683
ServiceTitan, Inc., Class A *	275,986	19,970,347
Silvaco Group, Inc. *	42,016	405,875
SoundHound AI, Inc., Class A *(a)	1,856,050	16,704,450
Sprinklr, Inc., Class A *	586,129	3,270,600
Sprout Social, Inc., Class A *	250,697	1,875,214
SPS Commerce, Inc. *	180,156	10,223,853
Telos Corp. *	254,174	1,217,493
Tenable Holdings, Inc. *	568,118	16,037,971
Teradata Corp. *	447,056	15,222,257
Terawulf, Inc. *	1,812,984	46,339,871
Thryv Holdings, Inc. *	197,789	767,421
TON Strategy Co. *	226,653	902,079
Tucows, Inc., Class A *	42,595	645,740
UiPath, Inc., Class A *	2,055,137	24,086,206
Unisys Corp. *	313,847	1,440,558
Varonis Systems, Inc. *	562,476	19,208,555
SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex, Inc., Class A *	350,673	4,681,485
Via Transportation, Inc., Class A *	50,233	765,049
Weave Communications, Inc. *	314,322	1,892,218
Whitefiber, Inc. *(a)	46,211	1,374,315
Workiva, Inc. *	251,172	12,503,342
Xperi, Inc. *	226,540	1,800,993
Yext, Inc. *	398,717	1,666,637
Zeta Global Holdings Corp., Class A *	973,231	22,277,258
		1,414,862,724

Technology Hardware & Equipment 11.2%
908 Devices, Inc. *	131,008	1,101,777
ADTRAN Holdings, Inc. *	357,496	5,916,559
Advanced Energy Industries, Inc.	181,334	54,795,508
Aeva Technologies, Inc. *	131,164	3,696,202
Applied Optoelectronics, Inc. *	308,101	48,806,279
Arlo Technologies, Inc. *	505,198	6,739,341
Avnet, Inc.	393,387	34,197,132
Badger Meter, Inc.	141,711	17,557,993
Bel Fuse, Inc., Class B	65,023	17,850,114
Belden, Inc.	189,234	19,884,709
Benchmark Electronics, Inc.	170,864	14,431,173
Calix, Inc. *	288,560	11,470,260
Clearfield, Inc. *	54,856	2,590,300
Corsair Gaming, Inc. *	223,650	2,715,111
Crane NXT Co.	235,913	9,162,861
CTS Corp.	139,517	8,958,387
Daktronics, Inc. *	198,906	4,113,376
Diebold Nixdorf, Inc. *	169,634	13,764,103
Digi International, Inc. *	180,682	12,069,558
ePlus, Inc.	125,513	10,303,362
Evolv Technologies Holdings, Inc. *	670,261	4,323,183
Extreme Networks, Inc. *	643,888	17,069,471
GPGI, Inc., Class A	857,931	10,432,441
Harmonic, Inc. *	541,670	8,184,634
Insight Enterprises, Inc. *	148,769	15,826,046
IPG Photonics Corp. *	121,793	13,947,734
Itron, Inc. *	220,178	18,160,281
Kimball Electronics, Inc. *	116,529	3,021,597
Knowles Corp. *	408,128	15,268,069
Lightwave Logic, Inc. *	699,779	7,599,600
Littelfuse, Inc.	119,726	55,896,478
Lumentum Holdings, Inc. *	342,916	293,179,463
Methode Electronics, Inc.	168,646	1,946,175
MicroVision, Inc. *	1,428,900	866,914
Mirion Technologies, Inc. *	1,172,880	21,440,246
Napco Security Technologies, Inc.	171,637	6,441,537
NETGEAR, Inc. *	138,688	3,604,501
NetScout Systems, Inc. *	329,073	13,696,018
nLight, Inc. *	265,964	19,713,252
Novanta, Inc. *	171,782	27,370,026
Ondas, Inc. *(a)	2,158,392	28,533,942
OSI Systems, Inc. *	74,576	16,164,348
Ouster, Inc. *	288,397	13,280,682
PC Connection, Inc.	54,602	3,799,753
Plexus Corp. *	128,558	34,499,825
Powerfleet, Inc. NJ *	560,997	2,193,498
Quantum Computing, Inc. *(a)	912,261	10,910,642
Ralliant Corp.	542,307	33,552,534
Ribbon Communications, Inc. *	440,848	1,357,812
Rogers Corp. *	80,309	11,365,330
Sandisk Corp. *	708,887	1,201,549,287
Sanmina Corp. *	262,331	68,135,231
ScanSource, Inc. *	93,866	4,343,180
SmartRent, Inc. *	826,772	1,041,733
TTM Technologies, Inc. *	496,388	86,232,523
Viasat, Inc. *	652,242	52,583,750
Viavi Solutions, Inc. *	1,111,605	53,979,539

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vishay Intertechnology, Inc.	592,304	30,829,423
Vistance Networks, Inc. *	1,067,144	13,317,957
Vontier Corp.	681,567	19,342,871
Xerox Holdings Corp.	560,175	1,814,967
		2,546,940,598

Telecommunication Services 0.8%
Anterix, Inc. *	90,883	5,818,330
Array Digital Infrastructure, Inc.	68,509	3,484,368
ATN International, Inc.	47,299	1,331,940
Bandwidth, Inc., Class A *	137,696	8,946,109
Cogent Communications Holdings, Inc.	226,837	4,028,625
Globalstar, Inc. *	243,730	20,524,503
Gogo, Inc. *	376,416	1,720,221
IDT Corp., Class B	98,183	5,415,774
Iridium Communications, Inc.	503,986	26,096,395
Liberty Capital Corp., Class C *	173,103	3,872,314
Liberty Global Ltd., Class C *	1,460,238	17,756,494
Liberty Latin America Ltd., Class C *	767,578	6,294,140
Lumen Technologies, Inc. *	4,534,263	49,831,550
Shenandoah Telecommunications Co.	217,006	3,461,246
Telephone & Data Systems, Inc.	471,108	18,425,034
Uniti Group, Inc.	860,792	9,658,086
		186,665,129

Transportation 1.6%
Alaska Air Group, Inc. *	549,897	25,306,260
Allegiant Travel Co. *	105,277	9,644,426
ArcBest Corp.	107,017	14,628,154
Arrive AI, Inc. *(a)	23,442	15,472
Avis Budget Group, Inc. *(a)	81,320	14,299,309
Covenant Logistics Group, Inc., Class A	71,872	2,853,318
Forward Air Corp. *	108,267	1,145,465
Frontier Group Holdings, Inc. *	406,599	2,459,924
FTAI Infrastructure, Inc. (a)	564,458	2,517,483
Genco Shipping & Trading Ltd.	184,140	4,430,408
GXO Logistics, Inc. *	549,775	27,549,225
Heartland Express, Inc.	218,147	3,270,023
Hertz Global Holdings, Inc. *(a)	592,591	3,199,991
Hub Group, Inc., Class A	292,341	12,143,845
JetBlue Airways Corp. *	1,431,583	7,830,759
Kirby Corp. *	260,428	36,613,572
Landstar System, Inc.	163,551	33,838,702
Lyft, Inc., Class A *	1,914,537	27,014,117
Marten Transport Ltd.	277,116	4,777,480
Matson, Inc.	149,911	27,178,864
Proficient Auto Logistics, Inc. *	111,048	607,433
RXO, Inc. *	787,755	20,150,773
Ryder System, Inc.	189,549	47,548,367
Schneider National, Inc., Class B	238,684	8,435,093
SkyWest, Inc. *	192,852	16,517,774
Universal Logistics Holdings, Inc.	34,825	554,066
Werner Enterprises, Inc.	287,373	11,928,853
Wheels Up Experience, Inc. *(a)	21,895	193,114
		366,652,270

Utilities 2.3%
American States Water Co.	185,468	14,331,112
Avista Corp.	390,412	16,190,386
Black Hills Corp.	362,360	26,387,055
California Water Service Group	286,892	12,938,829
Chesapeake Utilities Corp.	113,772	14,030,363
SECURITY	NUMBER OF SHARES	VALUE ($)
Clearway Energy, Inc., Class C	574,283	23,637,488
H2O America (a)	178,461	10,320,400
Hallador Energy Co. *	180,074	3,468,225
Hawaiian Electric Industries, Inc. *	826,316	10,990,003
IDACORP, Inc.	259,887	36,454,350
MDU Resources Group, Inc.	980,804	20,675,348
MGE Energy, Inc.	175,630	13,260,065
Middlesex Water Co.	87,875	4,616,074
Montauk Renewables, Inc. *	316,040	549,910
National Fuel Gas Co.	455,917	35,219,588
New Jersey Resources Corp.	484,682	26,778,681
Northwest Natural Holding Co.	199,402	9,669,003
Northwestern Energy Group, Inc.	294,390	20,786,878
ONE Gas, Inc.	287,537	22,353,126
Ormat Technologies, Inc.	292,249	40,105,330
Otter Tail Corp.	201,614	17,471,869
Portland General Electric Co.	540,850	27,107,402
Southwest Gas Holdings, Inc.	308,996	26,638,545
Spire, Inc.	284,426	23,396,883
TXNM Energy, Inc.	469,920	27,823,963
UGI Corp.	1,031,050	36,004,266
Unitil Corp.	86,483	4,326,745
York Water Co.	70,506	2,108,129
		527,640,016
Total Common Stocks (Cost $16,328,764,139)		22,740,872,408

SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)	19,260,031	19,260,031
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)(e)	374,821,695	374,821,695
		394,081,726
Total Short-Term Investments (Cost $394,081,726)		394,081,726
Total Investments in Securities (Cost $16,722,845,865)		23,134,954,134

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	207	30,266,505	927,954

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $362,002,635.

REIT —	Real Estate Investment Trust

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at May 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc. *	$—	$214,623	($222,005 )	($685,480 )	($1,061,967 )	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc. (a),*	—	83,098	(33,830)	1,867	33,171	908,542	146,303	—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	290,004	28,226	(514,201)	(5,554,082)	5,750,053	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	360,606	(294,668)	(192,894)	218,428	—	—	140,904

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	2,178,276	2,806,504	(474,280)	(2,410,137)	2,775,250	—	—	42,704

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc. (a),*	—	58,132	(22,008)	(2,253)	(435,405)	350,211	441,795	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc. *	—	171,746	(123,516)	(352,571)	(382,634)	—	—	—

Household & Personal Products 0.0%
Medifast, Inc. (a),*	—	58,305	(23,557)	294	(76,735)	637,990	50,917	—
Nu Skin Enterprises, Inc., Class A	—	478,402	(479,855)	(1,590,209)	66,405	—	—	42,757
						637,990

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A *	—	133,317	(186,004)	(645,766)	1,055,922	—	—	—
EW Scripps Co., Class A *	—	161,869	(53,907)	14,597	123,325	—	—	—
Gray Media, Inc.	—	228,674	(187,087)	(29,325)	(843,908)	—	—	98,751
						—
Total	$2,468,280	$4,783,502	($2,614,918 )	($11,445,959 )	$7,221,905	$1,896,743		$325,116

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$18,226,802,889	$—	$—	$18,226,802,889
Health Care Equipment & Services	968,085,979	—	0 *	968,085,979
Pharmaceuticals, Biotechnology & Life Sciences	2,131,120,816	—	0 *	2,131,120,816
Software & Services	1,414,862,724	—	0 *	1,414,862,724

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments [1]	$394,081,726	$—	$—	$394,081,726
Futures Contracts [2]	927,954	—	—	927,954
Total	$23,135,882,088	$—	$0	$23,135,882,088

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Autoliv, Inc.	1,646,006	209,240,283
Ford Motor Co.	93,798,392	1,635,843,956
		1,845,084,239

Banks 3.1%
1st Source Corp.	434,701	32,089,628
Bank OZK	2,480,119	120,012,958
Banner Corp.	817,903	53,163,695
Capital City Bank Group, Inc.	322,123	14,701,694
Central Pacific Financial Corp.	627,945	21,576,190
City Holding Co.	344,851	42,868,428
Columbia Banking System, Inc.	7,077,309	209,771,439
CVB Financial Corp.	3,058,949	62,280,202
East West Bancorp, Inc.	3,294,609	403,721,387
Fifth Third Bancorp	21,544,000	1,075,691,920
First Financial Corp.	282,197	19,522,388
German American Bancorp, Inc.	891,786	38,988,884
Hanmi Financial Corp.	707,114	21,298,274
Independent Bank Corp.	486,813	16,707,422
Lakeland Financial Corp.	607,384	36,825,692
National Bank Holdings Corp., Class A	1,074,286	44,937,383
OFG Bancorp	1,037,534	47,270,049
Orrstown Financial Services, Inc.	461,712	17,143,367
Preferred Bank	273,264	26,184,156
Regions Financial Corp.	20,781,783	581,889,924
S&T Bancorp, Inc.	891,872	40,214,508
		2,926,859,588

Capital Goods 4.9%
Fastenal Co.	27,483,458	1,214,768,844
Lockheed Martin Corp.	4,846,385	2,570,764,923
MSC Industrial Direct Co., Inc., Class A	1,096,638	120,048,962
Snap-on, Inc.	1,242,015	461,048,388
Watsco, Inc.	836,311	307,009,768
		4,673,640,885

Commercial & Professional Services 3.9%
Automatic Data Processing, Inc.	9,637,872	2,138,065,524
Booz Allen Hamilton Holding Corp., Class A	2,883,930	228,349,577
Broadridge Financial Solutions, Inc.	2,794,510	429,572,077
Ennis, Inc.	608,486	12,449,624
Insperity, Inc.	851,740	29,359,478
Korn Ferry	1,249,529	87,442,039
Paychex, Inc.	7,733,109	749,956,911
Robert Half, Inc.	2,384,697	70,205,480
		3,745,400,710

Consumer Discretionary Distribution & Retail 4.0%
Best Buy Co., Inc.	4,667,552	363,835,678
Buckle, Inc.	717,431	32,908,560
SECURITY	NUMBER OF SHARES	VALUE ($)
Home Depot, Inc.	10,078,293	3,196,229,842
Macy's, Inc.	6,355,188	138,288,891
Penske Automotive Group, Inc.	440,916	73,796,111
		3,805,059,082

Consumer Durables & Apparel 0.0%
Ethan Allen Interiors, Inc.	549,886	11,338,649
Oxford Industries, Inc.	330,975	14,768,105
		26,106,754

Consumer Services 0.7%
Darden Restaurants, Inc.	2,756,770	562,132,971
Vail Resorts, Inc.	855,611	114,309,630
Wendy's Co.	3,767,472	29,009,534
		705,452,135

Consumer Staples Distribution & Retail 1.5%
Target Corp.	10,838,623	1,377,263,825

Energy 14.6%
APA Corp.	8,484,174	309,078,459
Chevron Corp.	19,996,744	3,648,605,910
ConocoPhillips	29,326,271	3,342,608,368
Devon Energy Corp.	27,558,495	1,226,077,434
EOG Resources, Inc.	12,987,876	1,732,322,901
HF Sinclair Corp.	3,742,740	261,580,099
Murphy Oil Corp.	3,209,753	116,160,961
ONEOK, Inc.	15,061,648	1,264,274,733
SLB Ltd.	35,793,013	1,952,508,859
		13,853,217,724

Financial Services 3.9%
ARES Management Corp., Class A	4,931,773	633,732,831
Artisan Partners Asset Management, Inc., Class A	1,691,203	63,318,640
Blackstone, Inc.	17,920,946	2,096,213,054
Cohen & Steers, Inc.	656,801	45,844,710
Federal Agricultural Mortgage Corp., Class C	223,241	39,690,017
Federated Hermes, Inc.	1,767,652	99,094,571
Moelis & Co., Class A	1,772,074	119,242,859
T. Rowe Price Group, Inc.	5,234,215	547,132,494
Virtus Investment Partners, Inc.	152,820	21,857,845
Western Union Co.	7,620,406	61,953,901
		3,728,080,922

Food, Beverage & Tobacco 12.6%
Altria Group, Inc.	40,181,575	2,795,833,989
Archer-Daniels-Midland Co.	11,503,167	917,722,663
Coca-Cola Co.	47,631,233	3,763,343,719
Flowers Foods, Inc.	5,028,729	38,419,490
General Mills, Inc.	12,772,037	431,822,571
Hershey Co.	3,546,683	688,162,902

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Marzetti Co.	485,634	54,361,870
PepsiCo, Inc.	22,693,963	3,272,242,525
		11,961,909,729

Health Care Equipment & Services 8.1%
Abbott Laboratories	32,891,206	2,815,487,233
UnitedHealth Group, Inc.	12,741,428	4,845,692,483
		7,661,179,716

Household & Personal Products 4.4%
Interparfums, Inc.	439,296	41,456,363
Kimberly-Clark Corp.	7,945,022	775,434,147
Procter & Gamble Co.	23,499,671	3,373,612,769
		4,190,503,279

Insurance 2.1%
American Financial Group, Inc.	1,657,324	215,120,655
AMERISAFE, Inc.	451,684	13,844,115
Cincinnati Financial Corp.	3,734,594	587,899,787
CNA Financial Corp.	514,318	21,632,215
Erie Indemnity Co., Class A	608,426	129,637,328
Fidelity National Financial, Inc.	6,108,752	289,249,407
Old Republic International Corp.	5,443,222	202,651,155
Principal Financial Group, Inc.	4,737,195	490,868,146
		1,950,902,808

Media & Entertainment 0.1%
Nexstar Media Group, Inc.	682,534	121,784,542

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
Amgen, Inc.	9,808,278	3,303,329,948
Bristol-Myers Squibb Co.	48,746,200	2,787,307,716
Merck & Co., Inc.	30,927,752	3,671,742,717
		9,762,380,381

Semiconductors & Semiconductor Equipment 12.9%
QUALCOMM, Inc.	25,540,239	6,411,110,794
Skyworks Solutions, Inc.	3,601,923	280,409,706
Texas Instruments, Inc.	18,380,289	5,618,486,741
		12,310,007,241

Software & Services 2.9%
Accenture PLC, Class A	14,728,305	2,755,224,016

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 5.9%
Comcast Corp., Class A	85,894,026	2,136,184,427
Verizon Communications, Inc.	72,656,226	3,473,694,165
		5,609,878,592

Transportation 2.0%
United Parcel Service, Inc., Class B	17,688,806	1,887,218,712

Utilities 0.0%
Clearway Energy, Inc., Class C	824,025	33,916,869
Total Common Stocks (Cost $80,954,606,860)		94,931,071,749

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (a)	41,401,075	41,401,075
Total Short-Term Investments (Cost $41,401,075)		41,401,075
Total Investments in Securities (Cost $80,996,007,935)		94,972,472,824

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 06/18/26	502	128,203,270	3,496,853
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	60	22,392,000	677,949
			4,174,802

(a)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2025, and/or Value and Balance of Shares Held at May 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/26	BALANCE OF SHARES HELD AT 5/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	$—	$5,606,641	($7,803,576 )	($15,401,130 )	$14,803,303	$—	—	$786,737

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$94,931,071,749	$—	$—	$94,931,071,749
Short-Term Investments [1]	41,401,075	—	—	41,401,075
Futures Contracts [2]	4,174,802	—	—	4,174,802
Total	$94,976,647,626	$—	$—	$94,976,647,626

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG89948MAY26